                                                    Registration No. 333-105970
                                                    File No. 811-21369

                                              UNITED STATES
                                    SECURITIES AND EXCHANGE COMMISSION
                                           Washington, DC 20549

                                                FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   [ X ]
Pre-Effective Amendment No.                                               [   ]
Post-Effective Amendment No. 6                                            [ X ]

                                                  and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           [ X ]

         Amendment No. 6

                                  OPPENHEIMER INTERNATIONAL VALUE TRUST
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                            (Exact Name of Registrant as Specified in Charter)

                          6803 South Tucson Way, Centennial, Colorado 80112-3924
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                           (Address of Principal Executive Offices) (Zip Code)

                                              (303) 768-3200
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                            Registrant's Telephone Number, including Area Code

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                                           Robert G. Zack, Esq.
                                          OppenheimerFunds, Inc.
                              Two World Financial Center, 225 Liberty Street
----------------------------------------------------------------------------------------------------------
                                      New York, New York 10281-1008
                                 (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

     [   ] immediately upon filing pursuant to paragraph (b)
     [ X ] on August 27, 2008 pursuant to paragraph (b)
     [   ] 60 days after filing pursuant to paragraph (a)(1)
     [   ] on ______________ pursuant to paragraph (a)(1)
     [   ] 75 days after filing pursuant to paragraph (a)(2)
     [   ] on _____________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
     [   ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Oppenheimer
International Value Fund

Prospectus dated August 27, 2008

     Oppenheimer  International  Value Fund (the  "Fund") is a mutual  fund that seeks long-term capital appreciation. It emphasizes investments in common stocks of foreign companies that the portfolio manager believes to be undervalued.

     This prospectus contains important  information about the Fund's objective, its  investment  policies,  strategies  and risks.  It also  contains  important information  about  how to buy and sell  shares  of the Fund and  other  account features.  Please read this prospectus  carefully  before you invest and keep it for future reference about your account.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the Fund's securities nor has it determined that this prospectus is accurate or complete. It is a criminal offense to represent otherwise.

                                                    [logo] OppenheimerFunds(R)
                                                    The Right Way to Invest

CONTENTS

                  ABOUT THE FUND

                  The Fund's Investment Objective and Principal Investment
                        Strategies

                  Main Risks of Investing in the Fund

                  The Fund's Past Performance

                  Fees and Expenses of the Fund

                  About the Fund's Investments

                  How the Fund is Managed

                  ABOUT YOUR ACCOUNT

                  How to Buy Shares
                  Class A Shares
                  Class B Shares
                  Class C Shares
                  Class N Shares
                  Class Y Shares

                  Special Investor Services
                  AccountLink
                  PhoneLink
                  OppenheimerFunds Internet Website
                  Retirement Plans

                  How to Sell Shares
                  By Mail
                  By Telephone

                  How to Exchange Shares

                  Shareholder Account Rules and Policies

                  Dividends, Capital Gains and Taxes

                  Financial Highlights

ABOUT THE FUND

The Fund's Investment Objective and Principal Investment Strategies

WHAT IS THE FUND'S INVESTMENT  OBJECTIVE?  The Fund seeks long-term capital appreciation.

WHAT DOES THE FUND MAINLY INVEST IN? The Fund invests mainly in common stocks of companies believed by the Fund's investment manager, OppenheimerFunds, Inc. (the
"Manager"), to be undervalued, that are domiciled outside the United States or have their primary operations outside the United States.

         The Fund does not limit its investments to issuers within a specific market capitalization range. At times, the Fund may invest a substantial portion of its assets in a particular capitalization range. For example, the Fund may invest a substantial portion of its assets in stocks issued by small and mid-sized companies.

         The Fund can invest in emerging markets as well as developed markets, although it may place greater emphasis on investing in one or more particular regions from time to time, such as Europe or Asia. It can invest 100% of its assets in foreign securities. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes)
in foreign common and preferred stock of issuers in at least five different countries outside the United States.

HOW DOES THE PORTFOLIO MANAGER DECIDE WHAT SECURITIES TO BUY OR SELL? In
selecting securities for the Fund, the Manager evaluates investment opportunities on a company-by-company basis. The portfolio manager looks primarily for foreign companies using a value criteria and a "bottom up"
investment approach - that is, analyzing individual stocks before considering the impact of general or industry economic trends. The portfolio manager's value criteria entails estimating a company's fair value and comparing the estimated fair value to the company's stock price. This approach includes fundamental analysis of a company's financial statements, profitability, and management structure. It also includes analysis of the company's operations, business strategy, product development, and competitive positioning, as well as the industry and sector of which the issuer is part.

         The portfolio manager monitors individual issuers for changes in the factors above that may lead to a decision to sell a security. The portfolio manager may also sell a security if its share price meets the portfolio manager's targeted price, or if the portfolio manager believes that a better investment idea has emerged.

WHO IS THE  FUND  DESIGNED  FOR?  The  Board  of  Trustees  of the Fund has
determined that it is in the best interest of the Fund's  shareholders  that the
Fund reorganize with and into Oppenheimer Quest  International  Value Fund, Inc.
("Quest  International Value Fund"). The Board unanimously approved an Agreement and Plan of Reorganization (the "Agreement") to be entered into between the Fund
and  Quest  International   Value  Fund.   Pursuant  to  the  Agreement,   Quest
International  Value Fund would  acquire all of the assets and assume all of the liabilities of the Fund in exchange for shares of Quest International Value Fund
(the  "Reorganization").  The  Reorganization  is conditioned  upon, among other things,  approval by the Fund's  shareholders.  If all of the required approvals are obtained,  it is anticipated that the Reorganization  will occur in November
2008. If the Reorganization is approved, Fund shareholders will receive the same
Class of shares of Quest  International Value Fund, with the same 12b-1 fees and sales charges (including  contingent  deferred sales charges),  as the shares of the Fund  they  held  immediately  prior to the  Reorganization.  Following  the
Reorganization, the Fund will liquidate, dissolve and terminate its registration as an investment  company under the  Investment  Company Act of 1940, as amended
(the "Investment Company Act").

         Shareholders of record, as of a date to be determined by the Board, will be entitled to vote on the Reorganization and will receive a combined proxy statement and prospectus describing the Reorganization and the shareholder meeting. The combined proxy statement and prospectus is expected to be distributed to shareholders of record in September 2008. The anticipated date for the shareholder meeting is on or about November 7, 2008 and, if approved by the shareholders and certain conditions required by the Agreement are satisfied, the Reorganization would take place shortly thereafter.

         The Fund is designed primarily for investors seeking capital appreciation in their investment over the long term from a fund that normally has substantial foreign investments. Those investors should be willing to assume the greater risks of share price fluctuations that are typical for an aggressive fund focusing on stock investments, and the special risks of investing in both emerging and developed markets. The Fund does not seek current income and the income from its investments will likely be small, so the Fund is not designed for investors needing income. Because of its focus on long-term capital appreciation, the Fund may be appropriate for some portion of a retirement plan investment for investors with a high risk tolerance. However, the Fund is not a complete investment program.

Main Risks of Investing in the Fund

All investments carry risks to some degree. The Fund's investments are subject to changes in their value from a number of factors, described below. There is also the risk that poor security selection by the Manager will cause the Fund to underperform other funds having similar objectives.

RISKS OF INVESTING IN STOCKS. Because the Fund invests primarily in common stocks of foreign companies, the value of the Fund's holdings will be affected by changes in the foreign stock markets and the special economic and other factors that might primarily affect the prices of particular foreign markets.
That volatility is likely to be even greater for stocks issued by small and mid-sized companies, in which the Fund may invest a substantial amount of its assets. Market risk will affect the Fund's net asset values per share, which will fluctuate as the values of the Fund's portfolio securities change. The prices of individual stocks do not all move in the same direction uniformly or at the same time. For example, "growth" stocks may perform well under circumstances in which "value" stocks in general have fallen. Different stock markets may behave differently from each other.

         Additionally, stocks of issuers in a particular industry may be affected by changes in economic conditions that affect that industry more than others, or by changes in government regulations, availability of basic resources or supplies, or other events affecting that industry. To the extent the Fund emphasizes investments in a particular industry, its share values may fluctuate in response to events affecting that industry.

         Other factors can affect a particular stock's price, such as poor earnings reports by the issuer, loss of major customers, major litigation against the issuer, or changes in government regulations affecting the issuer or its industry.

o        Special Risks of Stocks Issued by Small- and Mid-Sized Companies. These
         companies can include both established and newer companies. While newer companies might offer greater opportunities for capital appreciation than larger, more established companies, they involve substantially greater risks of loss and price fluctuations than larger issuers.

         Stocks of small- and mid-sized companies may have limited product lines or markets for their products, limited access to financial resources and less depth in management skill than larger, more established companies. Their stocks may be less liquid than those of larger issuers. That means the Fund could have greater difficulty selling its securities at an acceptable price, especially in periods of market volatility. That factor increases the potential for losses to the Fund.
         Also, it may take a substantial period of time before the Fund realizes a gain on an investment in the stocks of a small- or mid-sized company, if it realizes any gain at all.

RISKS OF VALUE INVESTING. Value investing seeks stocks having prices that are low in relation to what is believed to be their real worth or prospects. The
Fund seeks to realize appreciation in the value of its holdings when other investors realize the intrinsic value of those stocks. In using a value investing style, there is the risk that the market will not recognize the securities selected as undervalued, and the securities may not appreciate in value in the way the Manager anticipates. The portfolio manager's "value"
approach to investing could result in fewer Fund investments in stocks that become highly valued by the marketplace during times of rapid market advances.
This could cause the Fund to underperform other funds that seek capital appreciation but that employ a growth or non-value approach to investing.

RISKS OF FOREIGN INVESTING. While foreign securities may offer special investment opportunities, there are also special risks. The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S.
dollar value of securities denominated in that foreign currency. The value of foreign investments may be affected by exchange control regulations, expropriation or nationalization of a company's assets, foreign taxes, delays in settlement of transactions, changes in governmental, economic or monetary policy in the U.S. or abroad, or other political and economic factors. In addition, foreign securities might not be as liquid as domestic securities. These risks could cause the prices of foreign stocks to fall and could therefore depress the
Fund's share prices. Foreign issuers are not subject to the same accounting and disclosure requirements that U.S. companies are subject to.

Additionally, if a fund invests a significant amount of its assets in foreign securities, it may be exposed to "time-zone arbitrage" attempts by investors seeking to take advantage of the differences in value of foreign securities that might result from events that occur after the close of the foreign securities market on which a foreign security is traded and before the close of the New
York Stock Exchange (the "NYSE") that day, when the Fund's net asset value is calculated. If such time-zone arbitrage were successful, it might dilute the interests of other shareholders. However, the Fund's use of "fair value pricing"
to adjust the closing market prices of foreign securities under certain circumstances, to reflect what the Manager and the Fund's Board believe to be their fair value, and the imposition of redemption fees, may help deter those activities.

o        Special Risks of Emerging Markets. Securities in emerging market countries may be more difficult to sell at an acceptable price, they may be illiquid, and their prices may be more volatile than securities of companies in more developed markets. Settlements of trades may be subject to greater delays so that the Fund may not receive the proceeds of a sale of a security on a timely basis. Emerging market countries may have less developed trading markets and exchanges. They may have less developed legal and accounting systems, and investments in those markets may be subject to greater risks of government restrictions on withdrawing the sales proceeds of securities from the country.

HOW RISKY IS THE FUND OVERALL? The risks described above collectively form the overall risk profile of the Fund, and can affect the value of the Fund's investments, its investment performance and the prices of its shares. Particular investments and investment strategies also have risks. These risks mean that you can lose money by investing in the Fund. When you redeem your shares, they may be worth more or less than what you paid for them. There is no assurance that the Fund will achieve its investment objective.

The prices of the Fund's shares can go up and down substantially. The Fund generally does not use income-oriented investments to help cushion the Fund's total return from changes in stock prices. In the OppenheimerFunds spectrum, the
Fund is an aggressive investment vehicle, designed for investors willing to assume greater risks in the hope of achieving long-term capital appreciation. It is likely to be subject to greater fluctuations in its share prices than funds that do not invest in foreign securities (especially emerging market securities)
or funds that focus on both stocks and bonds.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's Past Performance

The bar chart and table below show one measure of the risks of investing in the
Fund, by showing changes in the Fund's performance (for its Class A shares) from year to year for the full calendar years since the Fund's inception and by showing how the average annual total returns of the Fund's shares, both before and after taxes, compare to those of broad-based market indices. The after-tax returns for the other classes of shares will vary.

         The after-tax returns are shown for Class A shares only and are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown, and do not reflect the impact of state or local taxes. The after-tax returns are calculated based on certain assumptions mandated by regulation and your actual after-tax returns may differ from those shown, depending on your individual tax situation. The after-tax returns set forth below are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or IRAs or to institutional investors not subject to tax. The Fund's past investment performance, before and after taxes, is not necessarily an indication of how the
Fund will perform in the future.

Annual Total Returns (Class A) (as of 12/31 each year)
[See appendix to prospectus for data in bar chart showing the annual total return]

Sales charges and taxes are not included in the calculations of return in this bar chart, and if those charges and taxes were included, the returns may be less than those shown.

For the period from 1/1/08 through 6/30/08, the cumulative return (not annualized) before taxes for Class A shares was -19.70%.

During the period shown in the bar chart, the highest return (not annualized)
before taxes for a calendar quarter was 16.37% (4th Qtr `04) and the lowest return (not annualized) before taxes for a calendar quarter was -7.88% (4th Qtr
`07).

     ----------------------------------------------- ------------------------ -------------------------

                                                             1 Year                   5 Years

     Average Annual Total Returns                     (or life of class, if    (or life of class, if
     for the periods ended December 31, 2007                  less)                    less)

     ----------------------------------------------- ------------------------ -------------------------
     ----------------------------------------------- ------------------------ -------------------------
     Class A Shares (inception 8/1/03)

       Return Before Taxes                                   -5.78%                    17.59%
       Return After Taxes on Distributions                   -6.76%                    16.17%
       Return  After  Taxes  on  Distributions  and          -3.17%                    14.69%
       Sale of Fund Shares

     ----------------------------------------------- ------------------------ -------------------------

     Class B Shares (inception 5/6/04)                       -5.65%                    13.31%

     ----------------------------------------------- ------------------------ -------------------------
     ----------------------------------------------- ------------------------ -------------------------

     Class C Shares (inception 5/6/04)                       -1.78%                    13.99%

     ----------------------------------------------- ------------------------ -------------------------
     ----------------------------------------------- ------------------------ -------------------------

     Class N Shares (inception 11/16/07)                     -3.63%                     N/A

     ----------------------------------------------- ------------------------ -------------------------
     ----------------------------------------------- ------------------------ -------------------------

     Class Y Shares (inception 9/27/05)                       0.23%                    12.99%

     ----------------------------------------------- ------------------------ -------------------------
     ----------------------------------------------- ------------------------ -------------------------

     MSCI World Index (reflects no deduction for              9.57%                  16.61%(1)
                                                            -1.26%(4) 14.92%(2)
     fees, expenses or taxes)                                                        14.78%(3)

     ----------------------------------------------- ------------------------ -------------------------
     ----------------------------------------------- ------------------------ -------------------------

                                                                                     24.41%(1)
     MSCI World Index ex U.S. (reflects no                   17.12%                  22.17%(2)
     deduction for fees, expenses or taxes)                 -1.45%(4)                21.67%(3)

     ----------------------------------------------- ------------------------ -------------------------

     (1)From 7/31/03
     (2)From 4/30/04
     (3)From 9/30/05
     (4)From 11/30/07

The Fund's average annual total returns include applicable sales charges: for
Class A shares, the current maximum initial sales charge of 5.75%; for Class B shares, the contingent deferred sales charge of 5% (1-year) and 2% (5-years);
and for Class C and Class N shares, the 1% contingent deferred sales charge for the 1-year period. There is no sales charge for Class Y shares. The returns measure the performance of a hypothetical account and assume that all dividends and capital gains distributions have been reinvested in additional shares. The
Fund's performance is compared to the Morgan Stanley Capital International
(MSCI) World Index, an unmanaged free float-adjusted market capitalization weighted index that is designed to measure global developed market equity performance and the MSCI World Index ex U.S. As of June 2007 the MSCI World
Index consisted of 23 developed market country indices, including the United
States. The indices performance includes reinvestment of income but does not reflect transaction costs, fees, expenses or taxes. The Fund's investments vary from those in the indices.

Fees and Expenses of the Fund

The following tables are provided to help you understand the fees and expenses you may pay if you buy and hold shares of the Fund. The Fund pays a variety of expenses directly for management of its assets, administration, distribution of its shares and other services. Those expenses are subtracted from the Fund's assets to calculate the Fund's net asset values per share. All shareholders therefore pay those expenses indirectly. Shareholders pay other transaction expenses directly, such as sales charges. The expenses below for Class A, B, C and Y shares are based on actual expenses during the fiscal year ended April 30,
2008, and are annualized for Class N shares.

Shareholder Fees (charges paid directly from your investment):

------------------------------------------------ -------------- ------------- ------------ ------------- ------------
                                                    Class A       Class B       Class C      Class N       Class Y
                                                    Shares         Shares       Shares        Shares       Shares
------------------------------------------------ -------------- ------------- ------------ ------------- ------------
------------------------------------------------ -------------- ------------- ------------ ------------- ------------
Maximum Sales Charge (Load) on                       5.75%          None         None          None         None
purchases (as % of offering price)
------------------------------------------------ -------------- ------------- ------------ ------------- ------------
------------------------------------------------ -------------- ------------- ------------ ------------- ------------
Maximum Deferred Sales Charge (Load)
(as % of the lower of the original                  None(1)        5%(2)         1%(3)        1%(4)         None
offering price or redemption proceeds)
------------------------------------------------ -------------- ------------- ------------ ------------- ------------
------------------------------------------------ -------------- ------------- ------------ ------------- ------------
Redemption Fee (as a percentage of total             2.00%         2.00%         2.00%        2.00%         2.00%
redemption proceeds)(5)
------------------------------------------------ -------------- ------------- ------------ ------------- ------------

Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)

                                                    Class A       Class B       Class C      Class N      Class Y
                                                    Shares         Shares       Shares       Shares       Shares
------------------------------------------------ -------------- ------------- ------------ ------------ ------------
Management Fees                                      0.85%         0.85%         0.85%        0.85%        0.85%
------------------------------------------------ -------------- ------------- ------------ ------------ ------------
------------------------------------------------ -------------- ------------- ------------ ------------ ------------

Distribution and/or Service (12b-1) Fees             0.23%         1.00%         1.00%        0.47%        None

------------------------------------------------ -------------- ------------- ------------ ------------ ------------

Acquired Fund Fees and Expenses                      None           None         None         None         None

------------------------------------------------ -------------- ------------- ------------ ------------ ------------

Other Expenses                                       0.26%         0.39%         0.29%        1.17%        0.05%

------------------------------------------------ -------------- ------------- ------------ ------------ ------------
------------------------------------------------ -------------- ------------- ------------ ------------ ------------

Total Annual Operating Expenses                      1.34%         2.24%         2.14%        2.49%        0.90%

------------------------------------------------ -------------- ------------- ------------ ------------ ------------

Expenses may vary in future years. "Other Expenses" include, transfer agent fees, custodial fees, and accounting and legal expenses that the Fund pays. The
Manager has voluntarily agreed to waive fees and/or reimburse the Fund for certain expenses so that "Total Annual Operating Expenses" will not exceed 1.70%
for Class A shares, 2.45% for Class B and Class C shares, 1.95% for Class N shares and 1.45% for Class Y shares. The voluntary waiver and/or expense reimbursements described above may be amended or withdrawn at any time without prior notice to shareholders. Additionally, the Transfer Agent has voluntarily undertaken to the Fund to limit transfer agent fees to 0.35% of average daily net assets per fiscal year for each class of shares. That undertaking may be amended or withdrawn at any time without prior notice to shareholders. After giving effect to the transfer agent fee waiver and expense limitation provision described above the "Other Expenses" and "Total Annual Operating Expenses" for
Class A, Class B, Class C and Class Y shares were as shown above, and for Class
N shares were 0.57% and 1.89%. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the
Fund's investment in Oppenheimer Institutional Money Market Fund. After the
waiver the "Other Expenses" and "Total Annual Operating Expenses" were the same as shown in the table for all classes. The Fund also receives certain credits from the Fund's custodian that, during the fiscal year, reduced its custodial expenses for all share classes by less than 0.01% of average daily net assets.

The Manager has voluntarily agreed to waive a portion of the advisory fee so that the advisory fee on the Fund's daily net assets over $2.0 billion is 0.67%.
This voluntary waiver may be withdrawn at anytime. Effective July 1, 2008, the
Manager will voluntarily waive a portion of the Fund's advisory fee so that the effective advisory fee rate for the Fund will not exceed the combined effective advisory fee and administrative fee rates of Quest International Value Fund, measured as of the last business day of the prior month. This voluntary waiver may be withdrawn at any time.

1. A Class A contingent deferred sales charge may apply to redemptions of investments of $1 million or more or to certain retirement plan redemptions. See
"How to Buy Shares" for details.
2. Applies to redemptions in the first year after purchase. The contingent deferred sales charge gradually declines from 5% to 1% in years one through six and is eliminated thereafter.

3. Applies to shares redeemed within 12 months of purchase.
4. Applies to shares redeemed within 18 months of a retirement plan's first purchase of Class N shares.
5. The redemption fee applies to the proceeds of Fund shares that are redeemed
(either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase. See "How to Sell Shares" for more information on when the redemption fee will apply.

EXAMPLES. The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in a class of shares of the Fund for the time periods indicated and reinvest your dividends and distributions.

         The first example assumes that you redeem all of your shares at the end of those periods. The second example assumes that you keep your shares. Both examples also assume that your investment has a 5% return each year and that the class's operating expenses remain the same. Your actual costs may be higher or lower because expenses will vary over time. Based on these assumptions your expenses would be as follows:

---------------------------------- -------------------- -------------------- ------------------- --------------------
If shares are redeemed:                  1 Year               3 Years             5 Years             10 Years
---------------------------------- -------------------- -------------------- ------------------- --------------------
---------------------------------- -------------------- -------------------- ------------------- --------------------

Class A Shares                            $704                 $978                $1,271              $2,105

---------------------------------- -------------------- -------------------- ------------------- --------------------
---------------------------------- -------------------- -------------------- ------------------- --------------------

Class B Shares                            $730                $1,008               $1,413              $2,160*

---------------------------------- -------------------- -------------------- ------------------- --------------------
---------------------------------- -------------------- -------------------- ------------------- --------------------

Class C Shares                            $319                 $677                $1,161              $2,498

---------------------------------- -------------------- -------------------- ------------------- --------------------
---------------------------------- -------------------- -------------------- ------------------- --------------------

Class N Shares                            $355                 $785                $1,342              $2,861

---------------------------------- -------------------- -------------------- ------------------- --------------------
---------------------------------- -------------------- -------------------- ------------------- --------------------

Class Y Shares                             $92                 $288                 $501               $1,113

---------------------------------- -------------------- -------------------- ------------------- --------------------

---------------------------------- -------------------- -------------------- ------------------- --------------------
If shares are not redeemed:              1 Year               3 Years             5 Years             10 Years
---------------------------------- -------------------- -------------------- ------------------- --------------------
---------------------------------- -------------------- -------------------- ------------------- --------------------

Class A Shares                            $704                 $978                $1,271              $2,105

---------------------------------- -------------------- -------------------- ------------------- --------------------
---------------------------------- -------------------- -------------------- ------------------- --------------------

Class B Shares                            $230                 $708                $1,213              $2,160*

---------------------------------- -------------------- -------------------- ------------------- --------------------
---------------------------------- -------------------- -------------------- ------------------- --------------------

Class C Shares                            $219                 $677                $1,161              $2,498

---------------------------------- -------------------- -------------------- ------------------- --------------------
---------------------------------- -------------------- -------------------- ------------------- --------------------

Class N Shares                            $255                 $785                $1,342              $2,861

---------------------------------- -------------------- -------------------- ------------------- --------------------
---------------------------------- -------------------- -------------------- ------------------- --------------------

Class Y Shares                             $92                 $288                 $501               $1,113

---------------------------------- -------------------- -------------------- ------------------- --------------------

In the first example, expenses include the initial sales charge for Class A and the applicable Class B, Class C and Class N contingent deferred sales charges.
In the second example, the Class A expenses include the sales charge, but Class
B, Class C and Class N expenses do not include contingent deferred sales charges. There is no sales charge on Class Y shares. * Class B expenses for years 7 through 10 are based on Class A expenses since Class B shares automatically convert to Class A shares 72 months after purchase.

About the Fund's Investments

THE FUND'S PRINCIPAL INVESTMENT POLICIES AND RISKS. The allocation of the Fund's portfolio will vary over time based upon the Manager's evaluation of economic and market trends. The Fund's portfolio might not always include all of the different types of investments described in this prospectus. The Statement of
Additional Information contains more detailed information about the Fund's investment policies and risks.

         The Manager tries to reduce risks by carefully researching securities before they are purchased. The Fund attempts to reduce its exposure to market risks by diversifying its investments, that is, by not holding a large percentage of the stock of any one company and by not investing too great a percentage of the Fund's assets in any one company. Also, the Fund does not concentrate 25% or more of its total assets in investments in any one industry.
The Fund may invest up to 10% of its total assets in the securities of U.S.
issuers.

         Changes in the overall market prices of securities and the income they pay can occur at any time. The share price of the Fund will change daily based on changes in market prices of securities and market conditions, and in response to other economic events.

Stock and Other Equity Investments. The Fund invests primarily in a diversified portfolio of common stocks of issuers that may be of small, medium or large capitalization, to seek capital appreciation. The Fund can invest in other equity securities, including preferred stocks, rights and warrants, and securities convertible into common stock. Preferred stocks, while a form of equity security, typically have a fixed dividend that may cause their prices to behave more like those of debt securities. If prevailing interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline.
       The right to payment of dividends on preferred stock generally is subordinate to the rights of the company's debt securities. Preferred stock dividends may be cumulative (they remain a liability of the company until paid) or noncumulative.

Foreign Securities. The foreign securities the Fund can buy include stocks and other equity securities of companies organized under the laws of a foreign country or companies that have more than 50% of their operations or assets abroad, or derive more than 50% of their revenue or profits from businesses, investments or sales outside the United
         States. Foreign securities include securities traded primarily on foreign securities exchanges or in foreign over-the-counter markets.
         The Fund considers securities of foreign issuers that are represented in the U.S. securities markets by American Depository Receipts ("ADRs")
         or similar depository arrangements to be "foreign securities" for purposes of its investment allocations.

Loans of Portfolio Securities. The Fund may loan its portfolio securities to brokers, dealers and financial institutions to seek income. The Fund has entered into a securities lending agreement with The Goldman Sachs
         Trust Company, doing business as Goldman Sachs Agency Lending ("Goldman
         Sachs") for that purpose. Under the agreement, Goldman Sachs will generally bear the risk that a borrower may default on its obligation to return loaned securities. The Fund, however, will be responsible for the risks associated with the investment of cash collateral, including the risk that the Fund may lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to meet its obligations to the borrower. The Fund's portfolio loans must comply with the collateralization and other requirements of the Fund's securities lending agreement, its securities lending procedures and applicable government regulations. The Fund limits loans of portfolio securities to not more than 25% of its net assets.

CAN THE FUND'S INVESTMENT OBJECTIVE AND POLICIES CHANGE? The Fund's Board can
change non-fundamental investment policies without shareholder approval, although significant changes will be described in amendments to this prospectus.
Fundamental policies cannot be changed without the approval of a majority of the
Fund's outstanding voting shares. The Fund's investment objective is a fundamental policy. Other investment restrictions that are fundamental policies are listed in the Statement of Additional Information. An investment policy is not fundamental unless this prospectus or the Statement of Additional
Information says that it is.

OTHER INVESTMENT STRATEGIES. To seek its objective, the Fund can use the non-principal investment strategies and techniques described below. The Manager might not always use all of them and is not required to use them to achieve its objective. These techniques have risks, although some are designed to help reduce overall investment or market risks.

Debt Securities and Convertible Securities. While the Fund emphasizes investments in common stocks, it can also buy securities convertible into common stock. A convertible security is one that can be converted into or exchanged for a set amount of common stock of an issuer within a particular period of time at a specified price or according to a price formula. Many convertible securities are a form of debt security, but the Manager regards some of them as "equity substitutes" because of the feature allowing them to be converted into common stock. Therefore, their credit ratings have less impact on the Manager's investment decision than in the case of other debt securities. Nevertheless, convertible debt securities are subject to both credit risk and interest rate risk described below.

          The Fund may invest in convertible preferred stock. Some convertible preferred stock with a mandatory conversion feature has a set call price to buy the underlying common stock. If the underlying common stock price is less than the call price, the holder will pay more for the common stock than its market price. The issuer might also be able to redeem the stock prior to the mandatory conversion date, which could diminish the potential for capital appreciation on the investment.

          The Fund can buy convertible securities rated as low as "B" by Moody's
          Investor Services, Inc. or Standard & Poor's Ratings Services or
          having comparable ratings by other nationally recognized rating organizations (or, if they are unrated, having a comparable rating assigned by the Manager). Those ratings are below "investment grade"
          and the securities (commonly referred to as "junk bonds") are subject to greater risk of default by the issuer than investment-grade securities and may be subject to greater market fluctuations. These risks can reduce the Fund's share prices and the income it earns.
          These investments are subject to the Fund's policy of not investing more than 10% of its net assets in debt securities. To the extent the
          Fund buys debt securities it will focus primarily on investment-grade securities.

o        Credit Risk. Debt securities are subject to credit risk. Credit risk relates to the ability of the issuer of a security to make interest and principal payments on the security as they become due. If the issuer fails to pay interest, the Fund's income might be reduced, and if the issuer fails to repay principal, the value of that security and of the
         Fund's shares might be reduced. A downgrade in an issuer's credit rating or other adverse news about an issuer can reduce the value of that issuer's securities. The debt securities the Fund may invest in, particularly high-yield, lower-grade debt securities, are subject to risks of default. Lower-grade debt securities may be subject to greater market fluctuations and greater risks of loss of income and principal than investment-grade debt securities.

o        Interest Rate Risk. The values of debt securities are subject to change when prevailing interest rates change. When prevailing interest rates fall, the values of already-issued debt securities generally rise. When prevailing interest rates rise, the values of already-issued debt securities generally fall, and they may sell at a discount from their face amount. The magnitude of these fluctuations will often be greater for longer-term debt securities than shorter-term debt securities. The
         Fund's share prices can go up or down when interest rates change because of the effect of the changes on the value of the Fund's investments in debt securities.

Investing in Special Situations. At times the Fund might use aggressive investment techniques. These might include seeking to benefit from what the portfolio manager perceives to be "special situations," such as mergers, reorganizations or other unusual events expected to affect a particular issuer. However, there is a risk in investing in special situations that the change or event might not occur, which could have a negative impact on the price of the issuer's securities. The Fund's investment might not produce the expected gains or could incur a loss.

Investing in Small, Unseasoned Companies. The Fund can invest in small, unseasoned companies. These are companies that have been in operation less than three years, including the operations of any predecessors.
         These securities may have limited liquidity (which means the Fund may have difficulty selling them at an acceptable price when it wants to), and their prices may be very volatile.

Investing in Domestic Securities. The Fund does not expect to invest more than
         10% of its total assets under normal market conditions in securities of
         U.S. issuers. However, it can hold common and preferred stocks of U.S.
         companies as well as their debt securities, and can also invest in U.S.
         corporate and government debt securities for defensive and liquidity purposes.

Illiquid and Restricted Securities. Investments may be illiquid because they do not have an active trading market. That may make it difficult to value them or dispose of them promptly at an acceptable price. Restricted securities may have terms that limit their resale to other investors or may require registration under applicable securities laws before they may be sold publicly. The Fund will not invest more than 15% of its net assets in illiquid or restricted securities. Certain restricted securities that are eligible for resale to qualified institutional purchasers may not be subject to that limit. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

Derivative Investments. The Fund can use "derivative" investments to seek increased returns or to try to hedge investment risks, although it does not currently use them to a significant degree. In general terms, a derivative investment is an investment contract whose value depends on
         (or is derived from) the value of an underlying asset or non-asset reference, such as an interest rate or index. In the broadest sense, exchange-traded options, futures contracts and forward contracts can be considered "derivative" investments. In addition to using derivatives for hedging, the Fund might use certain derivative investments because they offer the potential for increased value.

o        There are Special Risks in Using Derivative Investments. If the issuer of the derivative does not pay the amount due, the Fund can lose money on the investment. Also, the underlying security or investment on which the derivative is based, and the derivative itself, may not perform the way the Manager expected it to perform. If that happens, the Fund's share prices could decline.

         The Fund has limits on the amount of particular types of derivatives it can hold. However, using derivatives can cause the Fund to lose money on its investments and/or increase the volatility of its share prices.
         As a result of these risks the Fund could realize less principal or income from the investment than expected and its share prices could fall or the Fund's hedge could be unsuccessful. Certain derivative investments held by the Fund may be illiquid.

Hedging. The Fund can hedge using various strategies, including by buying and selling futures contracts on broadly-based securities indices and foreign currencies, put and call options, forward contracts and options on futures and broadly-based securities indices. The Fund is not required to hedge in seeking its investment objective.

         The Fund could hedge for a number of purposes. It might hedge against changes in securities prices, or against changing interest rates.
         Buying futures and call options would tend to increase the Fund's exposure to the securities markets. Forward contract can be used to try to manage foreign currency risks on the Fund's foreign investments.

         There are also special risks in particular hedging strategies. For example, options trading involves the payment of premiums and can increase portfolio turnover. If a covered call written by the Fund is exercised on an investment that has increased in value, the Fund will be required to sell the investment at the call price and will not be able to realize any profit if the investment has increased in value above the call price.

         If the Manager used a hedging strategy at the wrong time or judged market conditions incorrectly, the hedge might fail and the strategy could reduce the Fund's return. The Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments or if it could not close out a position because of an illiquid market.

Investments by "Funds of Funds." Class Y shares of the Fund are offered as an investment to certain Oppenheimer funds that act as "funds of funds."
         The Fund's Board of Trustees has approved making the Fund's shares available as an investment for those funds. From time to time, those funds of funds may invest significant portions of their assets in shares of the Fund, and may own a significant amount of the Fund's outstanding shares or outstanding Class Y shares. Those funds of funds typically use asset allocation strategies under which they may increase or reduce the amount of their investments in the Fund frequently, and may do so on a daily basis during volatile market conditions. If the size of those purchases and redemptions of the Fund's shares were significant relative to the size of the Fund's assets, the Fund could be required to purchase or sell portfolio securities, increasing its transaction costs and possibly reducing its performance for all share classes. For a further discussion of the possible effects of frequent trading in the Fund's shares, please refer to the section titled "Are
         There Limitations on Frequent Purchases, Redemptions and Exchanges?" in
         this prospectus.

Investments in Oppenheimer Institutional Money Market Fund. The Fund can invest its free cash balances in Class E shares of Oppenheimer Institutional Money
Market Fund, to provide liquidity or for defensive purposes. The Fund invests in
Oppenheimer Institutional Money Market Fund rather than purchasing individual short-term investments to try to seek a higher yield than it could obtain on its own. Oppenheimer Institutional Money Market Fund is a registered open-end management investment company, regulated as a money market fund under the
Investment Company Act, and is part of the Oppenheimer Family of Funds. It invests in a variety of short-term, high-quality, dollar-denominated money market instruments issued by the U.S. Government, domestic and foreign corporations, other financial institutions, and other entities. Those investments may have a higher rate of return than the investments that would be available to the Fund directly. At the time of an investment, the Manager cannot always predict what the yield of the Oppenheimer Institutional Money Market Fund will be because of the wide variety of instruments that fund holds in its portfolio. The return on those investments may, in some cases, be lower than the return that would have been derived from other types of investments that would provide liquidity. As a shareholder, the Fund will be subject to its proportional share of the expenses of Oppenheimer Institutional Money Market
Fund's Class E shares, including its advisory fee. However, the Manager will waive a portion of the Fund's advisory fee to the extent of the Fund's share of the advisory fee paid to the Manager by Oppenheimer Institutional Money Market
Fund.

Temporary Defensive and Interim Investments. For temporary defensive purposes in times of adverse or unstable market, economic or political conditions, the Fund can invest up to 100% of its assets in investments that may be inconsistent with the Fund's principal investment strategies. Generally the Fund would invest in shares of Oppenheimer Institutional Money
         Market Fund or in the types of money market instruments described above or in other short-term U.S. Government securities. The Fund might also hold these types of securities as interim investments pending the investment of proceeds from the sale of Fund shares or the sale of Fund portfolio securities or to meet anticipated redemptions of Fund shares.
         To the extent the Fund invests in these securities, it might not achieve its investment objective.

Portfolio Turnover. Although the Fund seeks long-term capital appreciation, it may engage in active and frequent trading while trying to achieve its objective. Additionally, securities trading can cause the Fund to realize gains that are distributed to shareholders as taxable distributions. Increased portfolio turnover creates higher brokerage and transaction costs for the Fund (and may reduce performance).

PORTFOLIO HOLDINGS. The Fund's portfolio holdings are included in semi-annual and annual reports that are distributed to shareholders of the Fund within 60 days after the close of the period for which such report is being made. The Fund also discloses its portfolio holdings in its
          Statements of Investments on Form N-Q, which are filed with the
          Securities and Exchange Commission no later than 60 days after the close of its first and third fiscal quarters. These required filings are publicly available at the Securities and Exchange Commission.
          Therefore, portfolio holdings of the Fund are made publicly available no later than 60 days after the close of each of the Fund's fiscal quarters.

          A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the
          Fund's Statement of Additional Information.

How the Fund Is Managed

THE MANAGER. The Manager chooses the Fund's investments and handles its day-to-day business. The Manager carries out its duties, subject to the policies established by the Fund's Board of Trustees, under an investment advisory agreement that states the Manager's responsibilities. The agreement sets the fees the Fund pays to the Manager and describes the expenses that the Fund is responsible for paying to conduct its business.

         The Manager has been an investment adviser since 1960. The Manager and its subsidiaries and controlled affiliates managed more than $225 billion in assets as of June 30, 2008, including other Oppenheimer funds with more than 6 million shareholder accounts. The Manager is located at Two World Financial
Center, 225 Liberty Street, 11th Floor, New York, New York 10281-1008.

Advisory Fees. The Fund pays the Manager an advisory fee computed on the total net assets of the Fund as of the close of each business day at an annual rate that declines as the Fund's assets grow: the Fund pays
          0.85% of the first $500 million of average annual net assets, 0.75% of the next $500 million, and 0.70% of average annual net assets in excess of $1 billion. The Fund's management fee for the fiscal year ended April 30, 2008 was 0.85% of average annual net assets for each class of shares.

          The Manager has voluntarily agreed to waive a portion of the advisory fee so that the advisory fee on the Fund's daily net assets over $2.0 billion is 0.67%. This voluntary waiver may be withdrawn at any time.

          Effective July 1, 2008, the Manager will voluntarily waive a portion of the Fund's advisory fee so that the effective advisory fee rate for the Fund will not exceed the combined effective advisory fee and administrative fee rates of Quest International Value Fund, measured as of the last business day of the prior month. This voluntary waiver may be withdrawn at any time.

          A discussion regarding the basis for the Board of Trustees' approval of the Fund's investment advisory agreement with the Manager is available in the Fund's Semi-Annual Report to shareholders for the six month period ended October 31, 2007.

Portfolio Manager. The Fund's portfolio is managed by Dominic Freud, who is primarily responsible for the day-to-day management of the Fund's investments. Mr. Freud has been a Vice President of the Fund since
          August 2003 and a Vice President of the Manager since April 2003. He is an officer of other portfolios in the OppenheimerFunds complex. He was a Partner and European Equity portfolio manager at SLS Management from January 2002 through February 2003, prior to which he was head of the European equities desk and managing director at SG Cowen from May
          1994 through January 2002.

          The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts he manages and his ownership of Fund shares.

ABOUT YOUR ACCOUNT

How to Buy Shares

     You  can  buy  shares  several  ways,  as  described   below.   The  Fund's
Distributor, OppenheimerFunds Distributor, Inc., may appoint servicing agents to
accept  purchase  (and  redemption)   orders.  The  Distributor,   in  its  sole
discretion, may reject any purchase order for the Fund's shares.

Buying Shares Through Your Dealer. You can buy shares through any dealer, broker or financial institution that has a sales agreement with the
         Distributor. Your dealer will place your order with the Distributor on your behalf. A broker or dealer may charge a processing fee for that service. Your account information will be shared with the dealer you designate as the dealer of record for the account.
Buying Shares Through the Distributor. Complete an OppenheimerFunds new
         account application and return it with a check payable to
         "OppenheimerFunds Distributor, Inc." Mail it to P.O. Box 5270, Denver,
         Colorado 80217. If you do not list a dealer on the application, Class A shares are your only purchase option. The Distributor will act as your agent in buying Class A shares. However, we recommend that you discuss your investment with a financial adviser before you make a purchase to be sure that the Fund is appropriate for you. Class B, Class C or Class
         N shares may not be purchased by a new investor directly from the
         Distributor without the investor designating another registered broker-dealer. If a current investor no longer has another broker-dealer of record for an existing Class B, Class C or Class N account, the Distributor is automatically designated as the broker-dealer of record, but solely for the purpose of acting as the investor's agent to purchase the shares.
o        Paying by Federal Funds Wire. Shares purchased through the Distributor may be paid for by Federal Funds wire. The minimum wire purchase is
         $2,500. Before sending a wire, call the Distributor's Wire Department at 1.800.225.5677 to notify the Distributor of the wire and to receive further instructions.
o        Buying Shares Through OppenheimerFunds AccountLink. With AccountLink,
         you can pay for shares by electronic funds transfers from your bank account. Shares are purchased for your account by a transfer of money from your bank account through the Automated Clearing House (ACH)
         system. You can provide share purchase instructions automatically, under an Asset Builder Plan, described below, or by telephone instructions using OppenheimerFunds PhoneLink, also described below.
         Please refer to "AccountLink," below for more details.
o        Buying Shares Through Asset Builder Plans. You may purchase shares of the Fund automatically from your account at a bank or other financial institution under an Asset Builder Plan with AccountLink. Details are in the Asset Builder application and the Statement of Additional
         Information.

WHAT IS THE MINIMUM AMOUNT YOU MUST INVEST? In most cases, you can buy Fund shares with a minimum initial investment of $1,000 and make additional investments at any time with as little as $50. There are reduced minimums available under the following special investment plans:
o        If you establish one of the many types of retirement plan accounts that
         OppenheimerFunds offers, more fully described below under "Special
         Investor Services," you can start your account with as little as $500.

o        For certain retirement accounts that have automatic investments through salary deduction plans, there is no minimum initial investment.

o        By using an Asset Builder Plan or Automatic Exchange Plan (details are in the Statement of Additional Information), or government allotment plan, you can make an initial investment for as little as $500. The minimum subsequent investment is $50, except that for any account established under one of these plans prior to November 1, 2002, the minimum additional investment will remain $25.
o        A minimum initial investment of $250 applies to certain fee based programs that have an agreement with the Distributor. The minimum subsequent investment for those programs is $50.
o        The minimum investment requirement does not apply to reinvesting dividends from the Fund or other Oppenheimer funds (a list of them appears in the Statement of Additional Information, or you can ask your dealer or call the Transfer Agent), or reinvesting distributions from unit investment trusts that have made arrangements with the
         Distributor.

o The minimum purchase amounts listed do not apply to omnibus accounts.

AT WHAT PRICE ARE SHARES SOLD? Shares are sold at their offering price which is the net asset value per share plus any initial sales charge that applies. The offering price that applies to a purchase order is based on the next calculation of the net asset value per share that is made after the Distributor receives the purchase order at its offices in Colorado, or after any agent appointed by the
Distributor receives the order. Your financial adviser can provide you with more information regarding the time you must submit your purchase order and whether the adviser is an authorized agent for the receipt of purchase orders.

Net Asset Value. The Fund calculates the net asset value of each class of shares as of the close of the NYSE, on each day the NYSE is open for trading (referred to in this prospectus as a "regular business day").
         The NYSE normally closes at 4:00 p.m., Eastern time, but may close earlier on some days. All references to time in this prospectus are to
         Eastern time.

         The net asset value per share for a class of shares on a "regular business day" is determined by dividing the value of the Fund's net assets attributable to that class by the number of shares of that class outstanding on that day. To determine net asset values, the Fund assets are valued primarily on the basis of current market quotations. If market quotations are not readily available or do not accurately reflect fair value for a security (in the Manager's judgment) or if a security's value has been materially affected by events occurring after the close of the market on which the security is principally traded, that security may be valued by another method that the Board of
         Trustees believes accurately reflects the fair value. Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of the Fund's foreign investments may change on days when investors cannot buy or redeem Fund shares.

         The Board has adopted valuation procedures for the Fund and has delegated the day-to-day responsibility for fair value determinations to the Manager's Valuation Committee. Fair value determinations by the
         Manager are subject to review, approval and ratification by the Board at its next scheduled meeting after the fair valuations are determined.
         In determining whether current market prices are readily available and reliable, the Manager monitors the information it receives in the ordinary course of its investment management responsibilities for significant events that it believes in good faith will affect the market prices of the securities of issuers held by the Fund. Those may include events affecting specific issuers (for example, a halt in trading of the securities of an issuer on an exchange during the trading day) or events affecting securities markets (for example, a foreign securities market closes early because of a natural disaster).
         The Fund uses fair value pricing procedures to reflect what the Manager and the Board believe to be more accurate values for the Fund's portfolio securities, although it may not always be able to accurately determine such values. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at the same time at which the Fund determines its net asset value per share. In addition, the discussion of "time-zone arbitrage"
         describes effects that the Fund's fair value pricing policy is intended to counteract.

         If, after the close of the principal market on which a security held by the Fund is traded and before the time as of which the Fund's net asset values are calculated that day, an event occurs that the Manager learns of and believes in the exercise of its judgment will cause a material change in the value of that security from the closing price of the security on the principal market on which it is traded, the Manager will use its best judgment to determine a fair value for that security.

         The Manager believes that foreign securities values may be affected by volatility that occurs in U.S. markets on a trading day after the close of foreign securities markets. The Manager's fair valuation procedures therefore include a procedure whereby foreign securities prices may be
         "fair valued" to take those factors into account.

The Offering Price. To receive the offering price for a particular day, the
         Distributor or its designated agent must receive your order, in proper form as described in this prospectus, by the time the NYSE closes that day. If your order is received on a day when the NYSE is closed or after it has closed, the order will receive the next offering price that is determined after your order is received.

Buying Through a Dealer. If you buy shares through an authorized dealer, your dealer must receive the order by the close of the NYSE for you to receive that day's offering price. If your order is received on a day when the NYSE is closed or after it is closed, the order will receive the next offering price that is determined.

WHAT CLASSES OF SHARES DOES THE FUND OFFER? The Fund offers investors five different classes of shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and will likely have different share prices. When you buy shares, be sure to specify the class of shares. If you do not choose a class, your investment will be made in Class A shares.

Class A Shares. If you buy Class A shares, you pay an initial sales charge
         (on investments up to $1 million for regular accounts or lesser amounts for certain retirement plans). The amount of that sales charge will vary depending on the amount you invest. The sales charge rates are listed in "How Can You Buy Class A Shares?" below.

Class B Shares. If you buy Class B shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge.
         If you sell your shares within 6 years of buying them, you will normally pay a contingent deferred sales charge. That contingent deferred sales charge varies depending on how long you own your shares, as described in "How Can You Buy Class B Shares?" below.

Class C Shares. If you buy Class C shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge.
         If you sell your shares within 12 months of buying them, you will normally pay a contingent deferred sales charge of 1.0%, as described in "How Can You Buy Class C Shares?" below.

Class N Shares. If you buy Class N shares (available only through certain retirement plans), you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge. If you sell your shares within 18 months of the retirement plan's first purchase of
         Class N shares, you may pay a contingent deferred sales charge of 1.0%, as described in "How Can You Buy Class N Shares?" below. Class Y
         Shares. Class Y shares are offered only to certain institutional investors that have a special agreement with the Distributor and to present or former officers, directors, trustees and employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals.

WHICH CLASS OF SHARES SHOULD YOU CHOOSE? Once you decide that the Fund is an appropriate investment for you, the decision as to which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial adviser. Some factors to consider are how much you plan to invest and how long you plan to hold your investment. If your goals and objectives change over time and you plan to purchase additional shares, you should re-evaluate those factors to see if you should consider another class of shares.
The Fund's operating costs that apply to a class of shares and the effect of the different types of sales charges on your investment will vary your investment results over time.

         The discussion below is not intended to be investment advice or a recommendation, because each investor's financial considerations are different.
The discussion below assumes that you will purchase only one class of shares and not a combination of shares of different classes. Of course, these examples are based on approximations of the effects of current sales charges and expenses projected over time, and do not detail all of the considerations in selecting a class of shares. You should analyze your options carefully with your financial adviser before making that choice.

How Long Do You Expect to Hold Your Investment? While future financial needs cannot be predicted with certainty, knowing how long you expect to hold your investment will assist you in selecting the appropriate class of shares. Because of the effect of class-based expenses, your choice will also depend on how much you plan to invest. For example, the reduced sales charges available for larger purchases of Class A shares may, over time, offset the effect of paying an initial sales charge on your investment, compared to the effect over time of higher class-based expenses on shares of Class B, Class C or Class N. For retirement plans that qualify to purchase Class N shares, Class N shares will generally be more advantageous than Class B and Class C shares.

     o   Investing for the Shorter Term. While the Fund is meant to be a long-term investment, if you have a relatively short-term investment horizon (that is, you plan to hold your shares for not more than six years), you should most likely invest in Class A or Class C shares rather than Class B shares. That is because of the effect of the Class
         B contingent deferred sales charge if you redeem within six years, as well as the effect of the Class B asset-based sales charge on the investment return for that class in the short-term. Class C shares might be the appropriate choice (especially for investments of less than $100,000), because there is no initial sales charge on Class C shares, and the contingent deferred sales charge does not apply to amounts you sell after holding them one year.

         However, if you plan to invest more than $100,000 for the shorter term, then as your investment horizon increases toward six years, Class C shares might not be as advantageous as Class A shares. That is because the annual asset-based sales charge on Class C shares will have a greater impact on your account over the longer term than the reduced front-end sales charge available for larger purchases of Class A shares.

         If you invest $1 million or more, in most cases Class A shares will be the most advantageous choice, no matter how long you intend to hold your shares. The Distributor normally will not accept purchase orders of more than $100,000 of Class B shares or $1 million or more of Class
         C shares from a single investor. Dealers or other financial intermediaries purchasing shares for their customers in omnibus accounts are responsible for compliance with those limits.

o        Investing for the Longer Term. If you are investing less than $100,000 for the longer-term, for example for retirement, and do not expect to need access to your money for seven years or more, Class B shares may be appropriate.

Are There Differences in Account Features That Matter to You? Some account features may not be available to Class B, Class C and Class N shareholders. Other features may not be advisable (because of the effect of the contingent deferred sales charge) for Class B, Class C and Class N shareholders. Therefore, you should carefully review how you plan to use your investment account before deciding which class of shares to buy.

         Additionally, the dividends payable to Class B, Class C and Class N shareholders will be reduced by the additional expenses borne by those classes that are not borne by Class A or Class Y shares, such as the
         Class B, Class C and Class N asset-based sales charge described below and in the Statement of Additional Information.

How Do Share Classes Affect Payments to Your Broker? A financial adviser may receive different compensation for selling one class of shares than for selling another class. It is important to remember that Class B,
         Class C and Class N contingent deferred sales charges and asset-based sales charges have the same purpose as the front-end sales charge on sales of Class A shares: to compensate the Distributor for concessions and expenses it pays to dealers and financial institutions for selling shares. The Distributor may pay additional compensation from its own resources to securities dealers or financial institutions based upon the value of shares of the Fund held by the dealer or financial institution for its own account or for its customers.

HOW CAN YOU BUY CLASS A SHARES? Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge. However, in some cases, described below, purchases are not subject to an initial sales charge, and the offering price will be the net asset value. In other cases, reduced sales charges may be available, as described below or in the Statement of
Additional Information. Out of the amount you invest, the Fund receives the net asset value to invest for your account.

         The sales charge varies depending on the amount of your purchase. A portion of the sales charge may be retained by the Distributor or allocated to your dealer as a concession. The Distributor reserves the right to reallow the entire concession to dealers. The current sales charge rates and concessions paid to dealers and brokers are as follows:

  ------------------------------------ ------------------------ ------------------------- -------------------------
  Amount of Purchase                   Front-End Sales          Front-End Sales           Concession As a
                                       Charge As a              Charge As a
                                       Percentage of            Percentage of Net         Percentage of
                                       Offering Price           Amount Invested           Offering Price
  ------------------------------------ ------------------------ ------------------------- -------------------------
  ------------------------------------ ------------------------ ------------------------- -------------------------
  Less than $25,000                             5.75%                    6.10%                     4.75%
  ------------------------------------ ------------------------ ------------------------- -------------------------
  ------------------------------------ ------------------------ ------------------------- -------------------------
  $25,000 or more but less than                 5.50%                    5.82%                     4.75%
  $50,000
  ------------------------------------ ------------------------ ------------------------- -------------------------
  ------------------------------------ ------------------------ ------------------------- -------------------------
  $50,000 or more but less than                 4.75%                    4.99%                     4.00%
  $100,000
  ------------------------------------ ------------------------ ------------------------- -------------------------
  ------------------------------------ ------------------------ ------------------------- -------------------------
  $100,000 or more but less than                3.75%                    3.90%                     3.00%
  $250,000
  ------------------------------------ ------------------------ ------------------------- -------------------------
  ------------------------------------ ------------------------ ------------------------- -------------------------
  $250,000 or more but less than                2.50%                    2.56%                     2.00%
  $500,000
  ------------------------------------ ------------------------ ------------------------- -------------------------
  ------------------------------------ ------------------------ ------------------------- -------------------------
  $500,000 or more but less than $1             2.00%                    2.04%                     1.60%
  million
  ------------------------------------ ------------------------ ------------------------- -------------------------
   Due to rounding, the actual sales charge for a particular transaction may be higher or lower than the rates listed above.

SPECIAL SALES CHARGE ARRANGEMENTS AND WAIVERS. Appendix B to the Statement of
Additional Information details the conditions for the waiver of sales charges that apply in certain cases, and the special sales charge rates that apply to purchases of shares of the Fund by certain groups, or under specified retirement plan arrangements or in other special types of transactions. To receive a waiver or special sales charge rate, you must advise the Distributor when purchasing shares or the Transfer Agent when redeeming shares that a special condition applies.

CAN YOU REDUCE CLASS A SALES CHARGES? You and your spouse may be eligible to buy
Class A shares of the Fund at reduced sales charge rates set forth in the table above under the Fund's "Right of Accumulation" or a "Letter of Intent." The Fund
reserves the right to modify or to cease offering these programs at any time.

o Right of  Accumulation.  To qualify for the reduced  Class A sales charge that would apply to a larger purchase than you are currently making (as shown in the table above),  you can add the value of shares you or your spouse  currently own or  purchases  you are  currently  making to the value of your Class A share purchase.  You may  count  Class A,  Class B and  Class C shares of the Fund and other Oppenheimer funds and Class A, Class B, Class C, Class G and Class H units in advisor  sold  Section 529 plans,  for which the  Manager or the  Distributor serves as the  Program  Manager or Program  Distributor.  Your Class A shares of
Oppenheimer  Money Market Fund,  Inc. or Oppenheimer  Cash Reserves on which you have not paid a sales charge will not be counted for this  purpose.  In totaling your holdings,  you may count shares held in your individual accounts (including
IRAs, 403(b) plans and advisor sold Section 529 plans), your joint accounts with your spouse,  or accounts you or your spouse hold as trustees or  custodians  on behalf of your  children  who are  minors.  A  fiduciary  can  count all  shares purchased  for a trust,  estate or other  fiduciary  account  that has  multiple accounts  (including  employee  benefit plans for the same employer and Single K
Plans for the benefit of a sole proprietor).

     If you are  buying  shares  directly  from the Fund,  you must  inform  the
Distributor  of your  eligibility  and holdings at the time of your  purchase in order to qualify for the Right of Accumulation. If you are buying shares through
your  financial   intermediary  you  must  notify  your   intermediary  of  your
eligibility for the Right of Accumulation at the time of your purchase. You must notify the Distributor or your financial intermediary of any qualifying 529 plan holdings.

     To count  eligible  shares  held in  accounts  at other  firms,  you may be requested to provide the Distributor or your financial  intermediary with a copy of all account  statements  showing current holdings of the Fund, other eligible
Oppenheimer  funds or qualifying  529 plans,  as described  above.  To determine which Class A sales  charge rate you qualify for on your current  purchase,  the
Distributor or financial  intermediary  through which you are buying shares will calculate the value of your eligible shares based on the current offering price.

o Letters of Intent. You may also qualify for reduced Class A sales charges by  submitting  a Letter of Intent to the  Distributor.  A Letter of Intent is a
written  statement of your  intention to purchase a specified  value of Class A,
Class B or Class C shares  of the  Fund or other  Oppenheimer  funds or Class A,
Class B, Class C, Class G and Class H unit purchases in advisor sold Section 529 plans,  for which the Manager or  Distributor  serves as the Program  Manager or
Program Distributor over a 13-month period. Purchases of Class N shares or Class
Y  shares,  purchases  made  by  reinvestment  of  dividends  or  capital  gains distributions,  purchases of Class A shares under the  "reinvestment  privilege"
described  below,  and purchases of Class A shares of  Oppenheimer  Money Market
Fund,  Inc. or  Oppenheimer  Cash  Reserves on which a sales charge has not been paid, will not be counted as "qualified purchases" for satisfying the terms of a
Letter of Intent. You must notify the Distributor or your financial intermediary of any qualifying 529 plan holdings.

o The total amount of your intended  purchases  will  determine the reduced sales  charge rate that will apply to your Class A share  purchases  of the Fund during the 13-month period. If you do not complete the purchases outlined in the
Letter of Intent,  the front-end sales charge you paid on your purchases will be recalculated  to reflect  the actual  value of shares you  purchased.  A certain portion of your shares will be held in escrow by the Fund's  Transfer  Agent for this  purpose.  Please  refer to "How to Buy  Shares - Letters of Intent" in the
Fund's Statement of Additional  Information for more complete  information.  You may also be able to apply the Right of Accumulation to these purchases.

Other Special Sales Charge Arrangements and Waivers. The Fund and the
Distributor offer other opportunities to purchase shares without front-end or contingent deferred sales charges under the programs described below. The Fund reserves the right to amend or discontinue these programs at any time without prior notice.

o             Dividend Reinvestment. Dividends and/or capital gains
              distributions received by a shareholder from the Fund may be reinvested in shares of the Fund or any of the other Oppenheimer funds into which shares of the Fund may be exchanged without a sales charge, at the net asset value per share in effect on the payable date. You must notify the Transfer Agent or your financial intermediary to elect this option and must have an existing account in the fund selected for reinvestment.

o             Exchanges of Shares. Shares of the Fund may be exchanged for shares of certain other Oppenheimer funds at net asset value per share at the time of exchange, without sales charge, and shares of the Fund can be purchased by exchange of shares of certain other
              Oppenheimer funds on the same basis. Please refer to "How to
              Exchange Shares" in this prospectus and in the Statement of
              Additional Information for more details, including a discussion of circumstances in which sales charges may apply on exchanges.

o             Reinvestment Privilege. Within six months of a redemption of certain Class A and Class B shares, the proceeds may be reinvested in Class A shares of the Fund, or any of the other Oppenheimer funds into which shares of the Fund may be exchanged, without a sales charge. This privilege applies to redemptions of Class A shares that were subject to an initial sales charge or Class A or
              Class B shares that were subject to a contingent deferred sales charge when redeemed. The investor must ask the Transfer Agent or his or her financial intermediary for that privilege at the time of reinvestment and must identify the account from which the redemption was made. This reinvestment privilege does not apply to reinvestment purchases made through automatic investment options.
o             Other Special Reductions and Waivers. The Fund and the Distributor
              offer additional arrangements to reduce or eliminate front-end sales charges or to waive contingent deferred sales charges for certain types of transactions and for certain categories of investors (primarily retirement plans that purchase shares in special programs through the Distributor).  These are described in greater detail in Appendix B to the Statement of Additional
              Information. The Fund's Statement of Additional Information may be
              ordered by calling 1.800.225.5677 or may be accessed through the
              OppenheimerFunds website, at www.oppenheimerfunds.com (under the heading "I Want To," follow the hyperlink "Access Fund Documents"
              and click on the icon in the column "SAI" next to the Fund's name).
              A description of these waivers and special sales charge arrangements is also available for viewing on the OppenheimerFunds website
              (under the heading "Fund Information," click on the hyperlink
              "Sales Charge Waivers"). To receive a waiver or special sales charge rate under these programs, the purchaser must notify the
              Distributor (or other financial intermediary through which shares are being purchased) at the time of purchase, or must notify the
              Transfer Agent at the time of redeeming shares for waivers that apply to contingent deferred sales charges.

Class A Contingent Deferred Sales Charge. There is no initial sales charge on
Class A share purchases totaling $1 million or more of one or more of the
Oppenheimer funds. However, those Class A shares may be subject to a 1.0%
contingent deferred sales charge if they are redeemed within an 18-month
"holding period" measured from the beginning of the calendar month of their purchase (except for shares in certain retirement plans, described below). That sales charge will be calculated on the lesser of the original net asset value of the redeemed shares or the aggregate net asset value of the redeemed shares at the time of redemption.

The Class A contingent deferred sales charge does not apply to shares purchased by the reinvestment of dividends or capital gain distributions and will not exceed the aggregate amount of the concessions the Distributor pays on all of your purchases of Class A shares, of all Oppenheimer funds, that are subject to the contingent deferred sales charge.

The Distributor pays concessions from its own resources equal to 1.0% of Class A purchases of $1 million or more (other than purchases by certain retirement plans). The concession will not be paid on shares purchased by exchange or shares that were previously subject to a front-end sales charge and dealer concession.

o             Class A Purchases by Certain Retirement Plans. There is no initial sales charge on purchases of Class A shares of the Fund by certain retirement plans that have $1 million or more in plan assets or that are part of a retirement plan or platform offered by banks, broker-dealers, financial advisors, insurance companies or recordkeepers. There is no contingent deferred sales charge on redemptions of any group retirement plan shares purchased after
              March 1, 2007, or certain retirement plan shares offered through banks, broker-dealers, financial advisors, insurance companies or recordkeepers.

              Until March 1, 2007, the Distributor paid a concession from its own resources on purchases by certain group retirement plans that were established prior to March 1, 2001 ("grandfathered retirement plans"). Shares purchased in grandfathered retirement plans prior to March 1, 2007 will continue to be subject to the contingent deferred sales charge if they are redeemed within 18 months after purchase. Beginning March 1, 2007, the distributor will not pay a concession on new share purchases by retirement plans (except plans that have $5 million or more in plan assets) and no new group retirement plan purchases will be subject to the contingent deferred sales charge, including purchases in grandfathered retirement plans. For shares purchased prior to March 1, 2007, the concession for grandfathered retirement plans was 0.75% of the first $2.5 million of purchases plus 0.25% of purchases in excess of $2.5 million. Effective March 1, 2007, the concession for grandfathered retirement accounts is 0.25%.

              For retirement plans that have $5 million or more in plan assets within the first six months from the time the account was
              established, the Distributor may pay dealers of record concessions equal to 0.25% of the purchase price of Class A shares from its own resources at the time of sale. Those payments are subject to certain exceptions described in "Retirement Plans" in the
              Statement of Additional Information.

HOW CAN YOU BUY CLASS B SHARES? Class B shares are sold at net asset value per share without an initial sales charge. However, if Class B shares are redeemed within six years from the beginning of the calendar month of their purchase, a contingent deferred sales charge will be deducted from the redemption proceeds.
The Class B contingent deferred sales charge is paid to compensate the
Distributor for its expenses of providing distribution-related services to the
Fund in connection with the sale of Class B shares.

         The amount of the contingent deferred sales charge will depend on the number of years since you invested and the dollar amount being redeemed, according to the following schedule for the Class B contingent deferred sales charge holding period:

----------------------------------------------------------- --------------------------------------------------------
Years Since Beginning of Month in Which Purchase Order      Contingent Deferred Sales Charge on Redemptions in
was Accepted                                                That Year
                                                            (As % of Amount Subject to Charge)
----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------
0 - 1                                                       5.0%
----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------
1 - 2                                                       4.0%
----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------
2 - 3                                                       3.0%
----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------
3 - 4                                                       3.0%
----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------
4 - 5                                                       2.0%
----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------
5 - 6                                                       1.0%
----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------
More than 6                                                 None
----------------------------------------------------------- --------------------------------------------------------
   In the table, a "year" is a 12-month period. In applying the contingent deferred sales charge, all purchases are considered to have been made on the first regular business day of the month in which the purchase was made.

Automatic Conversion of Class B Shares. Class B shares automatically convert to
         Class A shares 72 months after you purchase them. This conversion feature relieves Class B shareholders of the asset-based sales charge that applies to Class B shares under the Class B Distribution and
         Service Plan, described below. The conversion is based on the relative net asset value of the two classes, and no sales load or other charge is imposed. When any Class B shares that you hold convert, any other
         Class B shares that were acquired by reinvesting dividends and distributions on the converted shares will also convert to Class A shares. For further information on the conversion feature and its tax implications, see "Class B Conversion" in the Statement of Additional
         Information.

HOW CAN YOU BUY CLASS C SHARES? Class C shares are sold at net asset value per share without an initial sales charge. However, if Class C shares are redeemed within a holding period of 12 months from the beginning of the calendar month of their purchase, a contingent deferred sales charge of 1.0% will be deducted from the redemption proceeds. The Class C contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class C shares.

HOW CAN YOU BUY CLASS N SHARES? Class N shares are offered for sale to retirement plans (including IRAs and 403(b) plans) that purchase $500,000 or more of Class N shares of one or more Oppenheimer funds or to group retirement plans (which do not include IRAs and 403(b) plans) that have assets of $500,000 or more or 100 or more eligible participants. See "Availability of Class N shares" in the Statement of Additional Information for other circumstances where
Class N shares may be available for purchase.

         Class N shares are sold at net asset value without an initial sales charge. A contingent deferred sales charge of 1.0% will be imposed upon the redemption of Class N shares, if:
o The group retirement plan is terminated or Class N shares of all Oppenheimer funds are terminated as an investment option of the plan and Class N shares are redeemed within 18 months after the plan's first purchase of Class N shares of any Oppenheimer fund, or
o        With respect to an IRA or 403(b) plan, Class N shares are redeemed within 18 months of the plan's first purchase of Class N shares of any
Oppenheimer fund.

         Retirement plans that offer Class N shares may impose charges on plan participant accounts. The procedures for buying, selling, exchanging and transferring the Fund's other classes of shares (other than the time those orders must be received by the Distributor or Transfer Agent in Colorado) and
the special account features applicable to purchasers of those other classes of shares described elsewhere in this prospectus do not apply to Class N shares offered through a group retirement plan. Instructions for buying, selling, exchanging or transferring Class N shares offered through a group retirement plan must be submitted by the plan, not by plan participants for whose benefit the shares are held.

WHO CAN BUY CLASS Y SHARES? Class Y shares are sold at net asset value per share without a sales charge directly to institutional investors that have special agreements with the Distributor for this purpose. They may include insurance companies, registered investment companies, employee benefit plans and Section
529 plans, among others.

         An institutional investor that buys Class Y shares for its customers'
accounts may impose charges on those accounts. The procedures for buying, selling, exchanging and transferring the Fund's other classes of shares (other than the time those orders must be received by the Distributor or Transfer Agent at their Colorado office) and some of the special account features available to investors buying those other classes of shares do not apply to Class Y shares.
Instructions for buying, selling, exchanging or transferring Class Y shares must be submitted by the institutional investor, not by its customers for whose benefit the shares are held.

         Present or former officers, directors, trustees and employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals, are also permitted to purchase
Class Y shares of the Fund.

DISTRIBUTION AND SERVICE (12b-1) PLANS.

Service Plan for Class A Shares. The Fund has adopted a Service Plan for Class
          A shares that reimburses the Distributor for a portion of the costs of providing services to Class A shareholder accounts. The Fund makes these payments quarterly, based on an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The
          Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions for providing personal service and maintenance of accounts of their customers that hold Class A shares.

         Prior to March 1, 2007, the Distributor paid the first year's service fee in advance for shares purchased in grandfathered retirement plans and it retained the service fee from the Fund with respect to those shares during the first year after their purchase. After the shares were held by a grandfathered retirement plan for a year, the
         Distributor paid the ongoing service fee to the dealer of record on a periodic basis. For shares purchased in grandfathered plans on or after
         March 1, 2007, the Distributor does not make any payment in advance and does not retain the service fee for the first year.

Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund
         has adopted Distribution and Service Plans for Class B, Class C and
         Class N shares to pay the Distributor for its services and costs in distributing Class B, Class C and Class N shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and
         0.25% on Class N shares. The Distributor also receives a service fee of
         0.25% per year under the Class B, Class C and Class N plans.

         The asset-based sales charge and service fees increase Class B and
         Class C expenses by 1.0% and increase Class N expenses by 0.50% of the net assets per year of the respective class. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

         The Distributor uses the service fees to compensate dealers for providing personal services for accounts that hold Class B, Class C or
         Class N shares. The Distributor normally pays the 0.25% service fees to dealers in advance for the first year after the shares are sold by the dealer. After the shares have been held for a year, the Distributor pays the service fees to dealers periodically.

         The Distributor currently pays a sales concession of 3.75% of the purchase price of Class B shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of
         Class B shares is therefore 4.00% of the purchase price. The
         Distributor normally retains the Class B asset-based sales charge.
         Effective July 1, 2008, for ongoing purchases of Class B shares by certain retirement plans, the Distributor may pay the intermediary the asset based sales charge and service fee during the first year after purchase instead of paying a sales concession and the first year's service fees at the time of purchase. See the Statement of Additional
         Information for exceptions.

         The Distributor currently pays a sales concession of 0.75% of the purchase price of Class C shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of
         Class C shares is therefore 1.0% of the purchase price. The Distributor pays the asset-based sales charge as an ongoing concession to the dealer on Class C shares that have been outstanding for a year or more.
         The Distributor normally retains the asset-based sales charge on Class
         C shares during the first year after the purchase of Class C shares.
         See the Statement of Additional Information for exceptions.

         The Distributor currently pays a sales concession of 0.75% of the purchase price of Class N shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of
         Class N shares is therefore 1.0% of the purchase price. The Distributor normally retains the asset-based sales charge on Class N shares. See the Statement of Additional Information for exceptions.

         For certain group retirement plans held in omnibus accounts, the
         Distributor may pay the full Class C or Class N asset-based sales charge and the service fee to the dealer beginning in the first year after the purchase of such shares in lieu of paying the dealer the sales concession and the advance of the first year's service fee at the time of purchase. New group omnibus plans may not purchase Class B shares.

         For Class C shares purchased through the OppenheimerFunds
         Record(k)eeper Pro program, the Distributor will pay the Class C asset-based sales charge to the dealer of record in the first year after the purchase of such shares in lieu of paying the dealer a sales concession at the time of purchase. The Distributor will use the service fee it receives from the Fund on those shares to reimburse
         FASCore, LLC for providing personal services to the Class C accounts holding those shares.

OTHER PAYMENTS TO FINANCIAL INTERMEDIARIES AND SERVICE PROVIDERS. The Manager
and the Distributor, in their discretion, also may pay dealers or other financial intermediaries and service providers for distribution and/or shareholder servicing activities. These payments are made out of the Manager's and/or the Distributor's own resources, including from the profits derived from the advisory fees the Manager receives from the Fund. These cash payments, which may be substantial, are paid to many firms having business relationships with the Manager and Distributor. These payments are in addition to any distribution fees, servicing fees, or transfer agency fees paid directly or indirectly by the
Fund to these financial intermediaries and any commissions the Distributor pays to these firms out of the sales charges paid by investors. These payments by the
Manager or Distributor from their own resources are not reflected in the tables in the section called "Fees and Expenses of the Fund" in this prospectus because they are not paid by the Fund.

       "Financial intermediaries" are firms that offer and sell Fund shares to their clients, or provide shareholder services to the Fund, or both, and receive compensation for doing so. Your securities dealer or financial adviser, for example, is a financial intermediary, and there are other types of financial intermediaries that receive payments relating to the sale or servicing of the
Fund's shares. In addition to dealers, the financial intermediaries that may receive payments include sponsors of fund "supermarkets," sponsors of fee-based advisory or wrap fee programs, sponsors of college and retirement savings programs, banks and trust companies offering products that hold Fund shares, and insurance companies that offer variable annuity or variable life insurance products.

       In general, these payments to financial intermediaries can be categorized as "distribution-related" or "servicing" payments. Payments for distribution-related expenses, such as marketing or promotional expenses, are often referred to as "revenue sharing." Revenue sharing payments may be made on the basis of the sales of shares attributable to that dealer, the average net assets of the Fund and other Oppenheimer funds attributable to the accounts of that dealer and its clients, negotiated lump sum payments for distribution services provided, or sales support fees. In some circumstances, revenue sharing payments may create an incentive for a dealer or financial intermediary or its representatives to recommend or offer shares of the Fund or other Oppenheimer funds to its customers. These payments also may give an intermediary an incentive to cooperate with the Distributor's marketing efforts. A revenue sharing payment may, for example, qualify the Fund for preferred status with the intermediary receiving the payment or provide representatives of the Distributor with access to representatives of the intermediary's sales force, in some cases on a preferential basis over funds of competitors. Additionally, as firm support, the Manager or Distributor may reimburse expenses related to educational seminars and "due diligence" or training meetings (to the extent permitted by applicable laws or the rules of the Financial industry Regulatory
Authority (FINRA), formerly know as the NASD) designed to increase sales representatives' awareness about Oppenheimer funds, including travel and lodging expenditures. However, the Manager does not consider a financial intermediary's sale of shares of the Fund or other Oppenheimer funds when selecting brokers or dealers to effect portfolio transactions for the funds.

       Various factors are used to determine whether to make revenue sharing payments. Possible considerations include, without limitation, the types of services provided by the intermediary, sales of Fund shares, the redemption rates on accounts of clients of the intermediary or overall asset levels of
Oppenheimer funds held for or by clients of the intermediary, the willingness of the intermediary to allow the Distributor to provide educational and training support for the intermediary's sales personnel relating to the Oppenheimer funds, the availability of the Oppenheimer funds on the intermediary's sales system, as well as the overall quality of the services provided by the intermediary and the Manager or Distributor's relationship with the intermediary. The Manager and Distributor have adopted guidelines for assessing and implementing each prospective revenue sharing arrangement. To the extent that financial intermediaries receiving distribution-related payments from the
Manager or Distributor sell more shares of the Oppenheimer funds or retain more shares of the funds in their client accounts, the Manager and Distributor benefit from the incremental management and other fees they receive with respect to those assets.

       Payments may also be made by the Manager, the Distributor or the Transfer
Agent to financial intermediaries to compensate or reimburse them for administrative or other client services provided such as sub-transfer agency services for shareholders or retirement plan participants, omnibus accounting or sub-accounting, participation in networking arrangements, account set-up, recordkeeping and other shareholder services. Payments may also be made for administrative services related to the distribution of Fund shares through the intermediary. Firms that may receive servicing fees include retirement plan administrators, qualified tuition program sponsors, banks and trust companies, and others. These fees may be used by the service provider to offset or reduce fees that would otherwise be paid directly to them by certain account holders, such as retirement plans.

       The Statement of Additional Information contains more information about revenue sharing and service payments made by the Manager or the Distributor.
Your dealer may charge you fees or commissions in addition to those disclosed in this prospectus. You should ask your dealer or financial intermediary for details about any such payments it receives from the Manager or the Distributor and their affiliates, or any other fees or expenses it charges.

Special Investor Services

ACCOUNTLINK. You can use our AccountLink feature to link your Fund account with an account at a U.S. bank or other financial institution. It must be an
Automated Clearing House (ACH) member. AccountLink lets you:
      o  transmit funds electronically to purchase shares by telephone (through a service representative or by PhoneLink) or automatically under Asset
         Builder Plans, or
      o  have the Transfer Agent send redemption proceeds or transmit dividends and distributions directly to your bank account. Please call the
         Transfer Agent for more information.

         You may purchase shares by telephone only after your account has been established. To purchase shares in amounts up to $250,000 through a telephone representative, call the Distributor at 1.800.225.5677. The purchase payment will be debited from your bank account.

         AccountLink privileges should be requested on your application or your dealer's settlement instructions if you buy your shares through a dealer. After your account is established, you can request AccountLink privileges by sending signature-guaranteed instructions and proper documentation to the Transfer
Agent. AccountLink privileges will apply to each shareholder listed in the registration on your account as well as to your dealer representative of record unless and until the Transfer Agent receives written instructions terminating or changing those privileges. After you establish AccountLink for your account, any change you make to the bank account information must be made by signature-guaranteed instructions to the Transfer Agent signed by all shareholders who own the account.

PHONELINK. PhoneLink is the OppenheimerFunds automated telephone system that enables shareholders to perform a number of account transactions automatically using a touch-tone phone. PhoneLink may be used on already-established Fund accounts after you obtain a Personal Identification Number (PIN), by calling the
PhoneLink number, 1.800.225.5677.
Purchasing Shares. You may purchase shares in amounts up to $100,000 by phone, by calling 1.800.225.5677. You must have established AccountLink privileges to link your bank account with the Fund to pay for these purchases.
Exchanging Shares. With the OppenheimerFunds Exchange Privilege, described below, you can exchange shares automatically by phone from your Fund account to another OppenheimerFunds account you have already established by calling the special PhoneLink number.
Selling Shares. You can redeem shares by telephone automatically by calling the
         PhoneLink number and the Fund will send the proceeds directly to your
         AccountLink bank account. Please refer to "How to Sell Shares," below for details.

CAN YOU SUBMIT TRANSACTION REQUESTS BY FAX? You may send requests for certain types of account transactions to the Transfer Agent by fax (telecopier). Please call 1.800.225.5677 for information about which transactions may be handled this way. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this prospectus.

OPPENHEIMERFUNDS INTERNET WEBSITE. You can obtain information about the Fund, as well as your account balance, on the OppenheimerFunds Internet website, at
www.oppenheimerfunds.com. Additionally, shareholders listed in the account registration (and the dealer of record) may request certain account transactions through a special section of that website. To perform account transactions or obtain account information online, you must first obtain a user I.D. and password on that website. If you do not want to have Internet account transaction capability for your account, please call the Transfer Agent at
1.800.225.5677. At times, the website may be inaccessible or its transaction features may be unavailable.

AUTOMATIC WITHDRAWAL AND EXCHANGE PLANS. The Fund has several plans that enable you to sell shares automatically or exchange them to another OppenheimerFunds account on a regular basis. Please call the Transfer Agent or consult the
Statement of Additional Information for details.

RETIREMENT PLANS. You may buy shares of the Fund for your retirement plan account. If you participate in a plan sponsored by your employer, the plan trustee or administrator must buy the shares for your plan account. The
Distributor also offers a number of different retirement plans that individuals and employers can use:
Individual Retirement Accounts (IRAs). These include regular IRAs, Roth IRAs,
SIMPLE IRAs and rollover IRAs.
SEP-IRAs. These are Simplified Employee Pension Plan IRAs for small business owners or self-employed individuals.
403(b)(7) Custodial Plans. These are tax-deferred plans for employees of eligible tax-exempt organizations, such as schools, hospitals and charitable organizations.
401(k) Plans. These are special retirement plans for businesses.
Pension and Profit-Sharing Plans. These plans are designed for businesses and self-employed individuals.
         Please call the Distributor for OppenheimerFunds retirement plan documents, which include applications and important plan information.

How to Sell Shares

You can sell (redeem) some or all of your shares on any regular business day.
Your shares will be sold at the next net asset value calculated after your order is received by the Distributor or your authorized financial intermediary, in proper form (which means that it must comply with the procedures described below) and is accepted by the Transfer Agent. The Fund lets you sell your shares by writing a letter, by wire, by telephone or on the internet. You can also set up Automatic Withdrawal Plans to redeem shares on a regular basis. If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner or from a retirement plan account, please call the Transfer Agent first, at
1.800.225.5677, for assistance.

Redemption  Fee.  The Fund imposes a 2%  redemption  fee on the proceeds of
Fund shares that are  redeemed  within 30 days of their  purchase.  The fee also applies in the case of shares redeemed in exchange transactions.  The redemption fee is collected by the Transfer  Agent and paid to the Fund.  It is intended to help offset the trading, market impact, and administrative costs associated with short-term money movements into and out of the Fund, and to help deter excessive short term trading.  The fee is imposed to the extent that Fund shares  redeemed exceed Fund shares that have been held more than 30 days. For shares of the Fund that were acquired by exchange, the holding period is measured from the date the shares were acquired in the exchange  transaction.  Shares held the longest will be redeemed first.

         The redemption fee is not imposed on shares:

o held in omnibus accounts of certain financial  intermediaries,  such as a broker-dealer  or a retirement  plan  fiduciary if those  institutions  have not implemented  the  system  changes  necessary  to be capable  of  processing  the redemption fee. However,  account holders whose investments in the Fund are held in omnibus  accounts  through  certain  other  financial  intermediaries  may be subject to the redemption fee on terms that are generally in accordance with the redemption fee terms in this prospectus but that may differ in certain  details.
For certain  retirement plans treated as omnibus accounts by the Fund's Transfer
Agent, the redemption fee may be charged on participant  initiated  exchanges or redemptions.  Shares held in retirement plans that are not in omnibus  accounts, such as  Oppenheimer-sponsored  retirement plans,  IRAs, and 403(b)(7) plans are also  subject to the  redemption  fee. You should  consult  with your  financial intermediary  or retirement  plan  provider for more details on this  redemption fee;
o held by  investors  in  certain  asset  allocation  programs  that  offer automatic  re-balancing or wrap-fee or similar fee-based  programs and that have been identified to the Distributor and the Transfer Agent;
o redeemed for rebalancing transactions under the OppenheimerFunds Portfolio
Builder program;
o redeemed pursuant to an OppenheimerFunds automatic withdrawal plan;
o redeemed due to the death or disability of the shareholder;
o redeemed as part of an automatic dividend exchange election established in advance of the exchange;
o redeemed to pay fees assessed by the Fund or the Transfer Agent against the account;
o redeemed from accounts for which the dealer, broker or financial institution of record has entered into an agreement with the Distributor that permits such redemptions without the imposition of these fees, such as asset allocation programs;
o redeemed for conversion of Class B shares to Class A shares or pursuant to fund mergers; and o involuntary redemptions resulting from failure to meet account minimums.

Certain Requests Require a Signature Guarantee. To protect you and the Fund from fraud, the following redemption requests must be in writing and must include a signature guarantee (although there may be other situations that also require a signature guarantee):
     o You wish to redeem more than $100,000 and receive a check
     o The redemption check is not payable to all shareholders listed on the account statement
     o The redemption check is not sent to the address of record on your account statement
     o Shares are being transferred to a Fund account with a different owner or name
     o Shares are being redeemed by someone (such as an Executor) other than the owners.

Where Can You Have Your Signature Guaranteed? The Transfer Agent will accept a guarantee of your signature by a number of financial institutions, including:
o        a U.S. bank, trust company, credit union or savings association,
o        a foreign bank that has a U.S. correspondent bank,
o        a U.S. registered dealer or broker in securities, municipal securities or government securities, or
o        a U.S. national securities exchange, a registered securities association or a clearing agency.
         If you are signing on behalf of a corporation, partnership or other business or as a fiduciary, you must also include your title in the signature.

Retirement Plan Accounts. There are special procedures to sell shares in an
         OppenheimerFunds retirement plan account. Call the Transfer Agent for a distribution request form. Special income tax withholding requirements apply to distributions from retirement plans. You must submit a withholding form with your redemption request to avoid delay in getting your money and if you do not want tax withheld. If your employer holds your retirement plan account for you in the name of the plan, you must ask the plan trustee or administrator to request the sale of the Fund shares in your plan account.

Receiving Redemption Proceeds by Wire. While the Fund normally sends your money by check, you can arrange to have the proceeds of shares you sell sent by Federal Funds wire to a bank account you designate. It must be a commercial bank that is a member of the Federal Reserve wire system.
         The minimum redemption you can have sent by wire is $2,500. There is a
         $10 fee for each request. To find out how to set up this feature on your account or to arrange a wire, call the Transfer Agent at
         1.800.225.5677.

HOW DO YOU SELL SHARES BY MAIL? Write a letter of instruction that includes:
     o Your name
     o The Fund's name
     o Your Fund account number (from your account statement)
     o The dollar amount or number of shares to be redeemed
     o Any special payment instructions o Any share certificates for the shares you are selling
     o The signatures of all registered owners exactly as the account is registered, and
     o Any special documents requested by the Transfer Agent to assure proper authorization of the person asking to sell the shares.

              Use the following address for regular mail:
                            OppenheimerFunds Services
                                  P.O. Box 5270
                               Denver, Colorado 80217
              Use one of the following addresses for courier or express mail:
              Prior to October 10, 2008:              On or after October 10, 2008:
               OppenheimerFunds Services                OppenheimerFunds Services
               10200 East Girard Avenue                  12100 East Iliff Avenue
                      Building D                                Suite 300
                Denver, Colorado 80231                    Aurora, Colorado 80014

HOW DO YOU SELL SHARES BY TELEPHONE? You and your dealer representative of record may also sell your shares by telephone. To receive the redemption price calculated on a particular regular business day, your call must be received by the Transfer Agent by the close of the NYSE that day, which is normally 4:00
p.m. Eastern time, but may be earlier on some days. You may not redeem shares held in an OppenheimerFunds-sponsored qualified retirement plan account or under a share certificate by telephone.
     o   To redeem shares through a service representative or automatically on
         PhoneLink, call 1.800.225.5677.

     Whichever  method you use,  you may have a check sent to the address on the account statement, or, if you have linked your Fund account to your bank account on AccountLink, you may have the proceeds sent to that bank account.

Are There Limits on Amounts Redeemed by Telephone?
Telephone Redemptions Paid by Check. Up to $100,000 may be redeemed by telephone in any seven-day period. The check must be payable to all owners of record of the shares and must be sent to the address on the account statement. This service is not available within 30 days of changing the address on an account.

Telephone Redemptions Through AccountLink or by Wire. There are no dollar limits on telephone redemption proceeds sent to a bank account designated when you establish AccountLink. Normally the ACH transfer to your bank is initiated on the business day after the redemption. You do not receive dividends on the proceeds of the shares you redeemed while they are waiting to be transferred.

         If you have requested Federal Funds wire privileges for your account, the wire of the redemption proceeds will normally be transmitted on the next bank business day after the shares are redeemed. There is a possibility that the wire may be delayed up to seven days to enable the
         Fund to sell securities to pay the redemption proceeds. No dividends are accrued or paid on the proceeds of shares that have been redeemed and are awaiting transmittal by wire.

CAN YOU SELL SHARES THROUGH YOUR DEALER? The Distributor has made arrangements to repurchase Fund shares from dealers and brokers on behalf of their customers.
Brokers or dealers may charge a processing fee for that service. If your shares are held in the name of your dealer, you must redeem them through your dealer.

HOW CONTINGENT DEFERRED SALES CHARGES AFFECT REDEMPTIONS. If you purchase shares subject to a Class A, Class B, Class C or Class N contingent deferred sales charge and redeem any of those shares during the applicable holding period for the class of shares, the contingent deferred sales charge will be deducted from the redemption proceeds (unless you are eligible for a waiver of that sales charge based on the categories listed in Appendix B to the Statement of
Additional Information and you advise the Transfer Agent or your financial intermediary of your eligibility for the waiver when you place your redemption request.)

         A contingent deferred sales charge will be based on the lesser of the net asset value of the redeemed shares at the time of redemption or the original net asset value. A contingent deferred sales charge is not imposed on:
o        the amount of your account  value  represented  by an  increase in net asset value over the initial purchase price,
o        shares  purchased by the reinvestment of dividends or capital gains distributions, or

o        shares  redeemed  in  the  special  circumstances described  in
         Appendix  B  to  the  Statement  of Additional Information.

         To determine whether a contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order:
     1.  shares acquired by reinvestment of dividends and capital gains distributions,
     2.  shares held for the holding period that applies to the class, and
     3.  shares held the longest during the holding period.

         Contingent deferred sales charges are not charged when you exchange shares of the Fund for shares of other Oppenheimer funds. However, if you exchange them within the applicable contingent deferred sales charge holding period, the holding period will carry over to the fund whose shares you acquire.
Similarly, if you acquire shares of this Fund by exchanging shares of another
Oppenheimer fund that are still subject to a contingent deferred sales charge holding period, that holding period will carry over to this Fund.

How to Exchange Shares

If you want to change all or part of your investment from one Oppenheimer fund to another, you can exchange your shares for shares of the same class of another
Oppenheimer fund that offers the exchange privilege. For example, you can exchange Class A shares of the Fund only for Class A shares of another fund. To exchange shares, you must meet several conditions:

     o   Shares of the fund selected for exchange must be available for sale in your state of residence.
     o   The selected fund must offer the exchange privilege.
     o   You must meet the minimum purchase requirements for the selected fund.
     o   Generally, exchanges may be made only between identically registered accounts, unless all account owners send written exchange instructions with a signature guarantee.
     o   Before exchanging into a fund, you must obtain its prospectus and should read it carefully.

         For tax purposes, an exchange of shares of the Fund is considered a sale of those shares and a purchase of the shares of the fund into which you are exchanging. An exchange may result in a capital gain or loss.

          You can find a list of the Oppenheimer funds that are currently available for exchanges in the Statement of Additional Information or you can
obtain a list by calling a service representative at 1.800.225.5677. The funds available for exchange can change from time to time.

          A contingent deferred sales charge (CDSC) is not charged when you exchange shares of the Fund for shares of another Oppenheimer fund. However, if you exchange your shares during the applicable CDSC holding period, the holding period will carry over to the fund shares that you acquire. Similarly, if you acquire shares of the Fund in exchange for shares of another Oppenheimer fund that are subject to a CDSC holding period, that holding period will carry over to the acquired shares of the Fund. In either of these situations, a CDSC may be imposed if the acquired shares are redeemed before the end of the CDSC holding period that applied to the exchanged shares.

          There are a number of other special conditions and limitations that apply to certain types of exchanges. These conditions and circumstances are described in detail in the "How to Exchange Shares" section in the Statement of
Additional Information.

HOW DO YOU SUBMIT EXCHANGE REQUESTS? Exchanges may be requested in writing, by telephone or internet, or by establishing an Automatic Exchange Plan.

Written Exchange Requests. Send a request letter, signed by all owners of the account, to the Transfer Agent at the address on the back cover.
         Exchanges of shares for which share certificates have been issued cannot be processed unless the Transfer Agent receives the certificates with the request letter.

Telephone and Internet Exchange Requests. Telephone exchange requests may be made either by calling a service representative or by using PhoneLink by calling 1.800.225.5677. You may submit internet exchange requests on the OppenheimerFunds internet website, at www.oppenheimerfunds.com. You must have obtained a user I.D. and password to make transactions on that website. Telephone and/or internet exchanges may be made only between accounts that are registered with the same name(s) and address.
         Shares for which share certificates have been issued may not be exchanged by telephone or the internet.

Automatic Exchange Plan. Shareholders can authorize the Transfer Agent to exchange a pre-determined amount of shares automatically on a monthly, quarterly, semi-annual or annual basis.

Please refer to "How to Exchange  Shares" in the  Statement  of  Additional
Information for more details.

ARE THERE LIMITATIONS ON FREQUENT PURCHASES, REDEMPTIONS AND EXCHANGES?

Risks from Excessive Purchase, Redemption and Short-Term Exchange Activity. The
OppenheimerFunds exchange privilege affords investors the ability to switch their investments among Oppenheimer funds if their investment needs change.
However, there are limits on that privilege. Frequent purchases, redemptions and exchanges of Fund shares may interfere with the Manager's ability to manage the
Fund's investments efficiently, increase the Fund's transaction and administrative costs and/or affect the Fund's performance, depending on various factors, such as the size of the Fund, the nature of its investments, the amount of Fund assets the portfolio manager maintains in cash or cash equivalents, the aggregate dollar amount and the number and frequency of trades. If large dollar amounts are involved in exchange and/or redemption transactions, the Fund might be required to sell portfolio securities at unfavorable times to meet redemption or exchange requests, and the Fund's brokerage or administrative expenses might be increased.

Therefore, the Manager and the Fund's Board of Trustees have adopted the following policies and procedures to detect and prevent frequent and/or excessive exchanges, and/or purchase and redemption activity, while balancing the needs of investors who seek liquidity from their investment and the ability to exchange shares as investment needs change. There is no guarantee that the policies and procedures described below will be sufficient to identify and deter excessive short-term trading.

o Timing of Exchanges. Exchanged shares are normally redeemed from one fund and the proceeds are  reinvested  in the fund  selected for exchange on the same regular  business  day on  which  the  Transfer  Agent or its  agent  (such as a financial  intermediary holding the investor's shares in an "omnibus" or "street name" account) receives an exchange request that conforms to these policies. The request  must be received  by the close of the NYSE that day,  which is normally
4:00 p.m.  Eastern  time,  but may be earlier on some days,  in order to receive that day's net asset value on the exchanged  shares.  Exchange requests received after the close of the NYSE will  receive  the next net asset  value  calculated
after  the  request  is  received.   However,   the  Transfer  Agent  may  delay
transmitting  the proceeds  from an exchange for up to five  business days if it determines,  in its  discretion,  that an earlier  transmittal of the redemption proceeds  to the  receiving  fund would be  detrimental  to either the fund from which the  exchange  is being made or the fund into which the  exchange is being made. The proceeds will be invested in the fund into which the exchange is being made at the next net asset value calculated after the proceeds are received.  In the event that such a delay in the reinvestment of proceeds occurs, the Transfer
Agent will notify you or your financial representative.

o Limits on Disruptive Activity. The Transfer Agent may, in its discretion, limit or  terminate  trading  activity by any person,  group or account  that it believes would be  disruptive,  even if the activity has not exceeded the policy outlined in this  prospectus.  The  Transfer  Agent may review and  consider the history of frequent  trading  activity in all accounts in the Oppenheimer  funds known to be under common  ownership  or control as part of the Transfer  Agent's procedures to detect and deter excessive trading activity.

o Exchanges  of Client  Accounts by  Financial  Advisers.  The Fund and the
Transfer Agent permit dealers and financial  intermediaries  to submit  exchange requests on behalf of their customers  (unless that authority has been revoked).
A fund or the Transfer Agent may limit or refuse exchange requests  submitted by financial intermediaries if, in the Transfer Agent's judgment,  exercised in its discretion,  the exchanges  would be disruptive to any of the funds  involved in the transaction.

o  Redemptions  of Shares.  These  exchange  policy  limits do not apply to redemptions of shares.  Shareholders are permitted to redeem their shares on any regular business day, subject to the terms of this prospectus. The Fund assesses a 2% fee on the proceeds of Fund shares that are redeemed or exchanged within 30 days after their purchase in certain circumstances. Further details are provided under "How to Sell Shares."

o Right to Refuse Exchange and Purchase Orders.  The Distributor and/or the
Transfer Agent may refuse any purchase or exchange order in their discretion and are not  obligated to provide  notice  before  rejecting an order.  The Fund may amend, suspend or terminate the exchange privilege at any time. You will receive
60  days'  notice  of any  material  change  in the  exchange  privilege  unless applicable law allows otherwise.

o Right to Terminate or Suspend Account Privileges.  The Transfer Agent may
send a written warning to direct  shareholders  that the Transfer Agent believes may be engaging in excessive purchases, redemptions and/or exchange activity and reserves the right to suspend or terminate the ability to purchase shares and/or exchange  privileges  for any account that the  Transfer  Agent  determines,  in carrying out these policies and in the exercise of its  discretion,  has engaged in disruptive or excessive trading activity, with or without such warning.

o Omnibus Accounts. If you hold your shares of the Fund through a financial intermediary  such as a  broker-dealer,  a bank, an insurance  company  separate account, an investment adviser, an administrator or trustee of a retirement plan or 529 plan,  that holds your  shares in an  account  under its name  (these are sometimes  referred to as "omnibus" or "street name"  accounts),  that financial intermediary  may impose  its own  restrictions  or  limitations  to  discourage short-term or excessive trading. You should consult your financial  intermediary to find out what trading restrictions,  including limitations on exchanges,  may apply.

While the Fund, the Distributor, the Manager and the Transfer Agent encourage financial intermediaries to apply the Fund's policies to their customers who invest indirectly in the Fund, the Transfer Agent may not be able to detect excessive short term trading activity facilitated by, or in accounts maintained in, the "omnibus" or "street name" accounts of a financial intermediary.
Therefore the Transfer Agent might not be able to apply this policy to accounts such as (a) accounts held in omnibus form in the name of a broker-dealer or other financial institution, or (b) omnibus accounts held in the name of a retirement plan or 529 plan trustee or administrator, or (c) accounts held in the name of an insurance company for its separate account(s), or (d) other accounts having multiple underlying owners but registered in a manner such that the underlying beneficial owners are not identified to the Transfer Agent.

However, the Transfer Agent will attempt to monitor overall purchase and redemption activity in those accounts to seek to identify patterns that may suggest excessive trading by the underlying owners. If evidence of possible excessive trading activity is observed by the Transfer Agent, the financial intermediary that is the registered owner will be asked to review account activity, and to confirm to the Transfer Agent and the Fund that appropriate action has been taken to curtail any excessive trading activity. However, the
Transfer Agent's ability to monitor and deter excessive short-term trading in omnibus or street name accounts ultimately depends on the capability and cooperation of the financial intermediaries controlling those accounts.

Additional Policies and Procedures. The Fund's Board has adopted the following additional policies and procedures to detect and prevent frequent and/or excessive exchanges and purchase and redemption activity:

o 30-Day Limit. A direct shareholder may exchange some or all of the shares of the Fund held in his or her account to another eligible Oppenheimer fund once in a 30 calendar-day period. When shares are exchanged into a fund account, that account will be "blocked" from further  exchanges into another fund for a period of 30 calendar days from the date of the  exchange.  The block will apply to the full account balance and not just to the amount exchanged into the account.  For example,  if a shareholder  exchanged  $1,000 from one fund into another fund in which the shareholder  already owned shares worth $10,000,  then,  following the exchange,  the full account  balance  ($11,000 in this example) would be blocked from further  exchanges  into  another fund for a period of 30 calendar  days. A
"direct  shareholder"  is one whose  account is  registered  on the Fund's books showing the name, address and tax ID number of the beneficial owner.

o Exchanges Into Money Market Funds. A direct shareholder will be permitted to  exchange  shares of a stock or bond fund for shares of a money  market  fund that offers an  exchange  privilege  at any time,  even if the  shareholder  has exchanged shares into the stock or bond fund during the prior 30 days.  However, all of the shares  held in that  money  market  fund would then be blocked  from further exchanges into another fund for 30 calendar days.

o Dividend Reinvestments/B Share Conversions.  Reinvestment of dividends or distributions  from  one  fund  to  purchase  shares  of  another  fund  and the conversion  of  Class B  shares  into  Class A  shares  will  not be  considered exchanges for purposes of imposing the 30-day limit.

o Asset Allocation.  Third-party asset allocation and rebalancing  programs will be subject to the 30-day limit described above. Asset allocation firms that want to  exchange  shares held in  accounts  on behalf of their  customers  must identify  themselves to the Transfer  Agent and execute an  acknowledgement  and agreement to abide by these policies with respect to their customers'  accounts.
"On-demand"  exchanges outside the parameters of portfolio  rebalancing programs will be subject to the  30-day  limit.  However,  investment  programs  by other
Oppenheimer   "funds-of-funds"   that  entail   rebalancing  of  investments  in
underlying Oppenheimer funds will not be subject to these limits.

o Automatic Exchange Plans. Accounts that receive exchange proceeds through automatic or systematic exchange plans that are established through the Transfer
Agent will not be subject to the 30-day block as a result of those  automatic or systematic exchanges (but may be blocked from exchanges, under the 30-day limit, if they receive proceeds from other exchanges).

Shareholder Account Rules and Policies

More  information  about the Fund's  policies  and  procedures  for buying, selling and  exchanging  shares is  contained  in the  Statement  of  Additional
Information. A $12 annual "Minimum Balance Fee" is assessed on each Fund account with a value of less than  $500.  The fee is  automatically  deducted  from each applicable Fund account  annually in September.  See the Statement of Additional
Information  to learn how you can  avoid  this fee and for  circumstances  under which this fee will not be assessed.
The offering of shares may be suspended during any period in which the determination of net asset value is suspended, and the offering may be suspended by the Board of Trustees at any time the Board believes it is in the Fund's best interest to do so.
Telephone transaction privileges for purchases, redemptions or exchanges may be modified, suspended or terminated by the Fund at any time. The Fund will provide you notice whenever it is required to do so by applicable law. If an account has more than one owner, the Fund and the Transfer
         Agent may rely on the instructions of any one owner. Telephone privileges apply to each owner of the account and the dealer representative of record for the account unless the Transfer Agent receives cancellation instructions from an owner of the account.
The Transfer Agent will record any telephone calls to verify data concerning transactions and has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data or by using
         PINs, and by confirming such transactions in writing. The Transfer
         Agent and the Fund will not be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine.
Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form. From time to time, the
         Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this prospectus.
Dealers that perform account transactions for their clients by participating in
         NETWORKING through the National Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions, and are responsible to their clients who are shareholders of the Fund if the dealer performs any transaction erroneously or improperly.
The redemption price for shares will vary from day to day because the value of the securities in the Fund's portfolio fluctuates. The redemption price, which is the net asset value per share, will normally differ for each class of shares. The redemption value of your shares may be more or less than their original cost.
Payment for redeemed shares ordinarily is made in cash. It is forwarded by check, or through AccountLink or by Federal Funds wire (as elected by the shareholder) within seven days after the Transfer Agent receives redemption instructions in proper form. However, under unusual circumstances determined by the Securities and Exchange Commission, payment may be delayed or suspended. For accounts registered in the name of a broker-dealer, payment will normally be forwarded within three business days after redemption.
The Transfer Agent may delay processing any type of redemption payment as described under "How to Sell Shares" for recently purchased shares, but only until the purchase payment has cleared. That delay may be as much as 10 days from the date the shares were purchased. That delay may be avoided if you purchase shares by Federal Funds wire or certified check.
Involuntary redemptions of small accounts may be made by the Fund if the account value has fallen below $200 for reasons other than the fact that the market value of shares has dropped. In some cases, involuntary redemptions may be made to repay the Distributor for losses from the cancellation of share purchase orders.
Shares may be "redeemed in kind" under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions). This means that the redemption proceeds will be paid with liquid securities from the Fund's portfolio. If the Fund redeems your shares in kind, you may bear transaction costs and will bear market risks until such time as such securities are converted into cash.
Federal regulations may require the Fund to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security Number, Employer
         Identification Number or other government issued identification when you open an account. Additional information may be required in certain circumstances or to open corporate accounts. The Fund or the Transfer
         Agent may use this information to attempt to verify your identity. The
         Fund may not be able to establish an account if the necessary information is not received. The Fund may also place limits on account transactions while it is in the process of attempting to verify your identity. Additionally, if the Fund is unable to verify your identity after your account is established, the Fund may be required to redeem your shares and close your account.
"Backup withholding" of federal income tax may be applied against taxable dividends, distributions and redemption proceeds (including exchanges)
         if you fail to furnish the Fund your correct, certified Social Security or Employer Identification Number when you sign your application, or if you under-report your income to the Internal Revenue Service.
To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each prospectus, annual and semi-annual report and annual notice of the Fund's privacy policy to shareholders having the same last name and address on the Fund's records. The consolidation of these mailings, called householding, benefits the Fund through reduced mailing expense.

         If you want to receive multiple copies of these materials, you may call the Transfer Agent at 1.800.225.5677. You may also notify the Transfer
         Agent in writing. Individual copies of prospectuses, reports and privacy notices will be sent to you commencing within 30 days after the
         Transfer Agent receives your request to stop householding.

Dividends, Capital Gains and Taxes

DIVIDENDS. The Fund intends to declare and pay dividends separately for each class of shares from net investment income on an annual basis. Dividends and distributions paid to Class A and Class Y shares will generally be higher than dividends for Class B, Class C and Class N shares, which normally have higher expenses than Class A and Class Y shares. The Fund has no fixed dividend rate and cannot guarantee that it will pay any dividends or distributions.

CAPITAL GAINS. The Fund may realize capital gains on the sale of portfolio securities. If it does, it may make distributions out of any net short-term or long-term capital gains annually. The Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year. There can be no assurance that the Fund will pay any capital gains distributions in a particular year.

WHAT CHOICES DO YOU HAVE FOR RECEIVING DISTRIBUTIONS? When you open your account, specify on your application how you want to receive your dividends and distributions. You have four options:
Reinvest All Distributions in the Fund. You can elect to reinvest all dividends and capital gains distributions in additional shares of the Fund.
Reinvest Dividends or Capital Gains. You can elect to reinvest some distributions (dividends, short-term capital gains or long-term capital gains distributions) in the Fund while receiving the other types of distributions by check or having them sent to your bank account through
         AccountLink.
Receive All Distributions in Cash. You can elect to receive a check for all dividends and capital gains distributions or have them sent to your bank through AccountLink.

Reinvest Your Distributions in Another OppenheimerFunds Account. You can
         reinvest all distributions in the same class of shares of another
         Oppenheimer fund, if that fund is available for exchanges and if you have an account established in that fund.

TAXES. If your shares are not held in a tax-deferred retirement account, you should be aware of the following tax implications of investing in the Fund.
Distributions are subject to federal income tax and may be subject to state or local taxes. Dividends paid from short-term capital gains and net investment income are taxable as ordinary income. Long-term capital gains are taxable as long-term capital gains when distributed to shareholders. It does not matter how long you have held your shares. Whether you reinvest your distributions in additional shares or take them in cash, the tax treatment is the same.

         If more than 50% of the Fund's assets are invested in foreign securities at the end of any fiscal year, the Fund may elect under the Internal
Revenue Code to permit shareholders to take a credit or deduction on their federal income tax returns for foreign taxes paid by the Fund.

         Every year the Fund will send you and the Internal Revenue Service a statement showing the amount of any taxable distribution you received in the previous year. Any long-term capital gains will be separately identified in the tax information the Fund sends you after the end of the calendar year.

         The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code, but reserves the right not to qualify.
It qualified during its most recent fiscal year. The Fund, as a regulated investment company, will not be subject to federal income taxes on any of its income, provided that it satisfies certain income, diversification and distribution requirements.

Avoid "Buying a Distribution." If you buy shares on or just before the ex-dividend date, or just before the Fund declares a capital gains distribution, you will pay the full price for the shares and then receive a portion of the price back as a taxable dividend or capital gain.
Remember, There May be Taxes on Transactions. Because the Fund's share prices fluctuate, you may have a capital gain or loss when you sell or exchange your shares. A capital gain or loss is the difference between the price you paid for the shares and the price you received when you sold them. Any capital gain is subject to capital gains tax.
Returns of Capital Can Occur. In certain cases, distributions made by the Fund may be considered a non-taxable return of capital to shareholders. If that occurs, it will be identified in notices to shareholders.

         This information is only a summary of certain federal income tax information about your investment. You should consult with your tax advisor about the effect of an investment in the Fund on your particular tax situation.

Financial Highlights

The Financial Highlights Table is presented to help you understand the Fund's financial performance since inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund
(assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, the Fund's independent registered public accounting firm for the fiscal years ended April 30, 2006, 2007 and 2008, and Ernst &
Young, LLP, the Fund's independent registered public accounting firm for the previous fiscal periods. KPMG LLP's report, along with the Fund's financial statements, is included in the Statement of Additional Information, which is available upon request.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A YEAR ENDED APRIL 30,                           2008          2007          2006        2005     2004 1
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period              $   20.14     $   17.84      $  14.43    $  12.98    $ 10.00
----------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   .28 2         .28 2         .12 2       .15 2      .01
Net realized and unrealized gain (loss)               (3.16)         2.93          3.84        2.10       3.02
                                                  --------------------------------------------------------------
Total from investment operations                      (2.88)         3.21          3.96        2.25       3.03
----------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                   (.17)         (.20)         (.20)         --         --
Distributions from net realized gain                   (.72)         (.71)         (.35)       (.80)      (.05)
                                                  --------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                        (.89)         (.91)         (.55)       (.80)      (.05)
----------------------------------------------------------------------------------------------------------------

Net asset value, end of period                    $   16.37     $   20.14      $  17.84    $  14.43    $ 12.98
                                                  ==============================================================

----------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                   (14.80)%       18.49%        27.98%      17.74%     30.35%
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------

Net assets, end of period (in thousands)          $  98,537     $ 139,691      $ 76,304    $ 29,831    $ 6,753
----------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $ 131,199     $ 100,351      $ 52,647    $ 11,186    $ 6,126
----------------------------------------------------------------------------------------------------------------

Ratios to average net assets: 4
Net investment income                                  1.51%         1.51%         0.72%       1.05%      0.14%
Total expenses                                         1.34% 5       1.36% 5       1.43%       1.63%      2.13%
Expenses after payments, waivers and/or
reimbursements and reduction to custodian
expenses                                               1.34%         1.36%         1.43%       1.54%      1.70%
----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  52%           38%           49%         60%        30%

1. For the period from August 1, 2003 (commencement of operations) to April 30,
2004.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment at net asset value on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses including indirect expenses from affiliated fund were as follows:

        Year Ended April 30, 2008        1.34%
        Year Ended April 30, 2007        1.36%

                    F11 | OPPENHEIMER INTERNATIONAL VALUE FUND

FINANCIAL HIGHLIGHTS Continued
--------------------------------------------------------------------------------

CLASS B YEAR ENDED APRIL 30,                           2008          2007          2006      2005 1
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------

Net asset value, beginning of period              $   19.83     $   17.60      $  14.28    $  12.99
-----------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss) 2                          .12           .11          (.02)        .01
Net realized and unrealized gain (loss)               (3.12)         2.88          3.79        2.08
                                                  ---------------------------------------------------
Total from investment operations                      (3.00)         2.99          3.77        2.09
-----------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     --          (.05)         (.10)         --
Distributions from net realized gain                   (.72)         (.71)         (.35)       (.80)
                                                  ---------------------------------------------------
Total dividends and/or distributions
to shareholders                                        (.72)         (.76)         (.45)       (.80)
-----------------------------------------------------------------------------------------------------

Net asset value, end of period                    $   16.11     $   19.83      $  17.60    $  14.28
                                                  ===================================================

-----------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                   (15.56)%       17.39%        26.82%      16.47%
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------

Net assets, end of period (in thousands)          $  16,057     $  24,525      $ 15,876    $  7,695
-----------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $  21,630     $  18,659      $ 12,099    $  1,997
-----------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income (loss)                           0.63%         0.62%        (0.16)%      0.04%
Total expenses                                         2.24% 5       2.27% 5       2.34%       2.59%
Expenses after payments, waivers and/or
reimbursements and reduction to custodian
expenses                                               2.24%         2.27%         2.34%       2.45%
-----------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  52%           38%           49%         60%

1. For the period from May 6, 2004 (inception of offering) to April 30, 2005.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment at net asset value on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses including indirect expenses from affiliated fund were as follows:

        Year Ended April 30, 2008       2.24%
        Year Ended April 30, 2007       2.27%

                    F12 | OPPENHEIMER INTERNATIONAL VALUE FUND

CLASS C YEAR ENDED APRIL 30,                           2008         2007        2006      2005 1
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------

Net asset value, beginning of period              $   19.81     $  17.59    $  14.28    $  12.99
--------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss) 2                          .13          .13        (.01)        .02
Net realized and unrealized gain (loss)               (3.11)        2.88        3.80        2.07
                                                  ------------------------------------------------
Total from investment operations                      (2.98)        3.01        3.79        2.09
--------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                   (.01)        (.08)       (.13)         --
Distributions from net realized gain                   (.72)        (.71)       (.35)       (.80)
                                                  ------------------------------------------------
Total dividends and/or distributions
to shareholders                                        (.73)        (.79)       (.48)       (.80)
--------------------------------------------------------------------------------------------------

Net asset value, end of period                    $   16.10     $  19.81    $  17.59    $  14.28
                                                  ================================================

--------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                   (15.47)%      17.51%      26.98%      16.47%
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------

Net assets, end of period (in thousands)          $  29,809     $ 42,223    $ 25,487    $  9,565
--------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $  38,575     $ 31,937    $ 17,903    $  2,364
--------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income (loss)                           0.73%        0.71%      (0.09)%      0.12%
Total expenses                                         2.14% 5      2.16% 5     2.23%       2.44%
Expenses after payments, waivers and/or
reimbursements and reduction to custodian
expenses                                               2.14%        2.16%       2.23%       2.41%
--------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  52%          38%         49%         60%

1. For the period from May 6, 2004 (inception of offering) to April 30, 2005.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment at net asset value on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses including indirect expenses from affiliated fund were as follows:

        Year Ended April 30, 2008       2.14%
        Year Ended April 30, 2007       2.16%

                   F13 | OPPENHEIMER INTERNATIONAL VALUE FUND

FINANCIAL HIGHLIGHTS Continued
--------------------------------------------------------------------------------

CLASS N PERIOD ENDED APRIL 30,                            2008 1
-------------------------------------------------------------------

-------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------

Net asset value, beginning of period                  $   19.31
-------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                     .39
Net realized and unrealized loss                          (2.44)
                                                      -------------
Total from investment operations                          (2.05)
-------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                       (.24)
Distributions from net realized gain                       (.72)
                                                      -------------
Total dividends and/or distributions to shareholders       (.96)
-------------------------------------------------------------------

Net asset value, end of period                        $   16.30
                                                      =============

-------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                       (11.20)%
-------------------------------------------------------------------

-------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------

Net assets, end of period (in thousands)              $      50
-------------------------------------------------------------------
Average net assets (in thousands)                     $      13
-------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                      5.48%
Total expenses                                             2.49% 5
Expenses after payments, waivers and/or
reimbursements and reduction to custodian
expenses                                                   1.89%
-------------------------------------------------------------------
Portfolio turnover rate                                      52%

1. For the period from November 16, 2007 (inception of offering) to April 30,
2008.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment at net asset value on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses including indirect expenses from affiliated fund were as follows:

        Period Ended April 30, 2008     2.49%

                   F14 | OPPENHEIMER INTERNATIONAL VALUE FUND

CLASS Y YEAR ENDED APRIL 30,                                2008            2007          2006 1
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------

Net asset value, beginning of period                   $   20.16         $ 17.84         $ 15.61
---------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                      .45             .34             .07
Net realized and unrealized gain (loss)                    (3.27)           2.94            2.76
                                                       --------------------------------------------
Total from investment operations                           (2.82)           3.28            2.83
---------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                        (.26)           (.25)           (.25)
Distributions from net realized gain                        (.72)           (.71)           (.35)
                                                       --------------------------------------------
Total dividends and/or distributions to shareholders        (.98)           (.96)           (.60)
---------------------------------------------------------------------------------------------------
Net asset value, end of period                         $   16.36         $ 20.16         $ 17.84
                                                       ============================================

---------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                        (14.57)%         18.89%          18.68%
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------

Net assets, end of period (in thousands)               $  83,741         $     1         $     1
---------------------------------------------------------------------------------------------------
Average net assets (in thousands)                      $  31,213         $     1         $     1
---------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                       2.75%           1.87%           0.73%
Total expenses                                              0.90% 5,6,7     0.94% 5,6,7     1.01% 6
---------------------------------------------------------------------------------------------------
Portfolio turnover rate                                       52%             38%             49%

1. For the period from September 27, 2005 (inception of offering) to April 30,
2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment at net asset value on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses including indirect expenses from affiliated fund were as follows:

        Year Ended April 30, 2008     0.90%
        Year Ended April 30, 2007     0.94%

6. Reduction to custodian expenses less than 0.005%.

7. Waiver or reimbursement of indirect management fees less than 0.005%.

INFORMATION AND SERVICES Call OppenheimerFunds Services toll-free:
                                                     1.800.CALL OPP (225.5677)
For More Information on Oppenheimer International Value Fund The following additional information about the Fund is available without charge upon request:

STATEMENT OF ADDITIONAL INFORMATION. This document includes additional information about the Fund's investment policies, risks, and operations. It is incorporated by reference into this prospectus (which means it is legally part of this prospectus).

ANNUAL AND SEMI-ANNUAL REPORTS. Additional information about the Fund's investments and performance is available in the Fund's Annual and Semi-Annual
Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

How to Get More Information
You can request the Statement of Additional Information, the Annual and
Semi-Annual Reports, the notice explaining the Fund's privacy policy and other information about the Fund or your account:

By Telephone:
                                            ---------------------------------------------------------------------
------------------------------------------- ---------------------------------------------------------------------
By Mail:                                           Write to:
                                                   OppenheimerFunds Services
                                                   P.O. Box 5270
                                                   Denver, Colorado 80217-5270
------------------------------------------- ---------------------------------------------------------------------
------------------------------------------- ---------------------------------------------------------------------
On the Internet:                            You can request these documents by e-mail or through the
                                            OppenheimerFunds website. You may also read or download certain documents on the OppenheimerFunds website at:
                                            www.oppenheimerfunds.com
------------------------------------------- ---------------------------------------------------------------------

Information about the Fund including the Statement of Additional Information can be reviewed and copied at the Securities and Exchange Commission's Public
Reference Room in Washington, D.C. Information on the operation of the Public
Reference Room may be obtained by calling the Securities and Exchange Commission at 1.202.942.8090. Reports and other information about the Fund are available on the EDGAR database on the Securities and Exchange Commission's Internet website at www.sec.gov. Copies may be obtained after payment of a duplicating fee by electronic request at the Securities and Exchange Commission's e-mail address:
publicinfo@sec.gov or by writing to the Securities and Exchange Commission's
Public Reference Section, Washington, D.C. 20549-0102. No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this prospectus.
This prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

The Fund's SEC File No.: 811-21369                    The Fund's shares are distributed by:
PR0625.001.0808                                       [logo] OppenheimerFunds Distributor, Inc.
Printed on recycled paper

                            APPENDIX TO PROSPECTUS OF
                      OPPENHEIMER INTERNATIONAL VALUE FUND

         Graphic material included in the prospectus of Oppenheimer
International Value Fund (the "Fund") under the heading: "Annual Total Returns
(Class A) (as of 12/31 each year)":

         A bar chart will be included in the prospectus of the Fund depicting the annual total returns of a hypothetical investment in Class A shares of the
Fund for each calendar year, since the Fund's inception, without deducting sales charges or taxes. Set forth below are the relevant data point that will appear on the bar chart:

----------------------------------------------------------- ---------------------------------------------------------
                        Year Ended                                            Annual Total Return
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------

----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
                         12/31/04                                                    28.25%
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
                         12/31/05                                                    13.61%
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------
                         12/31/06                                                    24.19%
----------------------------------------------------------- ---------------------------------------------------------
----------------------------------------------------------- ---------------------------------------------------------

                         12/31/07                                                    -0.04%

----------------------------------------------------------- ---------------------------------------------------------

Oppenheimer International Value Fund

6803 South Tucson Way, Centennial, Colorado 80112-3924
1.800.CALL OPP (225.5677)

Statement of Additional Information dated August 27, 2008

This Statement of Additional Information ("SAI") is not a prospectus. This document contains additional information about the Fund and supplements information in the Prospectus dated August 27, 2008. It should be read together with the Prospectus, which may be obtained by writing to the Fund's Transfer
Agent, OppenheimerFunds Services, at P.O. Box 5270, Denver, Colorado 80217, by
calling the Transfer Agent at the toll-free number shown above, or by downloading it from the OppenheimerFunds Internet website at
www.oppenheimerfunds.com.

Contents                                                                  Page

About the Fund
Additional Information about the Fund's Investment Policies and Risks......................................
     The Fund's Investment Policies........................................................................
     Other Investment Techniques and Strategies............................................................
Other Investment Restrictions..............................................................................
     Disclosure of Portfolio Holdings......................................................................

How the Fund is Managed....................................................................................
     Organization and History..............................................................................
     Board of Trustees and Oversight Committees............................................................
     Trustees and Officers of the Fund.....................................................................
     The Manager...........................................................................................

Brokerage Policies of the Fund.............................................................................
Distribution and Service Plans.............................................................................
Payments to Fund Intermediaries............................................................................
Performance of the Fund....................................................................................

About Your Account
How To Buy Shares..........................................................................................
How To Sell Shares.........................................................................................
How To Exchange Shares.....................................................................................
Dividends, Capital Gains and Taxes.........................................................................
Additional Information About the Fund......................................................................

Financial Information About the Fund
Report of Independent Registered Public Accounting Firm....................................................
Financial Statements ......................................................................................

Appendix A: Ratings Definitions............................................................................   A-1
Appendix B: OppenheimerFunds Special Sales Charge Arrangements and Waivers:................................   B-1

ABOUT THE FUND

Additional Information About the Fund's Investment Policies and Risks

The investment objective, the principal investment policies and the main risks of the Fund are described in the Prospectus. The Prospectus also describes certain non-principal investment strategies and risks. This SAI contains supplemental information about those policies and risks and the types of securities that the Fund's investment manager, OppenheimerFunds, Inc. (the
"Manager"), can select for the Fund. Additional information is also provided about other strategies that the Fund may use to try to achieve its objective.

The Fund's Investment Policies. The composition of the Fund's holdings and the techniques and strategies that the Manager may use in selecting portfolio securities will vary over time. The Fund is not required to use the investment techniques and strategies described below at all times in seeking its objective.
It may use some of the special investment techniques and strategies at some times or not at all.

         |X| Investments in Stocks and Other Equity Securities. The Fund focuses its investments primarily in common stocks of foreign companies, but it can invest in other equity securities. Equity securities include common stocks, preferred stocks, rights and warrants, and securities convertible into common stock.

         Current income is not a criterion used to select portfolio securities.
However, certain debt securities can be selected for the Fund. The Fund can also buy debt securities that the Manager believes might offer some opportunities for capital appreciation, including convertible securities as discussed below.

         Securities of newer growth companies might offer greater opportunities for capital appreciation than securities of large, more established companies.
However, these securities also involve greater risks than securities of more established companies.

         The Fund does not limit its investments in equity securities to issuers having a market capitalization of a specified size or range, and therefore may invest in securities of small-, mid- and large-capitalization issuers. At times, the Fund may have substantial amounts of its assets invested in securities of issuers in one or more capitalization ranges, based upon the Manager's judgment of where the best market opportunities are to seek the Fund's objective.

         At times, the market may favor or disfavor securities of issuers of a particular capitalization range. Securities of small- or mid-capitalization issuers may be subject to greater price volatility in general than securities of larger companies. Therefore, if the Fund has substantial investments in smaller capitalization companies at times of market volatility, the Fund's share price may fluctuate more than that of funds focusing on larger capitalization issuers.

         |X| Convertible Securities. Convertible securities are debt securities that are convertible into an issuer's common stock. Convertible securities rank senior to common stock in a corporation's capital structure and therefore are subject to less risk than common stock in case of the issuer's bankruptcy or liquidation.

         The value of a convertible security is a function of its "investment value" and its "conversion value." If the investment value exceeds the conversion value, the security will behave more like a debt security, and the security's price will likely increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the security will behave more like an equity security: it will likely sell at a premium over its conversion value, and its price will tend to fluctuate directly with the price of the underlying security. Convertible securities are subject to credit risks and interest rate risk as discussed below under "Investing in Debt
Securities."

         While many convertible securities are a form of debt security, in some cases their conversion feature (allowing conversion into equity securities)
causes the Manager to regard them more as "equity equivalents." In those cases, the credit rating assigned to the security has less impact on the Manager's investment decision than in the case of non-convertible fixed income securities.
To determine whether convertible securities should be regarded as "equity equivalents," the Manager examines the following factors:
(1)            whether, at the option of the investor, the convertible security can be exchanged for a fixed number of shares of common stock of the issuer,
(2)            whether the issuer of the convertible securities has restated its earnings per share of common stock on a fully diluted basis
               (considering the effect of conversion of the convertible
               securities), and
(3)            the extent to which the convertible security may be a defensive
               "equity substitute," providing the ability to participate in any appreciation in the price of the issuer's common stock.

         |X| Rights and Warrants. The Fund can invest up to 5% of its total assets in warrants or rights. That 5% limit does not apply to warrants and rights the Fund has acquired as part of units of securities or that are attached to other securities that the Fund buys.

         Warrants basically are options to purchase equity securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities. Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

         |X| Preferred Stocks. Preferred stocks are equity securities but have certain attributes of debt securities. Preferred stock, unlike common stock, has a stated dividend rate payable from the corporation's earnings. Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate.
"Cumulative" dividend provisions require all or a portion of prior unpaid dividends to be paid before the issuer can pay dividends on common shares.

         If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stocks may have mandatory sinking fund provisions, as well as provisions for their call or redemption prior to maturity which can have a negative effect on their prices when interest rates decline. Preferred stock may be "participating"
stock, which means that it may be entitled to a dividend exceeding the stated
dividend in certain cases.

         Preferred stocks are equity securities because they do not constitute a liability of the issuer and therefore do not offer the same degree of protection of capital as debt securities and may not offer the same degree of assurance of continued income as debt securities. The rights of preferred stock on distribution of a corporation's assets in the event of its liquidation are generally subordinate to the rights associated with a corporation's debt securities. Preferred stock generally has a preference over common stock on the distribution of a corporation's assets in the event of its liquidation.

          |X| Foreign Securities. "Foreign securities" include equity and debt securities of companies organized under the laws of countries other than the
United States and of governments other than the U.S. government. "Foreign securities" also include securities of companies (including those that are located in the U.S. or organized under U.S. law) that derive a significant portion of their revenue or profits from foreign businesses, investments or sales, or that have a significant portion of their assets abroad. Those securities may be traded on foreign securities exchanges or in the foreign over-the-counter markets.

         Securities of foreign issuers that are represented by American
Depository Receipts or that are listed on a U.S. securities exchange or traded in the U.S. over-the-counter markets, and foreign currencies, are considered
"foreign securities" for the purpose of the Fund's investment allocations. They are subject to some of the special considerations and risks, discussed below, that apply to foreign securities traded and held abroad.

         The amount of the Fund's assets invested in securities of issuers in a particular country will vary over time, based upon the Manager's evaluation of the investment merits of particular issuers as well as the market and economic conditions in a particular country or region. Factors that might be considered could include, for example, a country's balance of payments, inflation rate, economic self-sufficiency, and social and political factors.

         Because the Fund may purchase securities denominated in foreign currencies, a change in the value of such foreign currency against the U.S.
dollar will result in a change in the amount of income the Fund has available for distribution. Because a portion of the Fund's investment income may be received in foreign currencies, the Fund will be required to compute its income in U.S. dollars for distribution to shareholders, and therefore the Fund will absorb the cost of currency fluctuations. After the Fund has distributed income, subsequent foreign currency losses may result in the Fund's having distributed more income in a particular fiscal period that was available from investment income, which could result in a return of capital to shareholders.

         Investing in foreign securities offers potential benefits not available from investing solely in securities of domestic issuers. They include the opportunity to invest in foreign issuers that appear to offer growth potential, or in foreign countries with economic policies or business cycles different from those of the U.S., or to reduce fluctuations in portfolio value by taking advantage of foreign stock markets that do not move in a manner parallel to U.S.
markets.

         o Risks of Foreign Investing. Investments in foreign securities may offer special opportunities for investing but also present special additional risks and considerations not typically associated with investments in domestic securities. Some of these additional risks are:
o        reduction of income by foreign taxes;
o        fluctuation in value of foreign investments due to changes in currency rates, currency devaluations or currency control regulations
         (for example, currency blockage);
o        transaction charges for currency exchange;
o        lack of public information about foreign issuers;
o        lack of uniform accounting, auditing and financial reporting standards in foreign countries comparable to those applicable to domestic issuers;
o        less volume on foreign exchanges than on U.S. exchanges;
o        greater volatility and less liquidity on foreign markets than in the
         U.S.;
o        less governmental regulation of foreign issuers, stock exchanges and brokers than in the U.S.;
o        foreign exchange contracts;
o        greater difficulties in commencing lawsuits;
o        higher brokerage commission rates than in the U.S.;
o        increased risks of delays in settlement of portfolio transactions or loss of certificates for portfolio securities;
o        foreign withholding taxes on interest and dividends;
o        possibilities in some countries of expropriation, nationalization, confiscatory taxation, political, financial or social instability or adverse diplomatic developments; and
o        unfavorable differences between the U.S. economy and foreign economies.

     In the past, U.S.  government policies have discouraged certain investments abroad by U.S.  investors,  through  taxation or other  restrictions,  and it is possible that such restrictions could be re-imposed.

          o Special Risks of Emerging Markets. Emerging and developing markets abroad may also offer special opportunities for investing but have greater risks than more developed foreign markets, such as those in Europe, Canada, Australia,
New Zealand and Japan. There may be even less liquidity in their securities markets, and settlements of purchases and sales of securities may be subject to additional delays. They are subject to greater risks of limitations on the repatriation of income and profits because of currency restrictions imposed by local governments. Those countries may also be subject to the risk of greater political and economic instability, which can greatly affect the volatility of prices of securities in those countries.

         |X| Passive Foreign Investment Companies. Some securities of
corporations domiciled outside the U.S. which the Fund may purchase, may be considered passive foreign investment companies ("PFICs") under U.S. tax laws.
PFICs are those foreign corporations which generate primarily passive income.
They tend to be growth companies or "start-up" companies. For federal tax purposes, a corporation is deemed a PFIC if 75% or more of the foreign corporation's gross income for the income year is passive income or if 50% or more of its assets are assets that produce or are held to produce passive income. Passive income is further defined as any income to be considered foreign personal holding company income within the subpart F provisions defined by
Internal Revenue Code ("IRC") ss.954.

         Investing in PFICs involves the risks associated with investing in foreign securities, as described above. There are also the risks that the Fund may not realize that a foreign corporation it invests in is a PFIC for federal tax purposes. Federal tax laws impose severe tax penalties for failure to properly report investment income from PFICs. Following industry standards, the
Fund makes every effort to ensure compliance with federal tax reporting of these investments. PFICs are considered foreign securities for the purposes of the
Fund's minimum percentage requirements or limitations of investing in foreign securities. Portfolio Turnover. "Portfolio turnover" describes the rate at which the Fund traded its portfolio securities during its previous fiscal year. For example, if a fund sold all of its securities during the year, its portfolio turnover rate would have been 100%. The Fund's portfolio turnover rate will fluctuate from year to year, and the Fund can have a portfolio turnover rate of
100% or more. Increased portfolio turnover creates higher brokerage and transaction costs for the Fund, which may reduce its overall performance.
Additionally, the realization of capital gains from selling portfolio securities may result in distributions of taxable long-term capital gains to shareholders, since the Fund will normally distribute all of its capital gains realized each year, to avoid excise taxes under the IRC.

Other Investment Techniques and Strategies. In seeking its objective, the Fund may from time to time use the types of investment strategies and investments described below. It is not required to use all of these strategies at all times and at times may not use them.

          |X| Investing in Small, Unseasoned Companies. The Fund can invest in securities of small, unseasoned companies. These are companies that have been in operation for less than three years, including the operations of any predecessors. Securities of these companies may be subject to volatility in their prices. They might have a limited trading market, which could adversely affect the Fund's ability to dispose of them and can reduce the price the Fund might be able to obtain for them. Other investors that own a security issued by a small, unseasoned issuer for which there is limited liquidity might trade the security when the Fund is attempting to dispose of its holdings of that security. In that case the Fund might receive a lower price for its holdings than might otherwise be obtained. The Fund has no limit on the amount of its net assets that may be invested in those securities.

         |X| Investing in Debt Securities. While the Fund does not invest for the purpose of seeking current income, at times the Fund can invest in debt securities, including the convertible debt securities described above under the description of equity investments. Debt securities also can be selected for investment by the Fund for defensive purposes, as described below. For example, when the stock market is volatile, or when the portfolio manager believes that growth opportunities in stocks are not attractive, certain debt securities might provide not only defensive opportunities but also some opportunities for capital appreciation.

         The Fund's debt investments can include corporate bonds and notes of foreign or U.S. companies, as well as U.S. and foreign government securities. It is not expected that this will be a significant strategy of the Fund under normal market circumstances. Foreign debt securities are subject to the risks of foreign investing described above. In general, domestic and foreign fixed-
income securities are also subject to two additional types of risk: credit risk and interest rate risk.

         o Credit Risk. Some of the special credit risks of debt securities are discussed in the Prospectus. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. For lower-grade debt securities there is a greater risk that the issuer may default on its obligation to pay interest or to repay principal than in the case of investment grade securities. The issuer's low creditworthiness may increase the potential for its insolvency. An overall decline in values in the high yield bond market is also more likely during a period of a general economic downturn. An economic downturn or an increase in interest rates could severely disrupt the market for high yield bonds, adversely affecting the values of outstanding bonds as well as the ability of issuers to pay interest or repay principal. In the case of foreign high yield bonds, these risks are in addition to the special risks of foreign investing discussed in the Prospectus and in this SAI.

         However, the Fund's limitations on buying these investments may reduce the risks to the Fund, as will the Fund's policy of diversifying its investments. Additionally, to the extent they can be converted into stock, convertible securities may be less subject to some of these risks than non-convertible high yield bonds, since stock may be more liquid and less affected by some of these risk factors.

          o Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already-issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

         Fluctuations in the market value of fixed-income securities after the
Fund buys them will not affect the interest income payable on those securities
(unless the security pays interest at a variable rate pegged to interest rate changes). However, those price fluctuations will be reflected in the valuations of the securities, and therefore the Fund's net asset values will be affected by those fluctuations.

         o Special Risks of Lower-Grade Securities. The Fund can invest in higher-yielding lower-grade debt securities (that is, securities below investment grade). "Investment grade securities" refers to securities rated in the four highest rating categories of Moody's Investors Service ("Moody's"),
Standard & Poor's Ratings Services, a division of The McGraw-Hill Companies,
Inc. ("Standard and Poor's") and Fitch, Inc. ("Fitch"), or having equivalent ratings from other nationally recognized rating agencies or, in the case of unrated securities, comparable ratings assigned to a security by the Manager.

         "Lower-grade" debt securities (commonly called "junk bonds") are those rated below "investment grade," which means they have a rating lower than "Baa"
by Moody's or lower than "BBB" by Standard & Poor's or Fitch or similar ratings by other nationally recognized rating organizations.

         The Fund can invest in securities rated as low as "C" or "D" or which are in default when the Fund buys them. Securities rated "Baa" by Moody's or
"BBB" by Standard & Poor's are considered investment grade but may be subject to greater market fluctuations and risks of loss of income and principal than higher-grade securities. They may be considered to have speculative elements.
Definitions of the debt security ratings categories of Moody's, Standard &
Poor's and Fitch are included in Appendix A to this SAI.

         The Fund can also buy unrated securities to which the Manager assigns a rating based upon its evaluation of the yield and risks of comparable rated securities. The Fund is not obligated to dispose of a security if the rating is reduced after the Fund buys the security, but the Manager will monitor those securities to determine whether they should be retained in the Fund's portfolio.

          |X| Investing in Cyclical Opportunities. The Fund might also seek to take advantage of changes in the business cycle by investing in companies that are sensitive to those changes if the Manager believes they have growth potential. For example, when the economy is expanding, companies in the consumer durables and technology sectors might benefit and present long-term growth opportunities. The Fund focuses on seeking growth over the long term but might seek to take tactical advantage of short-term market movements or events affecting particular issuers or industries. There is the risk that those securities can lose value when the issuer or industry is out of favor in the business cycle or that the Manager's expectations for cyclical market movements may not be realized.

         |X| Repurchase Agreements. The Fund can acquire securities subject to repurchase agreements. It might do so for liquidity purposes to meet anticipated redemptions of Fund shares, or pending the investment of the proceeds from sales of Fund shares, or pending the settlement of portfolio securities transactions, or for defensive purposes.

         In a repurchase transaction, the Fund buys a security from, and simultaneously resells it to, an approved vendor for delivery on an agreed-upon future date. The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. Approved vendors include U.S. commercial banks, U.S. branches of foreign banks, or broker-dealers that have been designated as primary dealers in government securities. They must meet credit requirements set by the Manager from time to time.

         The majority of these transactions run from day to day, and delivery pursuant to the resale typically occurs within one to five days of the purchase.
Repurchase agreements having a maturity beyond seven days are subject to the
Fund's policy limits on holding illiquid investments, described below. The Fund cannot enter into a repurchase agreement that causes more than 10% of its net assets to be subject to repurchase agreements having a maturity beyond seven days. There is no limit on the amount of the Fund's net assets that may be subject to repurchase agreements having maturities of seven days or less.

         Repurchase agreements, considered "loans" under the Investment Company
Act of 1940 (the "Investment Company Act"), are collateralized by the underlying security. The Fund's repurchase agreements require that at all times while the repurchase agreement is in effect, the value of the collateral must equal or exceed the repurchase price to fully collateralize the repayment obligation.
However, if the vendor fails to pay the resale price on the delivery date, the
Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. The Manager will monitor the vendor's creditworthiness to confirm that the vendor is financially sound and will continuously monitor the collateral's value.

              Pursuant to an Exemptive Order issued by the Securities and
Exchange Commission (the "SEC"), the Fund, along with other affiliated entities managed by the Manager, may transfer uninvested cash balances into one or more joint repurchase accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities that are pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each joint repurchase arrangement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention or sale of the collateral may be subject to legal proceedings.

         |X| Illiquid and Restricted Securities. Under the policies and
procedures established by the Fund's Board of Trustees, the Manager determines the liquidity of certain of the Fund's investments. To enable the Fund to sell its holdings of a restricted security not registered under the applicable securities laws, the Fund may have to cause those securities to be registered.
The expenses of registering restricted securities may be negotiated by the Fund with the issuer at the time the Fund buys the securities. When the Fund must arrange registration because the Fund wishes to sell the security, a considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund could sell it.
The Fund would bear the risks of any downward price fluctuation during that period.

         The Fund can also acquire restricted securities through private placements. Those securities have contractual restrictions on their public resale. Those restrictions might limit the Fund's ability to dispose of the securities and might lower the amount the Fund could realize upon the sale.

         The Fund has limitations that apply to purchases of restricted securities, as stated in the Prospectus. Those percentage restrictions do not limit purchases of restricted securities that are eligible for sale to qualified institutional purchasers under Rule 144A of the Securities Act of 1933, if those securities have been determined to be liquid by the Manager under Board-approved guidelines. Those guidelines take into account the trading activity for such securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in a particular Rule 144A security, the Fund's holdings of that security may be considered to be illiquid.

         Illiquid securities include repurchase agreements maturing in more than seven days and participation interests that do not have puts exercisable within seven days.

         |X| Borrowing. The Fund has the ability to borrow from banks on an unsecured basis to invest the borrowed funds in portfolio securities. Borrowing may entail "leverage," and maybe a speculative investment strategy. Any borrowing will be made only from banks and, pursuant to the Investment Company
Act, will be made only to the extent that the value of the Fund's assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings including the proposed borrowing. The Fund may not borrow money, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the
Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

         Currently, under the Investment Company Act, a mutual fund may borrow only from banks and the maximum amount it may borrow is up to one-third of its total assets (including the amount borrowed), less all liabilities and indebtedness other than borrowing except that a fund may borrow up to 5% of its total assets for temporary purposes from any person. Under the Investment
Company Act, there is a rebuttable presumption that a loan is temporary if it is repaid within 60 days and not extended or renewed. During periods of substantial borrowings, the value of the Fund's assets may be reduced due to the added expense of interest on borrowed monies.

         If the value of a Fund's assets, so computed, should fail to meet the
300% asset coverage requirement, the Fund is required, within three days thereafter (not including Sundays and holidays) reduce its bank debt to the extent necessary to meet such requirement and may have to sell a portion of its investments at a time when independent investment judgment would not dictate such sale. Interest on money borrowed is an expense the Fund would not otherwise incur, so that it may have little or no net investment income during periods of substantial borrowings. If it does borrow, its expenses will be greater, other things being equal, than comparable funds that do not borrow. Since substantially all of a Fund's assets fluctuate in value, but borrowing obligations are fixed when the Fund has outstanding borrowings, the net asset value per share of a Fund correspondingly will tend to increase and decrease more when the Fund's assets increase or decrease in value than would otherwise be the case.

Loans of Portfolio Securities. The Fund may lend its portfolio securities pursuant to a Securities Lending Agency Agreement (the "Securities Lending
Agreement") with The Goldman Sachs Trust Company, doing business as Goldman
Sachs Agency Lending ("Goldman Sachs"), subject to the restrictions stated in the Prospectus. The Fund will lend portfolio securities to attempt to increase its income. Goldman Sachs has agreed, in general, to guarantee the obligations of borrowers to return loaned securities and to be responsible for certain expenses relating to securities lending. Under the Securities Lending Agreement, the Fund's securities lending procedures and applicable regulatory requirements
(which are subject to change), the Fund must receive collateral from the borrower consisting of cash, bank letters of credit or securities of the U.S.
government (or its agencies or instrumentalities). On each business day, the amount of collateral that the Fund has received must at least equal the value of the loaned securities. If the Fund receives cash collateral from the borrower, the Fund may invest that cash in certain high quality, short-term investments specified in its securities lending procedures. The Fund will be responsible for the risks associated with the investment of cash collateral, including the risk that the Fund may lose money on the investment or may fail to earn sufficient income to meet its obligations to the borrower.

              The terms of the Fund's portfolio loans must comply with all applicable regulations and with the Fund's Securities Lending Procedures adopted by the Board. The terms of the loans must permit the Fund to recall loaned securities on five business days' notice and the Fund will seek to recall loaned securities in time to vote on any matters that the Manager determines would have a material effect on the Fund's investment. The Securities Lending Agreement may be terminated by either Goldman Sachs or the Fund on 30 days' written notice.

Derivatives.  The Fund can invest in a variety of derivative investments to seek income for liquidity  needs or for  speculative or hedging  purposes.  Some derivative  investments the Fund can use are the hedging  instruments  described below in this SAI.

         Some of the derivative investments the Fund can use include "debt exchangeable for common stock" of an issuer or "equity-linked debt securities"
of an issuer. At maturity, the debt security is exchanged for common stock of the issuer or it is payable in an amount based on the price of the issuer's common stock at the time of maturity. Both alternatives present a risk that the amount payable at maturity will be less than the principal amount of the debt because the price of the issuer's common stock might not be as high as the
Manager expected.

Hedging. The Fund can use hedging instruments,  although it is not required to do so in seeking its objective. To attempt to protect against declines in the market  value of the Fund's  holdings,  to permit the Fund to retain  unrealized gains  in  the  value  of  portfolio  holdings  which  have  appreciated,  or to facilitate  selling  securities for investment  reasons,  the Fund could: o sell futures  contracts,  o buy puts on futures or on securities,  or o write covered calls on securities or futures.

         Covered calls and other hedging instruments can also be used to seek income, but the Manager does not expect to engage extensively in that practice.
The Fund might use hedging to establish a position in the securities market as a temporary substitute for purchasing particular securities. In that case, the
Fund would normally seek to purchase the securities and then terminate that hedging position. The Fund might also use this type of hedge to attempt to protect against the possibility that its portfolio securities would not be fully included in a rise in value of the market. To do so the Fund could:

o        buy futures, or
o        buy calls on such futures or on securities.

         The Fund's strategy of hedging with futures and options on futures will be incidental to the Fund's activities in the underlying cash market. The particular hedging instruments the Fund can use are described below. The Fund may employ new hedging instruments and strategies when they are developed, if those investment methods are consistent with the Fund's investment objective and are permissible under applicable regulations governing the Fund.

         o Futures. The Fund can buy and sell futures contracts that relate to
(1) broad-based stock indices (these are referred to as "stock index futures"),
(2) an individual stock ("single stock futures"), (3) bond indices (these are referred to as "bond index futures"), (4) debt securities (these are referred to as "interest rate futures"), and (5) foreign currencies (these are referred to as "forward contracts").

         A broad-based stock index is used as the basis for trading stock index futures. An index may in some cases be based on stocks of issuers in a particular industry or group of industries. A stock index assigns relative values to the common stocks included in the index and its value fluctuates in response to the changes in value of the underlying stocks. A stock index cannot be purchased or sold directly. Bond index futures are similar contracts based on the future value of the basket of securities that comprise the index. These contracts obligate the seller to deliver, and the purchaser to take, cash to settle the futures transaction. There is no delivery made of the underlying securities to settle the futures obligation. Either party may also settle the transaction by entering into an offsetting contract.

          An interest rate future obligates the seller to deliver (and the purchaser to take) cash or a specified type of debt security to settle the futures transactions. Either party could also enter into an offsetting contract to close out the position.

         Similarly, a single stock future obligates the seller to deliver (and the purchaser to take) cash or a specified equity security to settle the futures transaction. Either party could also enter into an offsetting contract to close out the position. Single stock futures trade on a very limited number of exchanges, with contracts typically not fungible among the exchanges.

         No money is paid or received by the Fund on the purchase or sale of a future. Upon entering into a futures transaction, the Fund will be required to deposit an initial margin payment with the futures commission merchant (the
"futures broker"). Initial margin payments will be deposited with the Fund's custodian bank in an account registered in the futures broker's name. However, the futures broker can gain access to that account only under specified conditions. As the future is marked to market (that is, its value on the Fund's books is changed) to reflect changes in its market value, subsequent margin payments, called variation margin, will be paid to or by the futures broker daily.

         At any time prior to expiration of the future, the Fund may elect to close out its position by taking an opposite position, at which time a final determination of variation margin is made and any additional cash must be paid by or released to the Fund. Any loss or gain on the future is then realized by the Fund for tax purposes. All futures transactions, except forward contracts, are effected through a clearinghouse associated with the exchange on which the contracts are traded.

         o Put and Call Options. The Fund can buy and sell certain kinds of put options ("puts") and call options ("calls"). The Fund can buy and sell exchange-traded and over-the counter put and call options, including index options, securities options, currency options, and options on the other types of futures described above.

         o Writing Covered Call Options. The Fund can write (that is, sell)
calls. If the Fund sells a call option, it must be covered. That means the Fund must own the security subject to the call while the call is outstanding, or, the call may be covered by identifying liquid assets on the Fund's books to enable the Fund to satisfy its obligations if the call is exercised. Up to 25% of the
Fund's total assets may be subject to calls the Fund writes.

         When the Fund writes a call on a security, it receives cash (a premium). The Fund agrees to sell the underlying security to a purchaser of a corresponding call on the same security during the call period at a fixed exercise price regardless of market price changes during the call period. The call period is usually not more than nine months. The exercise price may differ from the market price of the underlying security. The Fund has the risk of loss that the price of the underlying security may decline during the call period.
That risk may be offset to some extent by the premium the Fund receives. If the value of the investment does not rise above the call price, it is likely that the call will lapse without being exercised. In that case the Fund would keep the cash premium and the investment.

         When the Fund writes a call on an index, it receives cash (a premium).
If the buyer of the call exercises it, the Fund will pay an amount of cash equal to the difference between the closing price of the call and the exercise price, multiplied by the specified multiple that determines the total value of the call for each point of difference. If the value of the underlying investment does not rise above the call price, it is likely that the call will lapse without being exercised. In that case the Fund would keep the cash premium.

         The Fund's custodian, or a securities depository acting for the custodian, will act as the Fund's escrow agent, through the facilities of the
Options Clearing Corporation ("OCC"), as to the investments on which the Fund has written calls traded on exchanges or as to other acceptable escrow securities. In that way, no margin will be required for such transactions. OCC will release the securities on the expiration of the option or when the Fund enters into a closing transaction.

         If the Fund writes an over-the-counter ("OTC") option, it will enter into an arrangement with a primary U.S. government securities dealer which will establish a formula price at which the Fund will have the absolute right to repurchase that OTC option. The formula price will generally be based on a multiple of the premium received for the option, plus the amount by which the option is exercisable below the market price of the underlying security (that is, the option is "in the money"). If the Fund writes an OTC option, it will treat as illiquid (for purposes of its restriction on holding illiquid securities) the mark-to-market value of any OTC option it holds, unless the option is subject to a buy-back agreement by the executing broker.

         To terminate its obligation on a call it has written, the Fund may purchase a corresponding call in a "closing purchase transaction." The Fund will then realize a profit or loss, depending upon whether the net of the amount of the option transaction costs and the premium received on the call the Fund wrote is more or less than the price of the call the Fund purchases to close out the transaction. The Fund may realize a profit if the call expires unexercised, because the Fund will retain the underlying security and the premium it received when it wrote the call. Any such profits are considered short-term capital gains for federal income tax purposes, as are the premiums on lapsed calls. When distributed by the Fund they are taxable as ordinary income. If the Fund cannot effect a closing purchase transaction due to the lack of a market, it will have to hold the callable securities until the call expires or is exercised.

         The Fund may also write calls on a futures contract without owning the futures contract or securities deliverable under the contract. To do so, at the time the call is written, the Fund must cover the call by identifying on its books an equivalent dollar amount of liquid assets. The Fund will identify additional liquid assets on the Fund's books if the value of the identified assets drops below 100% of the current value of the future. Because of this segregation requirement, in no circumstances would the Fund's receipt of an exercise notice as to that future require the Fund to deliver a futures contract. It would simply put the Fund in a short futures position, which is permitted by the Fund's hedging policies.

         o Writing Put Options. The Fund can sell put options. A put option on securities gives the purchaser the right to sell, and the writer the obligation to buy, the underlying investment at the exercise price during the option period. The Fund will not write puts if, as a result, more than 50% of the
Fund's net assets would be required to be identified on the Fund's books to cover such put options.

         If the Fund writes a put, the put must be covered by liquid assets identified on the Fund's books. The premium the Fund receives from writing a put represents a profit, as long as the price of the underlying investment remains equal to or above the exercise price of the put. However, the Fund also assumes the obligation during the option period to buy the underlying investment from the buyer of the put at the exercise price, even if the value of the investment falls below the exercise price. If a put the Fund has written expires unexercised, the Fund realizes a gain in the amount of the premium less the transaction costs incurred. If the put is exercised, the Fund must fulfill its obligation to purchase the underlying investment at the exercise price. That price will usually exceed the market value of the investment at that time. In that case, the Fund may incur a loss if it sells the underlying investment. That loss will be equal to the sum of the sale price of the underlying investment and the premium received minus the sum of the exercise price and any transaction costs the Fund incurred.

         When writing a put option on a security, to secure its obligation to pay for the underlying security the Fund will identify on its books liquid assets with a value equal to or greater than the exercise price of the underlying securities. The Fund therefore forgoes the opportunity of investing the identified assets or writing calls against those assets.

         As long as the Fund's obligation as the put writer continues, it may be assigned an exercise notice by the broker-dealer through which the put was sold.
That notice will require the Fund to take delivery of the underlying security and pay the exercise price. The Fund has no control over when it may be required to purchase the underlying security, since it may be assigned an exercise notice at any time prior to the termination of its obligation as the writer of the put.
That obligation terminates upon expiration of the put. It may also terminate if, before it receives an exercise notice, the Fund effects a closing purchase transaction by purchasing a put of the same series as it sold. Once the Fund has been assigned an exercise notice, it cannot effect a closing purchase transaction.

         The Fund may decide to effect a closing purchase transaction to realize a profit on an outstanding put option it has written or to prevent the underlying security from being put. Effecting a closing purchase transaction will also permit the Fund to write another put option on the security, or to sell the security and use the proceeds from the sale for other investments. The
Fund will realize a profit or loss from a closing purchase transaction depending on whether the cost of the transaction is less or more than the premium received from writing the put option. Any profits from writing puts are considered short-term capital gains for federal tax purposes, and when distributed by the
Fund, are taxable as ordinary income.

         o Purchasing Calls and Puts. The Fund can purchase calls to protect against the possibility that the Fund's portfolio will not participate in an anticipated rise in the securities market. When the Fund buys a call (other than in a closing purchase transaction), it pays a premium. The Fund then has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price. The Fund benefits only if it sells the call at a profit or if, during the call period, the market price of the underlying investment is above the sum of the call price plus the transaction costs and the premium paid for the call and the Fund exercises the call. If the Fund does not exercise the call or sell it (whether or not at a profit), the call will become worthless at its expiration date. In that case the Fund will have paid the premium but lost the right to purchase the underlying investment.

         The Fund can buy puts whether or not it holds the underlying investment in its portfolio. When the Fund purchases a put, it pays a premium and, except as to puts on indices, has the right to sell the underlying investment to a seller of a put on a corresponding investment during the put period at a fixed exercise price. Buying a put on securities or futures the Fund owns enables the
Fund to attempt to protect itself during the put period against a decline in the value of the underlying investment below the exercise price by selling the underlying investment at the exercise price to a seller of a corresponding put.
If the market price of the underlying investment is equal to or above the exercise price and, as a result, the put is not exercised or resold, the put will become worthless at its expiration date. In that case the Fund will have paid the premium but lost the right to sell the underlying investment. However, the Fund may sell the put prior to its expiration. That sale may or may not be at a profit.

         Buying a put on an investment the Fund does not own (such as an index or future) permits the Fund either to resell the put or to buy the underlying investment and sell it at the exercise price. The resale price will vary inversely to the price of the underlying investment. If the market price of the underlying investment is above the exercise price and, as a result, the put is not exercised, the put will become worthless on its expiration date.

         When the Fund purchases a call or put on an index or future, it pays a premium, but settlement is in cash rather than by delivery of the underlying investment to the Fund. Gain or loss depends on changes in the index in question
(and thus on price movements in the securities market generally) rather than on price movements in individual securities or futures contracts.

         The Fund may buy a call or put only if, after the purchase, the value of all call and put options held by the Fund will not exceed 5% of the Fund's total assets.

         o Buying and Selling Call and Put Options on Foreign Currencies. The
Fund can buy and sell calls and puts on foreign currencies. They include puts and calls that trade on a securities or commodities exchange or in the over-the-counter markets or are quoted by major recognized dealers in such options. The Fund could use these calls and puts to try to protect against declines in the dollar value of foreign securities and increases in the dollar cost of foreign securities the Fund wants to acquire.

         If the Manager anticipates a rise in the dollar value of a foreign currency in which securities to be acquired are denominated, the increased cost of those securities may be partially offset by purchasing calls or writing puts on that foreign currency. If the Manager anticipates a decline in the dollar value of a foreign currency, the decline in the dollar value of portfolio securities denominated in that currency might be partially offset by writing calls or purchasing puts on that foreign currency. However, the currency rates could fluctuate in a direction adverse to the Fund's position. The Fund will then have incurred option premium payments and transaction costs without a corresponding benefit.

         A call the Fund writes on a foreign currency is "covered" if the Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or it can do so for additional cash consideration identified on its books) upon conversion or exchange of other foreign currency held in its portfolio.

         The Fund could write a call on a foreign currency to provide a hedge against a decline in the U.S. dollar value of a security which the Fund owns or has the right to acquire and which is denominated in the currency underlying the option. That decline might be one that occurs due to an expected adverse change in the exchange rate. This is known as a "cross-hedging" strategy. In those circumstances, the Fund covers the option by identifying on its books liquid assets in an amount equal to the exercise price of the option.

         o Risks of Hedging with Options and Futures. The use of hedging instruments requires special skills and knowledge of investment techniques that are different than what is required for normal portfolio management. If the
Manager uses a hedging instrument at the wrong time or judges market conditions incorrectly, hedging strategies may reduce the Fund's return. The Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments.

         The Fund's option activities could affect its portfolio turnover rate and brokerage commissions. The exercise of calls written by the Fund might cause the Fund to sell related portfolio securities, thus increasing its turnover rate. The exercise by the Fund of puts on securities will cause the sale of underlying investments, increasing portfolio turnover. Although the decision whether to exercise a put it holds is within the Fund's control, holding a put might cause the Fund to sell the related investments for reasons that would not exist in the absence of the put.

         The Fund could pay a brokerage commission each time it buys a call or put, sells a call or put, or buys or sells an underlying investment in connection with the exercise of a call or put. Those commissions could be higher on a relative basis than the commissions for direct purchases or sales of the underlying investments. Premiums paid for options are small in relation to the market value of the underlying investments. Consequently, put and call options offer large amounts of leverage. The leverage offered by trading in options could result in the Fund's net asset value being more sensitive to changes in the value of the underlying investment.

         If a covered call written by the Fund is exercised on an investment that has increased in value, the Fund will be required to sell the investment at the call price. It will not be able to realize any additional appreciation in excess of the covered call price if the investment has increased in value above the call price.

         An option position may be closed out only on a market that provides secondary trading for options of the same series, and there is no assurance that a liquid secondary market will exist for any particular option. The Fund might experience losses if it could not close out a position because of an illiquid market for the future or option.

         There is a risk in using short hedging by selling futures or purchasing puts on broadly-based indices or futures to attempt to protect against declines in the value of the Fund's portfolio securities. The risk is that the prices of the futures or the applicable index will correlate imperfectly with the behavior of the cash prices of the Fund's securities. For example, it is possible that while the Fund has used hedging instruments in a short hedge, the market might advance and the value of the securities held in the Fund's portfolio might decline. If that occurred, the Fund would lose money on the hedging instruments and also experience a decline in the value of its portfolio securities. However, while this could occur for a very brief period or to a very small degree, over time the value of a diversified portfolio of securities will tend to move in the same direction as the indices upon which the hedging instruments are based.

         The risk of imperfect correlation increases as the composition of the
Fund's holdings from the securities included in the applicable index. To compensate for the imperfect correlation of movements in the price of the portfolio securities being hedged and movements in the price of the hedging instruments, the Fund might use hedging instruments in a greater dollar amount than the dollar amount of portfolio securities being hedged. It might do so if the historical volatility of the prices of the portfolio securities being hedged is more than the historical volatility of the applicable index.

         The ordinary spreads between prices in the cash and futures markets are subject to distortions, due to differences in the nature of those markets.
First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities markets. Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

         The Fund can use hedging instruments to establish a position in the securities markets as a temporary substitute for the purchase of individual securities (long hedging) by buying futures and/or calls on such futures, broadly-based indices or on securities. It is possible that when the Fund does so the market might decline. If the Fund then concludes not to invest in securities because of concerns that the market might decline further or for other reasons, the Fund will realize a loss on the hedging instruments that is not offset by a reduction in the price of the securities purchased.

         o Forward Contracts. Forward contracts are foreign currency exchange contracts. They are used to buy or sell foreign currency for future delivery at a fixed price. The Fund uses them to "lock in" the U.S. dollar price of a security denominated in a foreign currency that the Fund has bought or sold, or to protect against possible losses from changes in the relative values of the
U.S. dollar and a foreign currency. The Fund limits its exposure in foreign currency exchange contracts in a particular foreign currency to the amount of its assets denominated in that currency or a closely-correlated currency. The
Fund may also use "cross-hedging" where the Fund hedges against changes in currencies other than the currency in which a security it holds is denominated.

         Under a forward contract, one party agrees to purchase, and another party agrees to sell, a specific currency at a future date. That date may be any fixed number of days from the date of the contract agreed upon by the parties.
The transaction price is set at the time the contract is entered into. These contracts are traded in the inter-bank market conducted directly among currency traders (usually large commercial banks) and their customers.

         The Fund may use forward contracts to protect against uncertainty in the level of future exchange rates. The use of forward contracts does not eliminate the risk of fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance. Although forward contracts may reduce the risk of loss from a decline in the value of the hedged currency, at the same time they limit any potential gain if the value of the hedged currency increases.

         When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when it anticipates receiving dividend payments in a foreign currency, the Fund might desire to "lock-in" the
U.S. dollar price of the security or the U.S. dollar equivalent of the dividend payments. To do so, the Fund could enter into a forward contract for the purchase or sale of the amount of foreign currency involved in the underlying transaction, in a fixed amount of U.S. dollars per unit of the foreign currency.
This is called a "transaction hedge." The transaction hedge will protect the
Fund against a loss from an adverse change in the currency exchange rates during the period between the date on which the security is purchased or sold or on which the payment is declared, and the date on which the payments are made or received.

         The Fund could also use forward contracts to lock in the U.S. dollar value of portfolio positions. This is called a "position hedge." When the Fund believes that foreign currency might suffer a substantial decline against the
U.S. dollar, it could enter into a forward contract to sell an amount of that foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in that foreign currency. When the Fund believes that the
U.S. dollar might suffer a substantial decline against a foreign currency, it could enter into a forward contract to buy that foreign currency for a fixed dollar amount. Alternatively, the Fund could enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount if the Fund believes that the U.S. dollar value of the foreign currency to be sold pursuant to its forward contract will fall whenever there is a decline in the U.S. dollar value of the currency in which portfolio securities of the Fund are denominated.
That is referred to as a "cross hedge."

         The Fund will cover its short positions in these cases by identifying on its books assets having a value equal to the aggregate amount of the Fund's commitment under forward contracts. The Fund will not enter into forward contracts or maintain a net exposure to such contracts if the consummation of the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency or another currency that is the subject of the hedge.

         However, to avoid excess transactions and transaction costs, the Fund may maintain a net exposure to forward contracts in excess of the value of the
Fund's portfolio securities or other assets denominated in foreign currencies if the excess amount is "covered" by liquid securities denominated in any currency.
The cover must be at least equal at all times to the amount of that excess. As one alternative, the Fund may purchase a call option permitting the Fund to purchase the amount of foreign currency being hedged by a forward sale contract at a price no higher than the forward contract price. As another alternative, the Fund may purchase a put option permitting the Fund to sell the amount of foreign currency subject to a forward purchase contract at a price as high or higher than the forward contact price.

         The precise matching of the amounts under forward contracts and the value of the securities involved generally will not be possible because the future value of securities denominated in foreign currencies will change as a consequence of market movements between the date the forward contract is entered into and the date it is sold. In some cases the Manager might decide to sell the security and deliver foreign currency to settle the original purchase obligation. If the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver, the Fund might have to purchase additional foreign currency on the "spot" (that is, cash) market to settle the security trade. If the market value of the security instead exceeds the amount of foreign currency the Fund is obligated to deliver to settle the trade, the Fund might have to sell on the spot market some of the foreign currency received upon the sale of the security. There will be additional transaction costs on the spot market in those cases.

         The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Fund to sustain losses on these contracts and to pay additional transactions costs. The use of forward contracts in this manner might reduce the Fund's performance if there are unanticipated changes in currency prices to a greater degree than if the Fund had not entered into such contracts.

         At or before the maturity of a forward contract requiring the Fund to sell a currency, the Fund might sell a portfolio security and use the sale proceeds to make delivery of the currency. In the alternative the Fund might retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract. Under that contract the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, the Fund might close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund would realize a gain or loss as a result of entering into such an offsetting forward contract under either circumstance. The gain or loss will depend on the extent to which the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and offsetting contract.

         The costs to the Fund of engaging in forward contracts vary with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no brokerage fees or commissions are involved. Because these contracts are not traded on an exchange, the Fund must evaluate the credit and performance risk of the counterparty under each forward contract.

         Although the Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Fund may convert foreign currency from time to time, and will incur costs in doing so. Foreign exchange dealers do not charge a fee for conversion, but they do seek to realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer might offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange if the Fund desires to resell that currency to the dealer.

         o Total Return Swap Transactions. The Fund may enter into total return swaps. The Fund will only enter into total return swaps if consistent with its fundamental investment objectives or policies and not invest in swaps with respect to more than 30% of the Fund's total assets. A swap contract is essentially like a portfolio of forward contracts, under which one party agrees to exchange an asset (for example, bushels of wheat) for another asset (cash) at specified dates in the future. A one-period swap contract operates in a manner similar to a forward or futures contract because there is an agreement to swap a commodity for cash at only one forward date. The Fund may engage in swap transactions that have more than one period and therefore more than one exchange of assets.

         The Fund may invest in total return swaps to gain exposure to the overall commodity markets. In a total return commodity swap the Fund will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. If the commodity swap is for one period, the Fund will pay a fixed fee, established at the outset of the swap. However, if the term of the commodity swap is more than one period, with interim swap payments, the Fund will pay an adjustable or floating fee.
With a "floating" rate, the fee is pegged to a base rate such as the London
Interbank Offered Rate ("LIBOR"), and is adjusted each period. Therefore, if interest rates increase over the term of the swap contract, the Fund may be required to pay a higher fee at each swap reset date.

         o Regulatory Aspects of Hedging Instruments. The Commodities Futures
Trading Commission (the "CFTC") recently eliminated limitations on futures trading by certain regulated entities including registered investment companies and consequently registered investment companies may engage in unlimited futures transactions and options thereon provided that the Fund claims an exclusion from regulation as a commodity pool operator. The Fund has claimed such an exclusion from registration as a commodity pool operator under the Commodity Exchange Act
("CEA"). The Fund may use futures and options for hedging and non-hedging purposes to the extent consistent with its investment objective, internal risk management guidelines adopted by the Manager (as they may be amended from time to time), and as otherwise set forth in the Fund's prospectus or this SAI.

         Transactions in options by the Fund are subject to limitations established by the option exchanges. The exchanges limit the maximum number of options that may be written or held by a single investor or group of investors acting in concert. Those limits apply regardless of whether the options were written or purchased on the same or different exchanges or are held in one or more accounts or through one or more different exchanges or through one or more brokers. Thus, the number of options that the Fund may write or hold may be affected by options written or held by other entities, including other investment companies having the same advisor as the Fund (or an advisor that is an affiliate of the Fund's advisor). The exchanges also impose position limits on futures transactions. An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions.

         Under interpretations of staff members of the SEC regarding applicable provisions of the Investment Company Act, when the Fund purchases a future, it must segregate cash or readily marketable short-term debt instruments in an amount equal to the purchase price of the future, less the margin deposit applicable to it.

         o Tax Aspects of Certain Hedging Instruments. Certain foreign currency exchange contracts in which the Fund may invest are treated as "Section 1256 contracts" under the Internal Revenue Code. In general, gains or losses relating to Section 1256 contracts are characterized as 60% long-term and 40% short-term capital gains or losses under the Code. However, foreign currency gains or losses arising from Section 1256 contracts that are forward contracts generally are treated as ordinary income or loss. In addition, Section 1256 contracts held by the Fund at the end of each taxable year are "marked-to-market," and unrealized gains or losses are treated as though they were realized. These contracts also may be marked-to-market for purposes of determining the excise tax applicable to investment company distributions and for other purposes under rules prescribed pursuant to the Internal Revenue Code. An election can be made by the Fund to exempt those transactions from this marked-to-market treatment.

         Certain forward contracts the Fund enters into may result in
"straddles" for federal income tax purposes. The straddle rules may affect the character and timing of gains (or losses) recognized by the Fund on straddle positions. Generally, a loss sustained on the disposition of a position making up a straddle is allowed only to the extent that the loss exceeds any unrecognized gain in the offsetting positions making up the straddle. Disallowed loss is generally allowed at the point where there is no unrecognized gain in the offsetting positions making up the straddle, or the offsetting position is disposed of.

         Under the Internal Revenue Code, the following gains or losses are treated as ordinary income or loss:
(1)             gains or losses attributable to fluctuations in exchange rates that occur between the time the Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities, and
(2)             gains or losses attributable to fluctuations in the value of a foreign currency between the date of acquisition of a debt security denominated in a foreign currency or foreign currency forward contracts and the date of disposition.

         Currency gains and losses are offset against market gains and losses on each trade before determining a net "Section 988" gain or loss under the
Internal Revenue Code for that trade, which may increase or decrease the amount of the Fund's investment income available for distribution to its shareholders.

         |X| Temporary Defensive Investments. When market conditions are unstable, or the Manager believes it is otherwise appropriate to reduce holdings in stocks, the Fund can invest in a variety of debt securities for defensive purposes. The Fund can also purchase these securities for liquidity purposes to meet cash needs due to the redemption of Fund shares, or to hold while waiting to reinvest cash received from the sale of other portfolio securities. The Fund can buy:
o        high-quality (rated in the top two rating categories of
         nationally-recognized rating organizations or deemed by the Manager to be of comparable quality), short-term money market instruments, including those issued by the U.S. Treasury or other government agencies,
o        commercial paper (short-term, unsecured, promissory notes of domestic or foreign companies) rated in the top two rating categories of a nationally-recognized rating organization,
o        debt obligations of corporate issuers, rated investment grade (rated at least Baa by Moody's or at least BBB by Standard & Poor's, or a comparable rating by another rating organization), or unrated securities judged by the Manager to be of a quality comparable to rated securities in those categories,
o        certificates of deposit and bankers' acceptances of domestic and foreign banks and savings and loan associations, and
o        repurchase agreements.

         Short-term debt securities would normally be selected for defensive or cash management purposes because they can normally be disposed of quickly, are not generally subject to significant fluctuations in principal value and their value will be less subject to interest rate risk than longer-term debt securities.

         |X| Investment in Other Investment Companies. The Fund can also invest in the securities of other investment companies, which can include open-end funds, closed-end funds and unit investment trusts, subject to the limits set forth in the Investment Company Act that apply to those types of investments.
For example, the Fund can invest in exchange-traded funds, which are typically open-end funds or unit investment trusts, listed on a stock exchange. The Fund might do so as a way of gaining exposure to the segments of the equity or fixed-income markets represented by the exchange-traded funds' portfolio, at times when the Fund may not be able to buy those portfolio securities directly.

          Investing in another investment company may involve the payment of substantial premiums above the value of such investment company's portfolio securities and is subject to limitations under the Investment Company Act. The
Fund does not intend to invest in other investment companies unless the Manager believes that the potential benefits of the investment justify the payment of any premiums or sales charges. As a shareholder of an investment company, the
Fund would be subject to its ratable share of that investment company's expenses, including its advisory and administration expenses.

Other Investment Restrictions

         |X| What Are "Fundamental Policies?" Fundamental policies are those policies that the Fund has adopted to govern its investments that can be changed only by the vote of a "majority" of the Fund's outstanding voting securities.
Under the Investment Company Act, a "majority" vote is defined as the vote of the holders of the lesser of:
o               67% or more of the shares present or represented by proxy at a shareholder meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or
o               more than 50% of the outstanding shares.

         The Fund's investment objective is a fundamental policy. Other policies described in the Prospectus or this SAI are "fundamental" only if they are identified as such. The Fund's Board of Trustees can change non-fundamental policies without shareholder approval. However, significant changes to investment policies will be described in supplements or updates to the
Prospectus or this SAI, as appropriate. The Fund's principal investment policies are described in the Prospectus.

         |X| Does the Fund Have Additional Fundamental Policies? The following investment restrictions are fundamental policies of the Fund.

o             The Fund cannot buy securities or other instruments issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in securities or other instruments of that issuer or if it would then own more than 10% of that issuer's voting securities. This limitation applies to 75% of the Fund's total assets. The limit does not apply to securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies.

o             The Fund cannot make loans, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

o             The Fund may not borrow money, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the
              Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

o             The Fund cannot invest 25% or more of its total assets in any one industry. That limit does not apply to securities issued or guaranteed by the U.S. government or its agencies and
              instrumentalities or securities issued by investment companies.

o             The Fund cannot invest in real estate, physical commodities or commodity contracts, except to the extent permitted under the
              Investment Company Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

o             The Fund cannot underwrite securities of other companies. A permitted exception is in case it is deemed to be an underwriter under the Securities Act of 1933 when reselling any securities held in its own portfolio.

o             The Fund cannot issue senior securities, except to the extent permitted under the Investment Company Act, the rules or
              regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

         Unless the Prospectus or this SAI states that a percentage restriction applies on an ongoing basis, it applies only at the time the Fund makes an investment, with the exception of the borrowing policy and illiquid securities policy. The Fund need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Fund.

         For purposes of the Fund's policy not to concentrate its investments as described above, the Fund has adopted classifications of industries and groups of related industries. These classifications are not fundamental policies.

Disclosure of Portfolio Holdings. The Fund has adopted policies and procedures concerning the dissemination of information about its portfolio holdings by employees, officers and/or directors of the Manager, Distributor and Transfer
Agent. These policies are designed to assure that non-public information about portfolio securities is distributed only for a legitimate business purpose, and is done in a manner that (a) conforms to applicable laws and regulations and (b)
is designed to prevent that information from being used in a way that could negatively affect the Fund's investment program or enable third parties to use that information in a manner that is harmful to the Fund.

o Public  Disclosure.  The  Fund's  portfolio  holdings  are made  publicly available  no later than 60 days  after the close of each of the  Fund's  fiscal quarters  in its  semi-annual  report  to  shareholders,  its  annual  report to shareholders,  or its Statements of Investments on Form N-Q. Those documents are publicly available at the SEC. In addition, the top 20 month-end holdings may be posted on the OppenheimerFunds' website at www.oppenheimerfunds.com  (select the
Fund's name under the "View Fund Information  for:" menu) with a 15-day lag. The
Fund may release a more  restrictive list of holdings (e.g., the top five or top
10  portfolio  holdings)  or may  release  no  holdings  if that is in the  best interests of the Fund and its shareholders.  Other general information about the
Fund's  portfolio  investments,  such as portfolio  composition  by asset class, industry, country, currency, credit rating or maturity, may also be posted.

         Until publicly disclosed, the Fund's portfolio holdings are proprietary, confidential business information. While recognizing the importance of providing Fund shareholders with information about their Fund's investments and providing portfolio information to a variety of third parties to assist with the management, distribution and administrative process, the need for transparency must be balanced against the risk that third parties who gain access to the Fund's portfolio holdings information could attempt to use that information to trade ahead of or against the Fund, which could negatively affect the prices the Fund is able to obtain in portfolio transactions or the availability of the securities that portfolio managers are trading on the Fund's behalf.

The Manager and its subsidiaries and affiliates, employees, officers, and directors, shall neither solicit nor accept any compensation or other consideration (including any agreement to maintain assets in the Fund or in other investment companies or accounts managed by the Manager or any affiliated person of the Manager) in connection with the disclosure of the Fund's non-public portfolio holdings. The receipt of investment advisory fees or other fees and compensation paid to the Manager and its subsidiaries pursuant to agreements approved by the Fund's Board shall not be deemed to be "compensation"
or "consideration" for these purposes. It is a violation of the Code of Ethics for any covered person to release holdings in contravention of portfolio holdings disclosure policies and procedures adopted by the Fund.

A list of the top 20 portfolio securities holdings (based on invested assets), listed by security or by issuer, as of the end of each month may be disclosed to third parties (subject to the procedures below) no sooner than 15 days after month-end.

Except under special limited circumstances discussed below, month-end lists of the Fund's complete portfolio holdings may be disclosed no sooner than 30-days after the relevant month-end, subject to the procedures below. If the Fund's complete portfolio holdings have not been disclosed publicly, they may be disclosed pursuant to special requests for legitimate business reasons, provided that:

o                 The third-party recipient must first submit a request for
                  release of Fund portfolio holdings, explaining the business reason for the request;
o                 Senior officers (a Senior Vice President or above) in the
                  Manager's Portfolio and Legal departments must approve the completed request for release of Fund portfolio holdings; and
o                 The third-party recipient must sign the Manager's portfolio holdings non-disclosure agreement before receiving the data, agreeing to keep information that is not publicly available regarding the Fund's holdings confidential and agreeing not to trade directly or indirectly based on the information.

The Fund's complete portfolio holdings positions may be released to the following categories of entities or individuals on an ongoing basis, provided that such entity or individual either (1) has signed an agreement to keep such information confidential and not trade on the basis of such information or (2)
is subject to fiduciary obligations, as a member of the Fund's Board, or as an employee, officer and/or director of the Manager, Distributor, or Transfer
Agent, or their respective legal counsel, not to disclose such information except in conformity with these policies and procedures and not to trade for his/her personal account on the basis of such information:

o Employees of the Fund's Manager, Distributor and Transfer Agent who need to have access to such information (as determined by senior officers of such entity),
o The Fund's independent registered public accounting firm,
o Members of the Fund's Board and the Board's legal counsel,
o The Fund's custodian bank,
o A proxy voting service designated by the Fund and its Board,
o Rating/ranking organizations (such as Lipper and Morningstar),
o Portfolio pricing services retained by the Manager to provide portfolio security prices, and
o Dealers, to obtain bids (price quotations if securities are not priced by the
Fund's regular pricing services).

Portfolio holdings information of the Fund may be provided, under limited circumstances, to brokers and/or dealers with whom the Fund trades and/or entities that provide investment coverage and/or analytical information regarding the Fund's portfolio, provided that there is a legitimate investment reason for providing the information to the broker, dealer or other entity.
Month-end portfolio holdings information may, under this procedure, be provided to vendors providing research information and/or analytics to the Fund, with at least a 15-day delay after the month end, but in certain cases may be provided to a broker or analytical vendor with a 1-2 day lag to facilitate the provision of requested investment information to the manager to facilitate a particular trade or the portfolio manager's investment process for the Fund. Any third party receiving such information must first sign the Manager's portfolio holdings non-disclosure agreement as a pre-condition to receiving this information.

Portfolio holdings information (which may include information on individual securities positions or multiple securities) may be provided to the entities listed below (1) by portfolio traders employed by the Manager in connection with portfolio trading, and (2) by the members of the Manager's Security Valuation
Group and Accounting Departments in connection with portfolio pricing or other portfolio evaluation purposes:

o Brokers and dealers in connection with portfolio transactions (purchases and sales)
o Brokers and dealers to obtain bids or bid and asked prices (if securities held by the Fund are not priced by the Fund's regular pricing services)
o Dealers to obtain price quotations where the Fund is not identified as the owner.

Portfolio holdings information (which may include information on the Fund's entire portfolio or individual securities therein) may be provided by senior officers of the Manager or attorneys on the legal staff of the Manager,
Distributor, or Transfer Agent, in the following circumstances:

o                 Response to legal process in litigation matters, such as
                  responses to subpoenas or in class action matters where the
                  Fund may be part of the plaintiff class (and seeks recovery for losses on a security) or a defendant,
o                 Response to regulatory requests for information (the SEC, the
                  Financial Industry Regulatory Authority ("FINRA"), state
                  securities regulators, and/or foreign securities authorities, including without limitation requests for information in
                  inspections or for position reporting purposes),
o                 To potential sub-advisers of portfolios (pursuant to
                  confidentiality agreements),
o                 To consultants for retirement plans for plan sponsors/discussions at due diligence meetings (pursuant to confidentiality agreements),
o                 Investment bankers in connection with merger discussions
                  (pursuant to confidentiality agreements).

Portfolio managers and analysts may, subject to the Manager's policies on communications with the press and other media, discuss portfolio information in interviews with members of the media, or in due diligence or similar meetings with clients or prospective purchasers of Fund shares or their financial intermediary representatives.

The Fund's shareholders may, under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions), receive redemption proceeds of their Fund shares paid as pro rata shares of securities held in the
Fund's portfolio. In such circumstances, disclosure of the Fund's portfolio holdings may be made to such shareholders.

Any permitted release of otherwise non-public portfolio holdings information must be in accordance with the then-current policy on approved methods for communicating confidential information.

The Chief Compliance Officer (the "CCO") of the Fund and the Manager,
Distributor, and Transfer Agent shall oversee the compliance by the Manager,
Distributor, Transfer Agent, and their personnel with these policies and procedures. At least annually, the CCO shall report to the Fund's Board on such compliance oversight and on the categories of entities and individuals to which disclosure of portfolio holdings of the Fund has been made during the preceding year pursuant to these policies. The CCO shall report to the Fund's Board any material violation of these policies and procedures and shall make recommendations to the Board as to any amendments that the CCO believes are necessary and desirable to carry out or improve these policies and procedures.

The Manager and/or the Fund have entered into ongoing arrangements to make available information about the Fund's portfolio holdings. One or more of the
Oppenheimer funds may currently disclose portfolio holdings information based on ongoing arrangements to the following parties:

ABG Securities                            Fixed Income Securities              Nomura Securities
ABN AMRO                                  Fortis Securities                    Oppenheimer & Co.
AG Edwards                                Fox-Pitt, Kelton                     Oscar Gruss
Allen & Co                                Friedman, Billing, Ramsey            OTA
American Technology Research              Gabelli                              Pacific Crest Securities
Auerbach Grayson                          Garp Research                        Piper Jaffray Inc.
Avondale                                  Gartner                              Portales Partners
Banc of America Securities                George K Baum & Co.                  Punk Ziegel & Co
Barra                                     Goldman Sachs                        Raymond James
BB&T                                      Howard Weil                          RBC
Bear Stearns                              HSBC                                 Reuters
Belle Haven                               ISI Group                            RiskMetrics/ISS
Bloomberg                                 ITG                                  Robert W. Baird
BMO Capital Markets                       Janco                                Roosevelt & Cross
BNP Paribas                               Janney Montgomery                    Russell
Brean Murray                              Jefferies                            Sandler O'Neil
Brown Brothers                            JMP Securities                       Sanford C. Bernstein
Buckingham Research Group                 JNK Securities                       Scotia Capital Markets
Canaccord Adams                           Johnson Rice & Co                    Sidoti
Caris & Co.                               JP Morgan Securities                 Simmons
CIBC World Markets                        Kaufman Brothers                     Sander Morris Harris
Citigroup Global Markets                  Keefe, Bruyette & Woods              Societe Generale
CJS Securities                            Keijser Securities                   Soleil Securities Group
Cleveland Research                        Kempen & Co. USA Inc.                Standard & Poors
Cogent                                    Kepler Equities/Julius Baer Sec      Stanford Group
Collins Stewart                           KeyBanc Capital Markets              State Street Bank
Cowen & Company                           Lazard Freres & Co                   Stephens, Inc.
Craig-Hallum Capital Group LLC            Leerink Swan                         Stifel Nicolaus
Credit Agricole Cheuvreux N.A. Inc.       Lehman Brothers                      Stone & Youngberg
Credit Suisse                             Loop Capital Markets                 Strategas Research
Data Communique                           Louise Yamada Tech Research          Sungard
Daiwa Securities                          MainFirst Bank AG                    Suntrust Robinson Humphrey
Davy                                      Makinson Cowell US Ltd               SWS Group
Deutsche Bank Securities                  McAdmas Wright                       Think Equity Partners
Dougherty Markets                         Merrill Lynch                        Thomas Weisel Partners
Dowling                                   Miller Tabak                         Thomson Financial
Empirical Research                        Mizuho Securities                    UBS
Enskilda Securities                       Moodys Research                      Virtusa Corporation
Exane BNP Paribas                         Morgan Stanley                       Wachovia Securities
Factset                                   Natexis Bleichroeder                 Wedbush
Fidelity Capital Markets                  Ned Davis Research Group             Weeden
First Albany                              Needham & Co                         William Blair

How the Fund is Managed

Organization and History. The Fund, a series of the Oppenheimer International
Value Trust, (the "Trust"), is an open-end, diversified, management investment company with an unlimited number of authorized shares of beneficial interest.
The Fund was organized as a Massachusetts business trust on May 16, 2003.

Classes  of  Shares.  The  Trustees  are  authorized,  without  shareholder approval,  to create new series and classes of shares,  to  reclassify  unissued shares into additional  series or classes and to divide or combine the shares of a class  into a  greater  or  lesser  number  of  shares  without  changing  the proportionate  beneficial  interest of a shareholder in the Fund.  Shares do not have cumulative voting rights,  preemptive rights or subscription rights. Shares may be voted in person or by proxy at shareholder meetings.

         The Fund currently has five classes of shares: Class A, Class B, Class
C, Class N and Class Y. All classes invest in the same investment portfolio.
Each class of shares:

o        has its own dividends and distributions,
o        pays certain expenses which may be different for the different classes,
o        will generally have a different net asset value,
o        will generally have separate voting rights on matters in which interests of one class are different from interests of another class, and
o        votes as a class on matters that affect that class alone.

         Shares are freely transferable, and each share of each class has one vote at shareholder meetings, with fractional shares voting proportionally, on matters submitted to a vote of shareholders. Each share of the Fund represents an interest in the Fund proportionately equal to the interest of each other share of the same class.

Meetings of  Shareholders.  As a Massachusetts  business trust, the Fund is not  required to hold,  and does not plan to hold,  regular  annual  meetings of shareholders,  but may hold shareholder  meetings from time to time on important matters  or  when  required  to do so by the  Investment  Company  Act or  other applicable  law.  Shareholders  have the right,  upon a vote or  declaration  in writing of two-thirds of the outstanding shares of the Fund, to remove a Trustee or to take other action described in the Fund's Declaration of Trust.

         The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of 10% of its outstanding shares. If the Trustees receive a request from at least 10 shareholders stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee, the Trustees will then either make the
Fund's shareholder list available to the applicants or mail their communication to all other shareholders at the applicants' expense. The shareholders making the request must have been shareholders for at least six months and must hold shares of the Fund valued at $25,000 or more or constituting at least 1% of the
Fund's outstanding shares. The Trustees may also take other action as permitted by the Investment Company Act.

Shareholder and Trustee Liability. The Fund's Declaration of Trust contains an  express  disclaimer  of  shareholder  or  Trustee  liability  for the Fund's obligations.  It also provides for indemnification and reimbursement of expenses out of the Fund's  property for any shareholder  held personally  liable for its obligations.  The  Declaration of Trust also states that upon request,  the Fund shall assume the defense of any claim made against a shareholder  for any act or
obligation   of  the  Fund  and  shall  satisfy  any  judgment  on  that  claim.
Massachusetts  law permits a shareholder  of a business trust (such as the Fund)
to be  held  personally  liable  as a  "partner"  under  certain  circumstances.
However,  the risk that a Fund  shareholder will incur financial loss from being held  liable as a  "partner"  of the Fund is  limited to the  relatively  remote circumstances in which the Fund would be unable to meet its obligations.

         The Fund's contractual arrangements state that any person doing business with the Fund (and each shareholder of the Fund) agrees under its
Declaration of Trust to look solely to the assets of the Fund for satisfaction of any claim or demand that may arise out of any dealings with the Fund.
Additionally, the Trustees shall have no personal liability to any such person, to the extent permitted by law.

Board of Trustees and Oversight Committees. The Fund is governed by a Board of
Trustees, which is responsible for protecting the interests of shareholders under Massachusetts law. The Trustees meet periodically throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager. The Board of Trustees has an Audit Committee, a Regulatory &
Oversight Committee and a Governance Committee. Each committee is comprised solely of Trustees who are not "interested persons" under the Investment Company
Act (the "Independent Trustees").

         During the Fund's fiscal year ended April 30, 2008, the Audit Committee held 4 meetings, the Regulatory & Oversight Committee held 5 meetings and the
Governance Committee held 7 meetings.

         The members of the Audit Committee are David K. Downes (Chairman),
Phillip A. Griffiths, Mary F. Miller, Russell S. Reynolds, Jr., Joseph M. Wikler
and Peter I. Wold. The Audit Committee furnishes the Board with recommendations regarding the selection of the Fund's independent registered public accounting firm (also referred to as the "independent Auditors"). Other main functions of the Audit Committee outlined in the Audit Committee Charter, include, but are not limited to: (i) reviewing the scope and results of financial statement audits and the audit fees charged; (ii) reviewing reports from the Fund's independent Auditors regarding the Fund's internal accounting procedures and controls; (iii) reviewing reports from the Manager's Internal Audit Department;
(iv) maintaining a separate line of communication between the Fund's independent
Auditors and the Independent Trustees; (v) reviewing the independence of the
Fund's independent Auditors; and (vi) pre-approving the provision of any audit or non-audit services by the Fund's independent Auditors, including tax services, that are not prohibited by the Sarbanes-Oxley Act, to the Fund, the
Manager and certain affiliates of the Manager.

         The members of the Regulatory & Oversight Committee are Matthew P. Fink
(Chairman), David K. Downes, Robert G. Galli, Phillip A. Griffiths, Joel W.
Motley and Joseph M. Wikler. The Regulatory & Oversight Committee evaluates and reports to the Board on the Fund's contractual arrangements, including the
Investment Advisory and Distribution Agreements, transfer agency and shareholder service agreements and custodian agreements as well as the policies and procedures adopted by the Fund to comply with the Investment Company Act and other applicable law, among other duties as set forth in the Regulatory &
Oversight Committee's Charter.

         The members of the Governance Committee are Joel W. Motley (Chairman),
Matthew P. Fink, Robert G. Galli, Mary F. Miller, Russell S. Reynolds, Jr. and
Peter I. Wold. The Governance Committee reviews the Fund's governance guidelines, the adequacy of the Fund's Codes of Ethics, and develops qualification criteria for Board members consistent with the Fund's governance guidelines, provides the Board with recommendations for voting portfolio securities held by the Fund, and monitors the Fund's proxy voting, among other duties set forth in the Governance Committee's Charter.

         The Governance Committee's functions also include the selection and nomination of Trustees, including Independent Trustees for election. The
Governance Committee may, but need not, consider the advice and recommendation of the Manager and its affiliates in selecting nominees. The full Board elects new Trustees except for those instances when a shareholder vote is required.

         To date, the Governance Committee has been able to identify from its own resources an ample number of qualified candidates. Nonetheless, under the current policy of the Board, if the Board determines that a vacancy exists or is likely to exist on the Board, the Governance Committee will consider candidates for Board membership including those recommended by the Fund's shareholders. The
Governance Committee will consider nominees recommended by Independent Board members or recommended by any other Board members including Board members affiliated with the Fund's Manager. The Governance Committee may, upon Board approval, retain an executive search firm to assist in screening potential candidates. Upon Board approval, the Governance Committee may also use the services of legal, financial, or other external counsel that it deems necessary or desirable in the screening process. Shareholders wishing to submit a nominee for election to the Board may do so by mailing their submission to the offices of OppenheimerFunds, Inc., Two World Financial Center, 225 Liberty Street, 11th
Floor, New York, New York 10281-1008, to the attention of the Board of Trustees of Oppenheimer International Value Fund, c/o the Secretary of the Fund.

         Submissions should, at a minimum, be accompanied by the following: (1)
the name, address, and business, educational, and/or other pertinent background of the person being recommended; (2) a statement concerning whether the person is an "interested person" as defined in the Investment Company Act; (3) any other information that the Fund would be required to include in a proxy statement concerning the person if he or she was nominated; and (4) the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares. Shareholders should note that a person who owns securities issued by Massachusetts Mutual
Life Insurance Company (the parent company of the Manager) would be deemed an
"interested person" under the Investment Company Act. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

         The Governance Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Governance Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an
"interested person" as defined in the Investment Company Act; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Governance Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other Trustees and will contribute to the
Board. There are no differences in the manner in which the Governance Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder. Candidates are expected to provide a mix of attributes, experience, perspective and skills necessary to effectively advance the interests of shareholders.

         Trustees and Officers of the Fund. Except for Mr. Murphy, each of the
Trustees is an Independent Trustee. All of the Trustees are also directors or trustees of the following Oppenheimer funds (referred to as "Board I Funds"):

Oppenheimer Absolute Return Fund                             Oppenheimer Multi-State Municipal Trust
Oppenheimer AMT-Free Municipals                              Oppenheimer Portfolio Series
Oppenheimer AMT-Free New York Municipals                     Oppenheimer Real Estate Fund
Oppenheimer Balanced Fund                                    Oppenheimer Rochester Arizona Municipal Fund
Oppenheimer Baring China Fund                                Oppenheimer Rochester Maryland Municipal Fund
Oppenheimer Baring Japan Fund                                Oppenheimer Rochester Massachusetts Municipal Fund
Oppenheimer Baring SMA International Fund                    Oppenheimer Rochester Michigan Municipal Fund
Oppenheimer California Municipal Fund                        Oppenheimer Rochester Minnesota Municipal Fund
Oppenheimer Capital Appreciation Fund                        Oppenheimer Rochester North Carolina Municipal Fund
Oppenheimer Developing Markets Fund                          Oppenheimer Rochester Ohio Municipal Fund
Oppenheimer Discovery Fund                                   Oppenheimer Rochester Virginia Municipal Fund
Oppenheimer Dividend Growth Fund                             Oppenheimer Select Value Fund
Oppenheimer Emerging Growth Fund                             Oppenheimer Series Fund, Inc.

Oppenheimer Global Fund                                      Oppenheimer SMA Core Bond Fund
Oppenheimer Global Opportunities Fund                        Oppenheimer SMA International Bond Fund
Oppenheimer Global Value Fund                                Oppenheimer Transition 2010 Fund
Oppenheimer Gold & Special Minerals Fund                     Oppenheimer Transition 2015 Fund
Oppenheimer International Diversified Fund                   Oppenheimer Transition 2020 Fund
Oppenheimer International Growth Fund                        Oppenheimer Transition 2025 Fund
Oppenheimer International Small Company Fund                 Oppenheimer Transition 2030 Fund
Oppenheimer International Value Fund                         Oppenheimer Transition 2040 Fund
Oppenheimer Institutional Money Market Fund, Inc.            Oppenheimer Transition 2050 Fund
Oppenheimer Limited Term California Municipal Fund           OFI Tremont Core Strategies Hedge Fund
Oppenheimer Master International Value Fund, LLC             Oppenheimer U.S. Government Trust
Oppenheimer Money Market Fund, Inc.

         In addition to being a Board member of each of the Board I Funds,
Messrs. Downes, Galli and Wruble are directors or trustees of ten other portfolios in the Oppenheimer fund complex.

         Present or former officers, directors, trustees and employees (and their immediate family members) of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees are permitted to purchase Class A shares of the Fund and the other Oppenheimer funds at net asset value without a sales charge. The sales charge on Class A shares is waived for that group because of the reduced sales efforts realized by the Distributor.
Present or former officers, directors, trustees and employees (and their eligible family members) of the Fund, the Manager and its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals, are also permitted to purchase
Class Y shares of the Oppenheimer funds that offer Class Y shares.

         Messrs. Freud, Murphy, Petersen, Szilagyi, Vandehey, Wixted and Zack
and Mss. Bloomberg and Ives, who are officers of the Fund, hold the same offices with one or more of the other Board I Funds. As of August 1, 2008, the Trustees and officers of the Fund, as a group, owned of record or beneficially less than
1% of any class of shares of the Fund. The foregoing statement does not reflect ownership of shares held of record by an employee benefit plan for employees of the Manager, other than the shares beneficially owned under that plan by the officers of the Fund listed above. In addition, none of the Independent Trustees
(nor any of their immediate family members) owns securities of either the
Manager or the Distributor of the Board I Funds or of any entity directly or indirectly controlling, controlled by or under common control with the Manager or the Distributor.

Biographical  Information.  The Trustees and officers, their positions with the Fund,  length of service in such  position(s) and principal  occupations and business  affiliations  during at least the past  five  years are  listed in the
charts  below.  The  charts  also  include   information  about  each  Trustee's
beneficial  share ownership in the Fund and in all of the registered  investment companies  that  the  Trustee  oversees  in  the  Oppenheimer  family  of  funds
("Supervised  Funds"). The address of each Trustee in the chart below is 6803 S.
Tucson  Way,  Centennial,  Colorado  80112-3924.  Each  Trustee  serves  for  an indefinite term, or until his or her resignation, retirement, death or removal.

-------------------------------------------------------------------------------------------------------------------------------------
                                                        Independent Trustees
-------------------------------------------------------------------------------------------------------------------------------------
---------------------------- ---------------------------------------------------------------- ----------------- ---------------------
Name, Position(s) Held       Principal Occupation(s) During the Past 5 Years; Other           Dollar Range of     Aggregate Dollar
                                                                                                   Shares
                                                                                                Beneficially      Range Of Shares
with the Fund, Length of     Trusteeships/Directorships Held; Number of Portfolios in the         Owned in       Beneficially Owned
Service, Age                 Fund Complex Currently Overseen                                      the Fund      in Supervised Funds
---------------------------- ---------------------------------------------------------------- ----------------- ---------------------
---------------------------- ---------------------------------------------------------------- ---------------------------------------

                                                                                                     As of December 31, 2007

---------------------------- ---------------------------------------------------------------- ---------------------------------------
---------------------------- ---------------------------------------------------------------- ----------------- ---------------------

Brian F. Wruble,             General Partner of Odyssey Partners, L.P. (hedge fund)           None              Over $100,000
Chairman of the Board of     (September 1995-December 2007); Director of Special Value
Trustees since 2007 and Opportunities Fund, LLC (registered investment company)
Trustee since 2005 (affiliate of the Manager's parent company) (since September
Age: 65 2004); Chairman (since August 2007) and Trustee (since August
                             1991) of the Board of Trustees of The Jackson
                             Laboratory (non-profit); Treasurer and Trustee of
                             the Institute for Advanced Study (non-profit
                             educational institute) (since May 1992); Member of
                             Zurich Financial Investment Management Advisory
                             Council (insurance) (2004-2007); Special Limited
                             Partner of Odyssey Investment Partners, LLC
                             (private equity investment) (January 1999-September
                             2004). Oversees 64 portfolios in the
                             OppenheimerFunds complex.

---------------------------- ---------------------------------------------------------------- ----------------- ---------------------
---------------------------- ---------------------------------------------------------------- ----------------- ---------------------

David K. Downes,             Independent  Chairman GSK Employee  Benefit  Trust (since April  None              Over $100,000
Trustee since 2007           2006);  Director of Correctnet (since January 2006); Trustee of
 Age: 68                     Employee   Trusts  (since  January  2006);   President,   Chief
                             Executive  Officer and Board Member of CRAFund  Advisors,  Inc.
                             (investment  management company) (since January 2004); Director of Internet  Capital  Group  (information  technology  company)
                             (since  October  2003);  Independent  Chairman  of the Board of
                             Trustees  of Quaker  Investment  Trust  (registered  investment company) (2004-2007);  President of The Community  Reinvestment
                             Act Qualified  Investment Fund (investment  management company)
                             (2004-2007);   Chief  Operating  Officer  and  Chief  Financial
                             Officer  of  Lincoln  National   Investment   Companies,   Inc.
                             (subsidiary of Lincoln National Corporation,  a publicly traded
                             company)  and  Delaware   Investments  U.S.,  Inc.  (investment
                             management   subsidiary   of  Lincoln   National   Corporation)
                             (1993-2003);  President, Chief Executive Officer and Trustee of
                             Delaware Investment Family of Funds (1993-2003);  President and
                             Board Member of Lincoln National Convertible  Securities Funds,
                             Inc. and the Lincoln  National Income Funds,  TDC  (1993-2003);
                             Chairman and Chief  Executive  Officer of Retirement  Financial
                             Services,   Inc.  (registered  transfer  agent  and  investment
                             adviser and  subsidiary  of Delaware  Investments  U.S.,  Inc.)
                             (1993-2003);  President and Chief Executive Officer of Delaware
                             Service  Company,   Inc.   (1995-2003);   Chief  Administrative
                             Officer,  Chief Financial  Officer,  Vice Chairman and Director
                             of  Equitable  Capital   Management   Corporation   (investment
                             subsidiary of Equitable  Life Assurance  Society)  (1985-1992);
                             Corporate  Controller  of  Merrill  Lynch & Company  (financial services  holding  company)  (1977-1985);  held  the  following
                             positions  at  the  Colonial   Penn  Group,   Inc.   (insurance
                             company):  Corporate  Budget  Director  (1974-1977),  Assistant
                             Treasurer   (1972-1974)   and  Director  of   Corporate   Taxes
                             (1969-1972);  held the following  positions at Price Waterhouse
                             & Company (financial  services firm): Tax Manager  (1967-1969),
                             Tax  Senior  (1965-1967)  and  Staff  Accountant   (1963-1965);
                             United States Marine Corps (1957-1959).  Oversees 64 portfolios in the OppenheimerFunds complex.

---------------------------- ---------------------------------------------------------------- ----------------- ---------------------
---------------------------- ---------------------------------------------------------------- ----------------- ---------------------

Matthew P. Fink,             Trustee of the Committee for Economic Development (policy        None              Over $100,000
Trustee since 2005           research foundation) (since 2005); Director of ICI Education
Age: 67                      Foundation (education foundation) (October 1991-August 2006);
                             President of the Investment Company Institute
                             (trade association) (October 1991-June 2004);
                             Director of ICI Mutual Insurance Company (insurance
                             company) (October 1991-June 2004). Oversees 54
                             portfolios in the OppenheimerFunds complex.

---------------------------- ---------------------------------------------------------------- ----------------- ---------------------
---------------------------- ---------------------------------------------------------------- ----------------- ---------------------

Robert G. Galli,             A director or trustee of other Oppenheimer funds. Oversees 64    None              Over $100,000
Trustee since 2005           portfolios in the OppenheimerFunds complex.

Age: 74

---------------------------- ---------------------------------------------------------------- ----------------- ---------------------
---------------------------- ---------------------------------------------------------------- ----------------- ---------------------

Phillip A. Griffiths,        Fellow of the Carnegie Corporation (since 2007); Distinguished   None              None
Trustee since 2005           Presidential Fellow for International Affairs (since 2002) and
Age: 69                      Member (since 1979) of the National Academy of Sciences;
                             Council on Foreign Relations (since 2002); Director
                             of GSI Lumonics Inc. (precision technology products
                             company) (since 2001); Senior Advisor of The Andrew
                             W. Mellon Foundation (since 2001); Chair of Science
                             Initiative Group (since 1999); Member of the
                             American Philosophical Society (since 1996);
                             Trustee of Woodward Academy (since 1983); Foreign
                             Associate of Third World Academy of Sciences;
                             Director of the Institute for Advanced Study
                             (1991-2004); Director of Bankers Trust New York
                             Corporation (1994-1999); Provost at Duke University
                             (1983-1991). Oversees 54 portfolios in the
                             OppenheimerFunds complex.

---------------------------- ---------------------------------------------------------------- ----------------- ---------------------
---------------------------- ---------------------------------------------------------------- ----------------- ---------------------

Mary F. Miller,              Trustee of International House (not-for-profit) (since June      None              Over $100,000
Trustee since 2005           2007); Trustee of the American Symphony Orchestra
Age: 65                      (not-for-profit) (since October 1998); and Senior Vice
                             President and General Auditor of American Express
                             Company (financial services company) (July
                             1998-February 2003). Oversees 54 portfolios in the
                             OppenheimerFunds complex.

---------------------------- ---------------------------------------------------------------- ----------------- ---------------------
---------------------------- ---------------------------------------------------------------- ----------------- ---------------------

Joel W. Motley,              Managing Director of Public Capital Advisors, LLC (privately     None              Over $100,000
Trustee since 2005           held financial adviser) (since January 2006).  Director of
Age: 56                      Columbia Equity Financial Corp. (privately-held financial
                             adviser) (since 2002); Managing Director of Carmona
                             Motley, Inc. (privately-held financial adviser)
                             (since January 2002); Managing Director of Carmona
                             Motley Hoffman Inc. (privately-held financial
                             adviser) (January 1998-December 2001); Member of
                             the Finance and Budget Committee of the Council on
                             Foreign Relations, Member of the Investment
                             Committee of the Episcopal Church of America,
                             Member of the Investment Committee and Board of
                             Human Rights Watch and Member of the Investment
                             Committee of Historic Hudson Valley. Oversees 54
                             portfolios in the OppenheimerFunds complex.

---------------------------- ---------------------------------------------------------------- ----------------- ---------------------
---------------------------- ---------------------------------------------------------------- ----------------- ---------------------

Russell S. Reynolds, Jr.,    Chairman of RSR Partners (formerly "The Directorship Search      None              Over $100,000
Trustee since 2005           Group, Inc.") (corporate governance consulting and executive
Age: 76                      recruiting) (since 1993); Life Trustee of International House
                             (non-profit educational organization); Former
                             Trustee of The Historical Society of the Town of
                             Greenwich; Former Director of Greenwich Hospital
                             Association. Oversees 54 portfolios in the
                             OppenheimerFunds complex.

---------------------------- ---------------------------------------------------------------- ----------------- ---------------------
---------------------------- ---------------------------------------------------------------- ----------------- ---------------------

Joseph M. Wikler,            Director of the following  medical device  companies:  Medintec  $10,001-$50,000   Over $100,000
Trustee since 2003           (since  1992)  and  Cathco  (since  1996);  Director  of  Lakes
Age: 67                      Environmental     Association     (environmental     protection
                             organization) (since 1996); Member of the
                             Investment Committee of the Associated Jewish
                             Charities of Baltimore (since 1994); Director of
                             Fortis/Hartford mutual funds (1994-December 2001).
                             Oversees 54 portfolios in the OppenheimerFunds
                             complex.

---------------------------- ---------------------------------------------------------------- ----------------- ---------------------
---------------------------- ---------------------------------------------------------------- ----------------- ---------------------

Peter I. Wold,               President   of  Wold  Oil   Properties,   Inc.   (oil  and  gas  None              Over $100,000
Trustee since 2003           exploration  and  production   company)   (since  1994);   Vice
Age: 60                      President  of American  Talc  Company,  Inc.  (talc  mining and milling) (since 1999); Managing Member of
                             Hole-in-the-Wall Ranch (cattle ranching) (since
                             1979); Vice President, Secretary and Treasurer of
                             Wold Trona Company, Inc. (soda ash processing and
                             production) (1996 - 2006); Director and Chairman of
                             the Denver Branch of the Federal Reserve Bank of
                             Kansas City (1993-1999); and Director of
                             PacifiCorp. (electric utility) (1995-1999).
                             Oversees 54 portfolios in the OppenheimerFunds
                             complex.

---------------------------- ---------------------------------------------------------------- ----------------- ---------------------

         Mr. Murphy is an "Interested Trustee" because he is affiliated with the
Manager by virtue of his positions as an officer and director of the Manager, and as a shareholder of its parent company. The address of Mr. Murphy is Two
World Financial Center, 225 Liberty Street, 11th Floor, New York, New York
10281-1008. Mr. Murphy serves as a Trustee for an indefinite term, or until his resignation, retirement, death or removal and as an officer for an indefinite term, or until his resignation, retirement, death or removal.

------------------------------------------------------------------------------------------------------------------------------------
                                                  Interested Trustee and Officer
------------------------------------------------------------------------------------------------------------------------------------
--------------------------- ----------------------------------------------------------------- ---------------- ---------------------
Name, Position(s) Held      Principal Occupation(s) During the Past 5 Years; Other             Dollar Range      Aggregate Dollar
                                                                                                 of Shares
                                                                                               Beneficially      Range Of Shares
with Fund, Length of        Trusteeships/Directorships Held; Number of Portfolios in the         Owned in       Beneficially Owned
Service, Age                Fund Complex Currently Overseen                                      the Fund      in Supervised Funds
--------------------------- ----------------------------------------------------------------- ---------------- ---------------------
--------------------------- ----------------------------------------------------------------- --------------------------------------

                                                                                                     As of December 31, 2007

--------------------------- ----------------------------------------------------------------- --------------------------------------
--------------------------- ----------------------------------------------------------------- ----------------- --------------------

John V. Murphy,             Chairman, Chief Executive Officer and Director of the Manager     None              Over $100,000
Trustee and President and   since June 2001; President of the Manager (September
Principal Executive         2000-February 2007); President and a director or trustee of
Officer since 2003          other Oppenheimer funds; President and Director of Oppenheimer
Age: 59                     Acquisition Corp. ("OAC") (the Manager's parent holding
                            company) and of Oppenheimer Partnership Holdings,
                            Inc. (holding company subsidiary of the Manager)
                            (since July 2001); Director of OppenheimerFunds
                            Distributor, Inc. (subsidiary of the Manager)
                            (November 2001-December 2006); Chairman and Director
                            of Shareholder Services, Inc. and of Shareholder
                            Financial Services, Inc. (transfer agent
                            subsidiaries of the Manager) (since July 2001);
                            President and Director of OppenheimerFunds Legacy
                            Program (charitable trust program established by the
                            Manager) (since July 2001); Director of the
                            following investment advisory subsidiaries of the
                            Manager: OFI Institutional Asset Management, Inc.,
                            Centennial Asset Management Corporation, Trinity
                            Investment Management Corporation and Tremont
                            Capital Management, Inc. (since November 2001),
                            HarbourView Asset Management Corporation and OFI
                            Private Investments, Inc. (since July 2001);
                            President (since November 1, 2001) and Director
                            (since July 2001) of Oppenheimer Real Asset
                            Management, Inc.; Executive Vice President of
                            Massachusetts Mutual Life Insurance Company (OAC's
                            parent company) (since February 1997); Director of
                            DLB Acquisition Corporation (holding company parent
                            of Babson Capital Management LLC) (since June 1995);
                            Member of the Investment Company Institute's Board
                            of Governors (since October , 2003); Chairman of the
                            Investment Company's Institute's Board of Governors
                            (since October 2007). Oversees 103 portfolios in the
                            OppenheimerFunds complex.

--------------------------- ----------------------------------------------------------------- ----------------- --------------------

     The  addresses  of the  officers  in the chart  below are as  follows:  for
Messrs.  Freud and Zack and Ms.  Bloomberg,  Two  World  Financial  Center,  225
Liberty Street, New York, New York 10281-1008,  for Messrs. Petersen,  Szilagyi,
Vandehey  and Wixted and Ms.  Ives,  6803 S.  Tucson Way,  Centennial,  Colorado
80112-3924.  Each  officer  serves  for an  indefinite  term or until his or her resignation, retirement, death or removal.

-----------------------------------------------------------------------------------------------------------------------------
                                                 Other Officers of the Fund
-----------------------------------------------------------------------------------------------------------------------------
----------------------------------- -----------------------------------------------------------------------------------------
Name, Position(s) Held with Fund,   Principal Occupation(s) During Past 5 Years
Length of Service, Age
----------------------------------- -----------------------------------------------------------------------------------------
----------------------------------- -----------------------------------------------------------------------------------------
Dominic Freud                       Vice President of the Manager since April 2003. Partner and European Equity Portfolio
Vice President and Portfolio        manager at SLS Management (January 2002-February 2003) prior to which he was head of
Manager since 2003                  the European equities desk and managing director at SG Cowen (May 1994-January 2002).
Age:  48                            An officer of 2 portfolios in the OppenheimerFunds complex.
----------------------------------- -----------------------------------------------------------------------------------------
----------------------------------- -----------------------------------------------------------------------------------------

Mark S. Vandehey,                   Senior Vice President and Chief Compliance Manager of the Manager (since March 2004);
Vice President and Chief            Chief Compliance Officer of OppenheimerFunds Distributor, Inc., Centennial Asset
Compliance Officer since 2004       Management and Shareholder Services, Inc. (since March 2004); Vice President of
Age: 57                             OppenheimerFunds Distributor, Inc., Centennial Asset Management Corporation and
                                    Shareholder Services, Inc. (since June 1983). Former Vice President and Director of
                                    Internal Audit of the Manager (1997-February 2004). An officer of 103 portfolios in the
                                    OppenheimerFunds complex.

----------------------------------- -----------------------------------------------------------------------------------------
----------------------------------- -----------------------------------------------------------------------------------------

Brian W. Wixted,                    Senior Vice President and Treasurer of the Manager (since March 1999); Treasurer of the
Treasurer and Principal Financial   following: HarbourView Asset Management Corporation, Shareholder Financial Services,
& Accounting Officer since 2003     Inc., Shareholder Services, Inc., Oppenheimer Real Asset Management, Inc. and
Age: 48                             Oppenheimer Partnership Holdings, Inc. (since March 1999), OFI Private Investments,
                                    Inc. (since March 2000), OppenheimerFunds
                                    International Ltd. (since May 2000),
                                    OppenheimerFunds plc (since May 2000), OFI
                                    Institutional Asset Management, Inc. (since
                                    November 2000), and OppenheimerFunds Legacy
                                    Program (charitable trust program
                                    established by the Manager) (since June
                                    2003); Treasurer and Chief Financial Officer
                                    of OFI Trust Company (trust company
                                    subsidiary of the Manager) (since May 2000);
                                    Assistant Treasurer of the following: OAC
                                    (since March 1999),Centennial Asset
                                    Management Corporation (March 1999-October
                                    2003) and OppenheimerFunds Legacy Program
                                    (April 2000-June 2003). An officer of 103
                                    portfolios in the OppenheimerFunds complex.

----------------------------------- -----------------------------------------------------------------------------------------
----------------------------------- -----------------------------------------------------------------------------------------

Brian Petersen,                     Vice President of the Manager (since February 2007); Assistant Vice President of the
Assistant Treasurer since 2004      Manager (August 2002-February 2007); Manager/Financial Product Accounting of the
Age: 37                             Manager (November 1998-July 2002). An officer of 103 portfolios in the OppenheimerFunds complex.
----------------------------------- -----------------------------------------------------------------------------------------
----------------------------------- -----------------------------------------------------------------------------------------

Brian C. Szilagyi,                  Assistant Vice President of the Manager (since July 2004); Director of Financial
Assistant Treasurer since 2005      Reporting and Compliance of First Data Corporation (April 2003-July 2004); Manager of
Age: 38                             Compliance of Berger Financial Group LLC (May 2001-March 2003). An officer of 103 portfolios in the OppenheimerFunds complex.
----------------------------------- -----------------------------------------------------------------------------------------
----------------------------------- -----------------------------------------------------------------------------------------

Robert G. Zack,                     Executive Vice President (since January 2004) and General Counsel (since March 2002) of
Secretary since 2003                the Manager; General Counsel and Director of the Distributor (since December 2001);
Age: 60                             General Counsel of Centennial Asset Management Corporation (since December 2001);
                                    Senior Vice President and General Counsel of HarbourView Asset Management Corporation
                                    (since December 2001); Secretary and General Counsel of OAC (since November 2001);
                                    Assistant Secretary (since September 1997) and Director (since November 2001) of
                                    OppenheimerFunds International Ltd. and OppenheimerFunds plc; Vice President and
                                    Director of Oppenheimer Partnership Holdings, Inc. (since December 2002); Director of
                                    Oppenheimer Real Asset Management, Inc. (since November 2001); Senior Vice President,
                                    General Counsel and Director of Shareholder Financial Services, Inc. and Shareholder
                                    Services, Inc. (since December 2001); Senior Vice President, General Counsel and
                                    Director of OFI Private Investments, Inc. and OFI Trust Company (since November 2001);
                                    Vice President of OppenheimerFunds Legacy Program (since June 2003); Senior Vice
                                    President and General Counsel of OFI Institutional Asset Management, Inc. (since
                                    November 2001); Director of OppenheimerFunds International Distributor Limited (since
                                    December 2003); Senior Vice President (May 1985-December 2003). An officer of 103 portfolios in the OppenheimerFunds complex.

----------------------------------- -----------------------------------------------------------------------------------------
----------------------------------- -----------------------------------------------------------------------------------------

Kathleen T. Ives, Vice President (since June 1998), Deputy General Counsel
(since May 2008) and Assistant Assistant Secretary since 2003 Secretary (since
October 2003) of the Manager; Vice President (since 1999) and Age: 42 Assistant
Secretary (since October 2003) of the Distributor; Assistant Secretary of
                                    Centennial Asset Management Corporation
                                    (since October 2003); Vice President and
                                    Assistant Secretary of Shareholder Services,
                                    Inc. (since 1999); Assistant Secretary of
                                    OppenheimerFunds Legacy Program and
                                    Shareholder Financial Services, Inc. (since
                                    December 2001); Senior Counsel of the
                                    Manager (October 2003-May 2008). An officer
                                    of 103 portfolios in the OppenheimerFunds
                                    complex.

----------------------------------- -----------------------------------------------------------------------------------------
----------------------------------- -----------------------------------------------------------------------------------------

Lisa I. Bloomberg, Vice President (since May 2004) and Deputy General Counsel
(since May 2008); of the Assistant Secretary since 2004 Manager; Associate
Counsel of the Manager (May 2004-May 2008); First Vice President Age: 40 (April
2001-April 2004), Associate General Counsel (December 2000-April 2004) of UBS
                            Financial Services Inc. (formerly, PaineWebber Incorporated). An officer of 103 portfolios in the OppenheimerFunds complex.

----------------------------------- -----------------------------------------------------------------------------------------
----------------------------------- -----------------------------------------------------------------------------------------

Remuneration of the Officers and Trustees. The officers and the interested
Trustee of the Fund, who are affiliated with the Manager, receive no salary or fee from the Fund. The Independent Trustees' compensation from the Fund, shown below, is for serving as a Trustee and member of a committee (if applicable), with respect to the Fund's fiscal year ended April 30, 2008. The total compensation from the Fund and fund complex represents compensation, including accrued retirement benefits, for serving as a Trustee and member of a committee
(if applicable) of the Boards of the Fund and other funds in the
OppenheimerFunds complex during the calendar year ended December 31, 2007.

--------------------------------- -------------------- --------------------- ---------------------- --------------------------
Name and Other Fund Position(s)        Aggregate                               Estimated Annual      Total Compensation From
                                                       Retirement Benefits
                                   Compensation From    Accrued as Part of       Benefits Upon
(as applicable)                       the Fund(1)       Fund Expenses (22)       Retirement(2)      the Fund and Fund Complex
--------------------------------- -------------------- --------------------- ---------------------- --------------------------
--------------------------------- ------------------------------------------ ---------------------- --------------------------

                                      Fiscal year ended April 30, 2008                               Year ended December 31,
                                                                                                              2007

--------------------------------- ------------------------------------------ ---------------------- --------------------------
--------------------------------- -------------------- --------------------- ---------------------- --------------------------

Brian F. Wruble(3)                     $539 (4)                N/A               $65,868(5(,))            $335,190 (6)

Chairman of the Board
--------------------------------- -------------------- --------------------- ---------------------- --------------------------
--------------------------------- -------------------- --------------------- ---------------------- --------------------------

--------------------------------- -------------------- --------------------- ---------------------- --------------------------
--------------------------------- -------------------- --------------------- ---------------------- --------------------------

David K. Downes(7)

Audit Committee Chairman and

Regulatory & Oversight                   $356                  N/A               $26,112((8))             $180,587((9))
Committee Member

--------------------------------- -------------------- --------------------- ---------------------- --------------------------
--------------------------------- -------------------- --------------------- ---------------------- --------------------------

Matthew P. Fink                          $412                  N/A                $10,004(10)               $154,368

Governance Committee Member and
Regulatory & Oversight
Committee Member
--------------------------------- -------------------- --------------------- ---------------------- --------------------------
--------------------------------- -------------------- --------------------- ---------------------- --------------------------
Robert G. Galli
Regulatory & Oversight

Committee Chairman & Governance          $497                  N/A               $137,599 (11)            $330,533 (12)
Committee Member

--------------------------------- -------------------- --------------------- ---------------------- --------------------------
--------------------------------- -------------------- --------------------- ---------------------- --------------------------

Phillip A. Griffiths                   $495(13)                N/A               $51,621((14))              $198,211

Governance Committee Chairman
and Regulatory & Oversight
Committee Member
--------------------------------- -------------------- --------------------- ---------------------- --------------------------
--------------------------------- -------------------- --------------------- ---------------------- --------------------------
Mary F. Miller

Audit Committee Member and            $403(1(5))               N/A               $13,201((14))              $152,698
Governance Committee Member

--------------------------------- -------------------- --------------------- ---------------------- --------------------------
--------------------------------- -------------------- --------------------- ---------------------- --------------------------

Joel W. Motley                        $425(1(6))               N/A               $32,741((14))              $171,223

Audit Committee Member and
Regulatory & Oversight
Committee Member
--------------------------------- -------------------- --------------------- ---------------------- --------------------------
--------------------------------- -------------------- --------------------- ---------------------- --------------------------

Kenneth A. Randall(1(7))                  $29                  N/A               $96,401(1(8))              $117,520

--------------------------------- -------------------- --------------------- ---------------------- --------------------------
--------------------------------- -------------------- --------------------- ---------------------- --------------------------

Russell S. Reynolds, Jr.                 $403                  N/A                  $77,288                 $153,530

Audit Committee Member and
Governance Committee Member
--------------------------------- -------------------- --------------------- ---------------------- --------------------------
--------------------------------- -------------------- --------------------- ---------------------- --------------------------
Joseph M. Wikler
Audit Committee Member and

Regulatory & Oversight                $403(1(9))               N/A               $28,814((14))              $150,770
Committee Member

--------------------------------- -------------------- --------------------- ---------------------- --------------------------
--------------------------------- -------------------- --------------------- ---------------------- --------------------------
Peter I. Wold

Audit Committee Member and            $403((20))               N/A               $28,814((14))              $150,770
Governance Committee Member

--------------------------------- -------------------- --------------------- ---------------------- --------------------------

1.   "Aggregate Compensation From the Fund" includes fees and amounts deferred under the "Compensation Deferral Plan" (described below), if any.
2.   "Estimated Annual Benefits Upon Retirement' is based on a single life payment election with the assumption that a Trustee would retire at the age of 75 and would then have been eligible receive retirement plan benefits with respect to certain Board I Funds, and in the case of Messrs. Downes,
     Galli and Wruble, with respect to ten other Oppenheimer funds that are not
     Board I Funds (the "Non-Board I Funds' retirement plan was frozen effective
     December 31, 2006, and each plan participant who had not yet commenced receiving retirement benefits subsequently received previously accrued benefits based upon the distribution method elected by such participant, as described below. A similar plan with respect to the Non-Board I Funds is being frozen effective December 31, 2007. Mr. Wruble became Chairman of the
     Board I Funds on December 31, 2006.
3.   Mr. Wruble became Chairman of the Board I Funds on December 31, 2006.
4.   Includes $539 deferred by Mr. Wruble under the "Compensation Deferral
     Plan."
5.   In lieu of receiving an estimated annual benefit amount of $7,374 for his service as a director or trustee to the Board I funds, Mr. Wruble elected to have an actuarially equivalent lump sum amount contributed to his
     Compensation Deferral Plan account subsequent to the freezing of the Board
     I Funds' retirement plan. The amount set forth in the table above also includes $57,619 for estimated annual benefits for serving as a director or trustee of 10 other Oppenheimer funds that are not the Non-Board I Funds.
     In lieu of receiving that estimated annual benefit, Mr. Wruble has elected to have an actuarially equivalent lump sum distributed to the Compensation
     Deferral Plan subsequent to the freezing of the Non-Board I Funds'
     retirement plan.
6.   Includes $140,000 paid to Mr. Wruble for serving as a director or trustee of the Non-Board I Funds.
7.   Mr. Downes was appointed as Trustee of the Board I Funds on August 1, 2007, which was subsequent to the freezing of the Board I retirement plan.
8.   This amount represents the estimated benefits that would be payable to Mr.
     Downes for serving as a director or trustee of the Non-Board I Funds. In lieu of receiving this estimated annual benefit, Mr. Downes has elected to receive an actuarially equivalent lump sum payment subsequent to the freezing of the Non-Board I Funds' retirement plan.
9.   Includes $155,000 paid to Mr. Downes for serving as a director or trustee of the Non-Board I Funds.
10.  In lieu of receiving an estimated annual benefit for his service as a director or trustee to the Board I Funds, Mr. Fink elected to receive an actuarially equivalent lump sum payment subsequent to the freezing of the
     Board I Funds' retirement plan.
11.  In lieu of receiving an estimated annual benefit amount of $62,085 for his service as a director or trustee to the Board I Funds, Mr. Galli elected to receive an actuarially equivalent lump sum payment subsequent to the freezing of the Board I Funds' retirement plan. The amount set forth in the table above also includes $75,514 for estimated annual benefits for serving as a director or trustee of the Non-Board I Funds. Mr. Galli has elected to receive this annual benefit in an annuity.
12.  Includes $140,000 paid to Mr. Galli for serving as a director or trustee of the Non-Board I Funds.
13.  Includes $413 deferred by Mr. Griffiths under the Compensation Deferral
     Plan.
14.  In lieu of receiving an estimated annual benefit for service as a director or trustee to the Board I funds, this Trustee elected to have an actuarially equivalent lump sum amount contributed to his or her Compensation Deferral
     Plan account subsequent to the freezing of the Board I Funds' retirement plan.
15.  Includes $184 deferred by Ms. Miller under the Compensation Deferral Plan.
16.  Includes $54 deferred by Mr. Motley under the Compensation Deferral Plan.
17.  Mr. Randall retired from the Boards of the Board I Funds effective June 30,
     2007.
18.  At retirement, Mr. Randall elected to receive the alternative benefit payment based on a joint and survivor factor, which resulted in a lower annual payment than the amount indicated here.
19.  Includes $201 deferred by Mr. Wikler under the Compensation Deferral Plan.
20.  Includes $201 deferred by Mr. Wold under the Compensation Deferral Plan.

Retirement  Plan for Trustees.  The Board I Funds adopted a retirement plan that provides for payments to retired Independent  Trustees.  Payments are up to
80% of the average compensation paid during a Trustee's five years of service in which the highest compensation was received. A Trustee must serve as director or trustee for any of the Board I Funds for at least seven years to be eligible for retirement plan benefits and must serve for at least 15 years to be eligible for the maximum  benefit.  The Board has frozen the retirement  plan with respect to new  accruals as of December 31, 2006 (the  "Freeze  Date").  Retirees as of the
Freeze Date will continue to receive  benefits  under the previous  terms of the
Plan. Each Trustee  continuing to serve on the Board of any of the Board I Funds after the Freeze Date (each such Trustee a "Continuing  Board Member") may elect to have his frozen benefit (i.e., an amount  equivalent to the actuarial present value of his benefit under the  retirement  plan as of the Freeze Date) (i) paid at once or over time, (ii) rolled into the Compensation  Deferral Plan described below, or (iii) in the case of Continuing  Board Members having at least 7 years of service as of the Freeze Date paid in the form of an annual  benefit or joint and survivor annual benefit.  The Board determined to freeze the retirement plan after  considering a recent trend among corporate  boards of directors to forego retirement plan payments in favor of current compensation.

Compensation   Deferral   Plan.   The  Board  of  Trustees  has  adopted  a
Compensation  Deferral Plan for Independent  Trustees that enables them to elect to defer  receipt of all or a portion of the annual  fees they are  entitled  to receive from certain Board I Funds. Under the plan, the compensation deferred by a Trustee  is  periodically  adjusted  as though an  equivalent  amount had been invested in shares of one or more Oppenheimer funds selected by the Trustee. The amount  paid to the  Trustee  under the plan will be  determined  based upon the amount of compensation deferred and the performance of the selected funds.

         Deferral of the Trustees' fees under the plan will not materially affect a Fund's assets, liabilities or net income per share. The plan will not obligate a fund to retain the services of any Trustee or to pay any particular level of compensation to any Trustee. Pursuant to an Order issued by the SEC, a fund may invest in the funds selected by the Trustee under the plan without shareholder approval for the limited purpose of determining the value of the
Trustee's deferred compensation account.

Major Shareholders.  As of August 1, 2008, the only persons or entities who owned of record or were known by the Fund to own  beneficially 5% or more of any class of the Fund's outstanding shares were:

         MLPF&S for the Sole Benefit of its Customers, Attn: Fund Admn, 4800
         Deer Lake Drive E, Fl 3, Jacksonville, FL 32246-6484, which owned
         57,019.707 Class B shares (6.39% of the Class B shares then outstanding).

         MLPF&S for the Sole Benefit of its Customers, Attn: Fund Admn, 4800
         Deer Lake Drive E, FL3, Jacksonville, FL 32246-6484, which owned
         92,184.463 Class C shares (5.73% of the Class C shares then outstanding).

         RPSS TR ROLLOVER IRA, FBO Donald G. Sikes, P.O. Box 434, Industry IL
         61440-0434, which owned 1,092.491 Class N shares (22.97% of the Class N shares then outstanding).

         RPSS TR SINGLE K, Pellizze Holding Inc. DBA North, FBO Rob Pellizze,
         181 Wading Bird Cir. SW, Palm Bay FL 32908-6411, which owned 776.981
         Class N shares (16.34% of the Class N shares then outstanding).

         RPSS TR ROLLOVER IRA, FBO Mahendra B. Patel, 173 Old Town Way, Hanover
         MA 02339-1444, which owned 498.675 Class N shares (10.48% of the Class
         N shares then outstanding).

         RPSS TR SINGLE K, Legacy Brokerage Corp. FBO Mason Mallory, 415 E 102nd
         St., New York NY 10029-5850, which owned 483.300 Class N shares (10.16%
         of the Class N shares then outstanding).

         RPSS TR ROLLOVER IRA, FBO Thakor B Mistry, 1 Longmeadow Rd. Peabody MA
         01960-4513, which owned 470.788 Class N shares (9.90% of the Class N shares then outstanding).

         RPSS TR ROLLOVER IRA, FBO Diane M Fortier, 317 Hanover St/ #1,
         Portsmouth NH 03801-3960, which owned 394.918 Class N shares (8.30% of the Class N shares then outstanding).

         RPSS CUST 403-B Plan, Telegraph Hill Neighborhood Cen., FBO Tim L.
         Daniels, 37 Isis St., San Francisco CA 94103-4326, which owned 393.462
         Class N shares (8.27% of the Class N shares then outstanding).

         Oppenheimer International Diversified Fund, ATTN: FPA Trade Settle
         (2-FA), 6803 S. Tucson Way, Centennial CO 80112-3924, which owned
         5,096,183.355 Class N shares (96.94% of the Class N shares then outstanding).

The Manager. The Manager is wholly-owned by Oppenheimer  Acquisition Corp., a holding company  controlled by Massachusetts  Mutual Life Insurance Company, a
global, diversified insurance and financial services organization.

Code of Ethics. The Fund, the Manager and the Distributor have a Code of
Ethics. It is designed to detect and prevent improper personal trading by certain employees, including portfolio managers, that would compete with or take advantage of the Fund's portfolio transactions. Covered persons include persons with knowledge of the investments and investment intentions of the Fund and other funds advised by the Manager. The Code of Ethics does permit personnel subject to the Code to invest in securities, including securities that may be purchased or held by the Fund, subject to a number of restrictions and controls.
Compliance with the Code of Ethics is carefully monitored and enforced by the
Manager.

         The Code of Ethics is an exhibit to the Fund's registration statement filed with the SEC and can be reviewed and copied at the SEC's Public Reference
Room in Washington, D.C. You can obtain information about the hours of operation of the Public Reference Room by calling the SEC at 1.202.551.8090. The Code of
Ethics can also be viewed as part of the Fund's registration statement on the
SEC's EDGAR database at the SEC's Internet website at www.sec.gov. Copies may be obtained, after paying a duplicating fee, by electronic request at the following
E-mail address: publicinfo@sec.gov, or by writing to the SEC's Public Reference
Section, Washington, D.C. 20549-0102.

Portfolio Proxy Voting. The Fund has adopted Portfolio Proxy Voting Policies and Procedures, which include Proxy Voting Guidelines, under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. The
Fund's primary consideration in voting portfolio proxies is the financial interests of the Fund and its shareholders. The Fund has retained an unaffiliated third-party as its agent to vote portfolio proxies in accordance with the Fund's Proxy Voting Guidelines and to maintain records of such portfolio proxy voting. The Portfolio Proxy Voting Policies and Procedures include provisions to address conflicts of interest that may arise between the
Fund and the Manager or the Manager's affiliates or business relationships. Such a conflict of interest may arise, for example, where the Manager or an affiliate of the Manager manages or administers the assets of a pension plan or other investment account of the portfolio company soliciting the proxy or seeks to serve in that capacity. The Manager and its affiliates generally seek to avoid such conflicts by maintaining separate investment decision making processes to prevent the sharing of business objectives with respect to proposed or actual actions regarding portfolio proxy voting decisions. Additionally, the Manager employs the following two procedures: (1) if the proposal that gives rise to the conflict is specifically addressed in the Proxy Voting Guidelines, the Manager will vote the portfolio proxy in accordance with the Proxy Voting Guidelines, provided that they do not provide discretion to the Manager on how to vote on the matter; and (2) if such proposal is not specifically addressed in the Proxy
Voting Guidelines or the Proxy Voting Guidelines provide discretion to the
Manager on how to vote, the Manager will vote in accordance with the third-party proxy voting agent's general recommended guidelines on the proposal provided that the Manager has reasonably determined that there is no conflict of interest on the part of the proxy voting agent. If neither of the previous two procedures provides an appropriate voting recommendation, the Manager may retain an independent fiduciary to advise the Manager on how to vote the proposal or may abstain from voting. The Proxy Voting Guidelines' provisions with respect to certain routine and non-routine proxy proposals are summarized below:
o             The Fund generally votes with the recommendation of the issuer's management on routine matters, including ratification of the independent registered public accounting firm, unless circumstances indicate otherwise.
o             The Fund evaluates nominees for director nominated by management on a case-by-case basis, examining the following factors, among others: Composition of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance and the nominee's investment in the company.
o             In general, the Fund opposes anti-takeover proposals and supports the elimination, or the ability of shareholders to vote on the preservation or elimination, of anti-takeover proposals, absent unusual circumstances.
o             The Fund supports shareholder proposals to reduce a super-majority vote requirement, and opposes management proposals to add a super-majority vote requirement.
o             The Fund opposes proposals to classify the board of directors.
o             The Fund supports proposals to eliminate cumulative voting.
o             The Fund opposes re-pricing of stock options without shareholder approval.
o             The Fund generally considers executive compensation questions such as stock option plans and bonus plans to be ordinary business activity. The Fund analyzes stock option plans, paying particular attention to their dilutive effect. While the Fund generally supports management proposals, the Fund opposes plans it considers to be excessive.

         The Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048 and (ii) on the SEC's website at
www.sec.gov.

The Investment Advisory Agreement. The Manager provides investment advisory and management services to the Fund under an investment advisory agreement between the Manager and the Fund. The Manager selects securities for the Fund's portfolio and handles its day-to-day business. The portfolio manager of the Fund is employed by the Manager and is the person who is principally responsible for the day-to-day management of the Fund's portfolio. Other members of the
Manager's Global Equity Portfolio Team provide the portfolio managers with counsel and support in managing the Fund's portfolio.

         The agreement requires the Manager, at its expense, to provide the Fund with adequate office space, facilities and equipment. It also requires the
Manager to provide and supervise the activities of all administrative and clerical personnel required to provide effective administration for the Fund.
Those responsibilities include the compilation and maintenance of records with respect to its operations, the preparation and filing of specified reports, and composition of proxy materials and registration statements for continuous public sale of shares of the Fund.

         The Fund pays expenses not expressly assumed by the Manager under the advisory agreement. The advisory agreement lists examples of expenses paid by the Fund. The major categories relate to interest, taxes, brokerage commissions, fees to certain Trustees, legal and audit expenses, custodian and transfer agent expenses, share issuance costs, certain printing and registration costs and non-recurring expenses, including litigation costs. The management fees paid by the Fund to the Manager are calculated at the rates described in the Prospectus, which are applied to the assets of the Fund as a whole. The fees are allocated to each class of shares based upon the relative proportion of the Fund's net assets represented by that class. The management fees paid by the Fund to the
Manager during its last three fiscal years were:

     -------------------------------- --------------------------------------------------------------
         Fiscal Year ended 4/30:             Management Fees Paid to OppenheimerFunds, Inc.
     -------------------------------- --------------------------------------------------------------
                   2006                                         $700,877
     -------------------------------- --------------------------------------------------------------
     -------------------------------- --------------------------------------------------------------
                   2007                                        $1,280,994
     -------------------------------- --------------------------------------------------------------
     -------------------------------- --------------------------------------------------------------

                   2008                                        $1,895,202

     -------------------------------- --------------------------------------------------------------

         The investment advisory agreement states that in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or reckless disregard of its obligations and duties under the investment advisory agreement, the Manager is not liable for any loss the Fund sustains in connection with matters to which the agreement relates.

         The agreement permits the Manager to act as investment adviser for any other person, firm or corporation and to use the name "Oppenheimer" in connection with other investment companies for which it may act as investment adviser or general distributor. If the Manager shall no longer act as investment adviser to the Fund, the Manager may withdraw the right of the Fund to use the name "Oppenheimer" as part of its name.

Portfolio  Manager.  The Fund's  portfolio  is  managed  by  Dominic  Freud
(referred to as "Portfolio  Manager").  He is the person who is responsible  for the day-to-day management of the Fund's investments.

Other  Accounts  Managed.  In addition to  managing  the Fund's  investment portfolio,  the Portfolio  Manager also manages other investment  portfolios and other accounts on behalf of the Manager or its  affiliates.  The following table provides information  regarding the other portfolios and accounts managed by the
Portfolio  Manager  as of April 30,  2008.  No account  has a  performance-based advisory fee:

         ---------------------------------------------------------------------------------------------------

                                           Registered            Other Pooled
                                      Investment Companies    Investment Vehicles     Other Accounts(1,2)
         ---------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------
                                                1                    None                    None
         Accounts Managed
         ---------------------------------------------------------------------------------------------------
         ---------------------------------------------------------------------------------------------------

                                              $900                   None                    None

         Total Assets Managed(1)
         ---------------------------------------------------------------------------------------------------

         1. In millions.

         2. Does not include personal accounts of portfolio managers and their families, which are subject to the Code of Ethics.

         As indicated above, the Portfolio Manager also manages other funds and accounts. Potentially, at times, those responsibilities could conflict with the interests of the Fund. That may occur whether the investment strategies of the other fund or account are the same as, or different from, the Fund's investment objectives and strategies. For example, the Portfolio Manager may need to allocate investment opportunities between the Fund and another fund or account having similar objectives or strategies, or he may need to execute transactions for another fund or account that could have a negative impact on the value of securities held by the Fund. Not all funds and accounts advised by the Manager have the same management fee. If the management fee structure of another fund or account is more advantageous to the Manager than the fee structure of the Fund, the Manager could have an incentive to favor the other fund or account. However, the Manager's compliance procedures and Code of Ethics recognize the Manager's fiduciary obligations to treat all of its clients, including the Fund, fairly and equitably, and are designed to preclude the Portfolio Manager from favoring one client over another. It is possible, of course, that those compliance procedures and the Code of Ethics may not always be adequate to do so. At different times, the Fund's Portfolio Manager may manage other funds or accounts with investment objectives and strategies that are similar to those of the Fund, or may manage funds or accounts with investment objectives and strategies that are different from those of the Fund.

Compensation of the Portfolio Manager. The Fund's Portfolio Manager is
employed and compensated by the Manager, not the Fund. Under the Manager's
compensation program for its portfolio managers and portfolio analysts, Fund performance is the most important element of compensation with half of annual cash compensation based on relative investment performance results of the funds and accounts they manage, rather than on the financial success of the Manager.
This is intended to align the portfolio managers and analysts interests with the success of the funds and accounts and their shareholders. The Manager's compensation structure is designed to attract and retain highly qualified investment management professionals and to reward individual and team contributions toward creating shareholder value. As of April 30, 2008 the
Portfolio Manager's compensation consisted of three elements: a base salary, an annual discretionary bonus and eligibility to participate in long-term awards of options and stock appreciation rights in regard to the common stock of the
Manager's holding company parent. Senior portfolio managers may also be eligible to participate in the Manager's deferred compensation plan.

The base pay component of each portfolio manager is reviewed regularly to ensure that it reflects the performance of the individual, is commensurate with the requirements of the particular portfolio, reflects any specific competence or specialty of the individual manager, and is competitive with other comparable positions. The annual discretionary bonus is determined by senior management of the Manager and is based on a number of factors, including a fund's pre-tax performance for periods of up to five years, measured against an appropriate
Lipper benchmark selected by management. The majority (80%) is based on three and five year data, with longer periods weighted more heavily. Below median performance in all three periods results in an extremely low, and in some cases no, performance based bonus. The Lipper benchmark used with respect to the Fund is Lipper International Funds. Other factors considered include management quality (such as style consistency, risk management, sector coverage, team leadership and coaching) and organizational development. The Portfolio Manager's compensation is not based on the total value of the Fund's portfolio assets, although the Fund's investment performance may increase those assets. The compensation structure is also intended to be internally equitable and serve to reduce potential conflicts of interest between the Fund and other funds and accounts managed by the Portfolio Manager. The compensation structure of the other funds and accounts currently managed by the Portfolio Manager is the same as the compensation structure of the Fund, described above.

Ownership  of Fund  Shares.  As of April  30,  2008 the  Portfolio  Manager
beneficially owned shares of the Fund as follows:

                  ------------------------------------------------------------------------------------
                               Portfolio Manager                    Range of Shares Beneficially
                                                                         Owned in the Fund
                  ------------------------------------------------------------------------------------
                  ------------------------------------------------------------------------------------

                  Dominic Freud                                          $100,001-$500,000

                  ------------------------------------------------------------------------------------

Brokerage Policies of the Fund

Brokerage Provisions of the Investment Advisory Agreement. One of the duties of the Manager under the investment advisory agreement is to arrange the portfolio transactions for the Fund. The advisory agreement contains provisions relating to the employment of broker-dealers to effect the Fund's portfolio transactions.
The Manager is authorized by the advisory agreement to employ broker-dealers, including "affiliated brokers," as that term is defined in the Investment
Company Act, that the Manager thinks, in its best judgment based on all relevant factors, will implement the policy of the Fund to obtain, at reasonable expense, the "best execution" of the Fund's portfolio transactions. "Best execution"
means prompt and reliable execution at the most favorable price obtainable for the services provided. The Manager need not seek competitive commission bidding.
However, it is expected to be aware of the current rates of eligible brokers and to minimize the commissions paid to the extent consistent with the interests and policies of the Fund as established by its Board of Trustees.

         Under the investment advisory agreement, in choosing brokers to execute portfolio transactions for the Fund, the Manager may select brokers (other than affiliates) that provide both brokerage and research services to the Fund. The commissions paid to those brokers may be higher than another qualified broker would charge, if the Manager makes a good faith determination that the commission is fair and reasonable in relation to the services provided.

Brokerage Practices Followed by the Manager. The Manager allocates brokerage for the Fund subject to the provisions of the investment advisory agreement and other applicable rules and procedures described below.

         The Manager's portfolio traders allocate brokerage based upon recommendations from the Manager's portfolio managers, together with the portfolio traders' judgment as to the execution capability of the broker or dealer. In certain instances, portfolio managers may directly place trades and allocate brokerage. In either case, the Manager's executive officers supervise the allocation of brokerage.

         Transactions in securities other than those for which an exchange is the primary market are generally done with principals or market makers. In transactions on foreign exchanges, the Fund may be required to pay fixed brokerage commissions and therefore would not have the benefit of negotiated commissions that are available in U.S. markets. Brokerage commissions are paid primarily for transactions in listed securities or for certain fixed-income agency transactions executed in the secondary market. Otherwise, brokerage commissions are paid only if it appears likely that a better price or execution can be obtained by doing so. In an option transaction, the Fund ordinarily uses the same broker for the purchase or sale of the option and any transaction in the securities to which the option relates.

         Other accounts advised by the Manager have investment policies similar to those of the Fund. Those other accounts may purchase or sell the same securities as the Fund at the same time as the Fund, which could affect the supply and price of the securities. If two or more accounts advised by the
Manager purchase the same security on the same day from the same dealer, the transactions under those combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account.
When possible, the Manager tries to combine concurrent orders to purchase or sell the same security by more than one of the accounts managed by the Manager or its affiliates. The transactions under those combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account.

         Rule 12b-1 under the Investment Company Act prohibits any fund from compensating a broker or dealer for promoting or selling the fund's shares by
(1) directing to that broker or dealer any of the fund's portfolio transactions, or (2) directing any other remuneration to that broker or dealer, such as commissions, mark-ups, mark downs or other fees from the fund's portfolio transactions, that were effected by another broker or dealer (these latter arrangements are considered to be a type of "step-out" transaction). In other words, a fund and its investment adviser cannot use the fund's brokerage for the purpose of rewarding broker-dealers for selling the fund's shares.

     However,  the Rule permits funds to effect brokerage  transactions  through firms that also sell fund shares,  provided that certain  procedures are adopted to prevent a quid pro quo with respect to portfolio  brokerage  allocations.  As permitted by the Rule, the Manager has adopted  procedures (and the Fund's Board of  Trustees  has  approved  those  procedures)  that  permit the Fund to direct portfolio  securities  transactions  to brokers or dealers  that also promote or sell  shares  of the  Fund,  subject  to  the  "best  execution"  considerations discussed  above.  Those  procedures are designed to prevent:  (1) the Manager's personnel who effect the Fund's portfolio  transactions from taking into account a broker's or dealer's promotion or sales of the Fund shares when allocating the
Fund's portfolio transactions, and (2) the Fund, the Manager and the Distributor
from entering into agreements or understandings  under which the Manager directs or is expected to direct the Fund's brokerage directly,  or through a "step-out"
arrangement,  to any  broker or  dealer in  consideration  of that  broker's  or dealer's  promotion  or sale of the  Fund's  shares or the  shares of any of the other Oppenheimer funds.

         The investment advisory agreement permits the Manager to allocate brokerage for research services. The research services provided by a particular broker may be useful both to the Fund and to one or more of the other accounts advised by the Manager or its affiliates. Investment research may be supplied to the Manager by the broker or by a third party at the instance of a broker through which trades are placed.

         Investment research services include information and analysis on particular companies and industries as well as market or economic trends and portfolio strategy, market quotations for portfolio evaluations, analytical software and similar products and services. If a research service also assists the Manager in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid in commission dollars.

         Although the Manager currently does not do so, the Board of Trustees may permit the Manager to use stated commissions on secondary fixed-income agency trades to obtain research if the broker represents to the Manager that:
(i) the trade is not from or for the broker's own inventory, (ii) the trade was executed by the broker on an agency basis at the stated commission, and (iii)
the trade is not a riskless principal transaction. The Board of Trustees may also permit the Manager to use commissions on fixed-price offerings to obtain research, in the same manner as is permitted for agency transactions.

         The research services provided by brokers broaden the scope and supplement the research activities of the Manager. That research provides additional views and comparisons for consideration, and helps the Manager to obtain market information for the valuation of securities that are either held in the Fund's portfolio or are being considered for purchase. The Manager provides information to the Board about the commissions paid to brokers furnishing such services, together with the Manager's representation that the amount of such commissions was reasonably related to the value or benefit of such services.

         During the fiscal years ended April 30, 2006, 2007 and 2008, the Fund paid the total brokerage commissions indicated in the chart below. During the fiscal year ended April 30, 2008, the Fund paid $136,833in commissions to firms that provide brokerage and research services to the Fund with respect to
$83,055,846of aggregate portfolio transactions. All such transactions were on a
"best execution" basis, as described above. The provision of research services was not necessarily a factor in the placement of all such transactions.

------------------------------------------- ---------------------------------------------------------------
        Fiscal Year Ended April 30                 Total Brokerage Commissions Paid by the Fund(1)
------------------------------------------- ---------------------------------------------------------------
------------------------------------------- ---------------------------------------------------------------
                   2006                                                $137,593
------------------------------------------- ---------------------------------------------------------------
------------------------------------------- ---------------------------------------------------------------
                   2007                                                $196,769
------------------------------------------- ---------------------------------------------------------------
------------------------------------------- ---------------------------------------------------------------

                   2008                                                $286,886

------------------------------------------- ---------------------------------------------------------------
     1. Amounts do not include spreads or commissions on principal transactions on a net trade basis.

Distribution and Service Plans

The Distributor. Under its General Distributor's Agreement with the Trust, the
Distributor acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares. The Distributor bears the expenses normally attributable to sales, including advertising and the cost of printing and mailing prospectuses, other than those furnished to existing shareholders.
The Distributor is not obligated to sell a specific number of shares.

         The sales charges and concessions paid to, or retained by, the
Distributor from the sale of shares and the contingent deferred sales charges retained by the Distributor on the redemption of shares during the Fund's three most recent fiscal years are shown in the tables below.

--------------- ----------------------- -----------------------
 Fiscal Year     Aggregate Front-End      Class A Front-End
                                            Sales Charges
 Ended 4/30:       Sales Charges on          Retained by
                    Class A Shares          Distributor(1)
--------------- ----------------------- -----------------------
--------------- ----------------------- -----------------------
     2006              $585,266                $144,722
--------------- ----------------------- -----------------------
--------------- ----------------------- -----------------------
     2007              $728,849                $183,954
--------------- ----------------------- -----------------------
--------------- ----------------------- -----------------------

     2008              $424,422                $125,651

--------------- ----------------------- -----------------------
1. Includes amounts retained by a broker-dealer that is an affiliate or a parent of the Distributor.

--------------- ----------------------- ---------------------- ------------------------ ------------------------
 Fiscal Year     Concessions on Class   Concessions on Class   Concessions on Class C   Concessions on Class N
 Ended 4/30:     A Shares Advanced by   B Shares Advanced by     Shares Advanced by       Shares Advanced by
                    Distributor(1) Distributor(1) Distributor(1) Distributor(1)
--------------- ----------------------- ---------------------- ------------------------ ------------------------
--------------- ----------------------- ---------------------- ------------------------ ------------------------
     2006              $53,909                $131,023                 $86,741                    N/A
--------------- ----------------------- ---------------------- ------------------------ ------------------------
--------------- ----------------------- ---------------------- ------------------------ ------------------------
     2007              $146,389               $150,109                 $62,876                    N/A
--------------- ----------------------- ---------------------- ------------------------ ------------------------
--------------- ----------------------- ---------------------- ------------------------ ------------------------

     2008              $55,779                $101,489                 $38,636                   $123

--------------- ----------------------- ---------------------- ------------------------ ------------------------
1. The Distributor advances concession payments to dealers for certain sales of
Class A shares and for sales of Class B, Class C and Class N (if applicable)
shares from its own resources at the time of sale.

--------------- ----------------------- ----------------------- ------------------------- -----------------------
 Fiscal Year      Class A Contingent      Class B Contingent       Class C Contingent       Class N Contingent
                    Deferred Sales          Deferred Sales                                    Deferred Sales
                 Charges Retained by     Charges Retained by     Deferred Sales Charges    Charges Retained by
 Ended 4/30:         Distributor             Distributor        Retained by Distributor        Distributor
--------------- ----------------------- ----------------------- ------------------------- -----------------------
--------------- ----------------------- ----------------------- ------------------------- -----------------------
     2006                None                  $11,559                   $5,073                    N/A
--------------- ----------------------- ----------------------- ------------------------- -----------------------
--------------- ----------------------- ----------------------- ------------------------- -----------------------
     2007              $73,085                 $28,156                   $5,017                    N/A
--------------- ----------------------- ----------------------- ------------------------- -----------------------
--------------- ----------------------- ----------------------- ------------------------- -----------------------

     2008              $134,427                $37,395                   $4,936                    N/A

--------------- ----------------------- ----------------------- ------------------------- -----------------------

Distribution and Service Plans. The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B, Class C and Class N
shares under Rule 12b-1 of the Investment Company Act. Under those plans the
Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class. Each plan has been approved by a vote of the Board of
Trustees, including a majority of the Independent Trustees(1), cast in person at a meeting called for the purpose of voting on that plan.

         Under the Plans, the Manager and the Distributor may make payments to affiliates. In their sole discretion, they may also from time to time make substantial payments from their own resources, which include the profits the
Manager derives from the advisory fees it receives from the Fund, to compensate brokers, dealers, financial institutions and other intermediaries for providing distribution assistance and/or administrative services or that otherwise promote sales of the Fund's shares. These payments, some of which may be referred to as
"revenue sharing," may relate to the Fund's inclusion on a financial intermediary's preferred list of funds offered to its clients.

         Unless a plan is terminated as described below, the plan continues in effect from year to year but only if the Fund's Board of Trustees and its
Independent Trustees specifically vote annually to approve its continuance.
Approval must be by a vote cast in person at a meeting called for the purpose of voting on continuing the plan. A plan may be terminated at any time by the vote of a majority of the Independent Trustees or by the vote of the holders of a
"majority" (as defined in the Investment Company Act) of the outstanding shares of that class.

         The Board of Trustees and the Independent Trustees must approve all material amendments to a plan. An amendment to increase materially the amount of payments to be made under a plan must be approved by shareholders of the class affected by the amendment. Because Class B shares of the Fund automatically convert into Class A shares 72 months after purchase, the Fund must obtain the approval of both Class A and Class B shareholders for a proposed material amendment to the Class A plan that would materially increase payments under the plan. That approval must be by a majority of the shares of each class, voting separately by class.

         While the plans are in effect, the Treasurer of the Fund shall provide separate written reports on the plans to the Board of Trustees at least quarterly for its review. The reports shall detail the amount of all payments made under a plan and the purpose for which the payments were made. Those reports are subject to the review and approval of the Independent Trustees.

         Each plan states that while it is in effect, the selection and nomination of those Trustees of the Fund who are not "interested persons" of the
Fund is committed to the discretion of the Independent Trustees. This does not prevent the involvement of others in the selection and nomination process as long as the final decision as to selection or nomination is approved by a majority of the Independent Trustees.

         Under the plans for a class, no payment will be made to any recipient in any period in which the aggregate net asset value of all Fund shares of that class held by the recipient for itself and its customers does not exceed a minimum amount, if any, that may be set from time to time by a majority of the
Independent Trustees.

Class A Service Plan Fees. Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions (referred to as "recipients") for personal services and account maintenance services they provide for their customers who hold Class
A shares. The services include, among others, answering customer inquiries about the Fund, assisting in establishing and maintaining accounts in the Fund, making the Fund's investment plans available and providing other services at the request of the Fund or the Distributor. The Class A service plan permits reimbursements to the Distributor at a rate of up to 0.25% of average annual net assets of Class A shares. The Distributor makes payments to recipients periodically at an annual rate not to exceed 0.25% of the average annual Class A share net assets held in the accounts of the recipients or their customers.

         The Distributor does not receive or retain the service fee on Class A shares in accounts for which the Distributor has been listed as the broker-dealer of record. While the plan permits the Board to authorize payments to the Distributor to reimburse itself for services under the plan, the Board has not yet done so, except in the case of shares purchased prior to March 1,
2007 with respect to certain group retirement plans that were established prior to March 1, 2001 ("grandfathered retirement plans"). Prior to March 1, 2007, the
Distributor paid the 0.25% service fee for grandfathered retirement plans in advance for the first year and retained the first year's service fee paid by the
Fund with respect to those shares. After the shares were held for a year, the
Distributor paid the ongoing service fees to recipients on a periodic basis.
Such shares are subject to a contingent deferred sales charge if they are redeemed within 18 months. If Class A shares purchased in a grandfathered retirement plan prior to March 1, 2007 are redeemed within the first year after their purchase, the recipient of the service fees on those shares will be obligated to repay the Distributor a pro rata portion of the advance payment of those fees. For Class A shares purchased in grandfathered retirement plans on or after March 1, 2007, the Distributor does not make any payment in advance and does not retain the service fee for the first year. Such shares are not subject to the contingent deferred sales charge.

         For the fiscal year ended April 30, 2008 payments under the Class A plan totaled $305,257, of which $45 was retained by the Distributor under the arrangement described above, regarding grandfathered retirement accounts, and included $18,733 paid to an affiliate of the Distributor's parent company. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. The Distributor may not use payments received under the Class A plan to pay any of its interest expenses, carrying charges, or other financial costs, or allocation of overhead.

Class B, Class C and Class N Distribution and Service Plan Fees. Under each plan, distribution and service fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. Each plan provides for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid. The types of services that recipients provide are similar to the services provided under the Class A service plan, described above.

         Each plan permits the Distributor to retain both the asset-based sales charges and the service fees or to pay recipients the service fee on a periodic basis, without payment in advance. However, the Distributor currently intends to pay the service fee to recipients in advance for the first year after Class B,
Class C and Class N shares are purchased. After the first year Class B, Class C or Class N shares are outstanding, after their purchase, the Distributor makes service fee payments periodically on those shares. The advance payment is based on the net asset value of shares sold. Shares purchased by exchange do not qualify for the advance service fee payment. If Class B, Class C or Class N shares are redeemed during the first year after their purchase, the recipient of the service fees on those shares will be obligated to repay the Distributor a pro rata portion of the advance payment of the service fee made on those shares.
Class B, Class C or Class N shares may not be purchased by a new investor directly from the Distributor without the investor designating another registered broker-dealer. If a current investor no longer has another broker-dealer of record for an existing account, the Distributor is automatically designated as the broker-dealer of record, but solely for the purpose of acting as the investor's agent to purchase the shares. In those cases, the Distributor retains the asset-based sales charge paid on Class B,
Class C and Class N shares, but does not retain any service fees as to the assets represented by that account.

         The asset-based sales charge and service fees increase Class B and
Class C expenses by 1.00% and the asset-based sales charge and service fees increase Class N expenses by 0.50% of the net assets per year of the respective classes.

         The Distributor retains the asset-based sales charge on Class B and
Class N shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. It pays the asset-based sales charge as an ongoing concession to the recipient on Class C shares outstanding for a year or more. If a dealer has a special agreement with the
Distributor, the Distributor will pay the Class B, Class C or Class N service fee and the asset-based sales charge to the dealer periodically in lieu of paying the sales concession and service fee in advance at the time of purchase.

         The asset-based sales charge on Class B, Class C and Class N shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares. The Fund pays the asset-based sales charge to the Distributor for its services rendered in distributing Class B, Class C and Class N shares. The payments are made to the
Distributor in recognition that the Distributor: o pays sales concessions to authorized brokers and dealers at the time of sale and pays service fees as described above,
o             may finance payment of sales concessions and/or the advance of the service fee payment to recipients under the plans, or may provide such financing from its own resources or from the resources of an affiliate,
o             employs personnel to support distribution of Class B, Class C and
              Class N shares,
o             bears the costs of sales literature, advertising and prospectuses
              (other than those furnished to current shareholders) and state
              "blue sky" registration fees and certain other distribution expenses,
o             may not be able to adequately compensate dealers that sell Class
              B, Class C and Class N shares without receiving payment under the plans and therefore may not be able to offer such Classes for sale absent the plans,
o             receives payments under the plans consistent with the service fees and asset-based sales charges paid by other non-proprietary funds that charge 12b-1 fees,
o             may use the payments under the plan to include the Fund in various third-party distribution programs that may increase sales of Fund shares,
o             may experience increased difficulty selling the Fund's shares if payments under the plan are discontinued because most competitor funds have plans that pay dealers for rendering distribution services as much or more than the amounts currently being paid by the Fund, and
o             may not be able to continue providing, at the same or at a lesser cost, the same quality distribution sales efforts and services, or to obtain such services from brokers and dealers, if the plan payments were to be discontinued.

         The Distributor's actual expenses in selling Class B, Class C and Class
N shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and from the Fund under the plans. If either the Class B, Class C or Class N plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated.

---------------------------------------------------------------------------------------------------------------------

              Distribution and Service Fees Paid to the Distributor for the Fiscal Year Ended 4/30/08

---------------------------------------------------------------------------------------------------------------------
-------------------- ----------------------- ------------------------ ----------------------- -----------------------
      Class:          Total Payments Under     Amount Retained by         Distributor's           Distributor's
                                                                            Aggregate         Unreimbursed Expenses
                                                                      Unreimbursed Expenses   as % of Net Assets of
                              Plan                 Distributor              Under Plan                Class
-------------------- ----------------------- ------------------------ ----------------------- -----------------------
-------------------- ----------------------- ------------------------ ----------------------- -----------------------

Class B Plan              $215,919(1)               $174,538                 $305,203                 1.90%

-------------------- ----------------------- ------------------------ ----------------------- -----------------------
-------------------- ----------------------- ------------------------ ----------------------- -----------------------

Class C Plan              $386,249(2)                $82,161                 $246,134                 0.83%

-------------------- ----------------------- ------------------------ ----------------------- -----------------------
-------------------- ----------------------- ------------------------ ----------------------- -----------------------

Class N Plan                  $29                      $17                     $161                   0.33%

-------------------- ----------------------- ------------------------ ----------------------- -----------------------

1. Includes $4,026paid to an affiliate of the Distributor's parent company.
2. Includes $6,733paid to an affiliate of the Distributor's parent company.

         All payments under the plans are subject to the limitations imposed by the Conduct Rules of FINRA on payments of asset-based sales charges and service fees.

Payments to Fund Intermediaries

         Financial intermediaries may receive various forms of compensation or reimbursement from the Fund in the form of 12b-1 plan payments as described in the preceding section of this SAI. They may also receive payments or concessions from the Distributor, derived from sales charges paid by the clients of the financial intermediary, also as described in this SAI. Additionally, the Manager and/or the Distributor (including their affiliates) may make payments to financial intermediaries in connection with their offering and selling shares of the Fund and other Oppenheimer funds, providing marketing or promotional support, transaction processing and/or administrative services. Among the financial intermediaries that may receive these payments are brokers and dealers who sell and/or hold shares of the Fund, banks (including bank trust departments), registered investment advisers, insurance companies, retirement plan and qualified tuition program administrators, third party administrators, and other institutions that have selling, servicing or similar arrangements with the Manager or Distributor. The payments to intermediaries vary by the types of product sold, the features of the Fund share class and the role played by the intermediary.

         Possible types of payments to financial intermediaries include, without limitation, those discussed below.

o Payments made by the Fund, or by an investor buying or selling shares of the
Fund may include:

o                   depending on the share class that the investor selects,
                    contingent deferred sales charges or initial front-end sales charges, all or a portion of which front-end sales charges are payable by the Distributor to financial intermediaries
                    (see "About Your Account" in the Prospectus);
o                   ongoing asset-based payments attributable to the share class selected, including fees payable under the Fund's
                    distribution and/or service plans adopted under Rule 12b-1 under the Investment Company Act, which are paid from the
                    Fund's assets and allocated to the class of shares to which the plan relates (see "About the Fund -- Distribution and
                    Service Plans" above);
o                   shareholder servicing payments for providing omnibus
                    accounting, recordkeeping, networking, sub-transfer agency or other administrative or shareholder services, including retirement plan and 529 plan administrative services fees, which are paid from the assets of a Fund as reimbursement to the Manager or Distributor for expenses they incur on behalf of the Fund.

o                   Payments made by the Manager or Distributor out of their
                    respective resources and assets, which may include profits the Manager derives from investment advisory fees paid by the
                    Fund. These payments are made at the discretion of the Manager and/or the Distributor. These payments, often referred to as
                    "revenue sharing" payments, may be in addition to the payments by the Fund listed above.

o                   These types of payments may reflect compensation for
                    marketing support, support provided in offering the Fund or other Oppenheimer funds through certain trading platforms
                    and programs, transaction processing or other services;
o                   The Manager and Distributor each may also pay other
                    compensation to the extent the payment is not prohibited by law or by any self-regulatory agency, such as FINRA.
                    Payments are made based on the guidelines established by the
                    Manager and Distributor, subject to applicable law.

         These payments may provide an incentive to financial intermediaries to actively market or promote the sale of shares of the Fund or other Oppenheimer funds, or to support the marketing or promotional efforts of the Distributor in offering shares of the Fund or other Oppenheimer funds. In addition, some types of payments may provide a financial intermediary with an incentive to recommend the Fund or a particular share class. Financial intermediaries may earn profits on these payments, since the amount of the payment may exceed the cost of providing the service. Certain of these payments are subject to limitations under applicable law. Financial intermediaries may categorize and disclose these arrangements to their clients and to members of the public in a manner different from the disclosures in the Fund's Prospectus and this SAI. You should ask your financial intermediary for information about any payments it receives from the
Fund, the Manager or the Distributor and any services it provides, as well as the fees and commissions it charges.

         Although brokers or dealers that sell Fund shares may also act as a broker or dealer in connection with the execution of the purchase or sale of portfolio securities by the Fund or other Oppenheimer funds, a financial intermediary's sales of shares of the Fund or such other Oppenheimer funds is not a consideration for the Manager when choosing brokers or dealers to effect portfolio transactions for the Fund or such other Oppenheimer funds.

         Revenue sharing payments can pay for distribution-related or asset retention items including, without limitation,

o            transactional support, one-time charges for setting up access for the Fund or other Oppenheimer funds on particular trading systems, and paying the intermediary's networking fees;
o            program support, such as expenses related to including the
             Oppenheimer funds in retirement plans, college savings plans, fee-based advisory or wrap fee programs, fund "supermarkets", bank or trust company products or insurance companies' variable annuity or variable life insurance products;
o            placement on the dealer's list of offered funds and providing representatives of the Distributor with access to a financial intermediary's sales meetings, sales representatives and management representatives.

         Additionally, the Manager or Distributor may make payments for firm support, such as business planning assistance, advertising, and educating a financial intermediary's sales personnel about the Oppenheimer funds and shareholder financial planning needs.

         For the year ended December 31, 2007, the following financial intermediaries that are broker-dealers offering shares of the Oppenheimer funds, and/or their respective affiliates, received revenue sharing or similar distribution-related payments from the Manager or Distributor for marketing or program support:

----------------------------------------------------------- --------------------------------------------------------

1st Global Capital Company                                  Legend Equities Corporation

----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------

Advantage Capital Corporation                               Lincoln Benefit National Life

----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------

Aegon USA                                                   Lincoln Financial Advisors Corporation

----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------

Aetna Life Insurance & Annuity Company                      Lincoln Investment Planning, Inc.

----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------

AG Edwards & Sons, Inc.                                     Linsco Private Ledger Financial

----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------

AIG Financial Advisors                                      Massachusetts Mutual Life Insurance Company

----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------

AIG Life Variable Annuity                                   McDonald Investments, Inc.

----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------

Allianz Life Insurance Company                              Merrill Lynch Pierce Fenner & Smith, Inc.

----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------

Allmerica Financial Life Insurance & Annuity Company        Merrill Lynch Insurance Group

----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------

Allstate Life Insurance Company                             MetLife Investors Insurance Company

----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------

American Enterprise Life Insurance                          MetLife Securities, Inc.

----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------

American General Annuity Insurance                          Minnesota Life Insurance Company

----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------

American Portfolios Financial Services, Inc.                MML Investor Services, Inc.

----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------

Ameriprise Financial Services, Inc.                         Mony Life Insurance Company

----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------

Ameritas Life Insurance Company                             Morgan Stanley & Company, Inc.

----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------

Annuity Investors Life Insurance Company                    Multi-Financial Securities Corporation

----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------

Associated Securities Corporation                           Mutual Service Corporation

----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------

AXA Advisors LLC                                            NFP Securities, Inc.

----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------

AXA Equitable Life Insurance Company                        Nathan & Lewis Securities, Inc.

----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------

Banc One Securities Corporation                             National Planning Corporation

----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------

Cadaret Grant & Company, Inc.                               Nationwide Financial Services, Inc.

----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------

CCO Investment Services Corporation                         New England Securities Corporation

----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------

Charles Schwab & Company, Inc.                              New York Life Insurance & Annuity Company

----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------

Chase Investment Services Corporation                       Oppenheimer & Company

----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------

Citicorp Investment Services, Inc.                          PFS Investments, Inc.

----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------

Citigroup Global Markets Inc.                               Park Avenue Securities LLC

----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------

CitiStreet Advisors LLC                                     Phoenix Life Insurance Company

----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------

Citizen's Bank of Rhode Island                              Plan Member Securities

----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------

Columbus Life Insurance Company                             Prime Capital Services, Inc.

----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------

Commonwealth Financial Network                              Primevest Financial Services, Inc.

----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------

Compass Group Investment Advisors                           Protective Life Insurance Company

----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------

CUNA Brokerage Services, Inc.                               Prudential Investment Management Services LLC

----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------

CUSO Financial Services, LLP                                Raymond James & Associates, Inc.

----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------

E*TRADE Clearing LLC                                        Raymond James Financial Services, Inc.

----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------

Edward  Jones                                               RBC Dain Rauscher Inc.

----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------

Essex National Securities, Inc.                             Royal Alliance Associates, Inc.

----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------

Federal Kemper Life Assurance Company                       Securities America, Inc.

----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------

Financial Network                                           Security Benefit Life Insurance Company

----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------

Financial Services Corporation                              Security First-Metlife Investors Insurance Company

----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------

GE Financial Assurance                                      SII Investments, Inc.

----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------

GE Life & Annuity                                           Signator Investors, Inc.

----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------

Genworth Financial, Inc.                                    Sorrento Pacific Financial LLC

----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------

GlenBrook Life & Annuity Company                            Sun Life Assurance Company of Canada

----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------

Great West Life & Annuity Company                           Sun Life Insurance & Annuity Company of New York

----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------

GWFS Equities, Inc.                                         Sun Life Annuity Company Ltd.

----------------------------------------------------------- --------------------------------------------------------

Hartford Life Insurance Company                             SunTrust Bank
HD Vest Investment Services, Inc.                           SunTrust Securities, Inc.
Hewitt Associates LLC                                       Thrivent Financial Services, Inc.
IFMG Securities, Inc.                                       Towers Square Securities, Inc.
ING Financial Advisers LLC                                  Travelers Life & Annuity Company
ING Financial Partners, Inc.                                UBS Financial Services, Inc.
Invest Financial Corporation                                Union Central Life Insurance Company
Investment Centers of America, Inc.                         United Planners Financial Services of America
Jefferson Pilot Life Insurance Company                      Wachovia Securities, Inc.
Jefferson Pilot Securities Corporation                      Walnut Street Securities, Inc.
John Hancock Life Insurance Company                         Waterstone Financial Group
JP Morgan Securities, Inc.                                  Wells Fargo Investments
Kemper Investors Life Insurance Company                     Wescom Financial Services

         For the year ended December 31, 2007, the following firms, which in some cases are broker-dealers, received payments from the Manager or Distributor for administrative or other services provided (other than revenue sharing arrangements), as described above:

1st Global Capital Co.                                        Lincoln Investment Planning, Inc.
AG Edwards                                                    Lincoln National Life Insurance Co.
ACS HR Solutions                                              Linsco Private Ledger Financial
ADP                                                           Massachusetts Mutual Life Insurance Company
AETNA Life Ins & Annuity Co.                                  Matrix Settlement & Clearance Services
Alliance Benefit Group                                        McDonald Investments, Inc.
American Enterprise Investments                               Mercer HR Services
American Express Retirement Service                           Merrill Lynch
American United Life Insurance Co.                            Mesirow Financial, Inc.
Ameriprise Financial Services, Inc.                           MetLife
Ameritrade, Inc.                                              MFS Investment Management
AMG (Administrative Management Group)                         Mid Atlantic Capital Co.
AST (American Stock & Transfer)                               Milliman USA
AXA Advisors                                                  Morgan Keegan & Co, Inc.
Bear Stearns Securities Co.                                   Morgan Stanley Dean Witter
Benefit Administration Company, LLC                           Mutual of Omaha Life Insurance Co.
Benefit Administration, Inc.                                  Nathan & Lewis Securities, Inc.
Benefit Consultants Group                                     National City Bank
Benefit Plans Administration                                  National Deferred Comp
Benetech, Inc.                                                National Financial
Bisys                                                         National Investor Services Co.
Boston Financial Data Services                                Nationwide Life Insurance Company
Charles Schwab & Co, Inc.                                     Newport Retirement Services, Inc.
Citigroup Global Markets Inc.                                 Northwest Plan Services, Inc.
CitiStreet                                                    NY Life Benefits
City National Bank                                            Oppenheimer & Co, Inc.
Clark Consulting                                              Peoples Securities, Inc.
CPI Qualified Plan Consultants, Inc.                          Pershing LLC
DA Davidson & Co.                                             PFPC
DailyAccess Corporation                                       Piper Jaffray & Co.
Davenport & Co, LLC                                           Plan Administrators, Inc.
David Lerner Associates, Inc.                                 Plan Member Securities
Digital Retirement Solutions, Inc.                            Primevest Financial Services, Inc.
DR, Inc.                                                      Principal Life Insurance Co.
Dyatech, LLC                                                  Prudential Investment Management Services LLC
E*Trade Clearing LLC                                          PSMI Group, Inc.
Edward D Jones & Co.                                          Quads Trust Company
Equitable Life / AXA                                          Raymond James & Associates, Inc.
ERISA Administrative Svcs, Inc.                               Reliance Trust Co.
ExpertPlan, Inc.                                              Reliastar Life Insurance Company
FASCore LLC                                                   Robert W Baird & Co.
Ferris Baker Watts, Inc.                                      RSM McGladrey
Fidelity                                                      Scott & Stringfellow, Inc.
First Clearing LLC                                            Scottrade, Inc.
First Southwest Co.                                           Southwest Securities, Inc.
First Trust - Datalynx                                        Standard Insurance Co
First Trust Corp                                              Stanley, Hunt, Dupree & Rhine
Franklin Templeton                                            Stanton Group, Inc.
Geller Group                                                  Sterne Agee & Leach, Inc.
Great West Life                                               Stifel Nicolaus & Co, Inc.
H&R Block Financial Advisors, Inc.                            Sun Trust Securities, Inc.
Hartford Life Insurance Co.                                   Symetra Financial Corp.
HD Vest Investment Services                                   T. Rowe Price
Hewitt Associates LLC                                         The 401k Company
HSBC Brokerage USA, Inc.                                      The Princeton Retirement Group Inc.
ICMA - RC Services                                            The Retirement Plan Company, LLC
Independent Plan Coordinators                                 TruSource Union Bank of CA
Ingham Group                                                  UBS Financial Services, Inc.
Interactive Retirement Systems                                Unified Fund Services (UFS)
Invesmart (Standard Retirement Services, Inc.)                US Clearing Co.
Janney Montgomery Scott, Inc.                                 USAA Investment Management Co.
JJB Hillard W L Lyons, Inc.                                   USI Consulting Group
John Hancock                                                  VALIC Retirement Services
JP Morgan                                                     Vanguard Group
July Business Services                                        Wachovia
Kaufman & Goble                                               Web401K.com
Legend Equities Co.                                           Wedbush Morgan Securities
Legg Mason Wood Walker                                        Wells Fargo Bank
Lehman Brothers, Inc.                                         Wilmington Trust
Liberty Funds Distributor, Inc./Columbia Management

Performance of the Fund

Explanation of Performance Terminology. The Fund uses a variety of terms to illustrate its investment  performance.  Those terms include  "cumulative  total return,"  "average  annual total  return,"  "average  annual total return at net asset value" and "total return at net asset value." An  explanation of how total returns are  calculated  is set forth  below.  The charts  below show the Fund's performance as of the Fund's most recent fiscal year end. You can obtain current performance  information by calling the Funds Transfer Agent at  1.800.225.5677
or    by    visiting     the     OppenheimerFunds     Internet     website    at
www.oppenheimerfunds.com.

     The Fund's  illustrations  of its performance data in  advertisements  must comply with rules of the SEC. Those rules describe the types of performance data that may be used and how it is to be calculated.  In general,  any advertisement by the Fund of its  performance  data must  include  the  average  annual  total returns for the advertised class of shares of the Fund.

     Use of standardized performance calculations enables an investor to compare the Fund's  performance to the  performance of other funds for the same periods.
However,  a number of  factors  should be  considered  before  using the  Fund's performance information as a basis for comparison with other investments:

o Total returns  measure the  performance of a hypothetical  account in the
Fund over various periods and do not show the performance of each shareholder's account. Your account's performance will vary from the model performance data if your  dividends  are  received  in cash,  or you buy or sell  shares  during the period,  or you bought your shares at a different time and price than the shares used in the model.
o The Fund's performance returns may not reflect the effect of taxes on dividends and capital gains distributions.
o An investment in the Fund is not insured by the FDIC or any other government agency.
o The principal value of the Fund's shares, and total returns are not guaranteed and normally will fluctuate on a daily basis.
o When an investor's shares are redeemed, they may be worth more or less than their original cost.
o Total returns for any given past period represent historical performance information and are not, and should not be considered, a prediction of future returns.

     The  performance of each class of shares is shown  separately,  because the performance  of each class of shares will usually be different.  That is because of the different  kinds of expenses each class bears.  The total returns of each class of shares of the Fund are  affected by market  conditions,  the quality of the  Fund's  investments,  the  maturity  of  those  investments,  the  types of investments the Fund holds, and its operating expenses that are allocated to the particular class.

Total Return  Information.  There are different types of "total returns" to measure  the  Fund's  performance.  Total  return  is the  change  in value of a hypothetical  investment  in the Fund  over a given  period,  assuming  that all dividends and capital gains  distributions  are reinvested in additional  shares and that  the  investment  is  redeemed  at the end of the  period.  Because  of differences  in expenses  for each class of shares,  the total  returns for each class are separately  measured.  The cumulative total return measures the change in value over the entire  period (for  example,  ten years).  An average  annual total  return  shows the  average  rate of return for each year in a period that would  produce the  cumulative  total  return over the entire  period.  However, average annual total returns do not show actual  year-by-year  performance.  The
Fund uses  standardized  calculations for its total returns as prescribed by the
SEC. The methodology is discussed below.

     In calculating total returns for Class A shares,  the current maximum sales charge of 5.75% (as a  percentage  of the offering  price) is deducted  from the initial  investment ("P" in the  formula  below)  (unless  the  return is shown without sales charge,  as described below).  For Class B shares,  payment of the applicable contingent deferred sales charge is applied,  depending on the period for which the return is shown:  5.0% in the first year, 4.0% in the second year,
3.0% in the third and fourth  years,  2.0% in the fifth year,  1.0% in the sixth year and none thereafter. For Class C shares, the 1.0% contingent deferred sales charge is deducted for returns for the one-year period.  For Class N shares, the
1.0%  contingent  deferred sales charge is deducted for returns for the one-year and life-of-class  periods,  as applicable.  There is no sales charge on Class Y shares.

o Average  Annual Total Return.  The "average  annual total return" of each class  is an  average  annual  compounded  rate of  return  for  each  year in a specified number of years. It is the rate of return based on the change in value of a hypothetical  initial  investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an Ending Redeemable Value
("ERV" in the formula) of that investment, according to the following formula:

ERV   l/n      - 1     = Average Annual Total Return
  P

o Average Annual Total Return (After Taxes on Distributions).  The "average annual total  return  (after  taxes on  distributions)" of Class A shares is an average annual  compounded rate of return for each year in a specified number of years,  adjusted  to show the  effect of  federal  taxes  (calculated  using the
highest  individual   marginal  federal  income  tax  rates  in  effect  on  any reinvestment  date) on any  distributions  made by the Fund during the specified period.  It is the rate of return based on the change in value of a hypothetical initial  investment  of $1,000 ("P" in the  formula  below) held for a number of years ("n" in the formula) to achieve an ending value ("ATVD" in the formula) of that  investment,  after  taking  into  account  the  effect  of  taxes  on Fund distributions,  but not on the  redemption  of  Fund  shares,  according  to the following formula:

ATVD  l/n    - 1   = Average Annual Total Return (After Taxes on Distributions)
  P

o  Average   Annual  Total  Return  (After  Taxes  on   Distributions   and
Redemptions). The "average annual total return (after taxes on distributions and redemptions)" of Class A shares is an average annual  compounded rate of return for each year in a  specified  number of years,  adjusted  to show the effect of federal taxes (calculated using the highest  individual  marginal federal income tax rates in effect on any reinvestment  date) on any distributions  made by the
Fund  during the  specified  period and the  effect of  capital  gains  taxes or capital loss tax benefits (each calculated using the highest federal  individual capital  gains tax rate in effect on the  redemption  date)  resulting  from the redemption  of the  shares  at the end of the  period.  It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P"
in the formula below) held for a number of years ("n" in the formula) to achieve an ending value ("ATVDR" in the formula) of that  investment,  after taking into account the effect of taxes on Fund  distributions and on the redemption of Fund shares, according to the following formula:

ATVDR  l/n  - 1    = Average Annual Total Return (After Taxes on Distributions and Redemptions)
  P

o Cumulative  Total  Return.  The  "cumulative  total  return"  calculation measures  the change in value of a  hypothetical  investment  of $1,000  over an entire period of years. Its calculation uses some of the same factors as average annual  total  return,  but it does not  average the rate of return on an annual basis. Cumulative total return is determined as follows:

    ERV - P        = Total Return
----------------
       P

o Total  Returns  at Net Asset  Value.  From time to time the Fund may also quote a  cumulative  or an average  annual  total  return  "at net asset  value"
(without  deducting  sales  charges)  for Class A,  Class B,  Class C or Class N shares.  There  is no  sales  charge  on  Class Y  shares.  Each is based on the difference  in net asset  value per  share at the  beginning  and the end of the
period  for  a  hypothetical   investment  in  that  class  of  shares  (without
considering  front-end  or  contingent  deferred  sales  charges) and takes into consideration the reinvestment of dividends and capital gains distributions.

--------------------------------------------------------------------------------------------------------------------

             The Fund's Total Returns for the Periods Ended 4/30/08

--------------------------------------------------------------------------------------------------------------------
--------------- -------------------------------- -------------------------------------------------------------------
Class of           Cumulative Total Returns                         Average Annual Total Returns
                (10 Years or life-of-class, if
Shares                       less)
--------------- -------------------------------- -------------------------------------------------------------------
--------------- -------------------------------- --------------------------------- ---------------------------------
                                                              1-Year                           5-Years

                                                    (or life of class if less)        (or life of class if less)

--------------- -------------------------------- --------------------------------- ---------------------------------
--------------- --------------- ---------------- ---------------- ---------------- ---------------- ----------------
                 After Sales     Without Sales     After Sales     Without Sales     After Sales     Without Sales
                    Charge          Charge           Charge           Charge           Charge           Charge
--------------- --------------- ---------------- ---------------- ---------------- ---------------- ----------------
--------------- --------------- ---------------- ---------------- ---------------- ---------------- ----------------

Class A(1)          86.89%          98.30%           -19.70%          -14.80%          14.08%           15.51%

--------------- --------------- ---------------- ---------------- ---------------- ---------------- ----------------
--------------- --------------- ---------------- ---------------- ---------------- ---------------- ----------------

Class B(2)          43.41%          46.41%           -19.63%          -15.56%           9.47%           10.04%

--------------- --------------- ---------------- ---------------- ---------------- ---------------- ----------------
--------------- --------------- ---------------- ---------------- ---------------- ---------------- ----------------

Class C(3)          46.90%          46.90%           -16.29%          -15.47%          10.14%           10.14%

--------------- --------------- ---------------- ---------------- ---------------- ---------------- ----------------
--------------- --------------- ---------------- ---------------- ---------------- ---------------- ----------------

Class N(4)         -12.50%          -11.20%            N/A              N/A              N/A              N/A

--------------- --------------- ---------------- ---------------- ---------------- ---------------- ----------------
--------------- --------------- ---------------- ---------------- ---------------- ---------------- ----------------

Class Y(5)          20.54%          20.54%           -14.57%          -14.57%           7.47%            7.47%

--------------- --------------- ---------------- ---------------- ---------------- ---------------- ----------------

1. Inception of Class A: 8/01/03
2. Inception of Class B: 5/06/04
3. Inception of Class C: 5/06/04
4. Inception of Class N: 11/16/07
5. Inception of Class Y: 9/27/05

--------------------------------------------------------------------------------------

        Average Annual Total Returns for Class A1 Shares (After Sales Charge)
                            For the Periods Ended 4/30/08

--------------------------------------------------------------------------------------
---------------------------------------- -------------------- ------------------------
                                               1-Year                 5-Years
                                                               (or life of class if
                                                                       less)
---------------------------------------- -------------------- ------------------------
---------------------------------------- -------------------- ------------------------

After Taxes on Distributions                   -20.53%                12.79%

---------------------------------------- -------------------- ------------------------
---------------------------------------- -------------------- ------------------------

After Taxes on Distributions and               -12.21%                11.68%

Redemption of Fund Shares
---------------------------------------- -------------------- ------------------------
1. Inception of Class A: 8/01/03

Other Performance Comparisons. The Fund compares its performance annually to that of an appropriate broadly-based market index in its Annual Report to shareholders. You can obtain that information by contacting the Transfer Agent at the addresses or telephone numbers shown on the cover of this SAI. The Fund may also compare its performance to that of other investments, including other mutual funds, or use rankings of its performance by independent ranking entities. Examples of these performance comparisons are set forth below.

Lipper Rankings.  From time to time the Fund may publish the ranking of the performance  of its classes of shares by Lipper,  Inc.  ("Lipper").  Lipper is a widely-recognized  independent mutual fund monitoring  service.  Lipper monitors the performance of regulated investment companies, including the Fund, and ranks their performance for various periods in categories based on investment  styles.
The Lipper  performance  rankings  are based on total  returns  that include the reinvestment of capital gain  distributions and income dividends but do not take sales charges or taxes into  consideration.  Lipper also publishes  "peer-group"
indices of the  performance  of all mutual funds in a category  that it monitors and averages of the performance of the funds in particular categories.

Morningstar Ratings. From time to time the Fund may publish the star rating
of  the   performance   of  its   classes   of  shares  by   Morningstar,   Inc.
("Morningstar"),  an independent  mutual fund  monitoring  service.  Morningstar rates mutual funds in their specialized  market sector. The Fund is rated in the foreign large value category.

         Morningstar proprietary star ratings reflect historical risk-adjusted total investment return. For each fund with at least a three-year history,
Morningstar calculates a Morningstar Rating(TM) based on a Morningstar
Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive 5 stars, the next
22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) The Overall Morningstar
Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-and ten-year (if applicable) Morningstar Rating metrics.

Performance  Rankings and  Comparisons by Other Entities and  Publications.
From  time  to time  the  Fund  may  include  in its  advertisements  and  sales literature performance  information about the Fund cited in newspapers and other periodicals  such as The New York Times, The Wall Street Journal,  Barron's,  or
similar publications.  That information may include performance  quotations from other sources,  including Lipper and Morningstar.  The performance of the Fund's classes of shares may be compared in  publications to the performance of various market indices or other investments, and averages, performance rankings or other benchmarks prepared by recognized mutual fund statistical services.

         Investors may also wish to compare the returns on the Fund's share classes to the return on fixed-income investments available from banks and thrift institutions. Those include certificates of deposit, ordinary interest-paying checking and savings accounts, and other forms of fixed or variable time deposits, and various other instruments such as Treasury bills.
However, the Fund's returns and share price are not guaranteed or insured by the
FDIC or any other agency and will fluctuate daily, while bank depository obligations may be insured by the FDIC and may provide fixed rates of return.
Repayment of principal and payment of interest on Treasury securities is backed by the full faith and credit of the U.S. government.

         From time to time, the Fund may publish rankings or ratings of the
Manager or Transfer Agent, and of the investor services provided by them to shareholders of the Oppenheimer funds, other than performance rankings of the
Oppenheimer funds themselves. Those ratings or rankings of shareholder and investor services by third parties may include comparisons of their services to those provided by other mutual fund families selected by the rating or ranking services. They may be based upon the opinions of the rating or ranking service itself, using its research or judgment, or based upon surveys of investors, brokers, shareholders or others.

         From time to time the Fund may include in its advertisements and sales literature the total return performance of a hypothetical investment account that includes shares of the Fund and other Oppenheimer funds. The combined account may be part of an illustration of an asset allocation model or similar presentation. The account performance may combine total return performance of the Fund and the total return performance of other Oppenheimer funds included in the account. Additionally, from time to time, the Fund's advertisements and sales literature may include, for illustrative or comparative purposes, statistical data or other information about general or specific market and economic conditions. That may include, for example,
o information about the performance of certain securities or commodities markets or segments of those markets,
o information about the performance of the economies of particular countries or regions,
o the earnings of companies included in segments of particular industries, sectors, securities markets, countries or regions,
o the availability of different types of securities or offerings of securities,
o information relating to the gross national or gross domestic product of the
United States or other countries or regions,
o comparisons of various market sectors or indices to demonstrate performance, risk, or other characteristics of the Fund.

ABOUT YOUR ACCOUNT

How to Buy Shares

Additional information is presented below about the methods that can be used to buy shares of the Fund. Appendix B contains more information about the special sales charge arrangements offered by the Fund, and the circumstances in which sales charges may be reduced or waived for certain classes of investors.

When you purchase shares of the Fund, your ownership interest in the shares of the Fund will be recorded as a book entry on the records of the Fund. The Fund will not issue or re-register physical share certificates.

AccountLink. When shares are purchased through AccountLink, each purchase must be at least $50 and shareholders must invest at least $500 before an Asset
Builder Plan (described below) can be established on a new account. Accounts established prior to November 1, 2002 will remain at $25 for additional purchases. Shares will be purchased on the regular business day the Distributor is instructed to initiate the Automated Clearing House ("ACH") transfer to buy the shares. Dividends will begin to accrue on shares purchased with the proceeds of ACH transfers on the business day the Fund receives Federal Funds for the purchase through the ACH system before the close of the New York Stock Exchange
(the "NYSE"). The NYSE normally closes at 4:00 p.m., but may close earlier on certain days. If Federal Funds are received on a business day after the close of the NYSE, the shares will be purchased and dividends will begin to accrue on the next regular business day. The proceeds of ACH transfers are normally received by the Fund three days after the transfers are initiated. If the proceeds of the
ACH transfer are not received on a timely basis, the Distributor reserves the right to cancel the purchase order. The Distributor and the Fund are not responsible for any delays in purchasing shares resulting from delays in ACH transmissions.

Reduced Sales Charges. As discussed in the Prospectus, a reduced sales charge rate may be obtained for Class A shares under Right of Accumulation and Letters of Intent because of the economies of sales efforts and reduction in expenses realized by the Distributor, dealers and brokers making such sales. No sales charge is imposed in certain other circumstances described in Appendix B to this
SAI because the Distributor or dealer or broker incurs little or no selling expenses.

The Oppenheimer Funds. The Oppenheimer funds are those mutual funds for which the Distributor acts as the distributor and currently include the following:

Oppenheimer AMT-Free Municipals                               Oppenheimer New Jersey Municipal Fund
Oppenheimer AMT-Free New York Municipals                      Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Balanced Fund                                     Oppenheimer Portfolio Series:
Oppenheimer Baring China Fund                                     Active Allocation Fund
Oppenheimer Baring Japan Fund                                     Equity Investor Fund
Oppenheimer Baring SMA International Fund                         Conservative Investor Fund
Oppenheimer Core Bond Fund                                        Moderate Investor Fund
Oppenheimer California Municipal Fund                         Oppenheimer Portfolio Series Fixed Income Active
                                                              Allocation Fund

Oppenheimer Capital Appreciation Fund                         Oppenheimer Principal Protected Main Street Fund
Oppenheimer Capital Income Fund                               Oppenheimer Principal Protected Main Street Fund II
Oppenheimer Champion Income Fund                              Oppenheimer Principal Protected Main Street Fund III
Oppenheimer Commodity Strategy Total Return Fund              Oppenheimer Quest Balanced Fund
Oppenheimer Convertible Securities Fund                       Oppenheimer Quest International Value Fund, Inc.
Oppenheimer Developing Markets Fund                           Oppenheimer Quest Opportunity Value Fund
Oppenheimer Discovery Fund                                    Oppenheimer Real Estate Fund
Oppenheimer Dividend Growth Fund                              Oppenheimer Rising Dividends Fund, Inc.
Oppenheimer Emerging Growth Fund                              Oppenheimer Rochester Arizona Municipal Fund
Oppenheimer Equity Fund, Inc.                                 Oppenheimer Rochester Maryland Municipal Fund
Oppenheimer Equity Income Fund, Inc.                          Oppenheimer Rochester Massachusetts Municipal Fund
Oppenheimer Global Fund                                       Oppenheimer Rochester Michigan Municipal Fund
Oppenheimer Global Opportunities Fund                         Oppenheimer Rochester Minnesota Municipal Fund
Oppenheimer Global Value Fund                                 Oppenheimer Rochester National Municipals
Oppenheimer Gold & Special Minerals Fund                      Oppenheimer Rochester North Carolina Municipal Fund
Oppenheimer International Bond Fund                           Oppenheimer Rochester Ohio Municipal Fund
Oppenheimer International Diversified Fund                    Oppenheimer Rochester Virginia Municipal Fund
Oppenheimer International Growth Fund                         Oppenheimer Select Value Fund
Oppenheimer International Small Company Fund                  Oppenheimer Senior Floating Rate Fund
Oppenheimer International Value Fund                          Oppenheimer Small- & Mid- Cap Value Fund
Oppenheimer Limited Term California Municipal Fund            Oppenheimer SMA Core Bond Fund
Oppenheimer Limited-Term Government Fund                      Oppenheimer SMA International Bond Fund
Oppenheimer Limited Term Municipal Fund                       Oppenheimer Strategic Income Fund
Oppenheimer Main Street Fund                                  Oppenheimer U.S. Government Trust
Oppenheimer Main Street Opportunity Fund                      Oppenheimer Value Fund
Oppenheimer Main Street Small Cap Fund                        Limited-Term New York Municipal Fund
Oppenheimer MidCap Fund                                       Rochester Fund Municipals

LifeCycle Funds

         Oppenheimer Transition 2010 Fund Oppenheimer Transition 2015 Fund
         Oppenheimer Transition 2020 Fund Oppenheimer Transition 2025 Fund
         Oppenheimer Transition 2030 Fund Oppenheimer Transition 2040 Fund
         Oppenheimer Transition 2050 Fund

And the following money market funds:
Oppenheimer Cash Reserves                                     Centennial Government Trust
Oppenheimer Institutional Money Market Fund                   Centennial Money Market Trust
Oppenheimer Money Market Fund, Inc.                           Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust                        Centennial Tax Exempt Trust

         There is an initial sales charge on the purchase of Class A shares of each of the Oppenheimer funds described above except the money market funds.
Under certain circumstances described in this SAI, redemption proceeds of certain money market fund shares may be subject to a contingent deferred sales charge.

Letter of Intent. Under a Letter of Intent (a "Letter"), you may be able to reduce the sales charge rate that applies to your purchases of Class A shares if you purchase Class A, Class B or Class C shares of the Fund or other Oppenheimer funds or Class A, Class B, Class C, Class G and Class H units purchases in advisor sold Section 529 plans, for which the Manager or the Distributor serves as the Program Manager or Program Distributor. A Letter is an investor's statement in writing to the Distributor of his or her intention to purchase a specified value of those shares or units during a 13-month period (the "Letter period"), which begins on the date of the investor's first share purchase following the establishment of the Letter. The sales charge on each purchase of
Class A shares during the Letter period will be at the rate that would apply to a single lump-sum purchase of shares in the amount intended to be purchased. In submitting a Letter, the investor makes no commitment to purchase shares.
However, if the investor does not fulfill the terms of the Letter within the
Letter period, he or she agrees to pay the additional sales charges that would have been applicable to the purchases that were made. The investor agrees that shares equal in value to 2% of the intended purchase amount will be held in escrow by the Transfer Agent for that purpose, as described in "Terms of Escrow"
below. It is the responsibility of the dealer of record and/or the investor to advise the Distributor about the Letter when placing purchase orders during the
Letter period. The investor must also notify the Distributor or his or her financial intermediary of any qualifying 529 plan holdings.

         To determine whether an investor has fulfilled the terms of a Letter, the Transfer Agent will count purchases of "qualified" Class A, Class B and
Class C shares and Class A, Class B, Class C, Class G and Class H units during the Letter period. Purchases of Class N or Class Y shares, purchases made by reinvestment of dividends or capital gains distributions from the Fund or other
Oppenheimer funds, purchases of Class A shares with redemption proceeds under the Reinvestment Privilege, and purchases of Class A shares of Oppenheimer Money
Market Fund, Inc. or Oppenheimer Cash Reserves on which a sales charge has not been paid do not count as "qualified" shares for satisfying the terms of a
Letter. An investor will also be considered to have fulfilled the Letter if the value of the investor's total holdings of qualified shares on the last day of the Letter period, calculated at the net asset value on that day, equals or exceeds the intended purchase amount.

     If the terms of the Letter are not fulfilled within the Letter period, the concessions previously paid to the dealer of record for the account and the amount of sales charge retained by the Distributor will be adjusted on the first business day following the expiration of the Letter period to reflect the sales charge rates that are applicable to the actual total purchases.

     If total eligible purchases during the Letter period exceed the intended purchase amount and also exceed the amount needed to qualify for the next sales charge rate reduction (stated in the Prospectus), the sales charges paid may be adjusted to that lower rate. That adjustment will only be made if and when the dealer returns to the Distributor the amount of the excess concessions allowed or paid to the dealer over the amount of concessions that are applicable to the actual amount of purchases. The reduced sales charge adjustment will be made by adding to the investors account the number of additional shares that would have been purchased if the lower sales charge rate had been used. Those additional shares will be determined using the net asset value per share in effect on the date of such adjustment.

     By establishing a Letter, the investor agrees to be bound by the terms of the Prospectus, this SAI and the application used for a Letter, and if those terms are amended to be bound by the amended terms and that any amendments by the Fund will apply automatically to existing Letters. Group retirement plans qualified under section 401(a) of the Internal Revenue Code may not establish a
Letter, however defined benefit plans and Single K sole proprietor plans may do
so.

       |X|  Terms of Escrow That Apply to Letters of Intent.

         1. Out of the initial purchase, or out of subsequent purchases if necessary, the Transfer Agent will hold in escrow Fund shares equal to 2% of the intended purchase amount specified in the Letter. For example, if the intended purchase amount is $50,000, the escrow amount would be shares valued at $1,000
(computed at the offering price for a $50,000 share purchase). Any dividends and capital gains distributions on the escrowed shares will be credited to the investor's account.

         2. If the Letter applies to more than one fund account, the investor can designate the fund from which shares will be escrowed. If no fund is selected, the Transfer Agent will escrow shares in the fund account that has the highest dollar balance on the date of the first purchase under the Letter. If there are not sufficient shares to cover the escrow amount, the Transfer Agent will escrow shares in the fund account(s) with the next highest balance(s). If there are not sufficient shares in the accounts to which the Letter applies, the
Transfer Agent may escrow shares in other accounts that are linked for Right of
Accumulation purposes. Additionally, if there are not sufficient shares available for escrow at the time of the first purchase under the Letter, the
Transfer Agent will escrow future purchases until the escrow amount is met.

         3. If, during the Letter period, an investor exchanges shares of the
Fund for shares of another fund (as described in the Prospectus section titled
"How to Exchange Shares"), the Fund shares held in escrow will automatically be exchanged for shares of the other fund and the escrow obligations will also be transferred to that fund.

         4. If the total purchases under the Letter are less than the intended purchases specified, on the first business day after the end of the Letter period the Distributor will redeem escrowed shares equal in value to the difference between the dollar amount of the sales charges actually paid and the amount of the sales charges that would have been paid if the total purchases had been made at a single time. Any shares remaining after such redemption will be released from escrow.

         5. If the terms of the Letter are fulfilled, the escrowed shares will be promptly released to the investor at the end of the Letter period.

         6. By signing the Letter, the investor irrevocably constitutes and appoints the Transfer Agent as attorney-in-fact to surrender for redemption any or all escrowed shares.

Asset Builder Plans. As explained in the Prospectus, you must initially establish your account with $500. Subsequently, you can establish an Asset
Builder Plan to automatically purchase additional shares directly from a bank account for as little as $50. For those accounts established prior to November
1, 2002 and which have previously established Asset Builder Plans, additional purchases will remain at $25. Shares purchased by Asset Builder Plan payments from bank accounts are subject to the redemption restrictions for recent purchases described in the Prospectus. Asset Builder Plans are available only if your bank is an ACH member. Asset Builder Plans may not be used to buy shares for OppenheimerFunds employer-sponsored qualified retirement accounts.

         If you make payments from your bank account to purchase shares of the
Fund, your bank account will be debited automatically. Normally the debit will be made two business days prior to the investment dates you selected on your application. Neither the Distributor, the Transfer Agent nor the Fund shall be responsible for any delays in purchasing shares that result from delays in ACH transmissions.

         Before you establish Asset Builder payments, you should obtain a prospectus of the selected fund(s) from your financial advisor (or the
Distributor) and request an application from the Distributor. Complete the application and return it. You may change the amount of your Asset Builder payment or you can terminate these automatic investments at any time by writing to the Transfer Agent. The Transfer Agent requires a reasonable period
(approximately 10 days) after receipt of your instructions to implement them.
The Fund reserves the right to amend, suspend or discontinue offering Asset
Builder plans at any time without prior notice.

Retirement Plans. Certain types of retirement plans are entitled to purchase shares of the Fund without sales charges or at reduced sales charge rates, as described in Appendix B to this SAI. Certain special sales charge arrangements described in that Appendix apply to retirement plans whose records are maintained on a daily valuation basis by Merrill Lynch Pierce Fenner & Smith,
Inc. ("Merrill Lynch") or an independent record keeper that has a contract or special arrangement with Merrill Lynch. If, on the date the plan sponsor signed the Merrill Lynch record keeping service agreement, the plan had less than $1 million in assets invested in applicable investments (other than assets invested in money market funds), then the retirement plan may purchase only Class C shares of the Oppenheimer funds. If, on the date the plan sponsor signed the
Merrill Lynch record keeping service agreement, the plan had $1 million or more in assets but less than $5 million in assets invested in applicable investments
(other than assets invested in money market funds), then the retirement plan may purchase only Class N shares of the Oppenheimer funds. If, on the date the plan sponsor signed the Merrill Lynch record keeping service agreement, the plan had
$5 million or more in assets invested in applicable investments (other than assets invested in money market funds), then the retirement plan may purchase only Class A shares of the Oppenheimer funds.

OppenheimerFunds has entered into arrangements with certain record keepers whereby the Transfer Agent compensates the record keeper for its record keeping and account servicing functions that it performs on behalf of the participant accounts in a retirement plan. While such compensation may act to reduce the record keeping fees charged by the retirement plan's record keeper, that compensation arrangement may be terminated at any time, potentially affecting the record keeping fees charged by the retirement plan's record keeper.

Cancellation of Purchase Orders. Cancellation of purchase orders for the Fund's shares (for example, when a purchase check is returned to the Fund unpaid)
causes a loss to be incurred when the net asset values of the Fund's shares on the cancellation date is less than on the purchase date. That loss is equal to the amount of the decline in the net asset value per share multiplied by the number of shares in the purchase order. The investor is responsible for that loss. If the investor fails to compensate the Fund for the loss, the Distributor will do so. The Fund may reimburse the Distributor for that amount by redeeming shares from any account registered in that investor's name, or the Fund or the
Distributor may seek other redress.

Classes of Shares. Each class of shares of the Fund represents an interest in the same portfolio of investments of the Fund. However, each class has different shareholder privileges and features. The net income attributable to Class B,
Class C or Class N shares and the dividends payable on Class B, Class C or Class
N shares will be reduced by incremental expenses borne solely by that class.
Those expenses include the asset-based sales charges to which Class B, Class C and Class N shares are subject.

         The availability of different classes of shares permits an investor to choose the method of purchasing shares that is more appropriate for the investor. That may depend on the amount of the purchase, the length of time the investor expects to hold shares, and other relevant circumstances. Class A shares normally are sold subject to an initial sales charge. While Class B,
Class C and Class N shares have no initial sales charge, the purpose of the deferred sales charge and asset-based sales charge on Class B, Class C and Class
N shares is the same as that of the initial sales charge on Class A shares - to compensate the Distributor and brokers, dealers and financial institutions that sell shares of the Fund. A salesperson who is entitled to receive compensation from his or her firm for selling Fund shares may receive different levels of compensation for selling one class of shares rather than another.

         The Distributor will not accept a purchase order of more than $100,000 for Class B shares or a purchase order of $1 million or more to purchase Class C shares on behalf of a single investor (not including dealer "street name" or omnibus accounts).

         Class B, Class C or Class N shares may not be purchased by a new investor directly from the Distributor without the investor designating another registered broker-dealer.

Class A Shares  Subject to a  Contingent  Deferred  Sales  Charge.  Under a
special arrangement with the Distributor, for purchases of Class A shares at net asset  value,  whether or not subject to a contingent  deferred  sales charge as described  in  the  Prospectus,  no  sales  concessions  will  be  paid  to  the broker-dealer of record on sales of Class A shares purchased with the redemption proceeds of shares of another  mutual fund offered as an investment  option in a retirement  plan in which  Oppenheimer  funds  are also  offered  as  investment options,  if the purchase occurs more than 30 days after the  Oppenheimer  funds are added as an investment option under that plan. Additionally, that concession will not be paid on Class A share  purchases by a retirement  plan that are made with the redemption  proceeds of Class N shares of an  Oppenheimer  fund held by the plan for more than 18 months.

Class B Conversion.  Under current  interpretations  of applicable  federal income tax law by the Internal Revenue Service, the conversion of Class B shares to Class A shares 72 months after purchase is not treated as a taxable event for the shareholder.  If those laws or the IRS  interpretation  of those laws should change,  the automatic  conversion  feature may be suspended.  In that event, no further conversions of Class B shares would occur while that suspension remained in effect. Although Class B shares could then be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the shareholder,  and absent  such  exchange,  Class B shares  might  continue to be subject to the asset-based sales charge for longer than six years.

Availability of Class N Shares. In addition to the description of the types of  retirement  plans  which  may  purchase  Class  N  shares  contained  in the prospectus,  Class N shares also are offered to the following:
o to all rollover IRAs (including SEP IRAs and SIMPLE IRAs),
o to all rollover  contributions made to Individual  401(k) plans, Profit-Sharing
Plans and Money Purchase Pension Plans,
o to all direct rollovers from OppenheimerFunds-sponsored Pinnacle and Ascender retirement plans,
o to all trustee-to-trustee IRA transfers,
o to all 90-24 type 403(b) transfers,
o to Group Retirement Plans (as defined in Appendix B to this SAI) which have entered into a special agreement with the Distributor for that purpose,
o to Retirement Plans qualified under Sections 401(a) or 401(k) of the Internal
Revenue Code, the recordkeeper or the plan sponsor for which has entered into a special agreement with the Distributor,
o to Retirement Plans of a plan sponsor where the aggregate assets of all such plans invested in the Oppenheimer funds is $500,000 or more,
o to Retirement Plans with at least 100 eligible employees or $500,000 or more in plan assets,
o to OppenheimerFunds-sponsored Ascender 401(k) plans that pay for the purchase with the redemption proceeds of Class A shares of one or more Oppenheimer funds,
and
o to certain customers of broker-dealers and financial advisers that are identified in a special agreement between the broker-dealer or financial adviser and the Distributor for that purpose.

     The sales  concession  and the advance of the service  fee, as described in the Prospectus, will not be paid to dealers of record on sales of Class N shares on: o purchases of Class N shares in amounts of $500,000 or more by a retirement plan that pays for the purchase with the  redemption  proceeds of Class A shares
of  one  or   more   Oppenheimer   funds   (other   than   rollovers   from   an
OppenheimerFunds-sponsored  Pinnacle or Ascender 401(k) plan to any IRA invested in the Oppenheimer funds),
o                 purchases of Class N shares in amounts of $500,000 or more by a retirement plan that pays for the purchase with the
                  redemption proceeds of Class C shares of one or more
                  Oppenheimer funds held by the plan for more than one year
                  (other than rollovers from an OppenheimerFunds-sponsored
                  Pinnacle or Ascender 401(k) plan to any IRA invested in the
                  Oppenheimer funds), and
o                 on purchases of Class N shares by an
                  OppenheimerFunds-sponsored Pinnacle or Ascender 401(k) plan made with the redemption proceeds of Class A shares of one or more Oppenheimer funds.

         No sales concessions will be paid to the broker-dealer of record, as described in the Prospectus, on sales of Class N shares purchased with the redemption proceeds of shares of another mutual fund offered as an investment option in a retirement plan in which Oppenheimer funds are also offered as investment options under a special arrangement with the Distributor, if the purchase occurs more than 30 days after the Oppenheimer funds are added as an investment option under that plan.

Allocation  of  Expenses.  The Fund  pays  expenses  related  to its  daily operations,  such as custodian fees, Trustees' fees, transfer agency fees, legal fees and auditing  costs.  Those  expenses are paid out of the Fund's assets and are not paid directly by  shareholders.  However,  those expenses reduce the net asset values of shares,  and  therefore  are  indirectly  borne by  shareholders through their investment.

         The methodology for calculating the net asset value, dividends and distributions of the Fund's share classes recognizes two types of expenses.
General expenses that do not pertain specifically to any one class are allocated pro rata to the shares of all classes. The allocation is based on the percentage of the Fund's total assets that is represented by the assets of each class, and then equally to each outstanding share within a given class. Such general expenses include management fees, legal, bookkeeping and audit fees, printing and mailing costs of shareholder reports, Prospectuses, Statements of Additional
Information and other materials for current shareholders, fees to unaffiliated
Trustees, custodian expenses, share issuance costs, organization and start-up costs, interest, taxes and brokerage commissions, and non-recurring expenses, such as litigation costs.

         Other expenses that are directly attributable to a particular class are allocated equally to each outstanding share within that class. Examples of such expenses include distribution and service plan (12b-1) fees, transfer and shareholder servicing agent fees and expenses, and shareholder meeting expenses
(to the extent that such expenses pertain only to a specific class).

Fund Account Fees. As stated in the Prospectus, a $12 annual "Minimum Balance
Fee" is assessed on each Fund account with a share balance valued under $500.
The Minimum Balance Fee is automatically deducted from each such Fund account in
September.

         Listed below are certain cases in which the Fund has elected, in its discretion, not to assess the Fund Account Fees. These exceptions are subject to change:
o A fund account whose shares were acquired after September 30th of the prior year;
o A fund account that has a balance below $500 due to the automatic conversion of shares from Class B to Class A shares. However, once all Class B shares held in the account have been converted to Class A shares the new account balance may become subject to the Minimum Balance Fee;
o Accounts of shareholders who elect to access their account documents electronically via eDoc Direct;
o A fund account that has only certificated shares and, has a balance below $500 and is being escheated;
o Accounts of shareholders that are held by broker-dealers under the NSCC
Fund/SERV system;
o Accounts held under the Oppenheimer Legacy Program and/or holding certain
Oppenheimer Variable Account Funds;
o Omnibus accounts holding shares pursuant to the Pinnacle, Ascender, Custom
Plus, Record(k)eeper Pro and Pension Alliance Retirement Plan programs; and
o A fund account that falls below the $500 minimum solely due to market fluctuations within the 12-month period preceding the date the fee is deducted.

o Accounts held in the Portfolio Builder Program which is offered through certain broker/dealers to qualifying shareholders.

         To access account documents electronically via eDocs Direct, please visit the Service Center on our website at www.oppenheimerfunds.com and click the hyperlink "Sign Up for Electronic Document Delivery" under the heading "I
Want To," or call 1.888.470.0862 for instructions.

         The Fund reserves the authority to modify Fund Account Fees in its discretion.

Determination of Net Asset Values Per Share. The net asset values per share of each class of shares of the Fund are determined as of the close of business of the NYSE on each day that the NYSE is open. The calculation is done by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding. The NYSE normally closes at 4:00
p.m., Eastern time, but may close earlier on some other days (for example, in case of weather emergencies or on days falling before a U.S. holiday). All references to time in this SAI mean "Eastern time." The NYSE's most recent annual announcement (which is subject to change) states that it will close on
New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday,
Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.
It may also close on other days.

         Dealers other than NYSE members may conduct trading in certain securities on days on which the NYSE is closed (including weekends and holidays)
or after 4:00 p.m. on a regular business day. Because the Fund's net asset values will not be calculated on those days, the Fund's net asset values per share may be significantly affected on such days when shareholders may not purchase or redeem shares. Additionally, trading on many foreign stock exchanges and over-the-counter markets normally is completed before the close of the NYSE.

         Changes in the values of securities traded on foreign exchanges or markets as a result of events that occur after the prices of those securities are determined, but before the close of the NYSE, will not be reflected in the
Fund's calculation of its net asset values that day unless the Manager determines that the event is likely to effect a material change in the value of the security. The Manager, or an internal valuation committee established by the
Manager, as applicable, may establish a valuation, under procedures established by the Board and subject to the approval, ratification and confirmation by the
Board at its next ensuing meeting.

Securities Valuation. The Fund's Board of Trustees has established procedures for the valuation of the Fund's securities. In general those procedures are as follows:
o Equity securities traded on a U.S. securities exchange are valued as follows:
(1)                   if last sale information is regularly reported, they are
                      valued at the last reported sale price on the principal
                      exchange on which they are traded, on that day, or
(2)                   if last sale information is not available on a valuation
                      date, they are valued at the last reported sale price
                      preceding the valuation date if it is within the spread of the closing "bid" and "asked" prices on the valuation date or, if not, at the closing "bid" price on the valuation
                      date.
o Equity securities traded on a foreign securities exchange generally are valued in one of the following ways: (1) at the last sale price available to the pricing service approved by the Board of Trustees, or
(2) at the last sale price obtained by the Manager from the report of the principal exchange on which the security is traded at its last trading session on or immediately before the valuation date, or
(3)                   at the mean between the "bid" and "asked" prices obtained
                      from the principal exchange on which the security is
                      traded or, on the basis of reasonable inquiry, from two
                      market makers in the security.
o Long-term debt securities having a remaining maturity in excess of 60 days are valued based on the mean between the "bid" and "asked" prices determined by a portfolio pricing service approved by the Fund's Board of Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry.
o The following securities are valued at the mean between the "bid" and "asked"
prices determined by a pricing service approved by the Fund's Board of Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry:
(1)      debt instruments that have a maturity of more than 397 days when issued,
(2)      debt instruments that had a maturity of 397 days or less when issued and have a remaining maturity of more than 60 days, and
(3)      non-money market debt instruments that had a maturity of 397 days or less when issued and which have a remaining maturity of 60 days or less.
o The following securities are valued at cost, adjusted for amortization of premiums and accretion of discounts: (1) money market debt securities held by a non-money market fund that had a maturity of less than 397 days when issued that have a remaining maturity of 60 days or less, and (2) debt instruments held by a money market fund that have a remaining maturity of 397 days or less.
o Securities (including restricted securities) not having readily-available market quotations are valued at fair value determined under the Board's procedures. If the Manager is unable to locate two market makers willing to give quotes, a security may be priced at the mean between the "bid" and "asked" prices provided by a single active market maker (which in certain cases may be the "bid"
price if no "asked" price is available).

         In the case of U.S. government securities, mortgage-backed securities, corporate bonds and foreign government securities, when last sale information is not generally available, the Manager may use pricing services approved by the
Board of Trustees. The pricing service may use "matrix" comparisons to the prices for comparable instruments on the basis of quality, yield and maturity.
Other special factors may be involved (such as the tax-exempt status of the interest paid by municipal securities). The Manager will monitor the accuracy of the pricing services. That monitoring may include comparing prices used for portfolio valuation to actual sales prices of selected securities.

         The closing prices in the New York foreign exchange market on a particular business day that are provided to the Manager by a bank, dealer or pricing service that the Manager has determined to be reliable are used to value foreign currency, including forward contracts, and to convert to U.S. dollars securities that are denominated in foreign currency.

         Puts, calls, and futures are valued at the last sale price on the principal exchange on which they are traded, as determined by a pricing service approved by the Board of Trustees or by the Manager. If there were no sales that day, they shall be valued at the last sale price on the preceding trading day if it is within the spread of the closing "bid" and "asked" prices on the principal exchange on the valuation date. If not, the value shall be the closing bid price on the principal exchange on the valuation date. If the put, call or future is not traded on an exchange, it shall be valued by the mean between "bid" and
"asked" prices obtained by the Manager from two active market makers. In certain cases that may be at the "bid" price if no "asked" price is available.

         When the Fund writes an option, an amount equal to the premium received is included in the Fund's Statement of Assets and Liabilities as an asset. An equivalent credit is included in the liability section. The credit is adjusted
("marked-to-market") to reflect the current market value of the option. In determining the Fund's gain on investments, if a call or put written by the Fund is exercised, the proceeds are increased by the premium received. If a call or put written by the Fund expires, the Fund has a gain in the amount of the premium. If the Fund enters into a closing purchase transaction, it will have a gain or loss, depending on whether the premium received was more or less than the cost of the closing transaction. If the Fund exercises a put it holds, the amount the Fund receives on its sale of the underlying investment is reduced by the amount of premium paid by the Fund.

How to Sell Shares

The information below supplements the terms and conditions for redeeming shares set forth in the Prospectus.

Sending Redemption Proceeds by Federal Funds Wire. The Federal Funds wire of redemption proceeds may be delayed if the Fund's custodian bank is not open for business on a day when the Fund would normally authorize the wire to be made, which is usually the Fund's next regular business day following the redemption.
In those circumstances, the wire will not be transmitted until the next bank business day on which the Fund is open for business. No dividends will be paid on the proceeds of redeemed shares awaiting transfer by Federal Funds wire.

Reinvestment Privilege. Within six months of a redemption, a shareholder may reinvest all or part of the redemption proceeds of:
o Class A shares purchased subject to an initial sales charge or Class A shares on which a contingent deferred sales charge was paid, or
o Class B shares that were subject to the Class B contingent deferred sales charge when redeemed. The reinvestment may be made without sales charge only in
Class A shares of the Fund or any of the other Oppenheimer funds into which shares of the Fund are exchangeable as described in "How to Exchange Shares"
below. Reinvestment will be at the net asset value next computed after the
Transfer Agent receives the reinvestment order. The shareholder must ask the
Transfer Agent for that privilege at the time of reinvestment. This privilege does not apply to Class C, Class N or Class Y shares. The Fund may amend, suspend or cease offering this reinvestment privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation. This reinvestment privilege does not apply to reinvestment purchases made through automatic investment options.

         Any capital gain that was realized when the shares were redeemed is taxable, and reinvestment will not alter any capital gains tax payable on that gain. If there has been a capital loss on the redemption, some or all of the loss may not be tax deductible, depending on the timing and amount of the reinvestment. Under the Internal Revenue Code, if the redemption proceeds of
Fund shares on which a sales charge was paid are reinvested in shares of the
Fund or another of the Oppenheimer funds within 90 days of payment of the sales charge, the shareholder's basis in the shares of the Fund that were redeemed may not include the amount of the sales charge paid. That would reduce the loss or increase the gain recognized from the redemption. However, in that case the sales charge would be added to the basis of the shares acquired by the reinvestment of the redemption proceeds.

Payments "In Kind". The Prospectus states that payment for shares tendered for redemption is ordinarily made in cash. However, under certain circumstances, the
Board of Trustees of the Fund may determine that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment of a redemption order wholly or partly in cash. In that case, the Fund may pay the redemption proceeds in whole or in part by a distribution "in kind" of liquid securities from the portfolio of the Fund, in lieu of cash.

         The Fund has elected to be governed by Rule 18f-1 under the Investment
Company Act. Under that rule, the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any
90-day period for any one shareholder. If shares are redeemed in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. The Fund will value securities used to pay redemptions in kind using the same method the Fund uses to value its portfolio securities described above under "Determination of Net Asset Values Per Share." That valuation will be made as of the time the redemption price is determined.

Involuntary Redemptions. The Fund's Board of Trustees has the right to cause the involuntary redemption of the shares held in any account if the aggregate net asset value of those shares is less than $200 or such lesser amount as the Board may fix. The Board will not cause the involuntary redemption of shares in an account if the aggregate net asset value of such shares has fallen below the stated minimum solely as a result of market fluctuations. If the Board exercises this right, it may also fix the requirements for any notice to be given to the shareholders in question (not less than 30 days). The Board may alternatively set requirements for the shareholder to increase the investment, or set other terms and conditions so that the shares would not be involuntarily redeemed.

Transfers of Shares. A transfer of shares to a different registration is not an event that triggers the payment of sales charges. Therefore, shares are not subject to the payment of a contingent deferred sales charge of any class at the time of transfer to the name of another person or entity. It does not matter whether the transfer occurs by absolute assignment, gift or bequest, as long as it does not involve, directly or indirectly, a public sale of the shares. When shares subject to a contingent deferred sales charge are transferred, the transferred shares will remain subject to the contingent deferred sales charge.
It will be calculated as if the transferee shareholder had acquired the transferred shares in the same manner and at the same time as the transferring shareholder.

         If less than all shares held in an account are transferred, and some but not all shares in the account would be subject to a contingent deferred sales charge if redeemed at the time of transfer, the priorities described in the Prospectus under "How to Buy Shares" for the imposition of the Class B,
Class C and Class N contingent deferred sales charge will be followed in determining the order in which shares are transferred.

Distributions From Retirement Plans. Requests for distributions from
OppenheimerFunds-sponsored IRAs, SEP-IRAs, SIMPLE IRAs, 403(b)(7) custodial plans, 401(k) plans or pension or profit-sharing plans should be addressed to
"Trustee, OppenheimerFunds Retirement Plans," c/o the Transfer Agent at its
address listed in "How To Sell Shares" in the Prospectus or on the back cover of this SAI. The request must:
(1) state the reason for the distribution;
(2) state the owner's awareness of tax penalties if the distribution is premature; and
(3) conform to the requirements of the plan and the Fund's other redemption requirements.

         Participants (other than self-employed plan sponsors) in
OppenheimerFunds-sponsored pension or profit-sharing plans with shares of the
Fund held in the name of the plan or its fiduciary may not directly request redemption of their accounts. The plan administrator or fiduciary must sign the request.

         Distributions from pension and profit sharing plans are subject to special requirements under the Internal Revenue Code and certain documents
(available from the Transfer Agent) must be completed and submitted to the
Transfer Agent before the distribution may be made. Distributions from retirement plans are subject to withholding requirements under the Internal
Revenue Code, and IRS Form W-4P (available from the Transfer Agent) must be submitted to the Transfer Agent with the distribution request, or the distribution may be delayed. Unless the shareholder has provided the Transfer
Agent with a certified tax identification number, the Internal Revenue Code requires that tax be withheld from any distribution even if the shareholder elects not to have tax withheld. The Fund, the Manager, the Distributor, and the
Transfer Agent assume no responsibility to determine whether a distribution satisfies the conditions of applicable tax laws and will not be responsible for any tax penalties assessed in connection with a distribution.

Special Arrangements for Repurchase of Shares from Dealers and Brokers. The
Distributor is the Fund's agent to repurchase its shares from authorized dealers or brokers on behalf of their customers. Shareholders should contact their broker or dealer to arrange this type of redemption. The repurchase price per share will be the net asset value next computed after the Distributor receives an order placed by the dealer or broker. However, if the Distributor receives a repurchase order from a dealer or broker after the close of the NYSE on a regular business day, it will be processed at that day's net asset value if the order was received by the dealer or broker from its customers prior to the time the NYSE closes. Normally, the NYSE closes at 4:00 p.m., but may do so earlier on some days.

         Ordinarily, for accounts redeemed by a broker-dealer under this procedure, payment will be made within three business days after the shares have been redeemed upon the Distributor's receipt of the required redemption documents in proper form. The signature(s) of the registered owners on the redemption documents must be guaranteed as described in the Prospectus.

Automatic Withdrawal and Exchange Plans. Investors can authorize the Transfer
Agent to redeem shares (having a value of at least $50) automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Withdrawal
Plan. Shares will be redeemed three business days prior to the date requested by the shareholder for receipt of the payment. Automatic withdrawals of up to
$1,500 per month may be requested by telephone if payments are to be made by check payable to all shareholders of record. Payments must also be sent to the address of record for the account and the address must not have been changed within the prior 30 days. Required minimum distributions from
OppenheimerFunds-sponsored retirement plans may not be arranged on this basis.

         Payments are normally made by check, but shareholders having
AccountLink privileges (see "How To Buy Shares") may arrange to have Automatic
Withdrawal Plan payments transferred to the bank account designated on the account application or by signature-guaranteed instructions sent to the Transfer
Agent. Shares are normally redeemed pursuant to an Automatic Withdrawal Plan three business days before the payment transmittal date you select in the account application. If a contingent deferred sales charge applies to the redemption, the amount of the check or payment will be reduced accordingly.

         The Fund cannot guarantee receipt of a payment on the date requested.
The Fund reserves the right to amend, suspend or discontinue offering these plans at any time without prior notice. Because of the sales charge assessed on
Class A share purchases, shareholders should not make regular additional Class A share purchases while participating in an Automatic Withdrawal Plan. Class B,
Class C and Class N shareholders should not establish automatic withdrawal plans, because of the potential imposition of the contingent deferred sales charge on such withdrawals (except where the Class B, Class C or Class N contingent deferred sales charge is waived as described in Appendix B to this
SAI.

         By requesting an Automatic Withdrawal or Exchange Plan, the shareholder agrees to the terms and conditions that apply to such plans, as stated below.
These provisions may be amended from time to time by the Fund and/or the
Distributor. When adopted, any amendments will automatically apply to existing
Plans.

         |X| Automatic Exchange Plans. Shareholders can authorize the Transfer
Agent to automatically exchange a pre-determined amount of shares of the Fund for shares (of the same class) of other Oppenheimer funds that offer the exchange privilege on a monthly, quarterly, semi-annual or annual basis under an
Automatic Exchange Plan. The minimum amount that may be exchanged to each other fund account is $50. Instructions should be provided on the OppenheimerFunds application or signature-guaranteed instructions. Exchanges made under these plans are subject to the restrictions that apply to exchanges as set forth in
"How to Exchange Shares" in the Prospectus and below in this SAI.

         |X| Automatic Withdrawal Plans. Fund shares will be redeemed as necessary to meet withdrawal payments. Shares acquired without a sales charge will be redeemed first. Shares acquired with reinvested dividends and capital gains distributions will be redeemed next, followed by shares acquired with a sales charge, to the extent necessary to make withdrawal payments. Depending upon the amount withdrawn, the investor's principal may be depleted. Payments made under these plans should not be considered as a yield or income on your investment.

         The Transfer Agent will administer the investor's Automatic Withdrawal
Plan as agent for the shareholder(s) (the "Planholder") who executed the plan authorization and application submitted to the Transfer Agent. Neither the Fund nor the Transfer Agent shall incur any liability to the Planholder for any action taken or not taken by the Transfer Agent in good faith to administer the plan. Share certificates will not be issued for shares of the Fund purchased for and held under the plan, but the Transfer Agent will credit all such shares to the account of the Planholder on the records of the Fund. Any share certificates held by a Planholder may be surrendered unendorsed to the Transfer Agent with the plan application so that the shares represented by the certificate may be held under the plan.

         For accounts subject to Automatic Withdrawal Plans, distributions of capital gains must be reinvested in shares of the Fund, which will be done at net asset value without a sales charge. Dividends on shares held in the account may be paid in cash or reinvested.

         Shares will be redeemed to make withdrawal payments at the net asset value per share determined on the redemption date. Checks or AccountLink payments representing the proceeds of Plan withdrawals will normally be transmitted three business days prior to the date selected for receipt of the payment, according to the choice specified in writing by the Planholder. Receipt of payment on the date selected cannot be guaranteed.

         The amount and the interval of disbursement payments and the address to which checks are to be mailed or AccountLink payments are to be sent may be changed at any time by the Planholder by writing to the Transfer Agent. The
Planholder should allow at least two weeks' time after mailing such notification for the requested change to be put in effect. The Planholder may, at any time, instruct the Transfer Agent by written notice to redeem all, or any part of, the shares held under the plan. That notice must be in proper form in accordance with the requirements of the then-current Prospectus of the Fund. In that case, the Transfer Agent will redeem the number of shares requested at the net asset value per share in effect and will mail a check for the proceeds to the
Planholder.

         The Planholder may terminate a plan at any time by writing to the
Transfer Agent. The Fund may also give directions to the Transfer Agent to terminate a plan. The Transfer Agent will also terminate a plan upon its receipt of evidence satisfactory to it that the Planholder has died or is legally incapacitated. Upon termination of a plan by the Transfer Agent or the Fund, shares that have not been redeemed will be held in uncertificated form in the name of the Planholder. The account will continue as a dividend-reinvestment, uncertificated account unless and until proper instructions are received from the Planholder, his or her executor or guardian, or another authorized person.

         If the Transfer Agent ceases to act as transfer agent for the Fund, the
Planholder will be deemed to have appointed any successor transfer agent to act as agent in administering the plan.

How to Exchange Shares

As stated in the Prospectus, shares of a particular class of Oppenheimer funds having more than one class of shares may be exchanged only for shares of the same class of other Oppenheimer funds. Shares of Oppenheimer funds that have a single class without a class designation are deemed "Class A" shares for this purpose. The prospectus of each of the Oppenheimer funds indicates which share class or classes that fund offers and provides information about limitations on the purchase of particular share classes, as applicable for the particular fund.
You can also obtain a current list showing which funds offer which classes of shares by calling the Distributor at the telephone number indicated on the front cover of this SAI.

     The Fund may amend,  suspend or  terminate  the  exchange  privilege at any time.  Although the Fund may impose these  changes at any time,  it will provide you with notice of those changes  whenever it is required to do so by applicable law. It may be required to provide 60 days' notice prior to materially  amending or  terminating  the exchange  privilege.  That 60 day notice is not required in extraordinary circumstances.

How Exchanges  Affect  Contingent  Deferred  Sales  Charges.  No contingent deferred  sales charge is imposed on exchanges of shares of any class  purchased subject to a contingent deferred sales charge, with the following exceptions:

     o When Class A shares of any Oppenheimer fund acquired by exchange of Class
     A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within 18 months measured from the beginning of the calendar month of the initial purchase of the exchanged
     Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares. Except, however, with respect to Class A shares of
     Oppenheimer Rochester National Municipals and Rochester Fund Municipals
     acquired prior to October 22, 2007, in which case the Class A contingent deferred sales charge is imposed on the acquired shares if they are redeemed within 24 months measured from the beginning of the calendar month of the initial purchase of the exchanged Class A shares.

     o When Class A shares of Oppenheimer Rochester National Municipals and
     Rochester Fund Municipals acquired prior to October 22, 2007 by exchange of
     Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within 24 months of the beginning of the calendar month of the initial purchase of the exchanged
     Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

     o If any Class A shares of another Oppenheimer fund that are exchanged for
     Class A shares of Oppenheimer Senior Floating Rate Fund are subject to the
     Class A contingent deferred sales charge of the other Oppenheimer fund at the time of exchange, the holding period for that Class A contingent deferred sales charge will carry over to the Class A shares of Oppenheimer
     Senior Floating Rate Fund acquired in the exchange. The Class A shares of
     Oppenheimer Senior Floating Rate Fund acquired in that exchange will be subject to the Class A Early Withdrawal Charge of Oppenheimer Senior
     Floating Rate Fund if they are repurchased before the expiration of the holding period.

     o When Class A shares of Oppenheimer Cash Reserves and Oppenheimer Money
     Market Fund, Inc. acquired by exchange of Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within the Class A holding period of the fund from which the shares were exchanged, the Class A contingent deferred sales charge of the fund from which the shares were exchanged is imposed on the redeemed shares.

     o Except with respect to the Class B shares described in the next two paragraphs, the contingent deferred sales charge is imposed on Class B shares acquired by exchange if they are redeemed within six years of the initial purchase of the exchanged Class B shares.

     o With respect to Class B shares of Oppenheimer Limited Term California
     Municipal Fund, Oppenheimer Limited-Term Government Fund, Oppenheimer
     Limited Term Municipal Fund, Limited Term New York Municipal Fund and
     Oppenheimer Senior Floating Rate Fund, the Class B contingent deferred sales charge is imposed on the acquired shares if they are redeemed within five years of the initial purchase of the exchanged Class B shares.

     o With respect to Class B shares of Oppenheimer Cash Reserves that were acquired through the exchange of Class B shares initially purchased in the
     Oppenheimer Capital Preservation Fund, the Class B contingent deferred sales charge is imposed on the acquired shares if they are redeemed within five years of that initial purchase.

     o With respect to Class C shares, the Class C contingent deferred sales charge is imposed on Class C shares acquired by exchange if they are redeemed within 12 months of the initial purchase of the exchanged Class C shares.

     o With respect to Class N shares, a 1% contingent deferred sales charge will be imposed if the retirement plan (not including IRAs and 403(b)
     plans) is terminated or Class N shares of all Oppenheimer funds are terminated as an investment option of the plan and Class N shares are redeemed within 18 months after the plan's first purchase of Class N shares of any Oppenheimer fund or with respect to an individual retirement plan or
     403(b) plan, Class N shares are redeemed within 18 months of the plan's first purchase of Class N shares of any Oppenheimer fund.

     o When Class B, Class C or Class N shares are redeemed to effect an exchange, the priorities described in "How To Buy Shares" in the Prospectus for the imposition of the Class B, Class C or Class N contingent deferred sales charge will be followed in determining the order in which the shares are exchanged. Before exchanging shares, shareholders should take into account how the exchange may affect any contingent deferred sales charge that might be imposed in the subsequent redemption of remaining shares.

              Shareholders owning shares of more than one class must specify which class of shares they wish to exchange.

Telephone  Exchange  Requests.  When  exchanging  shares  by  telephone,  a shareholder  must have an existing  account in the fund to which the exchange is to be made.  Otherwise,  the  investors  must obtain a  prospectus  of that fund before the exchange  request may be submitted.  If all telephone  lines are busy
(which  might  occur,  for  example,   during  periods  of  substantial   market
fluctuations),  shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

Processing  Exchange  Requests.  Shares to be exchanged are redeemed on the regular  business day the Transfer Agent receives an exchange  request in proper form (the "Redemption  Date").  Normally,  shares of the fund to be acquired are purchased on the  Redemption  Date,  but such purchases may be delayed by either fund up to five business days if it determines that it would be disadvantaged by an immediate transfer of the redemption  proceeds.  The Fund reserves the right, in its discretion,  to refuse any exchange request that may disadvantage it. For example,  if the  receipt  of  multiple  exchange  requests  might  require  the disposition  of  portfolio  securities  at a time or at a price  that  might  be disadvantageous to the Fund, the Fund may refuse the request.

     When you exchange some or all of your shares from one fund to another,  any special  account  features  that are available in the new fund (such as an Asset
Builder  Plan or  Automatic  Withdrawal  Plan) will be  switched to the new fund account unless you tell the Transfer Agent not to do so.

     In connection with any exchange request, the number of shares exchanged may be less than the number  requested if the exchange or the number requested would include shares subject to a restriction  cited in the Prospectus or this SAI, or would include  shares covered by a share  certificate  that is not tendered with the request.  In those cases,  only the shares  available  for exchange  without restriction will be exchanged.

     The different  Oppenheimer  funds  available  for exchange  have  different investment objectives,  policies and risks. A shareholder should assure that the fund selected is  appropriate  for his or her  investment and should be aware of the tax  consequences  of an  exchange.  For  federal  income tax  purposes,  an exchange  transaction  is  treated as a  redemption  of shares of one fund and a purchase of shares of another.  "Reinvestment  Privilege," above, discusses some of the tax  consequences of  reinvestment of redemption  proceeds in such cases.
The  Fund,  the  Distributor,  and the  Transfer  Agent are  unable  to  provide investment,  tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

Dividends, Capital Gains and Taxes

Dividends and Distributions.  The Fund has no fixed dividend rate and there can be no assurance as to the payment of any dividends or the realization of any capital gains.  The dividends and  distributions  paid by a class of shares will vary from time to time depending on market  conditions,  the  composition of the
Fund's portfolio, and expenses borne by the Fund or borne separately by a class.
Dividends are  calculated in the same manner,  at the same time, and on the same day for each class of shares. However, dividends on Class B, Class C and Class N shares are  expected to be lower than  dividends  on Class A and Class Y shares.
That is because of the effect of the asset-based  sales charge on Class B, Class
C and  Class  N  shares.  Those  dividends  will  also  differ  in  amount  as a consequence of any  difference in the net asset values of the different  classes of shares.

     If a dividend check or a check representing an automatic withdrawal payment is returned to the Transfer  Agent by the Postal  Service as  undeliverable,  it will be  reinvested in shares of the Fund.  Returned  checks for the proceeds of other  redemptions will be invested in shares of Oppenheimer  Money Market Fund,
Inc.  Reinvestment will be made as promptly as possible after the return of such checks  to the  Transfer  Agent.  Unclaimed  accounts  may be  subject  to state escheatment  laws,  and the Fund and the  Transfer  Agent  will not be liable to shareholders  or their  representatives  for compliance  with those laws in good faith.

Tax  Status of the  Fund's  Dividends,  Distributions  and  Redemptions  of
Shares.  The federal tax  treatment of the Fund's  dividends  and capital  gains distributions is briefly highlighted in the Prospectus.  The following is only a summary of certain  additional tax considerations  generally  affecting the Fund and its shareholders.

     The tax  discussion in the  Prospectus  and this SAI is based on tax law in effect on the date of the Prospectus  and this SAI.  Those laws and  regulations may be changed by legislative,  judicial,  or administrative  action,  sometimes with  retroactive  effect.  State and local tax  treatment  of  ordinary  income dividends and capital gain  dividends from  regulated  investment  companies may differ from the  treatment  under the  Internal  Revenue Code  described  below.
Potential  purchasers  of  shares  of the Fund are  urged to  consult  their tax advisers with specific  reference to their own tax  circumstances as well as the consequences  of federal,  state and local tax rules  affecting an investment in the Fund.

Qualification as a Regulated Investment Company. The Fund has elected to be taxed as a regulated  investment  company  under  Subchapter  M of the  Internal
Revenue Code of 1986, as amended. As a regulated investment company, the Fund is not subject to federal  income tax on the portion of its net  investment  income
(that is, taxable interest, dividends, and other taxable ordinary income, net of expenses)  and  capital  gain net income  (that is, the excess of net  long-term capital  gains  over net  short-term  capital  losses)  that it  distributes  to shareholders.  That qualification  enables the Fund to "pass through" its income and realized  capital gains to  shareholders  without having to pay tax on them.
This avoids a "double tax" on that income and capital gains,  since shareholders normally  will be taxed on the dividends and capital gains they receive from the
Fund  (unless  their  Fund  shares  are  held  in a  retirement  account  or the shareholder is otherwise exempt from tax).

     The Internal  Revenue Code contains a number of complex  tests  relating to qualification  that the Fund might not meet in a particular  year. If it did not qualify as a  regulated  investment  company,  the Fund would be treated for tax purposes as an  ordinary  corporation  and would  receive no tax  deduction  for payments made to shareholders.

     To qualify as a regulated  investment company,  the Fund must distribute at least 90% of its investment  company  taxable  income (in brief,  net investment income and the excess of net short-term  capital gain over net long-term capital
loss)  for  the  taxable  year.  The  Fund  must  also  satisfy   certain  other
requirements of the Internal  Revenue Code,  some of which are described  below.
Distributions  by the Fund made  during the  taxable  year or,  under  specified circumstances,  within 12 months  after the close of the taxable  year,  will be considered  distributions  of income  and gains  for the  taxable  year and will therefore count toward satisfaction of the above-mentioned requirement.

              To qualify as a regulated investment company, the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and certain other income (including net income derived from an interest in a qualified publicly traded partnership.

              In addition to satisfying the requirements described above, the
     Fund must satisfy an asset diversification test in order to qualify as a regulated investment company. Under that test, at the close of each quarter of the Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items (including receivables), U.S.
     government securities, securities of other regulated investment companies, and securities of other issuers. As to each of those issuers, the Fund must not have invested more than 5% of the value of the Fund's total assets in securities of each such issuer and the Fund must not hold more than 10% of the outstanding voting securities of each such issuer. No more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses, or one or more publicly traded partnerships. For purposes of this test, obligations issued or guaranteed by certain agencies or instrumentalities of the U.S. government are treated as U.S. government securities.

Excise Tax on Regulated  Investment  Companies.  Under the Internal Revenue
Code,  by December  31 each year,  the Fund must  distribute  98% of its taxable investment income earned from January 1 through December 31 of that year and 98%
of its capital  gains  realized in the period from  November 1 of the prior year through  October 31 of the current  year.  If it does not,  the Fund must pay an excise tax on the amounts not distributed.  It is presently anticipated that the
Fund  will  meet  those  requirements.  To meet  this  requirement,  in  certain circumstances the Fund might be required to liquidate  portfolio  investments to make sufficient distributions to avoid excise tax liability.  However, the Board of Trustees and the Manager might  determine in a particular  year that it would be in the  best  interests  of  shareholders  for  the  Fund  not to  make  such distributions  at  the  required  levels  and  to  pay  the  excise  tax  on the undistributed  amounts.  That would reduce the amount of income or capital gains available for distribution to shareholders.

Taxation  of  Fund   Distributions.   The  Fund  anticipates   distributing
substantially  all of its  investment  company  taxable  income for each taxable year. Those distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes.

     Special  provisions of the Internal  Revenue Code govern the eligibility of
the  Fund's  dividends  for  the  dividends-received   deduction  for  corporate
shareholders.  Long-term  capital gains  distributions  are not eligible for the deduction.  The amount of  dividends  paid by the Fund that may  qualify for the deduction is limited to the aggregate  amount of qualifying  dividends  that the
Fund derives  from  portfolio  investments  that the Fund has held for a minimum period,  usually 46 days. A corporate  shareholder  will not be eligible for the deduction  on  dividends  paid on Fund shares  held for 45 days or less.  To the extent the Fund's  dividends are derived from gross income from option premiums, interest  income or  short-term  gains from the sale of  securities or dividends from foreign corporations, those dividends will not qualify for the deduction.

     The Fund may either retain or distribute  to  shareholders  its net capital gain for each taxable year.  The Fund  currently  intends to distribute any such amounts.  If net long term capital  gains are  distributed  and  designated as a capital gain  distribution,  it will be taxable to  shareholders  as a long-term capital gain and will be properly  identified in reports sent to shareholders in
January  of each  year.  Such  treatment  will  apply  no  matter  how  long the shareholder  has held his or her shares or whether that gain was  recognized  by the Fund before the shareholder acquired his or her shares.

     If the Fund elects to retain its net capital gain, the Fund will be subject to tax on it at the 35% corporate tax rate. If the Fund elects to retain its net capital gain, the Fund will provide to shareholders of record on the last day of its taxable year information  regarding their pro rata share of the gain and tax paid. As a result,  each  shareholder  will be required to report his or her pro rata  share of such gain on their tax return as  long-term  capital  gain,  will receive a  refundable  tax credit for  his/her pro rata share of tax paid by the
Fund on the gain,  and will  increase  the tax basis  for  his/her  shares by an amount equal to the deemed distribution less the tax credit.

     Investment  income  that may be received  by the Fund from  sources  within foreign  countries may be subject to foreign taxes  withheld at the source.  The
United  States has entered into tax treaties with many foreign  countries  which entitle the Fund to a reduced rate of, or exemption from,  taxes on such income.
The Fund may be subject to U.S. Federal income tax, and an interest  charge,  on certain  distributions  or gains  from the sale of shares  of a foreign  company considered  to be a PFIC,  even if those  amounts are paid out as  dividends  to shareholders.  To avoid imposition of the interest charge, the Fund may elect to
"mark to market" all PFIC shares that it holds at the end of each taxable  year.
In that case,  any  increase or decrease in the value of those  shares  would be recognized  as ordinary  income or as  ordinary  loss (but only to the extent of previously recognized "mark-to-market" gains).

     Distributions by the Fund that do not constitute  ordinary income dividends or  capital  gain  distributions  will be  treated as a return of capital to the extent  of the  shareholder's  tax basis in their  shares.  Any  excess  will be treated as gain from the sale of those shares, as discussed below.  Shareholders will be advised  annually  as to the U.S.  federal  income tax  consequences  of distributions made (or deemed made) during the year. If prior distributions made by the Fund must be  re-characterized  as a non-taxable return of capital at the end of the  fiscal  year as a result  of the  effect  of the  Fund's  investment policies, they will be identified as such in notices sent to shareholders.

     Distributions  by the Fund will be treated in the  manner  described  above regardless  of  whether  the  distributions  are paid in cash or  reinvested  in additional  shares of the Fund (or of another  fund).  Shareholders  receiving a distribution  in the form of  additional  shares will be treated as  receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

     The Fund will be  required  in certain  cases to  withhold  28% of ordinary income dividends, capital gains distributions and the proceeds of the redemption of  shares,  paid to any  shareholder  (1) who has  failed to  provide a correct taxpayer identification number or to properly certify that number when required,
(2) who is subject to backup  withholding  for  failure to report the receipt of interest or dividend  income  properly,  or (3) who has failed to certify to the
Fund that the shareholder is not subject to backup  withholding or is an "exempt recipient" (such as a corporation).  Any tax withheld by the Fund is remitted by the Fund to the U.S.  Treasury and all income and any tax withheld is identified in reports  mailed to  shareholders  in January of each year with a copy sent to the IRS.

Tax Effects of  Redemptions  of Shares.  If a shareholder  redeems all or a portion of his/her shares,  the shareholder will recognize a gain or loss on the redeemed shares in an amount equal to the difference between the proceeds of the redeemed shares and the shareholder's adjusted tax basis in the shares. All or a portion  of  any  loss  recognized  in  that  manner  may be  disallowed  if the shareholder  purchases  other  shares of the Fund within 30 days before or after the redemption.

     In general,  any gain or loss arising from the  redemption of shares of the
Fund will be  considered  capital  gain or loss,  if the  shares  were held as a capital asset. It will be long-term capital gain or loss if the shares were held for more than one year. However, any capital loss arising from the redemption of shares held for six months or less will be treated as a long-term  capital  loss to the extent of the amount of capital gain dividends  received on those shares.
Special holding period rules under the Internal  Revenue Code apply in this case to  determine  the  holding  period  of  shares  and  there  are  limits  on the deductibility of capital losses in any year.

Foreign Shareholders.  Under U.S. tax law, taxation of a shareholder who is a  foreign  person  (to  include,  but  not  limited  to,  a  nonresident  alien individual,  a foreign  trust, a foreign  estate,  a foreign  corporation,  or a foreign  partnership)  primarily  depends on whether the foreign person's income from the Fund is  effectively  connected  with the  conduct  of a U.S.  trade or business.  Typically,  ordinary income dividends paid from a mutual fund are not considered "effectively connected" income.

     Ordinary  income  dividends  that are paid by the Fund (and are  deemed not
"effectively connected income") to foreign persons will be subject to a U.S. tax withheld  by the Fund at a rate of 30%,  provided  the Fund  obtains a  properly completed and signed  Certificate of Foreign Status. The tax rate may be reduced if the  foreign  person's  country of  residence  has a tax treaty with the U.S.
allowing for a reduced tax rate on ordinary  income  dividends paid by the Fund.
Any tax  withheld by the Fund is remitted by the Fund to the U.S.  Treasury  and all income and any tax withheld is identified in reports mailed to  shareholders in March of each year with a copy sent to the IRS.

     If the ordinary income  dividends from the Fund are  effectively  connected with the conduct of a U.S. trade or business,  then the foreign person may claim an  exemption  from the U.S.  tax  described  above  provided the Fund obtains a properly  completed and signed  Certificate  of Foreign  Status.  If the foreign person fails to provide a certification of his/her foreign status, the Fund will be required to withhold U.S. tax at a rate of 28% on ordinary income  dividends, capital gains  distributions and the proceeds of the redemption of shares,  paid to any foreign  person.  Any tax withheld by the Fund is remitted by the Fund to the U.S.  Treasury and all income and any tax withheld is  identified in reports mailed to shareholders in January of each year with a copy sent to the IRS.

     The tax  consequences to foreign persons  entitled to claim the benefits of an applicable tax treaty may be different from those described  herein.  Foreign shareholders  are urged to consult  their own tax advisors or the U.S.  Internal
Revenue  Service with respect to the particular tax  consequences  to them of an investment in the Fund,  including  the  applicability  of the U.S.  withholding taxes described above.

Dividend  Reinvestment in Another Fund.  Shareholders of the Fund may elect to reinvest all dividends  and/or capital gains  distributions  in shares of the same class of any of the other  Oppenheimer  funds  into which you may  exchange shares.  Reinvestment  will be made without  sales charge at the net asset value per share in effect at the close of business on the payable date of the dividend or distribution.  To elect this option, the shareholder must notify the Transfer
Agent in writing  and must have an  existing  account in the fund  selected  for reinvestment.  Otherwise the shareholder first must obtain a prospectus for that fund and an application from the Distributor to establish an account.  Dividends and/or  distributions  from  shares of certain  other  Oppenheimer  funds may be invested in shares of this Fund on the same basis.

Additional Information About the Fund

The Distributor.  The Fund's shares are sold through  dealers,  brokers and other financial  institutions that have a sales agreement with  OppenheimerFunds
Distributor,  Inc.,  a  subsidiary  of the  Manager  that  acts  as  the  Fund's
Distributor.  The Distributor also distributes  shares of the other  Oppenheimer funds and is sub-distributor for funds managed by a subsidiary of the Manager.

The Transfer Agent.  OppenheimerFunds  Services, the Fund's Transfer Agent,
is a division of the  Manager.  It is  responsible  for  maintaining  the Fund's
shareholder  registry  and  shareholder   accounting  records,  and  for  paying
dividends  and  distributions  to  shareholders.  It  also  handles  shareholder servicing and administrative  functions.  It serves as the Transfer Agent for an annual per account  fee.  It also acts as  shareholder  servicing  agent for the other  Oppenheimer  funds.  Shareholders  should  direct  inquiries  about their accounts to the Transfer Agent at the address and toll-free numbers shown on the back cover.

The Custodian. Brown Brothers Harriman & Co. is the custodian of the Fund's assets. The custodian's  responsibilities  include  safeguarding and controlling the Fund's portfolio  securities and handling the delivery of such securities to and from the Fund.  It is the practice of the Fund to deal with the custodian in a manner  uninfluenced by any banking  relationship  the custodian may have with the Manager and its  affiliates.  The Fund's cash balances with the custodian in excess of  $100,000  are not  protected  by  federal  deposit  insurance.  Those uninsured balances at times may be substantial.

Independent  Registered  Public  Accounting  Firm.  KPMG LLP  serves as the independent  registered public accounting firm for the Fund. KPMG LLP audits the
Fund's  financial  statements and performs other related audit and tax services.
KPMG LLP also acts as the independent  registered public accounting firm for the
Manager and certain other funds advised by the Manager and its affiliates. Audit and non-audit  services provided by KPMG LLP to the Fund must be pre-approved by the Audit Committee.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER INTERNATIONAL VALUE TRUST:

We have audited the accompanying statement of assets and liabilities of
Oppenheimer International Value Fund (a series of Oppenheimer International
Value Trust), including the statement of investments, as of April 30, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the period August 1, 2003 (commencement of operations) to April 30, 2005, were audited by another independent registered public accounting firm, whose report dated May 26, 2005, expressed an unqualified opinion thereon.

      We conducted our audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.
An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2008, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
Oppenheimer International Value Fund as of April 30, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three- year period then ended, in conformity with U.S.
generally accepted accounting principles.

/s/ KPMG LLP
KPMG LLP

Denver, Colorado
June 12, 2008

                   F28 | OPPENHEIMER INTERNATIONAL VALUE FUND

STATEMENT OF INVESTMENTS April 30, 2008
--------------------------------------------------------------------------------

                                                       SHARES            VALUE
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCKS--97.8%
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY--24.4%
--------------------------------------------------------------------------------
AUTO COMPONENTS--2.3%
Continental AG 1                                       25,380      $ 2,990,639
--------------------------------------------------------------------------------
Toyota Auto Body Co. Ltd.                             109,800        2,187,611
                                                                   -------------
                                                                     5,178,250

--------------------------------------------------------------------------------
AUTOMOBILES--5.4%
Bayerische Motoren Werke (BMW) AG                     101,220        5,540,702
--------------------------------------------------------------------------------
Hyundai Motor Co.                                      40,759        3,428,206
--------------------------------------------------------------------------------
Toyota Motor Corp.                                     66,380        3,376,312
                                                                   -------------
                                                                    12,345,220

--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--0.5%
Compass Group plc                                     176,490        1,188,304
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--5.7%
Barratt Developments plc 2                            338,230        1,836,538
--------------------------------------------------------------------------------
First Juken Co. Ltd.                                  415,800        1,715,422
--------------------------------------------------------------------------------
Grande Holdings Ltd. (The)                          1,136,000          281,729
--------------------------------------------------------------------------------
Haseko Corp.                                        3,924,000        5,736,389
--------------------------------------------------------------------------------
Taylor Wimpey plc                                     740,339        1,876,762
--------------------------------------------------------------------------------
Thomson SA                                            250,310        1,597,558
                                                                   -------------
                                                                    13,044,398

--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.4%
Sega Sammy Holdings, Inc.                              68,900          838,228
--------------------------------------------------------------------------------
MEDIA--4.4%
British Sky Broadcasting Group plc                    166,745        1,798,633
--------------------------------------------------------------------------------
Societe Television Francaise 1 1                      149,600        3,155,312
--------------------------------------------------------------------------------
Vivendi SA 3                                          124,430        5,065,175
                                                                   -------------
                                                                    10,019,120

--------------------------------------------------------------------------------
SPECIALTY RETAIL--3.2%
Aoyama Trading Co.                                     81,073      $ 1,843,471
--------------------------------------------------------------------------------
Dickson Concepts International Ltd.                 2,483,500        1,835,581
--------------------------------------------------------------------------------
OTSUKA KAGU Ltd.                                       47,500          637,231
--------------------------------------------------------------------------------
Signet Group plc                                    2,258,980        3,062,532
                                                                   -------------
                                                                     7,378,815

--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--2.5%
Aksa Akrilik Kimya Sanayii AS                       2,137,912        3,617,353
--------------------------------------------------------------------------------
Asics Corp.                                           203,000        2,059,128
                                                                   -------------
                                                                     5,676,481

--------------------------------------------------------------------------------
CONSUMER STAPLES--6.1%
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.7%
Tesco plc                                             465,396        3,933,615
--------------------------------------------------------------------------------
FOOD PRODUCTS--2.7%
Nestle SA                                              12,687        6,085,450
--------------------------------------------------------------------------------
PERSONAL PRODUCTS--1.7%
Coreana Cosmetics Co. Ltd. 3                          854,874        1,193,660
--------------------------------------------------------------------------------
Pacific Corp.                                          19,909        2,611,114
                                                                   -------------
                                                                     3,804,774

--------------------------------------------------------------------------------
ENERGY--7.4%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--3.1%
Petroleum Geo-Services ASA                            134,500        3,640,730
--------------------------------------------------------------------------------
Seabird Exploration Ltd. 3                          1,169,355        3,297,324
                                                                   -------------
                                                                     6,938,054

--------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS--4.3%
Eni SpA                                               134,790        5,190,445
--------------------------------------------------------------------------------
Esso (Thailand) Public Co. Ltd. 3                   2,453,400          773,699
--------------------------------------------------------------------------------
Total SA                                               45,960        3,870,965
                                                                   -------------
                                                                     9,835,109

                    F1 | OPPENHEIMER INTERNATIONAL VALUE FUND

STATEMENT OF INVESTMENTS Continued
--------------------------------------------------------------------------------

                                                       SHARES            VALUE
--------------------------------------------------------------------------------

FINANCIALS--23.0%
--------------------------------------------------------------------------------
CAPITAL MARKETS--1.4%
Credit Suisse Group 1                                  47,848      $ 2,563,123
--------------------------------------------------------------------------------
Ichiyoshi Securities Co. Ltd.                          60,100          651,735
                                                                   -------------
                                                                     3,214,858

--------------------------------------------------------------------------------
COMMERCIAL BANKS--7.2%
Anglo Irish Bank Corp.                                164,044        2,235,678
--------------------------------------------------------------------------------
Bank of Ireland                                       501,493        6,888,328
--------------------------------------------------------------------------------
Credit Agricole SA                                     79,081        2,662,365
--------------------------------------------------------------------------------
National Bank of Greece SA                             29,640        1,645,767
--------------------------------------------------------------------------------
Royal Bank of Scotland Group plc (The)                458,704        3,098,923
                                                                   -------------
                                                                    16,531,061

--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--1.8%
Investor AB, B Shares                                 138,477        3,296,025
--------------------------------------------------------------------------------
RHJ International Ltd. 3                               67,704          882,129
                                                                   -------------
                                                                     4,178,154

--------------------------------------------------------------------------------
INSURANCE--8.4%
Aegon NV 1                                            359,474        5,758,446
--------------------------------------------------------------------------------
Fondiaria-Sai SpA                                     277,742        7,333,029
--------------------------------------------------------------------------------
Swiss Reinsurance Co.                                  72,062        6,008,934
                                                                   -------------
                                                                    19,100,409

--------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--3.0%
COSMOS INITIA Co. Ltd.                                973,000        3,039,377
--------------------------------------------------------------------------------
Emperor Entertainment Hotel Ltd.                    6,864,000        1,576,585
--------------------------------------------------------------------------------
Eurocastle Investment Ltd.                             47,100          571,409
--------------------------------------------------------------------------------
Shanghai Forte Land Co. Ltd.                        3,861,000        1,687,329
                                                                   -------------
                                                                     6,874,700

--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--1.2%
Paragon Group Cos. plc                              1,343,350      $ 2,672,915
--------------------------------------------------------------------------------
HEALTH CARE--6.2%
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--1.2%
Mediceo Paltac Holdings Co. Ltd.                      164,360        2,772,394
--------------------------------------------------------------------------------
PHARMACEUTICALS--5.0%
GlaxoSmithKline plc                                   172,616        3,823,939
--------------------------------------------------------------------------------
Sanofi-Aventis SA                                      53,520        4,122,430
--------------------------------------------------------------------------------
Takeda Pharmaceutical Co. Ltd.                         62,900        3,339,722
                                                                   -------------
                                                                    11,286,091

--------------------------------------------------------------------------------
INDUSTRIALS--10.3%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.2%
Safran SA                                             125,216        2,618,321
--------------------------------------------------------------------------------
AIRLINES--3.8%
Deutsche Lufthansa AG                                 101,409        2,680,750
--------------------------------------------------------------------------------
Jazz Air Income Fund                                  510,400        3,942,917
--------------------------------------------------------------------------------
Turk Hava Yollari Anonim Ortakligi 3                  384,100        2,137,099
                                                                   -------------
                                                                     8,760,766

--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--1.9%
Corporate Express                                      96,300        1,107,778
--------------------------------------------------------------------------------
Sperian Protection                                     26,140        3,326,531
                                                                   -------------
                                                                     4,434,309

--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--1.7%
Joongang Construction Co. Ltd. 3                      139,290        1,819,876
--------------------------------------------------------------------------------
Vinci SA                                               28,360        2,093,473
                                                                   -------------
                                                                     3,913,349

--------------------------------------------------------------------------------
MARINE--0.9%
Evergreen Marine Corp.                              2,083,000        1,987,393

                   F2 | OPPENHEIMER INTERNATIONAL VALUE FUND

                                                       SHARES            VALUE
--------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS--0.2%
Wolseley plc                                           47,290      $   468,311
--------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE--0.6%
Master Marine AS 3,4                                   22,000           47,553
--------------------------------------------------------------------------------
Master Marine AS 3,4                                  619,900        1,339,916
                                                                   -------------
                                                                     1,387,469

--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--9.1%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--1.8%
Nokia Oyj                                             133,150        4,008,030
--------------------------------------------------------------------------------
SunCorp Technologies Ltd. 3                         3,032,000           39,684
                                                                   -------------
                                                                     4,047,714

--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--4.8%
Fujitsu Ltd.                                          450,237        2,896,660
--------------------------------------------------------------------------------
Gemalto NV 3                                           77,070        2,493,466
--------------------------------------------------------------------------------
Japan Digital Laboratory Co. Ltd.                     403,800        5,445,345
--------------------------------------------------------------------------------
Lafe Technology Ltd.                                1,587,600          146,344
                                                                   -------------
                                                                    10,981,815

--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--1.4%
A&D Co. Ltd.                                          219,000        1,950,889
--------------------------------------------------------------------------------
Nichicon Corp.                                        159,600        1,229,210
                                                                   -------------
                                                                     3,180,099

--------------------------------------------------------------------------------
OFFICE ELECTRONICS--1.1%
Canon, Inc.                                            51,270        2,563,870
--------------------------------------------------------------------------------
MATERIALS--3.7%
--------------------------------------------------------------------------------
CHEMICALS--0.9%
Arkema 3                                               37,912        2,190,647
--------------------------------------------------------------------------------
METALS & MINING--2.8%
Arcelor                                                35,005        3,093,849
--------------------------------------------------------------------------------
Hindalco Industries Ltd. 3                            671,700        3,213,848
                                                                   -------------
                                                                     6,307,697

--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--6.9%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--4.8%
Cable & Wireless plc                                  373,595       $1,100,938
--------------------------------------------------------------------------------
France Telecom SA                                     116,091        3,654,411
--------------------------------------------------------------------------------
Telecom Italia SpA                                  2,108,210        3,453,132
--------------------------------------------------------------------------------
Telefonos de Mexico SA de CV, Cl. L                 1,523,090        2,753,215
                                                                   -------------
                                                                    10,961,696

--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--2.1%
KDDI Corp.                                                374        2,407,756
--------------------------------------------------------------------------------
Vodafone Group plc                                    775,968        2,454,336
                                                                   -------------
                                                                     4,862,092

--------------------------------------------------------------------------------
UTILITIES--0.7%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.7%
Okinawa Electric Power Co. (The)                       36,840        1,610,334
                                                                   -------------
Total Common Stocks (Cost $ 227,879,129)                           223,172,282

                                                    PRINCIPAL
                                                       AMOUNT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CONVERTIBLE CORPORATE BONDS AND NOTES--0.9%
--------------------------------------------------------------------------------

AED Oil Ltd., 6.50% Cv. Unsec. Unsub. Nts.,
2/23/12 4                                          $1,846,000        1,587,560
--------------------------------------------------------------------------------
Master Marine AS, 6% Cv. Nts., 6/1/10 4             2,874,000 NOK      565,871
                                                                   -------------
Total Convertible Corporate Bonds and Notes
(Cost $ 2,531,755)                                                   2,153,431

--------------------------------------------------------------------------------
STRUCTURED SECURITIES--0.5%
--------------------------------------------------------------------------------

Morgan Stanley & Co. International plc,
Ryanair Holdings plc Equity Linked Securities,
1/14/10 (Cost $ 1,249,138)                            225,000        1,031,554

                   F3 | OPPENHEIMER INTERNATIONAL VALUE FUND

STATEMENT OF INVESTMENTS April 30, 2008
--------------------------------------------------------------------------------

                                                    PRINCIPAL
                                                       AMOUNT            VALUE
--------------------------------------------------------------------------------

Total Investments, at Value
(excluding Investments Purchased with
Cash Collateral from Securities Loaned)
(Cost $ 231,660,022)                                              $226,357,267

--------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL
FROM SECURITIES LOANED -- 6.5% 5
--------------------------------------------------------------------------------

Undivided interest of 0.21% in joint repurchase
agreement (Principal Amount/Value $7,000,000,000
with a maturity value of $7,000,388,889) with
Barclays Capital, 2%, dated 4/30/08, to
be repurchased at $14,783,396 on 5/1/08,
collateralized by U.S. Agency Mortgages,
0%-7%, 6/4/12-4/25/38,
with a value of $ 7,140,000,000
(Cost $ 14,782,575)                               $14,782,575       14,782,575

                                                                         VALUE
--------------------------------------------------------------------------------

TOTAL INVESTMENTS,AT VALUE (COST $ 246,442,597)      105.7%     $  241,139,842
--------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                 (5.7)        (12,946,093)
                                                  ------------------------------

NET ASSETS                                           100.0%     $  228,193,749
                                                  ==============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

Principal amount is reported in U.S. Dollars, except for those denoted in the following currency:

NOK  Norwegian Krone

1. Partial or fully-loaned security. See Note 8 of accompanying Notes.

2. A sufficient amount of securities has been designated to cover outstanding foreign currency contracts. See Note 5 of accompanying Notes.

3. Non-income producing security.

4. Illiquid security. The aggregate value of illiquid securities as of April 30,
2008 was $3,540,900, which represents 1.55% of the Fund's net assets. See Note 7 of accompanying Notes.

5. The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 8 of accompanying Notes.

The following issuer is or was an affiliate, as defined in the Investment
Company Act of 1940, at or during the period ended April 30, 2008 by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment advisor. There were no affiliate securities held by the Fund as of April 30, 2008. Transactions during the period in which the issuer was an affiliate are as follows:

                                                              SHARES         GROSS         GROSS           SHARES
                                                      APRIL 30, 2007     ADDITIONS    REDUCTIONS   APRIL 30, 2008
-------------------------------------------------------------------------------------------------------------------

Oppenheimer Institutional Money Market Fund, Cl. E         6,813,546   139,754,380   146,567,926              --

                                                                                                         DIVIDEND
                                                                                                           INCOME
-------------------------------------------------------------------------------------------------------------------

Oppenheimer Institutional Money Market Fund, Cl. E                                                     $ 323,690

                    F4 | OPPENHEIMER INTERNATIONAL VALUE FUND

--------------------------------------------------------------------------------
FOREIGN CURRENCY EXCHANGE CONTRACTS AS OF APRIL 30, 2008 ARE AS FOLLOWS:
--------------------------------------------------------------------------------

                                        CONTRACT
                                          AMOUNT           EXPIRATION                   UNREALIZED
CONTRACT DESCRIPTION         BUY/SELL      (000S)                DATE         VALUE   DEPRECIATION
----------------------------------------------------------------------------------------------------

Australian Dollar (AUD)          Sell        435 AUD    5/1/08-5/2/08   $   410,811    $     3,163
Euro (EUR)                       Sell     12,800 EUR          8/28/08    19,871,755        643,723
Japanese Yen (JPY)               Sell    863,588 JPY   5/2/08-8/28/08     8,359,090        162,826
                                                                        ----------------------------
                                                                        $28,641,656    $   809,712
                                                                        ============================

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF
TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

GEOGRAPHIC HOLDINGS                                         VALUE   PERCENT
-----------------------------------------------------------------------------

Japan                                                $ 46,301,084      19.2%
France                                                 39,944,503      16.6
United Kingdom                                         27,315,746      11.3
Italy                                                  15,976,606       6.6
United States                                          14,782,575       6.1
Switzerland                                            14,657,507       6.1
Germany                                                11,212,091       4.6
Ireland                                                10,155,560       4.2
Korea, Republic of South                                9,052,856       3.8
Norway                                                  8,891,394       3.7
The Netherlands                                         7,437,633       3.1
Turkey                                                  5,754,452       2.4
Finland                                                 4,008,030       1.7
Canada                                                  3,942,917       1.6
Bermuda                                                 3,558,510       1.5
Sweden                                                  3,296,025       1.4
India                                                   3,213,848       1.3
Mexico                                                  2,753,215       1.1
Taiwan                                                  1,987,393       0.8
China                                                   1,687,329       0.7
Greece                                                  1,645,767       0.7
Australia                                               1,587,560       0.7
Belgium                                                   882,129       0.4
Thailand                                                  773,699       0.3
Hong Kong                                                 321,413       0.1
                                                     ------------------------
Total                                                $241,139,842     100.0%
                                                     ========================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                   F5 | OPPENHEIMER INTERNATIONAL VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES  April 30, 2008
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
ASSETS
---------------------------------------------------------------------------------------------

Investments, at value (cost $246,442,597)--see accompanying statement of
investments                                                                   $ 241,139,842
---------------------------------------------------------------------------------------------
Cash--foreign currencies (cost $ 900,739)                                           915,689
---------------------------------------------------------------------------------------------
Receivables and other assets:
Interest and dividends                                                            1,951,106
Investments sold                                                                  1,344,568
Shares of beneficial interest sold                                                  202,698
Other                                                                                15,090
                                                                              ---------------
Total assets                                                                    245,568,993

---------------------------------------------------------------------------------------------
LIABILITIES
---------------------------------------------------------------------------------------------

Bank overdraft                                                                      907,247
---------------------------------------------------------------------------------------------
Return of collateral for securities loaned                                       14,782,575
---------------------------------------------------------------------------------------------
Unrealized depreciation on foreign currency exchange contracts                      809,712
---------------------------------------------------------------------------------------------
Payables and other liabilities:
Shares of beneficial interest redeemed                                              729,583
Shareholder communications                                                           35,896
Transfer and shareholder servicing agent fees                                        31,620
Distribution and service plan fees                                                   25,349
Trustees' compensation                                                               15,259
Other                                                                                38,003
                                                                              ---------------
Total liabilities                                                                17,375,244

---------------------------------------------------------------------------------------------
NET ASSETS                                                                    $ 228,193,749
                                                                              ===============

---------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
---------------------------------------------------------------------------------------------

Par value of shares of beneficial interest                                    $      13,990
---------------------------------------------------------------------------------------------
Additional paid-in capital                                                      238,751,401
---------------------------------------------------------------------------------------------
Accumulated net investment income                                                 1,509,151
---------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency
transactions                                                                     (5,991,123)
---------------------------------------------------------------------------------------------
Net unrealized depreciation on investments and translation
of assets and liabilities denominated in foreign currencies                      (6,089,670)
                                                                              ---------------
NET ASSETS                                                                    $ 228,193,749
                                                                              ===============

                   F6 | OPPENHEIMER INTERNATIONAL VALUE FUND

---------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
---------------------------------------------------------------------------------------------

Class A Shares:
Net asset value and redemption price per share (based on net assets of
$98,537,020 and 6,020,369 shares of beneficial interest outstanding)          $       16.37
Maximum offering price per share (net asset value plus sales charge of
5.75% of offering price)                                                      $       17.37
---------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of
$16,057,204 and 996,532 shares of beneficial interest outstanding)            $       16.11
---------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of
$29,808,885 and 1,851,490 shares of beneficial interest outstanding)          $       16.10
---------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of
$49,363 and 3,028 shares of beneficial interest outstanding)                  $       16.30
---------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $ 83,741,277 and 5,118,440 shares of beneficial
interest outstanding)                                                         $       16.36

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                   F7 | OPPENHEIMER INTERNATIONAL VALUE FUND

STATEMENT OF OPERATIONS For The Year Ended April 30, 2008
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
INVESTMENT INCOME
---------------------------------------------------------------------------------------------

Dividends:
Unaffiliated companies (net of foreign withholding taxes of $ 501,344)        $   6,084,914
Affiliated companies                                                                323,690
---------------------------------------------------------------------------------------------
Portfolio lending fees                                                               99,180
---------------------------------------------------------------------------------------------
Interest                                                                             91,921
---------------------------------------------------------------------------------------------
Other income                                                                          2,025
                                                                              ---------------
Total investment income                                                           6,601,730

---------------------------------------------------------------------------------------------
EXPENSES
---------------------------------------------------------------------------------------------

Management fees                                                                   1,895,202
---------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                             305,257
Class B                                                                             215,919
Class C                                                                             386,249
Class N                                                                                  29
---------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                             230,406
Class B                                                                              61,515
Class C                                                                              79,497
Class N                                                                                  60
Class Y                                                                               1,793
---------------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                              47,484
Class B                                                                              12,132
Class C                                                                              13,091
Class N                                                                                   8
Class Y                                                                                  76

---------------------------------------------------------------------------------------------
Custodian fees and expenses                                                          44,598
---------------------------------------------------------------------------------------------
Trustees' compensation                                                                8,217
---------------------------------------------------------------------------------------------
Other                                                                                55,232
                                                                              ---------------
Total expenses                                                                    3,356,765
Less reduction to custodian expenses                                                 (4,727)
Less waivers and reimbursements of expenses                                          (6,473)
                                                                              ---------------
Net expenses                                                                      3,345,565

---------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                             3,256,165

                   F8 | OPPENHEIMER INTERNATIONAL VALUE FUND

---------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
---------------------------------------------------------------------------------------------

Net realized gain (loss) on:
Investments from unaffiliated companies (net of foreign capital gains
tax of $ 50,154)                                                              $  (5,910,992)
Closing and expiration of option contracts written                                   54,227
Foreign currency transactions                                                     4,697,983
                                                                              ---------------
Net realized loss                                                                (1,158,782)
---------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                                     (55,756,506)
Translation of assets and liabilities denominated in foreign currencies          14,439,724
                                                                              ---------------
Net change in unrealized depreciation                                           (41,316,782)

---------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                          $ (39,219,399)
                                                                              ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                   F9 | OPPENHEIMER INTERNATIONAL VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED APRIL 30,                                                       2008             2007
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------------------------

Net investment income                                             $   3,256,165    $   1,855,858
--------------------------------------------------------------------------------------------------
Net realized gain (loss)                                             (1,158,782)       6,948,648
--------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                (41,316,782)      18,877,192
                                                                  --------------------------------
Net increase (decrease) in net assets resulting from operations     (39,219,399)      27,681,698

--------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------

Dividends from net investment income:
Class A                                                              (1,214,075)      (1,189,075)
Class B                                                                      --          (54,596)
Class C                                                                 (23,061)        (143,190)
Class N                                                                     (12)              --
Class Y                                                                (560,350)             (16)
                                                                  --------------------------------
                                                                     (1,797,498)      (1,386,877)

--------------------------------------------------------------------------------------------------
Distributions from net realized gain:

Class A                                                              (5,085,508)      (4,112,243)
Class B                                                                (829,456)        (731,519)
Class C                                                              (1,484,416)      (1,272,488)
Class N                                                                     (37)              --
Class Y                                                              (1,583,604)             (45)
                                                                  --------------------------------
                                                                     (8,983,021)      (6,116,295)

--------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
--------------------------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
from beneficial interest transactions:
Class A                                                             (12,806,392)      50,029,878
Class B                                                              (4,062,221)       6,154,227
Class C                                                              (4,444,812)      12,409,551
Class N                                                                  46,964               --
Class Y                                                              93,020,075               --
                                                                  --------------------------------

                                                                     71,753,614       68,593,656

--------------------------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------------------------

Total increase                                                       21,753,696       88,772,182
--------------------------------------------------------------------------------------------------
Beginning of period                                                 206,440,053      117,667,871
                                                                  --------------------------------

End of period (including accumulated net investment income
of $1,509,151 and $843,666, respectively)                         $ 228,193,749    $ 206,440,053
                                                                  ================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                   F10 | OPPENHEIMER INTERNATIONAL VALUE FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A YEAR ENDED APRIL 30,                           2008          2007          2006        2005     2004 1
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period              $   20.14     $   17.84      $  14.43    $  12.98    $ 10.00
----------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   .28 2         .28 2         .12 2       .15 2      .01
Net realized and unrealized gain (loss)               (3.16)         2.93          3.84        2.10       3.02
                                                  --------------------------------------------------------------
Total from investment operations                      (2.88)         3.21          3.96        2.25       3.03
----------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                   (.17)         (.20)         (.20)         --         --
Distributions from net realized gain                   (.72)         (.71)         (.35)       (.80)      (.05)
                                                  --------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                        (.89)         (.91)         (.55)       (.80)      (.05)
----------------------------------------------------------------------------------------------------------------

Net asset value, end of period                    $   16.37     $   20.14      $  17.84    $  14.43    $ 12.98
                                                  ==============================================================

----------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                   (14.80)%       18.49%        27.98%      17.74%     30.35%
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------

Net assets, end of period (in thousands)          $  98,537     $ 139,691      $ 76,304    $ 29,831    $ 6,753
----------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $ 131,199     $ 100,351      $ 52,647    $ 11,186    $ 6,126
----------------------------------------------------------------------------------------------------------------

Ratios to average net assets: 4
Net investment income                                  1.51%         1.51%         0.72%       1.05%      0.14%
Total expenses                                         1.34% 5       1.36% 5       1.43%       1.63%      2.13%
Expenses after payments, waivers and/or
reimbursements and reduction to custodian
expenses                                               1.34%         1.36%         1.43%       1.54%      1.70%
----------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  52%           38%           49%         60%        30%

1. For the period from August 1, 2003 (commencement of operations) to April 30,
2004.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment at net asset value on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses including indirect expenses from affiliated fund were as follows:

        Year Ended April 30, 2008        1.34%
        Year Ended April 30, 2007        1.36%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                    F11 | OPPENHEIMER INTERNATIONAL VALUE FUND

FINANCIAL HIGHLIGHTS Continued
--------------------------------------------------------------------------------

CLASS B YEAR ENDED APRIL 30,                           2008          2007          2006      2005 1
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------

Net asset value, beginning of period              $   19.83     $   17.60      $  14.28    $  12.99
-----------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss) 2                          .12           .11          (.02)        .01
Net realized and unrealized gain (loss)               (3.12)         2.88          3.79        2.08
                                                  ---------------------------------------------------
Total from investment operations                      (3.00)         2.99          3.77        2.09
-----------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     --          (.05)         (.10)         --
Distributions from net realized gain                   (.72)         (.71)         (.35)       (.80)
                                                  ---------------------------------------------------
Total dividends and/or distributions
to shareholders                                        (.72)         (.76)         (.45)       (.80)
-----------------------------------------------------------------------------------------------------

Net asset value, end of period                    $   16.11     $   19.83      $  17.60    $  14.28
                                                  ===================================================

-----------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                   (15.56)%       17.39%        26.82%      16.47%
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------

Net assets, end of period (in thousands)          $  16,057     $  24,525      $ 15,876    $  7,695
-----------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $  21,630     $  18,659      $ 12,099    $  1,997
-----------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income (loss)                           0.63%         0.62%        (0.16)%      0.04%
Total expenses                                         2.24% 5       2.27% 5       2.34%       2.59%
Expenses after payments, waivers and/or
reimbursements and reduction to custodian
expenses                                               2.24%         2.27%         2.34%       2.45%
-----------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  52%           38%           49%         60%

1. For the period from May 6, 2004 (inception of offering) to April 30, 2005.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment at net asset value on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses including indirect expenses from affiliated fund were as follows:

        Year Ended April 30, 2008       2.24%
        Year Ended April 30, 2007       2.27%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                    F12 | OPPENHEIMER INTERNATIONAL VALUE FUND

CLASS C YEAR ENDED APRIL 30,                           2008         2007        2006      2005 1
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------

Net asset value, beginning of period              $   19.81     $  17.59    $  14.28    $  12.99
--------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss) 2                          .13          .13        (.01)        .02
Net realized and unrealized gain (loss)               (3.11)        2.88        3.80        2.07
                                                  ------------------------------------------------
Total from investment operations                      (2.98)        3.01        3.79        2.09
--------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                   (.01)        (.08)       (.13)         --
Distributions from net realized gain                   (.72)        (.71)       (.35)       (.80)
                                                  ------------------------------------------------
Total dividends and/or distributions
to shareholders                                        (.73)        (.79)       (.48)       (.80)
--------------------------------------------------------------------------------------------------

Net asset value, end of period                    $   16.10     $  19.81    $  17.59    $  14.28
                                                  ================================================

--------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                   (15.47)%      17.51%      26.98%      16.47%
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------

Net assets, end of period (in thousands)          $  29,809     $ 42,223    $ 25,487    $  9,565
--------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $  38,575     $ 31,937    $ 17,903    $  2,364
--------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income (loss)                           0.73%        0.71%      (0.09)%      0.12%
Total expenses                                         2.14% 5      2.16% 5     2.23%       2.44%
Expenses after payments, waivers and/or
reimbursements and reduction to custodian
expenses                                               2.14%        2.16%       2.23%       2.41%
--------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  52%          38%         49%         60%

1. For the period from May 6, 2004 (inception of offering) to April 30, 2005.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment at net asset value on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses including indirect expenses from affiliated fund were as follows:

        Year Ended April 30, 2008       2.14%
        Year Ended April 30, 2007       2.16%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                   F13 | OPPENHEIMER INTERNATIONAL VALUE FUND

FINANCIAL HIGHLIGHTS Continued
--------------------------------------------------------------------------------

CLASS N PERIOD ENDED APRIL 30,                            2008 1
-------------------------------------------------------------------

-------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------

Net asset value, beginning of period                  $   19.31
-------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                     .39
Net realized and unrealized loss                          (2.44)
                                                      -------------
Total from investment operations                          (2.05)
-------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                       (.24)
Distributions from net realized gain                       (.72)
                                                      -------------
Total dividends and/or distributions to shareholders       (.96)
-------------------------------------------------------------------

Net asset value, end of period                        $   16.30
                                                      =============

-------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                       (11.20)%
-------------------------------------------------------------------

-------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------

Net assets, end of period (in thousands)              $      50
-------------------------------------------------------------------
Average net assets (in thousands)                     $      13
-------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                      5.48%
Total expenses                                             2.49% 5
Expenses after payments, waivers and/or
reimbursements and reduction to custodian
expenses                                                   1.89%
-------------------------------------------------------------------
Portfolio turnover rate                                      52%

1. For the period from November 16, 2007 (inception of offering) to April 30,
2008.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment at net asset value on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses including indirect expenses from affiliated fund were as follows:

        Period Ended April 30, 2008     2.49%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                   F14 | OPPENHEIMER INTERNATIONAL VALUE FUND

CLASS Y YEAR ENDED APRIL 30,                                2008            2007          2006 1
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------

Net asset value, beginning of period                   $   20.16         $ 17.84         $ 15.61
---------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                      .45             .34             .07
Net realized and unrealized gain (loss)                    (3.27)           2.94            2.76
                                                       --------------------------------------------
Total from investment operations                           (2.82)           3.28            2.83
---------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                        (.26)           (.25)           (.25)
Distributions from net realized gain                        (.72)           (.71)           (.35)
                                                       --------------------------------------------
Total dividends and/or distributions to shareholders        (.98)           (.96)           (.60)
---------------------------------------------------------------------------------------------------
Net asset value, end of period                         $   16.36         $ 20.16         $ 17.84
                                                       ============================================

---------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                        (14.57)%         18.89%          18.68%
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------

Net assets, end of period (in thousands)               $  83,741         $     1         $     1
---------------------------------------------------------------------------------------------------
Average net assets (in thousands)                      $  31,213         $     1         $     1
---------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                       2.75%           1.87%           0.73%
Total expenses                                              0.90% 5,6,7     0.94% 5,6,7     1.01% 6
---------------------------------------------------------------------------------------------------
Portfolio turnover rate                                       52%             38%             49%

1. For the period from September 27, 2005 (inception of offering) to April 30,
2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment at net asset value on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses including indirect expenses from affiliated fund were as follows:

        Year Ended April 30, 2008     0.90%
        Year Ended April 30, 2007     0.94%

6. Reduction to custodian expenses less than 0.005%.

7. Waiver or reimbursement of indirect management fees less than 0.005%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                   F15 | OPPENHEIMER INTERNATIONAL VALUE FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer International Value Fund (the "Fund"), a series of Oppenheimer
International Value Trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek long-term capital appreciation. The Fund's investment adviser is OppenheimerFunds, Inc. (the "Manager").

     The Fund offers Class A, Class B, Class C, Class N and Class Y shares.
Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge ("CDSC"). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for
Class Y shares. Class B shares will automatically convert to Class A shares 72 months after the date of purchase. The Fund assesses a 2% fee on the proceeds of fund shares that are redeemed (either by selling or exchanging to another
Oppenheimer fund) within 30 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.

     The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M.
Eastern time, on each day the Exchange is open for trading. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities traded on a registered U.S.
securities exchange are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued.
Securities whose principal exchange is NASDAQ(R) are valued based on the closing price reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked"
prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange.
Corporate, government and municipal debt instruments having a remaining

                   F16 | OPPENHEIMER INTERNATIONAL VALUE FUND

maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities for which market quotations are not readily available are valued at their fair value.
Securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Shares of a registered investment company that are not traded on an exchange are valued at the acquired investment company's net asset value per share. "Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

--------------------------------------------------------------------------------
STRUCTURED SECURITIES. The Fund invests in structured securities whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured securities are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations. The Fund records a realized gain or loss when a structured security is sold or matures.

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in
U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the
Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

     Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

                   F17 | OPPENHEIMER INTERNATIONAL VALUE FUND

NOTES TO FINANCIAL STATEMENTS Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

INVESTMENTS IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is
permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer
Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the
Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

--------------------------------------------------------------------------------
INVESTMENTS WITH OFF-BALANCE SHEET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives)
that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's
Statement of Assets and Liabilities.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal
Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting period ends.

                   F18 | OPPENHEIMER INTERNATIONAL VALUE FUND

The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                          NET UNREALIZED
                                                            DEPRECIATION
                                                        BASED ON COST OF
                                                          SECURITIES AND
      UNDISTRIBUTED  UNDISTRIBUTED        ACCUMULATED  OTHER INVESTMENTS
      NET INVESTMENT     LONG-TERM               LOSS FOR FEDERAL INCOME
      INCOME                  GAIN CARRYFORWARD 1,2,3       TAX PURPOSES
      ------------------------------------------------------------------

      $ 1,772,210    $          -- $        4,134,256 $        8,194,748

1. As of April 30, 2008, the Fund had $1,999,335 of post-October losses available to offset future realized capital gains, if any. Such losses, if unutilized, will expire in 2017.

2. The Fund had $1,905,168 of post-October foreign currency losses which were deferred.

3. The Fund had $229,753 of post-October passive foreign investment company losses which were deferred.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

Accordingly, the following amounts have been reclassified for April 30, 2008.
Net assets of the Fund were unaffected by the reclassifications.

                                                            REDUCTION TO
                                  REDUCTION TO               ACCUMULATED
                                   ACCUMULATED              NET REALIZED
      INCREASE TO               NET INVESTMENT                   LOSS ON
      PAID-IN CAPITAL                   INCOME             INVESTMENTS 4
      ------------------------------------------------------------------

      $ 63,272                  $      793,182         $         729,910

4.$ 63,272, including $91 of long-term capital gain, was distributed in connection with Fund share redemptions.

The tax character of distributions paid during the years ended April 30, 2008 and April 30, 2007 was as follows:

                                         YEAR ENDED           YEAR ENDED
                                     APRIL 30, 2008       APRIL 30, 2007
      ------------------------------------------------------------------

      Distributions paid from:
      Ordinary income           $       5,928,013    $         5,959,147
      Long-term capital gain            4,852,506              1,544,025
                                ----------------------------------------
      Total                     $      10,780,519    $         7,503,172
                                ========================================

                   F19  |  OPPENHEIMER INTERNATIONAL VALUE FUND

NOTES TO FINANCIAL STATEMENTS Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1.  SIGNIFICANT ACCOUNTING POLICIES Continued

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of April 30, 2008 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

      Federal tax cost of securities          $ 249,357,386
      Federal tax cost of other investments     (27,740,595)
                                              -------------
      Total federal tax cost                  $ 221,616,791
                                              =============

      Gross unrealized appreciation           $  23,675,069
      Gross unrealized depreciation             (31,869,817)
                                              -------------
      Net unrealized depreciation             $  (8,194,748)
                                              =============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan (the
"Plan") for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006
(the "Freeze Date") and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the year ended April 30, 2008, the Fund's projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

      Projected Benefit Obligations Increased      $    3,984
      Payments Made to Retired Trustees                 2,271
      Accumulated Liability as of April 30, 2008       10,813

The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the
Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other"
within the asset section of the Statement of Assets and Liabilities. Deferral of
trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

                   F20  |  OPPENHEIMER INTERNATIONAL VALUE FUND

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually or at other times as deemed necessary by the Manager.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the
Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date.
Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the
Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

                   F21  |  OPPENHEIMER INTERNATIONAL VALUE FUND

NOTES TO FINANCIAL STATEMENTS Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                 YEAR ENDED APRIL 30, 2008 1         YEAR ENDED APRIL 30, 2007
                                     SHARES           AMOUNT           SHARES           AMOUNT
-------------------------------------------------------------------------------------------------

CLASS A
Sold                              2,069,406   $   39,891,952        4,011,495   $   74,723,939
Dividends and/or
distributions reinvested            302,862        5,630,214          244,920        4,504,013
Redeemed                         (3,289,525)     (58,328,558) 2    (1,595,437)     (29,198,074) 3
                                -----------------------------------------------------------------
Net increase (decrease)            (917,257)  $  (12,806,392)       2,660,978   $   50,029,878
                                =================================================================

-------------------------------------------------------------------------------------------------
CLASS B
Sold                                300,101   $    5,716,101          627,709   $   11,416,302
Dividends and/or
distributions reinvested             40,144          737,373           38,254          695,073
Redeemed                           (580,297)     (10,515,695) 2      (331,278)      (5,957,148) 3
                                -----------------------------------------------------------------
Net increase (decrease)            (240,052)  $   (4,062,221)         334,685   $    6,154,227
                                =================================================================

-------------------------------------------------------------------------------------------------
CLASS C
Sold                                539,197   $   10,137,828          975,644   $   17,699,486
Dividends and/or
distributions reinvested             72,900        1,336,986           67,708        1,228,966
Redeemed                           (892,064)     (15,919,626) 2      (360,930)      (6,518,901) 3
                                -----------------------------------------------------------------
Net increase (decrease)           (279,967)  $   (4,444,812)         682,422   $   12,409,551
                                =================================================================

-------------------------------------------------------------------------------------------------
CLASS N
Sold                                  3,028   $       46,964               --   $           --
Dividends and/or
distributions reinvested                 --               --               --               --
Redeemed                                 --               --               --               --
                                -----------------------------------------------------------------
Net increase                          3,028   $       46,964               --   $           --
                                =================================================================

-------------------------------------------------------------------------------------------------
CLASS Y
Sold                              5,510,475   $   99,739,190               --   $           --
Dividends and/or
distributions reinvested            115,573        2,143,891               --               --
Redeemed                           (507,672)      (8,863,006) 2            --               --
                                -----------------------------------------------------------------
Net increase                      5,118,376   $   93,020,075               --   $           --
                                =================================================================

1. For the year ended April 30, 2008, for Class A, Class B, Class C and Class Y
shares and for the period from November 16, 2007 (inception of offering) to
April 30, 2008, for Class N shares.

2. Net of redemption fees of $1,843, $304, $542 and $438 for Class A, Class B,
Class C and Class Y shares, respectively.

3. Net of redemption fees of $2,460, $457 and $783 for Class A, Class B and
Class C shares, respectively.

                   F22  |  OPPENHEIMER INTERNATIONAL VALUE FUND

--------------------------------------------------------------------------------
3.  PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the year ended April
30, 2008, were as follows:

                                           PURCHASES             SALES
             ---------------------------------------------------------

             Investment securities   $   181,520,527    $  113,413,739

--------------------------------------------------------------------------------
4.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Under the investment advisory agreement, the Fund pays the
Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

                  FEE SCHEDULE
                  ---------------------------------------

                  Up to $500 million               0.85%
                  Next $500 million                0.75
                  Over $1.0 billion                0.70

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services ("OFS"), a division of the
Manager, acts as the transfer and shareholder servicing agent for the Fund. The
Fund pays OFS a per account fee. For the year ended April 30, 2008, the Fund paid $370,913 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's
Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the "Distributor")
acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan (the
"Plan") for Class A shares under Rule 12b-1 of the Investment Company Act of
1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares.
Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the
Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund
has adopted Distribution and Service Plans (the "Plans") for Class B, Class C
and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts.

                   F23  |  OPPENHEIMER INTERNATIONAL VALUE FUND

NOTES TO FINANCIAL STATEMENTS Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The
Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The
Distributor's aggregate uncompensated expenses under the Plans at March 31, 2008 for Class B, Class C and Class N shares were $305,203, $246,134 and $161, respectively. Fees incurred by the Fund under the Plans are detailed in the
Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
("CDSC") do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the
Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                         CLASS A         CLASS B         CLASS C         CLASS N
                         CLASS A      CONTINGENT      CONTINGENT      CONTINGENT      CONTINGENT
                       FRONT-END        DEFERRED        DEFERRED        DEFERRED        DEFERRED
                   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
                     RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
YEAR ENDED           DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
--------------------------------------------------------------------------------------------------

April 30, 2008     $     125,651   $     134,427   $      37,395   $       4,936   $          --

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. The Manager has voluntarily agreed to waive management fees and/or reimburse the Fund for certain expenses so that
"Total expenses" or "Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses" will not exceed 1.70% for Class A shares, 2.45%
for Class B shares and Class C shares, 1.95% for Class N and 1.45% for Class Y shares. During the year ended April 30, 2008, the Manager waived $1 for Class Y shares. The voluntary waiver and/or expense reimbursements may be amended or withdrawn at any time without prior notice to shareholders.

      Effective September 1, 2007, the Manager has voluntarily agreed to waive a portion of the advisory fee so that the advisory fee on the Fund's daily net assets over $2.0 billion is 0.67%. This voluntary waiver may be withdrawn at any time.

      OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class.
During the year ended April 30, 2008, OFI waived $36 for Class N shares. This undertaking may be amended or withdrawn at any time.

      The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in
IMMF. During the year ended April 30, 2008, the Manager waived $6,436 for IMMF management fees.

                   F24  |  OPPENHEIMER INTERNATIONAL VALUE FUND

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY EXCHANGE CONTRACTS

The Fund may enter into foreign currency exchange contracts ("forward contracts") for the purchase or sale of a foreign currency at a negotiated rate at a future date.

      Forward contracts are reported on a schedule following the Statement of
Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and
Liabilities as a receivable or payable and in the Statement of Operations within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations.

      Risks to the Fund include both market and credit risk. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received.

--------------------------------------------------------------------------------
6. OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

      Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Statement of Operations. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or closing of the option transaction, a gain or loss is reported in the
Statement of Operations.

      Securities designated to cover outstanding call or put options are noted
in the Statement of Investments where applicable. Options written are reported in a schedule following the Statement of Investments and as a liability in the
Statement of Assets and Liabilities.

      The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk that there may be an illiquid market where the Fund is unable to close the contract.

                   F25  |  OPPENHEIMER INTERNATIONAL VALUE FUND

NOTES TO FINANCIAL STATEMENTS Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
6. OPTION ACTIVITY Continued

Written option activity for the year ended April 30, 2008 was as follows:

                                                CALL OPTIONS
                                       ---------------------
                                       NUMBER OF   AMOUNT OF
                                       CONTRACTS    PREMIUMS
------------------------------------------------------------

Options outstanding as of
April 30, 2007                               --    $     --
Options written                             507      89,816
Options closed or expired                  (507)    (89,816)
                                         ------------------
Options outstanding as of
April 30, 2008                               --    $     --
                                         ==================

--------------------------------------------------------------------------------
7. ILLIQUID SECURITIES

As of April 30, 2008, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 15% of its net assets
(determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

--------------------------------------------------------------------------------
8. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The loans are secured by collateral (either securities, letters of credit, or cash) in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower and recognizes the gain or loss in the fair value of the securities loaned that may occur during the term of the loan. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. As of April 30, 2008, the Fund had on loan securities valued at $14,197,352. Collateral of $14,782,575 was received for the loans, all of which was received in cash and subsequently invested in approved instruments or held as cash.

                   F26 | OPPENHEIMER INTERNATIONAL VALUE FUND

--------------------------------------------------------------------------------
9. RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board ("FASB") issued
Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE
MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after
November 15, 2007, and interim periods within those fiscal years. As of April
30, 2008, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

                   F27 | OPPENHEIMER INTERNATIONAL VALUE FUND

                            Appendix A

                        RATINGS DEFINITIONS

     Below are summaries of the rating definitions used by the
     nationally-recognized rating agencies listed below. Those ratings represent the opinion of the agency as to the credit quality of issues that they rate. The summaries below are based upon publicly available information provided by the rating organizations.

     Moody's Investors Service, Inc. ("Moody's")

     LONG-TERM RATINGS: BONDS AND PREFERRED STOCK ISSUER
     RATINGS

     Aaa: Bonds and preferred stock rated "Aaa" are judged to be the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, the changes that can be expected are most unlikely to impair the fundamentally strong position of such issues.

     Aa: Bonds and preferred stock rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as with "Aaa"
     securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than that of "Aaa" securities.

     A: Bonds and preferred stock rated "A" possess many favorable investment attributes and are to be considered as upper-medium grade obligations.
     Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

     Baa: Bonds and preferred stock rated "Baa" are considered medium-grade obligations; that is, they are neither highly protected nor poorly secured.
     Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and have speculative characteristics as well.

     Ba: Bonds and preferred stock rated "Ba" are judged to have speculative elements. Their future cannot be considered well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B: Bonds and preferred stock rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa: Bonds and preferred stock rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
     Ca: Bonds and preferred stock rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C: Bonds and preferred stock rated "C" are the lowest class of rated bonds and can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from "Aa" through "Caa." The modifier "1" indicates that the obligation ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates a ranking in the lower end of that generic rating category. Advanced refunded issues that are secured by certain assets are identified with a #
     symbol.

     PRIME RATING SYSTEM (SHORT-TERM RATINGS - TAXABLE DEBT) These ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. Such obligations generally have an original maturity not exceeding one year, unless explicitly noted.

     Prime-1: Issuer has a superior ability for repayment of
     senior short-term debt obligations.

     Prime-2: Issuer has a strong ability for repayment of senior short-term debt obligations. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     Prime-3: Issuer has an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

     Not Prime: Issuer does not fall within any Prime rating
     category.

     Standard & Poor's Ratings Services ("Standard &
     Poor's"), a division of The McGraw-Hill Companies, Inc.

     LONG-TERM ISSUE CREDIT RATINGS
     Issue credit ratings are based in varying degrees, on
     the following considerations:
     o        Likelihood of payment-capacity and willingness
              of the obligor to meet its financial commitment
              on an obligation in accordance with the terms
              of the obligation;
     o        Nature of and provisions of the obligation; and
     o        Protection afforded by, and relative position
              of, the obligation in the event of bankruptcy,
              reorganization, or other arrangement under the
              laws of bankruptcy and other laws affecting
              creditors' rights.
          The issue ratings definitions are expressed in terms of default risk.
     As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.

     AAA: An obligation rated "AAA" have the highest rating
     assigned by Standard & Poor's. The obligor's capacity to
     meet its financial commitment on the obligation is
     extremely strong.

     AA: An obligation rated "AA" differ from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

     A: An obligation rated "A" are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

     BBB: An obligation rated "BBB" exhibit adequate protection parameters.
     However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

     BB, B, CCC, CC, and C
     An obligation rated `BB', `B', `CCC', `CC', and `C' are regarded as having significant speculative characteristics. `BB' indicates the least degree of speculation and `C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

     BB: An obligation rated "BB" are less vulnerable to nonpayment than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

     B: An obligation rated "B" are more vulnerable to nonpayment than obligations rated "BB", but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

     CCC: An obligation rated "CCC" are currently vulnerable to nonpayment, and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

     CC: An obligation rated "CC" are currently highly
     vulnerable to nonpayment.

     C: Subordinated debt or preferred stock obligations rated "C" are currently highly vulnerable to nonpayment. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A "C" also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

     D: An obligation rated "D" are in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D"
     rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

     The ratings from "AA" to "CCC" may be modified by the
     addition of a plus (+) or minus (-) sign to show
     relative standing within the major rating categories.

     c: The `c' subscript is used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer is below an investment-grade level and/or the issuer's bonds are deemed taxable.

     p: The letter `p' indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

     Continuance of the ratings is contingent upon Standard &
     Poor's receipt of an executed copy of the escrow
     agreement or closing documentation confirming
     investments and cash flows.

     r: The `r' highlights derivative, hybrid, and certain other obligations that Standard & Poor's believes may experience high volatility or high variability in expected returns as a result of noncredit risks. Examples of such obligations are securities with principal or interest return indexed to equities, commodities, or currencies; certain swaps and options; and
     interest-only and principal-only mortgage securities. The absence of an `r'
     symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

     N.R. Not rated.

     Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

     Bond Investment Quality Standards

     Under present commercial bank regulations issued by the Comptroller of the
     Currency, bonds rated in the top four categories (`AAA', `AA', `A', `BBB', commonly known as investment-grade ratings) generally are regarded as eligible for bank investment. Also, the laws of various states governing legal investments impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies, and fiduciaries in general

     SHORT-TERM ISSUE CREDIT RATINGS Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the
     U.S., for example, that means obligations with an original maturity of no more than 365 days-including commercial paper.

     A-1: A short-term obligation rated "A-1" is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

     A-2: A short-term obligation rated "A-2" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.
     A-3: A short-term obligation rated "A-3" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

     B: A short-term obligation rated "B" is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

     C: A short-term obligation rated "C" is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

     D: A short-term obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard &
     Poor's believes that such payments will be made during such grace period.
     The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

     NOTES:
     A Standard & Poor's note rating reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment: o Amortization schedule-the larger the final maturity relative to other maturities, the more
              likely it will
              be treated as a note; and
     o        Source of payment-the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

     SP-1: Strong capacity to pay principal and interest. An issue with a very strong capacity to pay debt service is given a (+) designation.

     SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

     SP-3: Speculative capacity to pay principal and interest.

     Fitch, Inc.
     International credit ratings assess the capacity to meet foreign currency or local currency commitments. Both "foreign currency" and "local currency"
     ratings are internationally comparable assessments. The local currency rating measures the probability of payment within the relevant sovereign state's currency and jurisdiction and therefore, unlike the foreign currency rating, does not take account of the possibility of foreign exchange controls limiting transfer into foreign currency.

     INTERNATIONAL LONG-TERM CREDIT RATINGS
     The following ratings scale applies to foreign currency
     and local currency ratings.

     Investment Grade:

     AAA: Highest Credit Quality. "AAA" ratings denote the
     lowest expectation of credit risk. They are assigned
     only in the case of exceptionally strong capacity for
     timely payment of financial commitments. This capacity
     is highly unlikely to be adversely affected by
     foreseeable events.

     AA: Very High Credit Quality. "AA" ratings denote a very
     low expectation of credit risk. They indicate a very
     strong capacity for timely payment of financial
     commitments. This capacity is not significantly
     vulnerable to foreseeable events.

     A: High Credit Quality. "A" ratings denote a low
     expectation of credit risk. The capacity for timely
     payment of financial commitments is considered strong.
     This capacity may, nevertheless, be more vulnerable to
     changes in circumstances or in economic conditions than
     is the case for higher ratings.

     BBB: Good Credit Quality. "BBB" ratings indicate that
     there is currently a low expectation of credit risk. The
     capacity for timely payment of financial commitments is
     considered adequate, but adverse changes in
     circumstances and in economic conditions are more likely
     to impair this capacity. This is the lowest
     investment-grade category.

     Speculative Grade:

     BB: Speculative. "BB" ratings indicate that there is a
     possibility of credit risk developing, particularly as
     the result of adverse economic change over time.
     However, business or financial alternatives may be
     available to allow financial commitments to be met.
     Securities rated in this category are not investment
     grade.

     B: Highly Speculative. "B" ratings indicate that
     significant credit risk is present, but a limited margin
     of safety remains. Financial commitments are currently
     being met. However, capacity for continued payment is
     contingent upon a sustained, favorable business and
     economic environment.

     CCC, CC C: High Default Risk.  Default is a real
     possibility. Capacity for meeting financial commitments
     is solely reliant upon sustained, favorable business or
     economic developments. A "CC" rating indicates that
     default of some kind appears probable. "C" ratings
     signal imminent default.

     DDD, DD, and D: Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of
     50%-90%, and "D" the lowest recovery potential, i.e., below 50%.

     Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD"
     are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.

     Plus (+) and minus (-) signs may be appended to a rating symbol to denote relative status within the major rating categories. Plus and minus signs are not added to the "AAA" category or to categories below "CCC," nor to short-term ratings other than "F1" (see below).

     INTERNATIONAL SHORT-TERM CREDIT RATINGS The following ratings scale applies to foreign currency and local currency ratings. A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

     F1: Highest credit quality. Strongest capacity for timely payment of financial commitments. May have an added "+" to denote any exceptionally strong credit feature.

     F2: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of higher ratings.

     F3: Fair credit quality. Capacity for timely payment of financial commitments is adequate. However, near-term adverse changes could result in a reduction to non-investment grade.

     B: Speculative. Minimal capacity for timely payment of
     financial commitments, plus vulnerability to near-term
     adverse changes in financial and economic conditions.

     C: High default risk. Default is a real possibility.
     Capacity for meeting financial commitments is solely
     reliant upon a sustained, favorable business and
     economic environment.

     D: Default. Denotes actual or imminent payment default.

                            Appendix B

     OppenheimerFunds Special Sales Charge Arrangements and Waivers

     In certain cases, the initial sales charge that applies to purchases of
     Class A shares(1) of the Oppenheimer funds or the contingent deferred sales charge that may apply to Class A, Class B or Class C shares may be waived.(2) That is because of the economies of sales efforts realized by
     OppenheimerFunds Distributor, Inc., (referred to in this document as the
     "Distributor"), or by dealers or other financial institutions that offer those shares to certain classes of investors. Not all waivers apply to all funds.

     For the purposes of some of the waivers described below and in the
     Prospectus and Statement of Additional Information of the applicable
     Oppenheimer funds, the term "Retirement Plan" refers to the following types of plans:
                   1) plans created or qualified under Sections 401(a) or 401(k)
                   of the Internal Revenue Code,
                   2) non-qualified deferred compensation plans,
                   3) employee benefit plans(3) 4) Group Retirement Plans(4) 5)
                   403(b)(7) custodial plan accounts 6) Individual Retirement
                   Accounts ("IRAs"), including traditional IRAs, Roth IRAs,
                   SEP-IRAs, SARSEPs or SIMPLE plans

     The interpretation of these provisions as to the applicability of a special arrangement or waiver in a particular case is in the sole discretion of the
     Distributor or the transfer agent (referred to in this document as the
     "Transfer Agent") of the particular Oppenheimer fund. These waivers and special arrangements may be amended or terminated at any time by a particular fund, the Distributor, and/or OppenheimerFunds, Inc. (referred to in this document as the "Manager").

     Waivers that apply at the time shares are redeemed must be requested by the shareholder and/or dealer in the redemption request.

     I.   Applicability of Class A Contingent Deferred Sales Charges in Certain
          Cases
     ---------------------------------------------------------

     Purchases  of Class A Shares of  Oppenheimer  Funds That Are Not Subject to
Initial Sales Charge but May Be Subject to the Class A Contingent Deferred Sales
Charge (unless a waiver applies).

              There is no initial sales charge on purchases of Class A shares of any of the Oppenheimer funds in the cases listed below. However, these purchases may be subject to the Class A contingent deferred sales charge if redeemed within 18 months (24 months in the case of shares of Oppenheimer
     Rochester National Municipals and Rochester Fund Municipals purchased prior to October 22, 2007) of the beginning of the calendar month of their purchase, as described in the Prospectus (unless a waiver described elsewhere in this Appendix applies to the redemption). Additionally, on shares purchased under these waivers that are subject to the Class A contingent deferred sales charge, the Distributor will pay the applicable concession described in the Prospectus under "Class A Contingent Deferred
     Sales Charge."(5) This waiver provision applies to:

     |_|           Purchases of Class A shares aggregating $1 million or more.
     |_|           Purchases of Class A shares, prior to March 1,
                   2007, by a Retirement Plan that was
                   permitted to purchase such shares at net
                   asset value but subject to a contingent
                   deferred sales charge prior to March 1,
                   2001. That included plans (other than IRA
                   or 403(b)(7) Custodial Plans) that: 1)
                   bought shares costing $500,000 or more, 2)
                   had at the time of purchase 100 or more
                   eligible employees or total plan assets of
                   $500,000 or more, or 3) certified to the
                   Distributor that it projects to have
                   annual plan purchases of $200,000 or more.
     |_|      Purchases by an OppenheimerFunds-sponsored
                   Rollover IRA, if the purchases are made:
                   1)  through a broker, dealer, bank or
                       registered investment adviser that has
                       made special arrangements with the
                       Distributor for those purchases, or
                   2)  by a direct rollover of a distribution from a qualified
                       Retirement Plan if the administrator of that Plan has
                       made special arrangements with the Distributor for those
                       purchases.
     |_|      Purchases of Class A shares by Retirement Plans
                   that have any of the following
                   record-keeping arrangements:
                   1)  The record keeping is performed by
                       Merrill Lynch Pierce Fenner & Smith, Inc. ("Merrill
                       Lynch") on a daily valuation basis for the Retirement
                       Plan. On the date the plan sponsor signs the
                       record-keeping service agreement with Merrill Lynch, the
                       Plan must have $3 million or more of its assets invested
                       in (a) mutual funds, other than those advised or managed
                       by Merrill Lynch Investment Management, L.P. ("MLIM"),
                       that are made available under a Service Agreement between
                       Merrill Lynch and the mutual fund's principal underwriter
                       or distributor, and (b) funds advised or managed by MLIM
                       (the funds described in (a) and (b) are referred to as
                       "Applicable Investments").
                   2)  The record keeping for the Retirement Plan is performed on a daily valuation basis by a record keeper whose
                       services are provided under a contract or arrangement
                       between the Retirement Plan and Merrill Lynch. On the
                       date the plan sponsor signs the record keeping service
                       agreement with Merrill Lynch, the Plan must have $5
                       million or more of its assets (excluding assets invested
                       in money market funds) invested in Applicable
                       Investments.
                   3)  The record keeping for a Retirement Plan is handled under a service agreement with Merrill Lynch and on the date
                       the plan sponsor signs that agreement, the Plan has 500
                       or more eligible employees (as determined by the Merrill
                       Lynch plan conversion manager).

     II.  Waivers of Class A Sales Charges of Oppenheimer Funds
     ---------------------------------------------------------

     A.  Waivers of Initial and Contingent Deferred Sales Charges for Certain
         Purchasers.

     Class A shares purchased by the following investors are not subject to any
     Class A sales charges (and no concessions are paid by the Distributor on such purchases):
     |_|      The Manager or its affiliates.
     |_|      Present or former officers, directors, trustees
              and employees (and their "immediate families") of the Fund, the Manager and its affiliates, and retirement plans
              established by them for their employees. The term "immediate family" refers to one's spouse, children, grandchildren,
              grandparents, parents, parents-in-law, brothers and sisters, sons- and daughters-in-law, a sibling's spouse, a spouse's siblings, aunts, uncles, nieces and nephews; relatives by
              virtue of a remarriage (step-children, step-parents, etc.)
              are included.
     |_|           Registered management investment companies, or separate
                   accounts of insurance companies having an agreement with the
                   Manager or the Distributor for that purpose.
     |_|           Dealers or brokers that have a sales agreement with the
                   Distributor, if they purchase shares for their own accounts or for retirement plans for their employees.
     |_|      Employees and registered representatives (and
                   their spouses) of dealers or brokers
                   described above or financial institutions
                   that have entered into sales arrangements
                   with such dealers or brokers (and which
                   are identified as such to the Distributor)
                   or with the Distributor. The purchaser
                   must certify to the Distributor at the
                   time of purchase that the purchase is for
                   the purchaser's own account (or for the
                   benefit of such employee's spouse or minor
                   children).

     |_|      Dealers, brokers, banks or registered
                   investment advisers that have entered into
                   an agreement with the Distributor
                   providing specifically for the use of
                   shares of the Fund in particular
                   investment products made available to
                   their clients. Those clients may be
                   charged a transaction fee by their dealer,
                   broker, bank or advisor for the purchase
                   or sale of Fund shares.
     |_|           Investment advisers and financial planners who have entered into an agreement for this purpose with the Distributor and who charge an advisory, consulting or other fee for their
                   services and buy shares for their own accounts or the
                   accounts of their clients.

     |_|           "Rabbi trusts" that buy shares for their own accounts, if the purchases are made through a broker or agent or other
                   financial intermediary that has made special arrangements
                   with the Distributor for those purchases.

     |_|      Clients of investment advisers or financial
                   planners (that have entered into an
                   agreement for this purpose with the
                   Distributor) who buy shares for their own
                   accounts may also purchase shares without
                   sales charge but only if their accounts
                   are linked to a master account of their
                   investment adviser or financial planner on
                   the books and records of the broker, agent
                   or financial intermediary with which the
                   Distributor has made such special
                   arrangements. Each of these investors may
                   be charged a fee by the broker, agent or
                   financial intermediary for purchasing
                   shares.

     |_|           Directors, trustees, officers or full-time employees of OpCap
                   Advisors or its affiliates, their relatives or any trust,
                   pension, profit sharing or other benefit plan which
                   beneficially owns shares for those persons.
     |_|           Accounts for which Oppenheimer Capital (or its successor) is the investment adviser (the Distributor must be advised of this arrangement) and persons who are directors or trustees of the company or trust which is the beneficial owner of such accounts.
     |_|           A unit investment trust that has entered into an appropriate agreement with the Distributor.
     |_|           Dealers, brokers, banks, or registered investment advisers that have entered into an agreement with the Distributor to sell shares to defined contribution employee retirement plans for which the dealer, broker or investment adviser provides administration services.
     |_|      Retirement Plans and deferred compensation
                   plans and trusts used to fund those plans
                   (including, for example, plans qualified
                   or created under sections 401(a), 401(k),
                   403(b) or 457 of the Internal Revenue
                   Code), in each case if those purchases are
                   made through a broker, agent or other
                   financial intermediary that has made
                   special arrangements with the Distributor
                   for those purchases.
     |_|           A TRAC-2000 401(k) plan (sponsored by the former Quest for
                   Value Advisors) whose Class B or Class C shares of a Former
                   Quest for Value Fund were exchanged for Class A shares of
                   that Fund due to the termination of the Class B and Class C
                   TRAC-2000 program on November 24, 1995.
     |_|      A qualified Retirement Plan that had agreed
                   with the former Quest for Value Advisors
                   to purchase shares of any of the Former
                   Quest for Value Funds at net asset value,
                   with such shares to be held through
                   DCXchange, a sub-transfer agency mutual
                   fund clearinghouse, if that arrangement
                   was consummated and share purchases
                   commenced by December 31, 1996.
     |_|      Effective March 1, 2007, purchases of Class A
                   shares by a Retirement Plan that was
                   permitted to purchase such shares at net
                   asset value but subject to a contingent
                   deferred sales charge prior to March 1,
                   2001. That included plans (other than IRA
                   or 403(b)(7) Custodial Plans) that: 1)
                   bought shares costing $500,000 or more, 2)
                   had at the time of purchase 100 or more
                   eligible employees or total plan assets of
                   $500,000 or more, or 3) certified to the
                   Distributor that it projects to have
                   annual plan purchases of $200,000 or more.
     |_|           Effective October 1, 2005, taxable accounts established with the proceeds of Required Minimum Distributions from
                   Retirement Plans.

     |_|           Purchases of Class A shares by former shareholders of Atlas
                   Strategic Income Fund in any Oppenheimer fund into which
                   shareholders of Oppenheimer Strategic Income Fund may
                   exchange.
     |_|           Purchases prior to June 15, 2008 by former shareholders of
                   Oppenheimer Tremont Market Neutral Fund, LLC or Oppenheimer
                   Tremont Opportunity Fund, LLC, directly from the proceeds
                   from mandatory redemptions.

     B.   Waivers of the Class A Initial and Contingent Deferred Sales Charges
          in Certain Transactions.

     1.   Class A shares issued or purchased in the following transactions are not subject to sales charges (and no concessions are paid by the
          Distributor on such purchases):
     |_|           Shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party.
     |_|           Shares purchased by the reinvestment of dividends or other distributions reinvested from the Fund or other Oppenheimer funds or unit investment trusts for which reinvestment
                   arrangements have been made with the Distributor.
     |_|           Shares purchased by certain Retirement Plans that are part of a retirement plan or platform offered by banks,
                   broker-dealers, financial advisors or insurance companies, or serviced by recordkeepers.
     |_|           Shares purchased by the reinvestment of loan repayments by a participant in a Retirement Plan for which the Manager or an affiliate acts as sponsor.
     |_| Shares purchased in amounts of less than $5.

     2.   Class A shares issued and purchased in the following transactions are not subject to sales charges (a dealer concession at the annual rate of 0.25% is paid by the Distributor on purchases made within the first
          6 months of plan establishment):
     |_|           Retirement Plans that have $5 million or more in plan assets.
     |_|           Retirement Plans with a single plan sponsor that have $5
                   million or more in aggregate assets invested in Oppenheimer funds.

     C.       Waivers of the Class A Contingent Deferred
     Sales Charge for Certain Redemptions.

     The Class A contingent deferred sales charge is also waived if shares that would otherwise be subject to the contingent deferred sales charge are redeemed in the following cases:
     |_|           To make Automatic Withdrawal Plan payments that are limited annually to no more than 12% of the account value adjusted annually.
     |_|           Involuntary redemptions of shares by operation of law or
                   involuntary redemptions of small accounts (please refer to
                   "Shareholder Account Rules and Policies," in the applicable fund Prospectus).
     |_|           For distributions from Retirement Plans, deferred
                   compensation plans or other employee benefit plans for any of the following purposes:
                   1) Following the death or disability (as defined in the
                   Internal Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's
                   account was established.
                   2) To return excess contributions. 3) To return contributions made due to a
                       mistake of fact.
     4)            Hardship withdrawals, as defined in the plan.(6) 5) Under a
                   Qualified Domestic Relations
                       Order, as defined in the Internal Revenue Code, or, in
                       the case of an IRA, a divorce or separation agreement
                       described in Section 71(b) of the Internal Revenue Code.
                   6) To meet the minimum distribution requirements of the
                   Internal Revenue Code.
                   7) To make "substantially equal periodic payments" as
                   described in Section 72(t) of the Internal Revenue Code.
                   8) For loans to participants or beneficiaries.
                   9) Separation from service.(7) 10) Participant-directed
                   redemptions to
                       purchase shares of a mutual fund (other than a fund
                       managed by the Manager or a subsidiary of the Manager) if
                       the plan has made special arrangements with the
                       Distributor.
                   11) Plan termination or "in-service distributions," if the redemption proceeds are rolled over directly to an
                       OppenheimerFunds-sponsored IRA.
     |_|           For distributions from 401(k) plans sponsored by
                   broker-dealers that have entered into a special agreement
                   with the Distributor allowing this waiver.
     |_|           For distributions from retirement plans that have $10 million or more in plan assets and that have entered into a special agreement with the Distributor.
     |_|           For distributions from retirement plans which are part of a retirement plan product or platform offered by certain banks, broker-dealers, financial advisors, insurance companies or record keepers which have entered into a special agreement with the Distributor.
     |_|      At the sole discretion of the Distributor, the
                   contingent deferred sales charge may be
                   waived for redemptions of shares requested
                   by the shareholder of record within 60
                   days following the termination by the
                   Distributor of the selling agreement
                   between the Distributor and the
                   shareholder of record's broker-dealer of
                   record for the account.

     III.   Waivers of Class B, Class C and Class N Sales Charges of Oppenheimer
            Funds
     -------------------------------------------------------------

     The Class B, Class C and Class N contingent deferred sales charges will not be applied to shares purchased in certain types of transactions or redeemed in certain circumstances described below.

     A.       Waivers for Redemptions in Certain Cases.

     The Class B, Class C and Class N contingent deferred sales charges will be waived for redemptions of shares in the following cases:
     |_|      Shares redeemed involuntarily, as described in "Shareholder
                   Account Rules and Policies," in the applicable Prospectus.
     |_|      Redemptions from accounts other than Retirement
                   Plans following the death or disability of
                   the last surviving shareholder. The death
                   or disability must have occurred after the
                   account was established, and for
                   disability you must provide evidence of a
                   determination of disability by the Social
                   Security Administration.
     |_|      The contingent deferred sales charges are
                   generally not waived following the death
                   or disability of a grantor or trustee for
                   a trust account. The contingent deferred
                   sales charges will only be waived in the
                   limited case of the death of the trustee
                   of a grantor trust or revocable living
                   trust for which the trustee is also the
                   sole beneficiary. The death or disability
                   must have occurred after the account was
                   established, and for disability you must
                   provide evidence of a determination of
                   disability (as defined in the Internal
                   Revenue Code).
     |_|           Distributions from accounts for which the broker-dealer of record has entered into a special agreement with the
                   Distributor allowing this waiver.
     |_|      At the sole discretion of the Distributor, the
                   contingent deferred sales charge may be
                   waived for redemptions of shares requested
                   by the shareholder of record within 60
                   days following the termination by the
                   Distributor of the selling agreement
                   between the Distributor and the
                   shareholder of record's broker-dealer of
                   record for the account.
     |_|           Redemptions of Class B shares held by Retirement Plans whose records are maintained on a daily valuation basis by Merrill
                   Lynch or an independent record keeper under a contract with
                   Merrill Lynch.
     |_|           Redemptions of Class C shares of Oppenheimer U.S. Government
                   Trust from accounts of clients of financial institutions that have entered into a special arrangement with the Distributor for this purpose.
     |_|      Redemptions of Class C shares of an Oppenheimer
                   fund in amounts of $1 million or more
                   requested in writing by a Retirement Plan
                   sponsor and submitted more than 12 months
                   after the Retirement Plan's first purchase
                   of Class C shares, if the redemption
                   proceeds are invested to purchase Class N
                   shares of one or more Oppenheimer funds.

     |_|      Redemptions of Class B shares by a Retirement
                   Plan that is either created or qualified
                   under Section 401 (a) or 401 (k)
                   (excluding owner-only 401 (k) plans) of
                   the Internal Revenue Code or that is a
                   non-qualified deferred compensation plan,
                   either (1) purchased after June 30, 2008,
                   or (2) beginning on July 1, 2011, held
                   longer than three years.
     |_|           Redemptions by owner-only 401 (k) plans of Class B shares
                   purchased after June 30, 2008.

     |_|           Distributions(8) from Retirement Plans or other employee
                   benefit plans for any of the following purposes:
                   1)  Following the death or disability (as defined in the
                       Internal Revenue Code) of the participant or beneficiary.
                       The death or disability must occur after the
                       participant's account was established in an Oppenheimer
                       fund.
                   2)  To return excess contributions made to a participant's account.
                   3)  To return contributions made due to a mistake of fact.
                   4)  To make hardship withdrawals, as defined in the plan.(9)
                   5)  To make distributions required under a Qualified Domestic
                       Relations Order or, in the case of an IRA, a divorce or
                       separation agreement described in Section 71(b) of the
                       Internal Revenue Code.
                   6)  To meet the minimum distribution requirements of the
                       Internal Revenue Code.
                   7)  To make "substantially equal periodic payments" as
                       described in Section 72(t) of the Internal Revenue Code.
                   8)  For loans to participants or beneficiaries.(10)
                   9)  On account of the participant's separation from
                       service.(11)
                   10) Participant-directed redemptions to purchase shares of a mutual fund (other than a fund managed by the Manager or
                       a subsidiary of the Manager) offered as an investment
                       option in a Retirement Plan if the plan has made special
                       arrangements with the Distributor.
                   11) Distributions made on account of a plan termination or
                       "in-service" distributions, if the redemption proceeds
                       are rolled over directly to an OppenheimerFunds-sponsored
                       IRA.
                   12) For distributions from a participant's account under an
                       Automatic Withdrawal Plan after the participant reaches
                       age 59 1/2, as long as the aggregate value of the
                       distributions does not exceed 10% of the account's value,
                       adjusted annually.
                   13) Redemptions of Class B shares under an Automatic
                       Withdrawal Plan for an account other than a Retirement
                       Plan, if the aggregate value of the redeemed shares does
                       not exceed 10% of the account's value, adjusted annually.
                   14) For distributions from 401(k) plans sponsored by
                       broker-dealers that have entered into a special
                       arrangement with the Distributor allowing this waiver.
     |_|           Redemptions of Class B shares or Class C shares under an
                   Automatic Withdrawal Plan from an account other than a
                   Retirement Plan if the aggregate value of the redeemed shares does not exceed 10% of the account's value annually.

     |_|           Redemptions of Class B shares by a Retirement Plan that is either created or qualified under Section 401(a) or
                   401(k)(excluding owner-only 401(k) plans) of the Internal

                Revenue Code or that is a non-qualified
                   deferred compensation plan, either (1)
                   purchased after June 30, 2008, or (2)
                   beginning on July 1, 2011, held longer
                   than three years.
     |_|           Redemptions by owner-only 401(k) plans of Class B shares
                   purchased after June 30, 2008.

     B.   Waivers for Shares Sold or Issued in Certain Transactions.

     The contingent deferred sales charge is also waived on Class B and Class C shares sold or issued in the following cases:
     |_|      Shares sold to the Manager or its affiliates.
     |_|      Shares sold to registered management investment
                   companies or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that
                   purpose.
     |_|           Shares issued in plans of reorganization to which the Fund is a party.

     |_|           Shares sold to present or former officers, directors,
                   trustees or employees (and their "immediate families" as
                   defined above in Section I.A.) of the Fund, the Manager and its affiliates and retirement plans established by them for their employees.

     IV.  Special Sales Charge Arrangements for Shareholders of Certain
          Oppenheimer Funds Who Were Shareholders of Former Quest for Value Funds
     -----------------------------------------------------------

     The initial and contingent deferred sales charge rates and waivers for
     Class A, Class B and Class C shares described in the Prospectus or
     Statement of Additional Information of the Oppenheimer funds are modified as described below for certain persons who were shareholders of the former
     Quest for Value Funds. To be eligible, those persons must have been shareholders on November 24, 1995, when OppenheimerFunds, Inc. became the investment adviser to those former Quest for Value Funds. Those funds include:

          Oppenheimer Rising Dividends Fund, Inc.
          Oppenheimer Small- & Mid- Cap Value Fund
          Oppenheimer Quest Balanced Fund
          Oppenheimer Quest International Value Fund, Inc.
          Oppenheimer Quest Opportunity Value Fund

              These arrangements also apply to shareholders of the following funds when they merged (were reorganized) into various Oppenheimer funds on
     November 24, 1995:

          Quest for Value U.S. Government Income Fund\
          Quest for Value New York Tax-Exempt Fund
          Quest for Value Investment Quality Income Fund
          Quest for Value National Tax-Exempt Fund
          Quest for Value Global Income Fund
          Quest for Value California Tax-Exempt Fund

              All of the funds listed above are referred to in this Appendix as the "Former Quest for Value Funds. The waivers of initial and contingent deferred sales charges described in this Appendix apply to shares of an
     Oppenheimer fund that are either:
     |_|           acquired by such shareholder pursuant to an
                   exchange of shares of an Oppenheimer fund
                   that was one of the Former Quest for Value
                   Funds, or
     |_|           purchased by such shareholder by exchange of shares of
                   another Oppenheimer fund that were acquired pursuant to the merger of any of the Former Quest for Value Funds into that other Oppenheimer fund on November 24, 1995.

     A.       Reductions or Waivers of Class A Sales Charges.

     |X|      Reduced Class A Initial Sales Charge Rates for Certain Former Quest
             for Value Funds Shareholders.

     Purchases by Groups and Associations. The following table sets forth the initial sales charge rates for Class A shares purchased by members of
     "Associations" formed for any purpose other than the purchase of securities. The rates in the table apply if that Association purchased shares of any of the Former Quest for Value Funds or received a proposal to purchase such shares from OCC Distributors prior to November 24, 1995.

     Number of Eligible     Initial Sales Charge       Initial Sales Charge     Concession as %
     Employees or Members   as % of Offering Price     as a % of Net Amount     of Offering Price
                                                       Invested

                                 ---------------------------- --------------------------------- ---------------------
                                 ---------------------------- --------------------------------- ---------------------
9 or Fewer                       2.50%                        2.56%                             2.00%
                                 ---------------------------- --------------------------------- ---------------------
                                 ---------------------------- --------------------------------- ---------------------
At least 10 but not more than    2.00%                        2.04%                             1.60%
49
                                 ---------------------------- --------------------------------- ---------------------

         For purchases by Associations having 50 or more eligible employees or members, there is no initial sales charge on purchases of Class A shares, but those shares are subject to the Class A contingent deferred sales charge described in the applicable fund's Prospectus.

         Purchases made under this arrangement qualify for the lower of either the sales charge rate in the table based on the number of members of an
Association, or the sales charge rate that applies under the Right of
Accumulation described in the applicable fund's Prospectus and Statement of
Additional Information. Individuals who qualify under this arrangement for reduced sales charge rates as members of Associations also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the Distributor.

Waiver of Class A Sales Charges for Certain Shareholders. Class A shares purchased by the following investors are not subject to any Class A initial or contingent deferred sales charges:
o Shareholders who were shareholders of the AMA Family of Funds on February 28,
1991 and who acquired shares of any of the Former Quest for Value Funds by merger of a portfolio of the AMA Family of Funds.
o Shareholders who acquired shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds.

Waiver of Class A Contingent Deferred Sales Charge in Certain Transactions.
The Class A contingent deferred sales charge will not apply to redemptions of
Class A shares purchased by the following investors who were shareholders of any
Former Quest for Value Fund:

         Investors who purchased Class A shares from a dealer that is or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship, under the Employee
Retirement Income Security Act of 1974 and regulations adopted under that law.

B. Class A, Class B and Class C Contingent Deferred Sales Charge Waivers.

|X| Waivers for Redemptions of Shares Purchased Prior to March 6, 1995. In the
following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest for Value Fund or into which such fund merged. Those shares must have been purchased prior to March 6, 1995 in connection with:
o withdrawals under an automatic withdrawal plan holding only either Class B or
Class C shares if the annual withdrawal does not exceed 10% of the initial value of the account value, adjusted annually, and
o liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum value of such accounts.

Waivers for Redemptions of Shares Purchased on or After March 6, 1995 but
Prior to November 24, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an
Oppenheimer fund that was a Former Quest For Value Fund or into which such
Former Quest for Value Fund merged. Those shares must have been purchased on or after March 6, 1995, but prior to November 24, 1995:
o                 redemptions following the death or disability of the
                  shareholder(s) (as evidenced by a determination of total
                  disability by the U.S. Social Security Administration);
o                 withdrawals under an automatic withdrawal plan (but only for
                  Class B or Class C shares) where the annual withdrawals do not exceed 10% of the initial value of the account value; adjusted annually, and
o                 liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum account value.
         A shareholder's account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any Class A, Class B or Class C shares of the Oppenheimer fund described in this section if the proceeds are invested in the same Class of shares in that fund or another
Oppenheimer fund within 90 days after redemption.

V.  Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer
    Funds Who Were Shareholders of Connecticut Mutual Investment Accounts, Inc.
--------------------------------------------------------------------------------------------------------------

The initial and contingent deferred sales charge rates and waivers for Class A and Class B shares described in the respective Prospectus (or this Appendix) of the following Oppenheimer funds (each is referred to as a "Fund" in this section):

     Oppenheimer U.S. Government Trust,
     Oppenheimer Core Bond Fund,
     Oppenheimer Value Fund and
are modified as described below for those Fund shareholders who were shareholders of the following funds (referred to as the "Former Connecticut
Mutual Funds") on March 1, 1996, when OppenheimerFunds, Inc. became the investment adviser to the Former Connecticut Mutual Funds:
     Connecticut Mutual Liquid Account                    Connecticut Mutual Total Return Account
     Connecticut Mutual Government Securities Account     CMIA LifeSpan Capital Appreciation Account
     Connecticut Mutual Income Account                    CMIA LifeSpan Balanced Account
     Connecticut Mutual Growth Account                    CMIA Diversified Income Account

A. Prior Class A CDSC and Class A Sales Charge Waivers.

Class A Contingent Deferred Sales Charge. Certain shareholders of a Fund and the other Former Connecticut Mutual Funds are entitled to continue to make additional purchases of Class A shares at net asset value without a Class A initial sales charge, but subject to the Class A contingent deferred sales charge that was in effect prior to March 18, 1996 (the "prior Class A CDSC").
Under the prior Class A CDSC, if any of those shares are redeemed within one year of purchase, they will be assessed a 1% contingent deferred sales charge on an amount equal to the current market value or the original purchase price of the shares sold, whichever is smaller (in such redemptions, any shares not subject to the prior Class A CDSC will be redeemed first).

         Those shareholders who are eligible for the prior Class A CDSC are:
              1)  persons whose purchases of Class A shares of a Fund and other
                  Former Connecticut Mutual Funds were $500,000 prior to March
                  18, 1996, as a result of direct purchases or purchases
                  pursuant to the Fund's policies on Combined Purchases or
                  Rights of Accumulation, who still hold those shares in that
                  Fund or other Former Connecticut Mutual Funds, and
              2)  persons whose intended purchases under a Statement of
                  Intention entered into prior to March 18, 1996, with the
                  former general distributor of the Former Connecticut Mutual
                  Funds to purchase shares valued at $500,000 or more over a
                  13-month period entitled those persons to purchase shares at net asset value without being subject to the Class A initial sales charge

         Any of the Class A shares of a Fund and the other Former Connecticut
Mutual Funds that were purchased at net asset value prior to March 18, 1996, remain subject to the prior Class A CDSC, or if any additional shares are purchased by those shareholders at net asset value pursuant to this arrangement they will be subject to the prior Class A CDSC.

Class A Sales Charge Waivers. Additional Class A shares of a Fund may be purchased without a sales charge, by a person who was in one (or more) of the categories below and acquired Class A shares prior to March 18, 1996, and still holds Class A shares:
              1)  any purchaser, provided the total initial amount invested in the Fund or any one or more of the Former Connecticut Mutual
                  Funds totaled $500,000 or more, including investments made pursuant to the Combined Purchases, Statement of Intention and
                  Rights of Accumulation features available at the time of the initial purchase and such investment is still held in one or more of the Former Connecticut Mutual Funds or a Fund into which such Fund merged;
              2)  any participant in a qualified plan, provided that the total initial amount invested by the plan in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more;
              3)  Directors of the Fund or any one or more of the Former
                  Connecticut Mutual Funds and members of their immediate
                  families;
              4)  employee benefit plans sponsored by Connecticut Mutual
                  Financial Services, L.L.C. ("CMFS"), the prior distributor of the Former Connecticut Mutual Funds, and its affiliated
                  companies;
              5)  one or more members of a group of at least 1,000 persons (and persons who are retirees from such group) engaged in a common business, profession, civic or charitable endeavor or other activity, and the spouses and minor dependent children of such persons, pursuant to a marketing program between CMFS and such group; and
              6)  an institution acting as a fiduciary on behalf of an
                  individual or individuals, if such institution was directly compensated by the individual(s) for recommending the purchase of the shares of the Fund or any one or more of the Former
                  Connecticut Mutual Funds, provided the institution had an
                  agreement with CMFS.

         Purchases of Class A shares made pursuant to (1) and (2) above may be subject to the Class A CDSC of the Former Connecticut Mutual Funds described above.

         Additionally, Class A shares of a Fund may be purchased without a sales charge by any holder of a variable annuity contract issued in New York State by
Connecticut Mutual Life Insurance Company through the Panorama Separate Account which is beyond the applicable surrender charge period and which was used to fund a qualified plan, if that holder exchanges the variable annuity contract proceeds to buy Class A shares of the Fund.

B. Class A and Class B Contingent Deferred Sales Charge Waivers.

In addition to the waivers set forth in the Prospectus and in this Appendix, above, the contingent deferred sales charge will be waived for redemptions of
Class A and Class B shares of a Fund and exchanges of Class A or Class B shares of a Fund into Class A or Class B shares of a Former Connecticut Mutual Fund provided that the Class A or Class B shares of the Fund to be redeemed or exchanged were (i) acquired prior to March 18, 1996 or (ii) were acquired by exchange from an Oppenheimer fund that was a Former Connecticut Mutual Fund.
Additionally, the shares of such Former Connecticut Mutual Fund must have been purchased prior to March 18, 1996:
     1) by the estate of a deceased shareholder;
     2) upon the disability of a shareholder, as defined in Section 72(m)(7) of the Internal Revenue Code;
     3) for retirement distributions (or loans) to participants or beneficiaries from retirement plans qualified under Sections 401(a) or 403(b)(7)of the
     Code, or from IRAs, deferred compensation plans created under Section 457 of the Code, or other employee benefit plans;
     4) as tax-free returns of excess contributions to such retirement or employee benefit plans;
     5) in whole or in part, in connection with shares sold to any state, county, or city, or any instrumentality, department, authority, or agency thereof, that is prohibited by applicable investment laws from paying a sales charge or concession in connection with the purchase of shares of any registered investment management company;
     6)  in connection with the redemption of shares of the Fund due to a combination with another investment company by virtue of a merger, acquisition or similar reorganization transaction;
     7)  in connection with the Fund's right to involuntarily redeem or liquidate the Fund;
     8)  in connection with automatic redemptions of Class A shares and Class B shares in certain retirement plan accounts pursuant to an Automatic
         Withdrawal Plan but limited to no more than 12% of the original value annually; or
     9)  as involuntary redemptions of shares by operation of law, or under procedures set forth in the Fund's Articles of Incorporation, or as adopted by the Board of Directors of the Fund.

VI. Special Reduced Sales Charge for Former Shareholders of Advance America
    Funds, Inc.
-------------------------------------------------------------------------------------------------------------------

Shareholders of Oppenheimer AMT-Free Municipals, Oppenheimer U.S. Government
Trust, Oppenheimer Strategic Income Fund and Oppenheimer Capital Income Fund who
acquired (and still hold) shares of those funds as a result of the reorganization of series of Advance America Funds, Inc. into those Oppenheimer funds on October 18, 1991, and who held shares of Advance America Funds, Inc. on
March 30, 1990, may purchase Class A shares of those four Oppenheimer funds at a maximum sales charge rate of 4.50%.

VII. Sales Charge Waivers on Purchases of Class M Shares of Oppenheimer
     Convertible Securities Fund
-------------------------------------------------------------------------------------------------------------------

Oppenheimer Convertible Securities Fund (referred to as the "Fund" in this section) may sell Class M shares at net asset value without any initial sales charge to the classes of current Class M shareholders, listed below who, prior to March 11, 1996, owned shares of the Fund's then-existing Class A and were permitted to purchase those shares at net asset value without a sales charge:

|_|           the Manager and its affiliates,
|_|           present or former officers, directors, trustees and employees (and their "immediate families" as defined in the Fund's Statement of
              Additional Information) of the Fund, the Manager and its
              affiliates, and retirement plans established by them or the prior investment adviser of the Fund for their employees,
|_|           registered management investment companies or separate accounts of insurance companies that had an agreement with the Fund's prior investment adviser or distributor for that purpose,
|_|           dealers or brokers that have a sales agreement with the
              Distributor, if they purchase shares for their own accounts or for retirement plans for their employees,
|_|           employees and registered representatives (and their spouses) of dealers or brokers described in the preceding section or financial institutions that have entered into sales arrangements with those dealers or brokers (and whose identity is made known to the
              Distributor) or with the Distributor, but only if the purchaser certifies to the Distributor at the time of purchase that the purchaser meets these qualifications,

|_|           dealers, brokers, or registered investment advisers that had entered into an agreement with the Distributor or the prior distributor of the Fund specifically providing for the use of
              Class M shares of the Fund in specific investment products made available to their clients, and
|_|           dealers, brokers or registered investment advisers that had entered into an agreement with the Distributor or prior
              distributor of the Fund's shares to sell shares to defined contribution employee retirement plans for which the dealer, broker, or investment adviser provides administrative services.

Oppenheimer International Value Fund

Internet Website
          www.oppenheimerfunds.com

Investment Advisor
         OppenheimerFunds, Inc.
         Two World Financial Center
         225 Liberty Street, 11th Floor
         New York, New York 10281-1008

Distributor
         OppenheimerFunds Distributor, Inc.
         Two World Financial Center
         225 Liberty Street, 11th Floor
         New York, New York 10281-1008

Transfer Agent
         OppenheimerFunds Services
         P.O. Box 5270 Denver, Colorado 80217 1.800.CALL OPP(225.5677)

Custodian Bank
         Brown Brothers Harriman & Co.
         40 Water Street
         Boston, MA  02109-3661

Independent Registered Public Accounting Firm
         KPMG LLP
         707 Seventeenth Street
         Denver, Colorado 80202

Legal Counsel

         Kramer Levin Naftalis & Frankel LLP
         1177 Avenue of the Americas
         New York, New York 10036

PX0625.001.0808

----------------------
(1) In accordance with Rule 12b-1 of the Investment Company Act, the term
"Independent Trustees" in this Statement of Additional Information refers to those Trustees who are not "interested persons" of the Fund and who do not have any direct or indirect financial interest in the operation of the distribution plan or any agreement under the plan.
(2) Certain waivers also apply to Class M shares of Oppenheimer Convertible
Securities Fund.
(3) In the case of Oppenheimer Senior Floating Rate Fund, a continuously-offered closed-end fund, references to contingent deferred sales charges mean the Fund's
Early Withdrawal Charges and references to "redemptions" mean "repurchases" of shares.
(4) An "employee benefit plan" means any plan or arrangement, whether or not it is "qualified" under the Internal Revenue Code, under which Class N shares of an
Oppenheimer fund or funds are purchased by a fiduciary or other administrator for the account of participants who are employees of a single employer or of affiliated employers. These may include, for example, medical savings accounts, payroll deduction plans or similar plans. The fund accounts must be registered in the name of the fiduciary or administrator purchasing the shares for the benefit of participants in the plan.

(5) The term "Group Retirement Plan" means any qualified or non-qualified retirement plan for employees of a corporation or sole proprietorship, members and employees of a partnership or association or other organized group of persons
(the members of which may include other groups), if the group has made special arrangements with the Distributor and all members of the group participating in
(or who are eligible to participate in) the plan purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution designated by the group. Such plans include 457 plans, SEP-IRAs,
SARSEPs, SIMPLE plans and 403(b) plans other than plans for public school employees. The term "Group Retirement Plan" also includes qualified retirement plans and non-qualified deferred compensation plans and IRAs that purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution that has made special arrangements with the Distributor.
(6) However, that concession will not be paid on purchases of shares in amounts of $1 million or more (including any right of accumulation) by a Retirement Plan that pays for the purchase with the redemption proceeds of Class C shares of one or more Oppenheimer funds held by the Plan for more than one year.
(7) This provision does not apply to IRAs.

(8) This provision only applies to qualified retirement plans and 403(b)(7)
custodial plans after your separation from service in or after the year you reached age 55. (8) The distribution must be requested prior to Plan termination or the elimination of the Oppenheimer funds as an investment option under the
Plan.
(9) This provision does not apply to IRAs.
(10) This provision does not apply to loans from 403(b)(7) custodial plans and loans from the OppenheimerFunds-sponsored Single K retirement plan.
(11) This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.

                                       OPPENHEIMER INTERNATIONAL VALUE TRUST

                                                     FORM N-1A

                                                      PART C

                                                 OTHER INFORMATION

Item 23. - Exhibits

(a) Declaration of Trust dated May 16, 2003: Previously filed with Registrant's
Initial Registration Statement (Reg. No. 333-105970), 6/10/03 and incorporated herein by reference.

(b) By-Laws: Previously filed with Registrant's Initial Registration Statement
(Reg. No. 333-105970), 6/10/03 and incorporated herein by reference.

(c) (i) Specimen Class A Share Certificate: Previously filed with Registrant's
Initial Registration Statement (Reg. No. 333-105970), 6/10/03 and incorporated herein by reference.

         (ii) Specimen Class B Share Certificate: Previously filed with
Registrant's Initial Registration Statement (Reg. No. 333-105970), 6/10/03 and
incorporated herein by reference.

         (iii) Specimen Class C Share Certificate: Previously filed with
Registrant's Initial Registration Statement (Reg. No. 333-105970), 6/10/03 and
incorporated herein by reference.

         (iv) Specimen Class N Share Certificate: Previously filed with
Registrant's Initial Registration Statement (Reg. No. 333-105970), 6/10/03 and
incorporated herein by reference.

         (v) Specimen Class Y Share Certificate: Previously filed with
Registrant's Initial Registration Statement (Reg. No. 333-105970), 6/10/03 and
incorporated herein by reference.

(d) Amended and Restated Investment Advisory Agreement dated January 1, 2005:
Previously filed with Registrant's Post-Effective Amendment No. 2, (Reg. No.
333-105970), 6/23/05 and incorporated herein by reference.

(e) (i) General Distributor's Agreement dated May 28, 2003: Previously filed with Registrant's Initial Registration Statement (Reg. No. 333-105970), 6/10/03
and incorporated herein by reference.

(ii) Form of Dealer Agreement of OppenheimerFunds Distributor, Inc.: Previously
filed with Post-Effective Amendment No. 34 to the Registration Statement of
Oppenheimer Main Street Funds, Inc. (Reg. No.33-17850), (10/23/06), and
incorporated herein by reference.

(iii) Form of Broker Agreement of OppenheimerFunds Distributor, Inc.: Previously
filed with Post-Effective Amendment No. 34 to the Registration Statement of
Oppenheimer Main Street Funds, Inc. (Reg. No.33-17850), (10/23/06), and
incorporated herein by reference.

(iv) Form of Agency Agreement of OppenheimerFunds Distributor, Inc.: Previously
filed with Post-Effective Amendment No. 34 to the Registration Statement of
Oppenheimer Main Street Funds, Inc. (Reg. No.33-17850), (10/23/06), and
incorporated herein by reference.

         (v) Form of Trust Company Fund/SERV Purchase Agreement of
OppenheimerFunds Distributor, Inc.: Previously filed with Post-Effective
Amendment No. 45 to the Registration Statement of Oppenheimer High Yield Fund
(Reg. No. 2-62076), (10/26/01), and incorporated herein by reference.

         (vi) Form of Trust Company Agency Agreement of OppenheimerFunds
Distributor, Inc.: Previously filed with Post-Effective Amendment No. 34 to the
Registration Statement of Oppenheimer Main Street Funds, Inc. (Reg.
No.33-17850), (10/23/06), and incorporated herein by reference.

(f) (i) Amended and Restated Retirement Plan for Non-Interested Trustees or
Directors dated 8/1/01: Previously filed with Post-Effective Amendment No. 34 to the Registration Statement of Oppenheimer Gold & Special Minerals Fund (Reg.
No. 2 2-82590), (10/25/01), and incorporated herein by reference.

         (ii) Amended and Restated Compensation Deferral Plan for
EligibleTrustees, effective 1/1/08: Previously filed with Post-Effective
Amendment No. 15 to the Registration Statement of Oppenheimer MidCap Fund (Reg.
No. 333-31533), (2/20/08), and incorporated by reference.

(g) (i) Global Custody Agreement dated February 16, 2007: Previously filed with
Post-Effective Amendment No. 57 to the Registration Statement of Oppenheimer
Rising Dividends Fund, Inc. (Reg. No. 2-65223), (7/31/07), and incorporated herein by reference.

         (ii) Amendment No. 1 dated July 20, 2007 to the Global Custody
Agreement: Previously filed with Post-Effective Amendment No. 57 to the
Registration Statement of Oppenheimer Rising Dividends Fund, Inc. (Reg. No.
2-65223), (7/31/07), and incorporated herein by reference.

(h) Not applicable.

(i) Opinion and Consent of Counsel dated July 24, 2003: Previously filed with
Pre-Effective Amendment No. 1 to the Registrant's Registration Statement (Reg.
No. 333-105970), 7/25/03, and incorporated herein by reference.

(j) Independent Registered Public Accounting Firm's Consent: Filed herewith.

(k) Not applicable.

(l) Investment Letter dated July 16, 2003 from OppenheimerFunds, Inc. to
Registrant: Previously filed with Pre-Effective Amendment No. 1 to the
Registrant's Registration Statement (Reg. No. 333-105970), 7/25/03, and
incorporated herein by reference.

(m) (i) Amended and Restated Service Plan and Agreement for Class A shares dated
10/26/05: Previoiusly filed with Post-Effective Amendment No. 4 to the
Registrant's Registration Statement (Reg. No. 333-105970), 8/28/06, and
incorporated herein by reference.

         (ii) Amended and Restated Distribution and Service Plan and Agreement
for Class B shares dated 10/26/05: Previoiusly filed with Post-Effective
Amendment No. 4 to the Registrant's Registration Statement (Reg. No.
333-105970), 8/28/06, and incorporated herein by reference.

         (iii) Amended and Restated Distribution and Service Plan and Agreement
for Class C shares dated 10/26/05: Previoiusly filed with Post-Effective
Amendment No. 4 to the Registrant's Registration Statement (Reg. No.
333-105970), 8/28/06, and incorporated herein by reference.

         (iv) Amended and Restated Distribution and Service Plan and Agreement
for Class N shares dated 10/26/05: Previoiusly filed with Post-Effective
Amendment No. 4 to the Registrant's Registration Statement (Reg. No.
333-105970), 8/28/06, and incorporated herein by reference.

(n) Oppenheimer Funds Multiple Class Plan under Rule 18f-3 updated through
8/20/08: Filed herewith.

(o) (i) Power of Attorney for all Trustees/Directors and Brian Wixted dated
February 14, 2008: Previously filed with Pre-Effective Amendment No. 2 to the
Registration Statement of Oppenheimer Transition 2025 Fund (Reg. No.
333-147847), 02/20/08, and incorporated herein by reference.

(p) Amended and Restated Code of Ethics of the Oppenheimer Funds dated August
30, 2007 under Rule 17j-1 of the Investment Company Act of 1940: Previously
filed with the Initial Registration Statement of Oppenheimer Portfolio Series
Fixed Income Investor Fund (Reg. No. 333-146105), (09/14/07), and incorporated herein by reference.

Item 24. - Persons Controlled by or Under Common Control with the Fund

None.

Item 25. - Indemnification

Reference is made to the provisions of Article Seventh of Registrant's Amended and Restated Declaration of Trust filed as Exhibit 23(a) to this Registration
Statement, and incorporated herein by reference.

Insofar as indemnification for liabilities arising under the Securities Act of
1933 may be permitted to trustees, officers and controlling persons of
Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of
1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of
Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the
Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 26. - Business and Other Connections of the Investment Adviser

(a) OppenheimerFunds, Inc. is the investment adviser of the Registrant; it and certain subsidiaries and affiliates act in the same capacity to other investment companies, including without limitation those described in Parts A and B hereof and listed in Item 26(b) below.

(b) There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of OppenheimerFunds, Inc. is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

Name and Current Position with
OppenheimerFunds, Inc.           Other Business and Connections During the Past Two Years

Timothy L. Abbuhl,               Treasurer of Centennial Asset Management Corporation;  Vice President and Assistant
Vice President                   Treasurer of OppenheimerFunds Distributor, Inc.

-------------------------------- ------------------------------------------------------------------------------------

Patrick Adams                    None
Vice President

-------------------------------- ------------------------------------------------------------------------------------
Robert Agan,                     Senior Vice  President of Shareholder  Financial  Services,  Inc. and  Shareholders
Senior Vice President            Services,  Inc.; Vice President of OppenheimerFunds  Distributor,  Inc., Centennial
                                 Asset Management Corporation and OFI Private Investments Inc.

Carl Algermissen,                Assistant Secretary of Centennial Asset Management Corporation.
Vice President & Associate
Counsel
Michael Amato,                   None
Vice President
Nicole Andersen,                 None
Assistant Vice President
Tracey Beck Apostolopoulos,      None
Assistant Vice President
Janette Aprilante,               Secretary  (since  December  2001) of:  Centennial  Asset  Management  Corporation,
Vice President & Secretary       OppenheimerFunds  Distributor,   Inc.,  HarbourView  Asset  Management  Corporation

                                 (since June 2003),  Oppenheimer Real Asset Management,  Inc., Shareholder Financial
                                 Services,   Inc.,   Shareholder  Services,   Inc.,  Trinity  Investment  Management
                                 Corporation  (since January 2005),  OppenheimerFunds  Legacy  Program,  OFI Private
                                 Investments Inc. (since June 2003) and OFI  Institutional  Asset  Management,  Inc.
                                 (since June 2003). Assistant Secretary of OFI Trust Company (since December 2001).
-------------------------------- ------------------------------------------------------------------------------------

Dmitri Artemiev                  Formerly (until January 2007) Analyst/Developer at Fidelity Investments.
Assistant Vice President

-------------------------------- ------------------------------------------------------------------------------------
Hany S. Ayad,                    None
Vice President
-------------------------------- ------------------------------------------------------------------------------------

Paul Aynsley,                    Formerly Vice President at Kepler Equities (December 2006 - February 2008)
Vice President

-------------------------------- ------------------------------------------------------------------------------------
-------------------------------- ------------------------------------------------------------------------------------

James F. Bailey,                 Senior Vice President of Shareholder Services, Inc. (since March 2006).
Senior Vice President

-------------------------------- ------------------------------------------------------------------------------------
Robert Baker,                    None
Vice President
                                         ----------------------------------------------------------------------------
John Michael Banta,              None
Assistant Vice President
                                         ----------------------------------------------------------------------------

Michael Barnes,                  None
Assistant Vice President
Adam Bass,                       None
Assistant Vice President
Kevin Baum,                      None
Vice President
Jeff Baumgartner,                Vice President of HarbourView Asset Management Corporation.
Vice President
Marc Baylin,                     Vice President of OFI Institutional Asset Management, Inc.
Vice President
Todd Becerra,                    None
Assistant Vice President

                                         ----------------------------------------------------------------------------
Kathleen Beichert,               Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President
                                         ----------------------------------------------------------------------------
Gerald B. Bellamy,               Vice President (Sales Manager of the  International  Division) of OFI Institutional
Vice President                   Asset Management, Inc.
Erik S. Berg,                    None
Assistant Vice President
-------------------------------- ------------------------------------------------------------------------------------

Emanuele Bergagnine,             Assistant Vice President of OFI Institutional Asset Management, Inc.
Assistant Vice President

-------------------------------- ------------------------------------------------------------------------------------
Robert Bertucci,                 None
Assistant Vice President:
Rochester Division

Rajeev Bhaman,                   Vice President of OFI Institutional Asset Management, Inc.
Senior Vice President
Craig Billings,                  None
Vice President
Mark Binning,                    None
Assistant Vice President
Robert J. Bishop,                Treasurer  (since  October  2003)  of   OppenheimerFunds   Distributor,   Inc.  and
Vice President                   Centennial  Asset  Management  Corporation;   Assistant  Secretary  of  Oppenheimer
                                 Acquisition Corp.

-------------------------------- ------------------------------------------------------------------------------------

Julie Blanchard,                 Formerly Fund Accounting Manager at  OppenheimerFunds,  Inc. (April 2006 - February
Assistant Vice President         2008).

-------------------------------- ------------------------------------------------------------------------------------
Beth Bleimehl,                   None
Assistant Vice President

Lisa I. Bloomberg,               Assistant Secretary of Oppenheimer Real Asset Management, Inc.
Vice President & Deputy
General Counsel
Veronika Boesch,                 None
Vice President
Chad Boll,                       None
Vice President
Antulio N. Bomfim,               None
Vice President
Michelle Borre Massick,          None
Vice President
Lori E. Bostrom,                 Assistant Secretary of OppenheimerFunds Legacy Program.
Vice President & Deputy
General Counsel
David J. Bowers                  Formerly (until July 2007) Analyst at Evergreen Investments.
Assistant Vice President
John Boydell,                    None
Vice President
Richard Britton,                 Formerly  CTO/Managing  Director of IT Infrastructure  at GMAC Residential  Funding
Vice President                   Corporation (October 2000 - October 2006).

-------------------------------- ------------------------------------------------------------------------------------

Garrett C. Broadrup,             Formerly an Associate at Davis Polk & Wardwell (October 2002 - October 2006).
Vice President & Assistant
Counsel

-------------------------------- ------------------------------------------------------------------------------------

Michael Bromberg,                None
Assistant Vice President
Holly Broussard,                 None
Vice President
Roger Buckley,                   Formerly Manager in Finance (May 2006 - February 2008) at OppenheimerFunds, Inc.
Assistant Vice President

-------------------------------- ------------------------------------------------------------------------------------

Carla Buffulin,                  None
Assistant Vice President

-------------------------------- ------------------------------------------------------------------------------------
-------------------------------- ------------------------------------------------------------------------------------

Stephanie Bullington,            None
Assistant Vice President

-------------------------------- ------------------------------------------------------------------------------------

Paul Burke,                      None
Vice President
Mark Burns,                      None
Vice President
JoAnne Butler,                   None
Assistant Vice President
Geoffrey Caan,                   None
Vice President

-------------------------------- ------------------------------------------------------------------------------------

Christine Calandrella, Formerly Director of Empower Network (March 2007 -
September 2007); formerly HR Assistant Vice President Manager of Arrow
Electronics, Inc. (June 1998 - March 2007).

-------------------------------- ------------------------------------------------------------------------------------

Dale William Campbell,           Formerly (until January 2007) Manager at OppenheimerFunds, Inc.
Assistant Vice President
Patrick Campbell,                Vice President of OppenheimerFunds  Distributor,  Inc., Shareholder Services,  Inc.
Vice President                   and Shareholder Financial Services, Inc.
Debra Casey,                     None
Vice President
Lisa Chaffee,                    None
Vice President
Ronald Chibnik,                  None
Vice President

                                         ----------------------------------------------------------------------------
Patrick Sheng Chu,               None
Assistant Vice President
                                         ----------------------------------------------------------------------------
Brett Clark,                     None
Vice President

Jennifer Clark,                  Formerly  Manager  at  OppenheimerFunds,  Inc.  (February  2006 -  February  2008).
Assistant Vice President         Assistant Vice  President at  Shareholder  Financial  Services,  Inc.,  Shareholder
                                 Services, Inc., and  OFI Private Investments Inc.
H.C. Digby Clements,             None
Senior Vice President:
Rochester Division
Thomas Closs,                    Formerly (until January 2007) Development Manager at OppenheimerFunds, Inc.
Assistant Vice President
David Cole,                      Formerly Manager at OppenheimerFunds, Inc (May 2006 - January 2008).
Assistant Vice President

-------------------------------- ------------------------------------------------------------------------------------

Eric Compton,                    None
Vice President

-------------------------------- ------------------------------------------------------------------------------------
-------------------------------- ------------------------------------------------------------------------------------

Gerald James Concepcion,         None
Assistant Vice President

-------------------------------- ------------------------------------------------------------------------------------
Susan Cornwell,                  Senior Vice  President of  Shareholder  Financial  Services,  Inc. and  Shareholder
Senior Vice President            Services,  Inc.; Vice President of OppenheimerFunds  Distributor,  Inc., Centennial
                                 Asset Management Corporation and OppenheimerFunds Legacy Program.
Cheryl Corrigan,                 None
Assistant Vice President
Belinda J. Cosper,               None
Assistant Vice President
Scott Cottier,                   None
Vice President:

Rochester Division
Lauren Coulston,                 None
Assistant Vice President

-------------------------------- ------------------------------------------------------------------------------------

Terry Crady,                     Formerly IT Development Manager at OppenheimerFunds, Inc.
Assistant Vice President

-------------------------------- ------------------------------------------------------------------------------------
George Curry,                    Vice President of OppenheimerFunds Distributor, Inc.
Vice President
Julie C. Cusker,                 None
Assistant Vice President:
Rochester Division
Kevin Dachille,                  None
Vice President
-------------------------------- ------------------------------------------------------------------------------------

Rushan Dagli,                    Vice President of OFI Private  Investments Inc.,  Shareholder  Financial  Services,
Vice President                   Inc. and Shareholder Services, Inc.

-------------------------------- ------------------------------------------------------------------------------------
John Damian,                     None
Senior Vice President

Jason Davis,                     Formerly Manager at OppenheimerFunds, Inc.
Assistant Vice President

-------------------------------- ------------------------------------------------------------------------------------

Robert Dawson,                   None
Assistant Vice President

-------------------------------- ------------------------------------------------------------------------------------
-------------------------------- ------------------------------------------------------------------------------------

John Delano,                     None
Vice President

-------------------------------- ------------------------------------------------------------------------------------
Kendra Delisa,                   Formerly (until January 2007) Manager at OppenheimerFunds, Inc.
Assistant Vice President
-------------------------------- ------------------------------------------------------------------------------------

Damaris De Los Santos,           Formerly Senior Account Executive (July 2003 - February 2008).
Assistant Vice President

-------------------------------- ------------------------------------------------------------------------------------
Richard Demarco,                 None
Assistant Vice President
Craig P. Dinsell,                None
Executive Vice President
Randall C. Dishmon,              None
Vice President
Rebecca K. Dolan,                None
Vice President
Steven D. Dombrower,             Senior  Vice  President  of  OFI  Private   Investments  Inc.;  Vice  President  of
Vice President                   OppenheimerFunds Distributor, Inc.
-------------------------------- ------------------------------------------------------------------------------------

Sara Donahue,                    Formerly (until November 2006) Manager at OppenheimerFunds, Inc.
Assistant Vice President

-------------------------------- ------------------------------------------------------------------------------------
-------------------------------- ------------------------------------------------------------------------------------

Alicia Dopico,                   Formerly (until August 2007) Manager at OppenheimerFunds, Inc.
Assistant Vice President

-------------------------------- ------------------------------------------------------------------------------------

Thomas Doyle,                    None
Assistant Vice President
Bruce C. Dunbar,                 None
Senior Vice President
Brian Dvorak,                    None
Vice President
Richard Edmiston,                None
Vice President
A. Taylor Edwards,               None
Vice President & Assistant
Counsel
Venkat Eleswarapu,               None
Vice President

-------------------------------- ------------------------------------------------------------------------------------

Christopher Emanuel,             None
Vice President

-------------------------------- ------------------------------------------------------------------------------------

Daniel R. Engstrom,              None
Vice President
James Robert Erven,              None
Assistant Vice President
George R. Evans,                 None

Senior Vice President &
Director of International
Equities
Edward N. Everett,               None
Vice President
Kathy Faber,                     None
Assistant Vice President

David Falicia,                   Assistant Secretary (as of July 2004) of HarbourView Asset Management Corporation.
Assistant Vice President
Rachel Fanopoulos,               Formerly Manager (until August 2007) at OppenheimerFunds, Inc.
Assistant Vice President
Matthew Farkas,                  None
Vice President and Assistant
Counsel

-------------------------------- ------------------------------------------------------------------------------------

Kristie Feinberg,                Assistant Treasurer of Oppenheimer  Acquisition Corp.,  Centennial Asset Management
Vice President and Assistant     Corp.,  OFI  Institutional  Asset  Management  Inc.  and  OFI  Institutional  Asset
Treasurer                        Management;  Treasurer of OppenheimerFunds  Legacy Program,  Oppenheimer Real Asset
                                 Management, Inc.

-------------------------------- ------------------------------------------------------------------------------------
-------------------------------- ------------------------------------------------------------------------------------

William Ferguson,                Formerly Senior Marketing Manager at ETrade (June 2006 - January 2007).
Assistant Vice President

-------------------------------- ------------------------------------------------------------------------------------
Emmanuel Ferreira,               None
Vice President
Ronald H. Fielding,              Vice  President  of  OppenheimerFunds  Distributor,  Inc.;  Director  of ICI Mutual
Senior Vice President;           Insurance  Company;  Governor  of St.  John's  College;  Chairman  of the  Board of
Chairman of the Rochester        Directors of International Museum of Photography at George Eastman House.
Division
                                         ----------------------------------------------------------------------------
Steven Fling,                    None
Assistant Vice President
                                         ----------------------------------------------------------------------------

John E. Forrest,                 Senior Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President
David Foxhoven,                  Assistant  Vice President of  OppenheimerFunds  Legacy  Program;  Vice President of
Senior Vice President            HarbourView Asset Management Corporation.
Colleen M. Franca,               None
Vice President
Barbara Fraser,                  Secretary of OFI Trust Company (since December 2007).
Vice President & Associate
Counsel
Dominic Freud,                   None
Vice President

                                         ----------------------------------------------------------------------------
Hazem Gamal,                     None
Vice President
                                         ----------------------------------------------------------------------------

Charles Gapay,                   Formerly (as of January 2007) Help Desk Manager at OppenheimerFunds, Inc.
Assistant Vice President
Seth Gelman,                     None
Vice President
Timothy Gerlach,                 None
Assistant Vice President

                                         ----------------------------------------------------------------------------
Alan C. Gilston,                None
Vice President
                                         ----------------------------------------------------------------------------
Jacqueline Girvin-Harkins,      None
Assistant Vice President
Jill E. Glazerman,               None
Senior Vice President
-------------------------------- ------------------------------------------------------------------------------------

Kevin Glenn,                     Formerly Tax Manager at OppenheimerFunds, Inc. (December 2006 - February 2008).
Assistant Vice President

-------------------------------- ------------------------------------------------------------------------------------
Benjamin J. Gord,                Vice   President  of  HarbourView   Asset   Management   Corporation   and  of  OFI
Vice President                   Institutional Asset Management, Inc.
-------------------------------- ------------------------------------------------------------------------------------

Raquel Granahan,                 Senior  Vice  President  of  OFI  Private   Investments  Inc.;  Vice  President  of
Senior Vice President            OppenheimerFunds Distributor, Inc., and OppenheimerFunds Legacy Program.

-------------------------------- ------------------------------------------------------------------------------------

Robert B. Grill,                 None
Senior Vice President
Carol Guttzeit,                  None
Vice President
Marilyn Hall,                    None
Vice President
Kelly Haney,                     None
Assistant Vice President
Steve Hauenstein,                None
Assistant Vice President
Robert W. Hawkins,               None
Vice President & Assistant
Counsel
Thomas B. Hayes,                 None
Vice President

-------------------------------- ------------------------------------------------------------------------------------

Bradley Hebert,                  Manager at OppenheimerFunds, Inc. (October 2004 - February 2008).
Assistant Vice President

-------------------------------- ------------------------------------------------------------------------------------
Heidi Heikenfeld,                None
Assistant Vice President
Annika Helgerson,                None
Assistant Vice President

Daniel Herrmann,                 Vice President of OFI Private Investments Inc.
Vice President

-------------------------------- ------------------------------------------------------------------------------------

Benjamin Hetrick,                Manager at OppenheimerFunds, Inc (May 2006 - December 2007).
Assistant Vice President

-------------------------------- ------------------------------------------------------------------------------------
Dennis Hess,                     None
Vice President

Joseph Higgins,                  Vice President of OFI Institutional Asset Management, Inc.
Vice President
Dorothy F. Hirshman,             None
Vice President
Daniel Hoelscher,                None
Assistant Vice President
Eivind Holte,                    Formerly Vice President at U.S. Trust (June 2005 - October 2007)
Vice President

-------------------------------- ------------------------------------------------------------------------------------

Brian Hourihan,                  Assistant Secretary of Oppenheimer Real Asset Management,  Inc.,  HarbourView Asset
Vice President & Deputy          Management  Corporation,  OFI  Institutional  Asset  Management,  Inc. (since April
General Counsel                  2006) and Trinity Investment Management Corporation.

-------------------------------- ------------------------------------------------------------------------------------
Edward Hrybenko,                 Vice President of OppenheimerFunds Distributor, Inc.
Vice President
-------------------------------- ------------------------------------------------------------------------------------

Jason Hubersberger,              None
Vice President

-------------------------------- ------------------------------------------------------------------------------------
Kevin Andrew Huddleston,         None
Assistant Vice President
Scott T. Huebl,                  Assistant Vice President of OppenheimerFunds Legacy Program.
Vice President
-------------------------------- ------------------------------------------------------------------------------------

Douglas Huffman,                 None
Assistant Vice President

-------------------------------- ------------------------------------------------------------------------------------
Margaret Hui,                    None
Vice President
Dana Hunter,                     None
Assistant Vice President
John Huttlin,                    Senior Vice  President  (Director of the  International  Division)  (since  January
Vice President                   2004) of OFI Institutional  Asset Management,  Inc.;  Director (since June 2003) of
                                 OppenheimerFunds International Distributor Limited.
James G. Hyland,                 None
Assistant Vice President
Kelly Bridget Ireland,           None
Vice President

Kathleen T. Ives,                Vice President and Assistant  Secretary of OppenheimerFunds  Distributor,  Inc. and
Vice President, Deputy General   Shareholder  Services,  Inc.;  Assistant  Secretary of Centennial  Asset Management
Counsel & Assistant Secretary    Corporation,  OppenheimerFunds  Legacy Program and Shareholder  Financial Services,

                                 Inc.
---------------------------------------- ----------------------------------------------------------------------------
Frank V. Jennings,                       None
Senior Vice President
---------------------------------------- ----------------------------------------------------------------------------
John Jennings,                           None
Vice President

Jin Jo,                          Formerly Audit Manager at Deloitte & Touche LLP (as of August 2007)
Assistant Vice President

-------------------------------- ------------------------------------------------------------------------------------

Lisa Kadehjian,                  None
Assistant Vice President

-------------------------------- ------------------------------------------------------------------------------------
Charles Kandilis,                None
Assistant Vice President

Amee Kantesaria,                 Formerly Counsel at Massachusetts Mutual Life Insurance Company
Assistant Vice President and     (May 2005-December 2006).
Assistant Counsel
Rezo Kanovich,                   None
Assistant Vice President
Thomas W. Keffer,                Senior Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President

-------------------------------- ------------------------------------------------------------------------------------

James Kennedy,                   Formerly self-employed (December 2005 - September 2006).
Senior Vice President

-------------------------------- ------------------------------------------------------------------------------------

Michael Keogh,                   Vice President of OppenheimerFunds Distributor, Inc.
Vice President
John Kiernan,                    None
Vice President & Marketing
Compliance Manager
Michael Kim,                     None
Assistant Vice President
Audrey Kiszla,                   None
Vice President
Lisa Klassen,                    Vice President of OFI Private  Investments Inc.,  Shareholder  Financial  Services,
Vice President                   Inc.  and  Shareholder  Financial  Services,  Inc.;  Assistant  Vice  President  of
                                 OppenheimerFunds Legacy Program and OppenheimerFunds Distributor, Inc.
Richard Knott,                   President  and  Director of  OppenheimerFunds  Distributor,  Inc.;  Executive  Vice
Executive Vice President         President of OFI Private  Investments Inc.;  Executive Vice President & Director of
                                 Centennial Asset Management Corporation.

-------------------------------- ------------------------------------------------------------------------------------

Daniel Kohn,                     None
Vice President

-------------------------------- ------------------------------------------------------------------------------------
Martin S. Korn,                  None
Senior Vice President
-------------------------------- ------------------------------------------------------------------------------------

Tatyana Kosheleva,               Formerly (as of April 2007) Finance Manager at IBM Corp.
Assistant Vice President

-------------------------------- ------------------------------------------------------------------------------------
-------------------------------- ------------------------------------------------------------------------------------

Michael Kotlartz,                None
Vice President

-------------------------------- ------------------------------------------------------------------------------------
Brian Kramer,                    None
Vice President

S. Arthur Krause, Formerly Product Manager of OppenheimerFunds, Inc. (as of
January 2007). Assistant Vice President

-------------------------------- ------------------------------------------------------------------------------------

Alexander Kurinets,              None
Assistant Vice President

-------------------------------- ------------------------------------------------------------------------------------
Gloria LaFond,                   None
Assistant Vice President
Lisa Lamentino,                  None
Vice President

Tracey Lange,                    Vice President of  OppenheimerFunds  Distributor,  Inc. and OFI Private Investments
Vice President                   Inc.
Jeffrey P. Lagarce,              President of OFI Institutional Asset Management, Inc. as of January 2005.
Senior Vice President
John Latino,                     None
Vice President
Gayle Leavitt,                   None
Assistant Vice President
Christopher M. Leavy,            Senior Vice  President of OFI Private  Investments  Inc., OFI  Institutional  Asset
Senior Vice President            Management, Inc., and Trinity Investment Management Corporation
Randy Legg,                      None
Vice President & Associate
Counsel
Laura Leitzinger,                Senior Vice  President of  Shareholder  Services,  Inc. and  Shareholder  Financial

Senior Vice President            Services, Inc.
Justin Leverenz,                 None
Vice President
Michael S. Levine,               None
Vice President
Brian Levitt,                    None
Vice President
Gang Li,                         None
Vice President
Shanquan Li,                     None
Vice President

Julie A. Libby,                  Senior Vice President and Chief Operating Officer of OFI Private Investments Inc.
Senior Vice President
Daniel Lifshey,                  None
Assistant Vice President
Mitchell J. Lindauer,            None
Vice President & Assistant
General Counsel
Bill Linden,                     None
Assistant Vice President
Malissa B. Lischin,              Assistant Vice President of OppenheimerFunds Distributor, Inc.
Vice President
Justin Livengood,                None
Vice President

-------------------------------- ------------------------------------------------------------------------------------

Christina Loftus,                None
Vice President

-------------------------------- ------------------------------------------------------------------------------------
David P. Lolli,                  None
Assistant Vice President

Ian Loughlin,                    Formerly  Financial  Analysis  Manager  at  OppenheimerFunds,  Inc.  (June  2005  -
Assistant Vice President         February 2008).
Daniel G. Loughran               None
Senior Vice President:
Rochester Division
Patricia Lovett,                 Vice President of Shareholder  Financial  Services,  Inc. and Senior Vice President
Senior Vice President            of Shareholder Services, Inc.

-------------------------------- ------------------------------------------------------------------------------------

Misha Lozovik,                   None
Vice President

-------------------------------- ------------------------------------------------------------------------------------
Dongyan Ma,                      None
Assistant Vice President

Matthew Maley,                   Formerly Operations Manager at Bear Stearns (June 2005 - February 2008).
Assistant Vice President
Daniel Martin,                   None
Assistant Vice President
Jerry Mandzij,                   None
Vice President
Angelo G. Manioudakis,           Senior Vice  President  of  HarbourView  Asset  Management  Corporation  and of OFI
Senior Vice President            Institutional  Asset  Management,  Inc.;  Vice President of Oppenheimer  Real Asset
                                 Management, Inc.
Carolyn Maxson,                  None
Assistant Vice President
William T. Mazzafro,             None
Vice President
Trudi McCanna,                   None
Vice President
Neil McCarthy,                   None
Vice President
Elizabeth McCormack,             Vice President and Assistant Secretary of HarbourView Asset Management Corporation.
Vice President
John McCullough,                 None
Vice President

-------------------------------- ------------------------------------------------------------------------------------

Joseph McDonnell,                None
Vice President

-------------------------------- ------------------------------------------------------------------------------------
Joseph McGovern,                 None
Vice President
Charles L. McKenzie,             Chairman of the Board,  Director,  Chief  Executive  Officer and  President  of OFI

Senior                           Vice President Trust Company; Chairman, Chief
                                 Executive Officer, Chief Investment Officer and
                                 Director of OFI Institutional Asset Management,
                                 Inc.; Chief Executive Officer, President,
                                 Senior Managing Director and Director of
                                 HarbourView Asset Management Corporation;
                                 Chairman, President and Director of Trinity
                                 Investment Management Corporation and Vice
                                 President of Oppenheimer Real Asset Management,
                                 Inc.
William McNamara,                None
Assistant Vice President

-------------------------------- ------------------------------------------------------------------------------------

Mary McNamee,                    None
Vice President

-------------------------------- ------------------------------------------------------------------------------------
Michael Medev,                   None
Assistant Vice President
Lucienne Mercogliano,            None
Vice President
-------------------------------- ------------------------------------------------------------------------------------

Jay Mewhirter,                   None
Vice President

-------------------------------- ------------------------------------------------------------------------------------
Andrew J. Mika,                  None
Senior Vice President
Jan Miller,                      None
Assistant Vice President
-------------------------------- ------------------------------------------------------------------------------------

Scott Miller,                    Formerly  Assistant Vice President at AXA  Distributors,  LLC (July 2005 - February
Vice President                   2008).

-------------------------------- ------------------------------------------------------------------------------------
Rejeev Mohammed,                 None
Assistant Vice President

Sarah Morrison,                  Formerly (as of January 2007) Manager at OppenheimerFunds, Inc.
Assistant Vice President

---------------------------------------- ----------------------------------------------------------------------------
Jill Mulcahy,                            None
Vice President:
Rochester Division
---------------------------------------- ----------------------------------------------------------------------------
John V. Murphy,                          President  and  Management  Director  of  Oppenheimer   Acquisition  Corp.;
Chairman, Chief                          President  and  Director  of  Oppenheimer  Real  Asset  Management,   Inc.;
Executive Officer & Director             Chairman  and  Director  of  Shareholder  Services,  Inc.  and  Shareholder
                                         Financial Services, Inc.; Director of OppenheimerFunds  Distributor,  Inc.,
                                         OFI Institutional  Asset Management,  Inc., Trinity  Investment  Management
                                         Corporation,  Tremont Group Holdings,  Inc.,  HarbourView  Asset Management
                                         Corporation and OFI Private  Investments Inc.;  Executive Vice President of
                                         Massachusetts  Mutual Life Insurance  Company;  Director of DLB Acquisition
                                         Corporation;  a  member  of the  Investment  Company  Institute's  Board of
                                         Governors.

Suzanne Murphy,                  Vice President of OFI Private Investments Inc.
Vice President

---------------------------------------- ----------------------------------------------------------------------------
Thomas J. Murray,                        None
Vice President
---------------------------------------- ----------------------------------------------------------------------------

Christine Nasta,                         Vice President of OppenheimerFunds Distributor, Inc.
Vice President
Paul Newman,                     None
Assistant Vice President

-------------------------------- ------------------------------------------------------------------------------------

Richard Nichols,                 None
Vice President

-------------------------------- ------------------------------------------------------------------------------------
William Norman,                  None
Assistant Vice President
James B. O'Connell,              None
Assistant Vice President
Matthew O'Donnell,               None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
Lisa Ogren,                              Formerly Manager at OppenheimerFunds, Inc.
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------
-------------------------------- ------------------------------------------------------------------------------------

Tony Oh,                         None
Assistant Vice President

-------------------------------- ------------------------------------------------------------------------------------
John J. Okray,                   None
Vice President
Kristina Olson,                  None
Vice President
Lerae A. Palumbo,                None
Assistant Vice President

Kathleen Patton,                 Assistant Vice President of Shareholder Services, Inc.
Assistant Vice President
David P. Pellegrino,             None
Senior Vice President
Allison C. Pells,                None
Assistant Vice President
Robert H. Pemble,                None
Vice President
Lori L. Penna,                   None
Vice President
Brian Petersen,                  Assistant Treasurer of OppenheimerFunds Legacy Program.
Vice President
Marmeline Petion-Midy,           None
Assistant Vice President
David Pfeffer,                   Treasurer of Oppenheimer  Acquisition  Corp.;  Senior Vice President of HarbourView
Senior Vice President, Chief     Asset Management Corporation since February 2004.
Financial Officer & Treasurer
James F. Phillips,               None
Senior Vice President
Gary Pilc,                       None
Vice President
John Piper,                      Assistant Vice President of Shareholder Services, Inc.
Assistant Vice President
Jeaneen Pisarra,                 None
Vice President
Nicolas Pisciotti,               None
Vice President

-------------------------------- ------------------------------------------------------------------------------------

Christine Polak,                 None
Vice President

-------------------------------- ------------------------------------------------------------------------------------
Sergei Polevikov,                None
Assistant Vice President
Jeffrey Portnoy,                 None
Assistant Vice President
David Preuss,                    None
Assistant Vice President
Ellen Puckett,                   None
Assistant Vice President
-------------------------------- ------------------------------------------------------------------------------------

Jodi Pullman,                    Formerly Product Manager at OppenheimerFunds,  Inc. (January 2007 - February 2008);
Assistant Vice President         Senior Project Manager at OppenheimerFunds, Inc. (March 2006 - January 2007).

-------------------------------- ------------------------------------------------------------------------------------
Paul Quarles,                    None
Assistant Vice President
Michael E. Quinn,                None
Vice President
Julie S. Radtke,                 None
Vice President

Timothy Raeke,                   Formerly (as of July 2007) Vice President at MFS Investment Management.
Assistant Vice President

-------------------------------- ------------------------------------------------------------------------------------

Norma J. Rapini,                 None
Assistant Vice President:
Rochester Division

-------------------------------- ------------------------------------------------------------------------------------
Corry E. Read,                   None
Assistant Vice President
Marc Reinganum,                  None
Vice President
Jill Reiter,                     None
Assistant Vice President
-------------------------------- ------------------------------------------------------------------------------------

Jason Reuter,                    Formerly Manager at OppenheimerFunds, Inc. (February 2006 - February 2008).
Assistant Vice President

-------------------------------- ------------------------------------------------------------------------------------

Eric Rhodes,                     None
Assistant Vice President
Maria Ribeiro De Castro,         None
Vice President
Eric Richter,                    Vice President of HarbourView Asset Management Corporation.
Vice President
Grace Roberts,                   None
Assistant Vice President
David Robertson,                 Senior  Vice  President  of  OppenheimerFunds  Distributor,   Inc.;  President  and
Senior Vice President            Director of Centennial Asset Management Corporation.
Robert Robis,                    None
Vice President
Antoinette Rodriguez,            None
Vice President
Lucille Rodriguez,               None
Assistant Vice President

-------------------------------- ------------------------------------------------------------------------------------

Stacey Roode,                    None
Senior Vice President

-------------------------------- ------------------------------------------------------------------------------------
Jeffrey S. Rosen,                None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
Stacy Roth,                              None
Vice President
---------------------------------------- ----------------------------------------------------------------------------

Richard Royce,                           None
Vice President

-------------------------------- ------------------------------------------------------------------------------------

Adrienne Ruffle,                 Assistant Secretary of OppenheimerFunds Legacy Program.
Vice President & Assistant
Counsel

-------------------------------- ------------------------------------------------------------------------------------
Kim Russomanno,                  None
Assistant Vice President
Gerald Rutledge,                 None
Vice President
Julie Anne Ryan,                 None
Vice President
Timothy Ryan,                    None
Vice President
-------------------------------- ------------------------------------------------------------------------------------

Matthew Torpey,                  None
Assistant Vice President

-------------------------------- ------------------------------------------------------------------------------------
Rohit Sah,                       None
Vice President
-------------------------------- ------------------------------------------------------------------------------------

Gary Salerno,                    Formerly (as of May 2007) Separate Account  Business  Liaison at  OppenheimerFunds,
Assistant Vice President         Inc.

-------------------------------- ------------------------------------------------------------------------------------
Valerie Sanders,                 None
Vice President

Kurt Savallo,                    Formerly Senior Business Analyst at OppenheimerFunds, Inc.
Assistant Vice President
Rudi W. Schadt,                  None
Vice President

-------------------------------- ------------------------------------------------------------------------------------

Mary Beth Schellhorn,            None
Assistant Vice President

-------------------------------- ------------------------------------------------------------------------------------
Ellen P. Schoenfeld,             None
Vice President

Kathleen Schmitz,                Assistant Vice  President of HarbourView  Asset  Management  Corporation.  Formerly
Assistant Vice President         Fund Accounting Manager at OppenheimerFunds, Inc. (November 2004 - February 2008).
Patrick Schneider,               None
Assistant Vice President
Scott A. Schwegel,               None
Assistant Vice President
Allan P. Sedmak,                 None
Assistant Vice President
Jennifer L. Sexton,              Senior Vice President of OFI Private Investments Inc.
Vice President
Asutosh Shah,                    None
Vice President
Kamal Shah,                      None
Vice President
Navin Sharma,                    None
Vice President
Tammy Sheffer,                   None
Vice President
Mary Dugan Sheridan,             None
Vice President

-------------------------------- ------------------------------------------------------------------------------------

Nicholas Sherwood,               Formerly Manager at OppenheimerFunds, Inc. (February 2006 - February 2008).
Assistant Vice President

-------------------------------- ------------------------------------------------------------------------------------
David C. Sitgreaves,             None
Assistant Vice President

Michael Skatrud,                 Formerly (as of March 2007) Corporate Bond Analyst at Putnam Investments.
Assistant Vice President
Enrique H. Smith,                None
Vice President
Kevin Smith,                     None
Vice President

-------------------------------- ------------------------------------------------------------------------------------

Paul Snogren                     None
Assistant Vice President

-------------------------------- ------------------------------------------------------------------------------------
Louis Sortino,                   None
Vice President:
Rochester Division
Keith J. Spencer,                None
Senior Vice President
Marco Antonio Spinar,            None
Assistant Vice President

Brett Stein,                     Formerly Vice President of Client Services at XAware,  Inc.  (October 2002 - August
Vice President                   2006).
Richard A. Stein,                None
Vice President:

Rochester Division

Arthur P. Steinmetz,             Senior Vice President of HarbourView Asset Management  Corporation;  Vice President
Senior Vice President            of OFI Institutional Asset Management, Inc.
Jennifer Stevens,                None
Vice President
Benjamin Stewart,                None
Assistant Vice President

-------------------------------- ------------------------------------------------------------------------------------

Peter Strzalkowski,              Vice President of HarbourView Asset Management,  Inc. Formerly (as of August 2007).
Vice President                   Founder/Managing Partner at Vector Capital Management.

-------------------------------- ------------------------------------------------------------------------------------

John P. Stoma,                   Senior Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President
Amy Sullivan,                    None
Assistant Vice President
Carole Sumption,                 Formerly Vice President at Policy Studies, Inc. (July 2003 - April 2007).
Vice President
Michael Sussman,                 Vice President of OppenheimerFunds Distributor, Inc.
Vice President
Thomas Swaney,                   Vice President of HarbourView Asset Management Corporation.
Vice President
Brian C. Szilagyi,               None
Assistant Vice President
Martin Telles,                   Senior Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President
Charles Toomey,                  None
Vice President
Vincent Toner,                   None
Vice President
Melinda Trujillo,                None
Vice President
Leonid Tsvayg,                   None
Assistant Vice President
Keith Tucker,                    None
Vice President

---------------------------------------- ----------------------------------------------------------------------------
Angela Uttaro,                           None
Assistant Vice President: Rochester
Division
---------------------------------------- ----------------------------------------------------------------------------
Mark S. Vandehey,                        Vice   President   and  Chief   Compliance   Officer  of   OppenheimerFunds
Senior Vice President & Chief            Distributor,  Inc., Centennial Asset Management Corporation and Shareholder
Compliance Officer                       Services,  Inc.; Chief Compliance  Officer of HarbourView  Asset Management
                                         Corporation,  Real Asset Management,  Inc., Shareholder Financial Services,
                                         Inc., Trinity Investment Management  Corporation,  OppenheimerFunds  Legacy
                                         Program,  OFI  Private  Investments  Inc.  and OFI  Trust  Company  and OFI
                                         Institutional Asset Management, Inc.
Maureen Van Norstrand,           None
Vice President
Nancy Vann,                      None
Vice President & Associate
Counsel
Rene Vecka,                      None
Assistant Vice President:
Rochester Division
Vincent Vermette,                Assistant Vice President of OppenheimerFunds Distributor, Inc.
Vice President
Elaine Villas-Obusan,            None
Assistant Vice President
-------------------------------- ------------------------------------------------------------------------------------

Ryan Virag,                      None
Assistant Vice President

-------------------------------- ------------------------------------------------------------------------------------
Jake Vogelaar,                   None
Assistant Vice President
Phillip F. Vottiero,             None
Vice President
-------------------------------- ------------------------------------------------------------------------------------

Mark Wachter,                    Formerly Manager at OppenheimerFunds, Inc.  (March 2005 - February 2008).
Vice President

-------------------------------- ------------------------------------------------------------------------------------
Lisa Walsh,                      None
Assistant Vice President
-------------------------------- ------------------------------------------------------------------------------------

Darren Walsh,                    President and Director of  Shareholder  Financial  Services,  Inc. and  Shareholder
Executive Vice President         Services,  Inc.  Formerly  General  Manager and Senior Vice  President  of Comverse
                                 (December 2005 - September 2006).

-------------------------------- ------------------------------------------------------------------------------------
-------------------------------- ------------------------------------------------------------------------------------

Richard Walsh,                   Vice President of OFI Private Investments.
Vice President

-------------------------------- ------------------------------------------------------------------------------------
-------------------------------- ------------------------------------------------------------------------------------

Thomas Waters,                   Vice President of OFI Institutional Asset Management, Inc.
Vice President

-------------------------------- ------------------------------------------------------------------------------------
-------------------------------- ------------------------------------------------------------------------------------

Deborah Weaver,                  None
Vice President

-------------------------------- ------------------------------------------------------------------------------------
Jerry A. Webman,                 Senior Vice President of HarbourView Asset Management Corporation.
Senior Vice President
Christopher D. Weiler,           None
Vice President:

Rochester Division
Melissa Lynn Weiss,              None
Vice President & Deputy Counsel

---------------------------------------- ----------------------------------------------------------------------------
Christine Wells,                         None
Vice President
---------------------------------------- ----------------------------------------------------------------------------
Joseph J. Welsh,                         Vice President of HarbourView Asset Management Corporation.
Vice President
---------------------------------------- ----------------------------------------------------------------------------
Catherine M. White,                      Assistant Vice President of OppenheimerFunds  Distributor,  Inc.; member of
Assistant Vice President                 the American Society of Pension Actuaries (ASPA) since 1995.
---------------------------------------- ----------------------------------------------------------------------------

Troy Willis,                             None
Assistant Vice President,
Rochester Division
Mitchell Williams,               None
Vice President
Julie Wimer,                     None
Assistant Vice President

Donna M. Winn,                   President,  Chief  Executive  Officer & Director of OFI Private  Investments  Inc.;
Senior Vice President            Director & President of OppenheimerFunds  Legacy Program;  Senior Vice President of
                                 OppenheimerFunds Distributor, Inc.
---------------------------------------- ----------------------------------------------------------------------------
Brian W. Wixted,                         Treasurer of HarbourView  Asset  Management  Corporation;  OppenheimerFunds
Senior Vice President & Treasurer        International Ltd.,  Oppenheimer Real Asset Management,  Inc.,  Shareholder
                                         Services,   Inc.,   Shareholder  Financial  Services,   Inc.,  OFI  Private
                                         Investments    Inc.,   OFI   Institutional    Asset    Management,    Inc.,
                                         OppenheimerFunds  plc and  OppenheimerFunds  Legacy Program;  Treasurer and
                                         Chief  Financial  Officer  of OFI Trust  Company;  Assistant  Treasurer  of
                                         Oppenheimer Acquisition Corp.
---------------------------------------- ----------------------------------------------------------------------------

Carol E. Wolf,                           Senior Vice President of HarbourView  Asset  Management  Corporation and of
Senior Vice President                    Centennial   Asset   Management   Corporation;   Vice   President   of  OFI
                                         Institutional  Asset  Management,  Inc; serves on the Board of the Colorado
                                         Ballet.
Meredith Wolff,                  Vice President of OppenheimerFunds Distributor, Inc.
Vice President
Oliver Wolff,                    None
Assistant Vice President
Kurt Wolfgruber,                 Director  of  OppenheimerFunds   Distributor,   Inc.,  Director  of  Tremont  Group
President, Chief Investment      Holdings,  Inc.,  HarbourView  Asset Management  Corporation and OFI  Institutional
Officer & Director               Asset  Management,  Inc.  (since June  2003).  Management  Director of  Oppenheimer

                                 Acquisition Corp. (since December 2005).

Caleb C. Wong,                   None
Vice President
Edward C. Yoensky,               None
Assistant Vice President
Geoff Youell,                    None
Assistant Vice President
Lucy Zachman,                    None
Vice President
Robert G. Zack,                  General Counsel of Centennial  Asset  Management  Corporation;  General Counsel and
Executive Vice President &       Director of OppenheimerFunds  Distributor,  Inc.; Senior Vice President and General
General Counsel                  Counsel of HarbourView  Asset Management  Corporation and OFI  Institutional  Asset
                                 Management,   Inc.;  Senior  Vice  President,   General  Counsel  and  Director  of
                                 Shareholder  Financial  Services,  Inc.,  Shareholder  Services,  Inc., OFI Private
                                 Investments  Inc.;  Executive Vice  President,  General Counsel and Director of OFI
                                 Trust Company;  Director and Assistant Secretary of OppenheimerFunds  International
                                 Limited; Vice President,  Secretary and General Counsel of Oppenheimer  Acquisition
                                 Corp.;   Director  and  Assistant  Secretary  of   OppenheimerFunds   International
                                 Distributor  Limited;  Vice  President of  OppenheimerFunds  Legacy  Program;  Vice
                                 President and Director of Oppenheimer  Partnership  Holdings Inc.;  Director of OFI
                                 Institutional Asset Management, Ltd.

---------------------------------------- ----------------------------------------------------------------------------
Anna Zatulovskaya,                       None
Assistant Vice President
---------------------------------------- ----------------------------------------------------------------------------

Mark D. Zavanelli,                       Vice President of OFI Institutional Asset Management, Inc.
Vice President

-------------------------------- ------------------------------------------------------------------------------------

Sara Zervos,                     None
Vice President

-------------------------------- ------------------------------------------------------------------------------------
Alex Zhou,                       None
Assistant Vice President
Ronald Zibelli, Jr.              Formerly Managing Director and Small Cap Growth Team Leader at Merrill Lynch.
Vice President

The Oppenheimer Funds include the
following:

Centennial California Tax Exempt Trust Centennial Government Trust Centennial
Money Market Trust Centennial New York Tax Exempt Trust Centennial Tax Exempt
Trust Limited Term New York Municipal Fund
     (a series of Rochester Portfolio
     Series)
OFI Tremont Core Strategies Hedge Fund
Oppenheimer Absolute Return Fund
Oppenheimer AMT-Free Municipals
Oppenheimer AMT-Free New York
     Municipals
Oppenheimer Balanced Fund
Oppenheimer Baring China Fund
Oppenheimer Baring Japan Fund
Oppenheimer Baring SMA International
     Fund
Oppenheimer California Municipal Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Capital Income Fund
Oppenheimer Cash Reserves
Oppenheimer Champion Income Fund
Oppenheimer Commodity Strategy Total
     Return Fund
Oppenheimer Convertible Securities
     Fund (a series of Bond Fund
     Series)
Oppenheimer Core Bond Fund (a series
     of Oppenheimer Integrity Funds)

Oppenheimer Developing Markets Fund
Oppenheimer Discovery Fund
Oppenheimer Dividend Growth Fund
Oppenheimer Emerging Growth Fund
Oppenheimer Equity Fund, Inc.
Oppenheimer Equity Income Fund, Inc.
Oppenheimer Global Fund
Oppenheimer Global Opportunities Fund
Oppenheimer Global Value Fund
Oppenheimer Gold & Special Minerals

     Fund
Oppenheimer International Bond Fund
Oppenheimer Institutional Money Market
     Fund
Oppenheimer International Diversified
     Fund
Oppenheimer International Growth Fund
Oppenheimer International Small
     Company Fund
Oppenheimer International Value Fund
     (a series of Oppenheimer
     International Value Trust)
Oppenheimer Limited Term California
     Municipal Fund
Oppenheimer Limited-Term Government
     Fund
Oppenheimer Limited Term Municipal
     Fund (a series of Oppenheimer
     Municipal Fund)
Oppenheimer Main Street Fund (a series
     of Oppenheimer Main Street Funds,
     Inc.)
Oppenheimer Main Street Opportunity
     Fund

Oppenheimer Main Street Small Cap Fund
Oppenheimer Master Loan Fund, LLC
Oppenheimer Master International Value
     Fund, LLC
Oppenheimer MidCap Fund

Oppenheimer Money Market Fund, Inc.
Oppenheimer    Multi-State    Municipal
Trust (3 series):
     Oppenheimer New Jersey Municipal
         Fund
     Oppenheimer Pennsylvania
         Municipal Fund
     Oppenheimer Rochester National
         Municipals

Oppenheimer Portfolio Series (4 series)
      Active Allocation Fund
      Equity Investor Fund
      Conservative Investor Fund
     Moderate Investor Fund
Oppenheimer Portfolio Series Fixed
Income Active Allocation Fund
Oppenheimer Principal Protected Main
Street Fund (a series of Oppenheimer
Principal

         Protected Trust)
Oppenheimer Principal Protected Main
Street Fund II (a series of
Oppenheimer Principal
         Protected Trust II)
Oppenheimer Principal Protected Main
Street Fund III (a series of
Oppenheimer Principal
         Protected Trust III)
Oppenheimer Quest For Value Funds (3
series)
     Oppenheimer Quest Balanced Fund
     Oppenheimer Quest Opportunity
         Value Fund
     Oppenheimer Small- & Mid-Cap
         Value Fund
Oppenheimer Quest International Value
     Fund, Inc.
Oppenheimer Real Estate Fund
Oppenheimer Rising Dividends Fund, Inc.
Oppenheimer Rochester Arizona
     Municipal Fund
Oppenheimer Rochester Maryland
     Municipal Fund
Oppenheimer Rochester Massachusetts
     Municipal Fund
Oppenheimer Rochester Michigan
     Municipal Fund
Oppenheimer Rochester Minnesota
     Municipal Fund
Oppenheimer Rochester North Carolina
     Municipal Fund
Oppenheimer Rochester Ohio Municipal
     Fund
Oppenheimer Rochester Virginia
     Municipal Fund
                         Oppenheimer Select Value Fund
                     Oppenheimer Senior Floating Rate Fund
                        Oppenheimer Series Fund, Inc. (1
                                    series):

Oppenheimer Value Fund Oppenheimer SMA Core Bond Fund Oppenheimer SMA
International Bond Fund Oppenheimer Strategic Income Fund Oppenheimer Transition
2010 Fund Oppenheimer Transition 2015 Fund Oppenheimer Transition 2020 Fund
Oppenheimer Transition 2025 Fund Oppenheimer Transition 2030 Fund Oppenheimer
Transition 2040 Fund Oppenheimer Transition 2050 Fund Oppenheimer U.S.
Government Trust Oppenheimer Variable Account Funds (11 series):

     Oppenheimer Balanced Fund/VA
     Oppenheimer Capital Appreciation
         Fund/VA
     Oppenheimer Core Bond Fund/VA
     Oppenheimer Global Securities
         Fund/VA
     Oppenheimer High Income Fund/VA
     Oppenheimer Main Street Fund/VA
     Oppenheimer Main Street Small Cap
         Fund/VA
     Oppenheimer MidCap Fund/VA
     Oppenheimer Money Fund/VA
     Oppenheimer Strategic Bond Fund/VA
     Oppenheimer Value Fund/VA
Panorama Series Fund, Inc. (4 series):
     Government Securities Portfolio
     Growth Portfolio
     Oppenheimer International Growth
         Fund/VA
     Total Return Portfolio
Rochester Fund Municipals

     The address of the Oppenheimer  funds listed above,  Shareholder  Financial
Services,   Inc.,  Shareholder  Services,   Inc.,   OppenheimerFunds   Services,
Centennial Asset Management Corporation,  and OppenheimerFunds Legacy Program is
6803 South Tucson Way, Centennial, Colorado 80112-3924.

     The address of OppenheimerFunds,  Inc., OppenheimerFunds Distributor, Inc.,
HarbourView Asset Management  Corporation,  Oppenheimer  Acquisition  Corp., OFI
Private Investments Inc., OFI Institutional Asset Management,  Inc.  Oppenheimer
Real Asset Management, Inc. and OFI Trust Company is Two World Financial Center,
225 Liberty Street, 11th Floor, New York, New York 10281-1008.

The address of Tremont Group  Holdings,  Inc. is 555 Theodore Fremd Avenue,
Position & Office  Position and Office Suite  206-C,  Rye, New York 10580.  with
Underwriter with Registrant

     The  address  of  OppenheimerFunds   International  Ltd.  is  70  Sir  John
Rogerson's Quay, Dublin 2, Ireland.

     The  address  of Trinity  Investment  Management  Corporation  is 301 North
Spring Street, Bellefonte, Pennsylvania 16823.

     The address of OppenheimerFunds  International Distributor Limited is Suite
1601,  Central Tower,  28 Queen's Road Central,  Hong Kong.  Item 27.  Principal
Underwriter

(a) OppenheimerFunds Distributor, Inc. is the Distributor of the Registrant's
shares. It is also the Distributor of each of the other registered open-end investment companies for which OppenheimerFunds, Inc. is the investment adviser, as described in Part A and Part B of this Registration Statement and listed in
Item 26(b) above (except Panorama Series Fund, Inc.) and for MassMutual
Institutional Funds.

(b) The directors and officers of the Registrant's principal underwriter are:

Name & Principal
Business Address
---------------------------------------- ----------------------------------------------------------------------------

Timothy Abbhul(1)                                Vice President and Treasurer         None
Robert Agan(1)                                   Vice President                       None
Anthony Allocco(2)                               Assistant Vice President             None
Janette Aprilante(2)                             Secretary                            None

------------------------------------------------ ------------------------------------ ---------------------------------

Tracey Apostolopoulos(1)                         Assistant Vice President             None

------------------------------------------------ ------------------------------------ ---------------------------------
James Barker                                     Vice President                       None
1723 W. Nelson Street
Chicago, IL 60657
Kathleen Beichert(1)                             Senior Vice President                None
Rocco Benedetto(2)                               Vice President                       None

Christopher Bergeron                             Vice President                       None
Rick Bettridge                                   Vice President                       None
11504 Flowering Plum Lane
Highland,  UT  84003

David A. Borrelli                                Vice President                       None
105 Black Calla Ct.
San Ramon, CA 94583
Jeffrey R. Botwinick                             Vice President                       None
4431 Twin Pines Drive
Manlius, NY 13104
Sarah Bourgraf(1)                                Vice President                       None
Bryan Bracchi                                    Vice President                       None
Michelle Brennan(2)                              Vice President                       None
Joshua Broad(2)                                  Vice President                       None
Kevin E. Brosmith                                Senior Vice President                None
5 Deer Path
South Natlick, MA 01760
Jeffrey W. Bryan                                 Vice President                       None
1048 Malaga Avenue
Coral Gables, FL 33134
------------------------------------------------ ------------------------------------ ---------------------------------

Ross Burkstaller                                 Vice President                       None
211 Tulane Drive SE
Albuquerque, NM 87106

------------------------------------------------ ------------------------------------ ---------------------------------

Patrick Campbell(1)                              Assistant Vice President             None
Robert Caruso                                    Vice President                       None
15 Deforest Road
Wilton, CT 06897
Donelle Chisolm(2)                               Assistant Vice President             None
Andrew Chronofsky                                Vice President                       None
Angelanto Ciaglia(2)                             Vice President                       None
Melissa Clayton(2)                               Assistant Vice President             None
Craig Colby(2)                                   Vice President                       None
Rodney Constable(1)                              Vice President                       None
Susan Cornwell(1)                                Vice President                       None
Neev Crane                                       Vice President                       None

1530 Beacon Street, Apt. #1403
Brookline, MA 02446

Michael Daley                                    Vice President                       None
40W387 Oliver Wendell Holmes St
St. Charles, IL 60175
Fredrick Davis                                   Vice President                       None
14431 SE 61st Street
Bellevue, WA 98006

John Davis(2)                                    Vice President                       None
Stephen J. Demetrovits(2)                        Vice President                       None
Steven Dombrower                                 Vice President                       None
13 Greenbrush Court
Greenlawn, NY 11740
------------------------------------------------ ------------------------------------ ---------------------------------
Beth Arthur Du Toit(1)                           Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Kent M. Elwell                                   Vice President                       None
35 Crown Terrace
Yardley, PA 19067
------------------------------------------------ ------------------------------------ ---------------------------------
Gregg A. Everett                                 Vice President                       None
4328 Auston Way
Palm Harbor, FL 34685-4017
George R. Fahey                                  Senior Vice President                None
9511 Silent Hills Lane
Lone Tree, CO 80124
Eric C. Fallon                                   Vice President                       None
10 Worth Circle
Newton, MA 02458
------------------------------------------------ ------------------------------------ ---------------------------------

Kristie Feinberg(2)                              Assistant Treasurer                  None

------------------------------------------------ ------------------------------------ ---------------------------------
James Fereday                                    Vice President                       None
Joseph Fernandez                                 Vice President                       None
1717 Richbourg Park Drive
Brentwood, TN 37027
Mark J. Ferro                                    Senior Vice President                None
104 Beach 221st Street
Breezy Point, NY 11697
Ronald H. Fielding(3)                            Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
Eric P. Fishel                                   Vice President                       None
725 Boston Post Rd., #12
Sudbury, MA 01776
------------------------------------------------ ------------------------------------ ---------------------------------
Patrick W. Flynn                                 Senior Vice President                None
14083 East Fair Avenue
Englewood, CO 80111
John E. Forrest(2)                               Senior Vice President                None
John ("J") Fortuna(2)                            Vice President                       None
Jayme D. Fowler                                  Vice President                       None
3818 Cedar Springs Road, #101-349
Dallas, TX 75219

William Friebel                                  Vice President                       None
2919 St. Albans Forest Circle
Glencoe, MO 63038
Alyson Frost(2)                                  Assistant Vice President             None
Richard Fuerman(2)                               Vice President                       None

------------------------------------------------ ------------------------------------ ---------------------------------

Charlotte Gardner(1)                             Vice President                       None

------------------------------------------------ ------------------------------------ ---------------------------------
Lucio Giliberti                                  Vice President                       None
6 Cyndi Court
Flemington, NJ 08822
------------------------------------------------ ------------------------------------ ---------------------------------

David Goldberg                                   Assistant Vice President             None

------------------------------------------------ ------------------------------------ ---------------------------------
Michael Gottesman                                Vice President                       None
255 Westchester Way
Birmingham, MI 48009
Raquel Granahan(4)                               Vice President                       None
Ralph Grant                                      Senior Vice President                None
10 Boathouse Close
Mt. Pleasant, SC 29464
Kahle Greenfield(2)                              Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------

Robert Grill(2)                                  Senior Vice President                None

------------------------------------------------ ------------------------------------ ---------------------------------
Eric Grossjung                                   Vice President                       None
4002 N. 194th Street
Elkhorn, NE 68022
Michael D. Guman                                 Vice President                       None
3913 Pleasant Avenue
Allentown, PA 18103

James E. Gunter                                  Vice President                       None
603 Withers Circle

Wilmington, DE 19810

Garrett Harbron                                  Vice President                       None
8895 Hillsboro Road
Valles Mines, MO 63087

Kevin J. Healy(2)                                Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------

Kenneth Henry(2)                                 Vice President                       None

------------------------------------------------ ------------------------------------ ---------------------------------
Wendy G. Hetson(2)                               Vice President                       None
Jennifer Hoelscher(1)                            Assistant Vice President             None
William E. Hortz(2)                              Vice President                       None
Edward Hrybenko(2)                               Vice President                       None
Amy Huber(1)                                     Assistant Vice President             None
Brian F. Husch                                   Vice President                       None
37 Hollow Road
Stonybrook, NY 11790
Patrick Hyland(2)                                Assistant Vice President             None
Keith Hylind(2)                                  Vice President                       None
Kathleen T. Ives(1)                              Vice President & Assistant           Assistant Secretary
                                                 Secretary
Shonda Rae Jaquez(2)                             Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
Eric K. Johnson                                  Vice President                       None
8588 Colonial Drive
Lone Tree, CO 80124
------------------------------------------------ ------------------------------------ ---------------------------------

Elyse Jurman                                     Vice President                       None
5486 NW 42 Ave
Boca Raton, FL 33496

------------------------------------------------ ------------------------------------ ---------------------------------
Thomas Keffer(2)                                 Senior Vice President                None
------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------
Michael Keogh(2)                                 Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------

Brian Kiley(2)                                   Vice President                       None
Lisa Klassen(1)                                  Assistant Vice President             None
Richard Klein                                    Senior Vice President                None
4820 Fremont Avenue South

Minneapolis, MN 55419
Richard Knott(1)                                 President and Director               None
Brent A. Krantz                                  Senior Vice President                None
61500 Tam McArthur Loop
Bend, OR 97702
Eric Kristenson(2)                               Vice President                       None
David T. Kuzia                                   Vice President                       None
10258 S. Dowling Way
Highlands Ranch, CO 80126

Tracey Lange(2)                                  Vice President                       None
John Laudadio                                    Vice President                       None

------------------------------------------------ ------------------------------------ ---------------------------------

Jesse Levitt(2)                                  Vice President                       None

------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------

Julie Libby(2)                                   Senior Vice President                None

------------------------------------------------ ------------------------------------ ---------------------------------
Eric J. Liberman                                 Vice President                       None
27 Tappan Ave., Unit West
Sleepy Hollow, NY 10591

Malissa Lischin(2)                               Assistant Vice President             None
Christina Loftus(2)                              Vice President                       None
Thomas Loncar                                    Vice President                       None

1401 North Taft Street, Apt. 726
Arlington, VA 22201
------------------------------------------------ ------------------------------------ ---------------------------------
Peter Maddox(2)                                  Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
Michael Malik                                    Vice President                       None
546 Idylberry Road
San Rafael, CA 94903
Steven C. Manns                                  Vice President                       None
1627 N. Hermitage Avenue
Chicago, IL 60622
Todd A. Marion                                   Vice President                       None
24 Midland Avenue
Cold Spring Harbor, NY 11724
LuAnn Mascia(2)                                  Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------

Michael McDonald                                 Vice President                       None
11749 S Cormorant Circle
Parker, CO 80134

------------------------------------------------ ------------------------------------ ---------------------------------
John C. McDonough                                Senior Vice President                None
533 Valley Road
New Canaan, CT 06840
------------------------------------------------ ------------------------------------ ---------------------------------
Kent C. McGowan                                  Vice President                       None
9510 190th Place SW
Edmonds, WA 98020
------------------------------------------------ ------------------------------------ ---------------------------------
Brian F. Medina                                  Vice President                       None
3009 Irving Street
Denver, CO 80211

William Meerman                                  Vice President                       None
4939 Stonehaven Drive
Columbus, OH 43220
Saul Mendoza                                     Vice President                       None
503 Vincinda Crest Way
Tampa FL 33619

------------------------------------------------ ------------------------------------ ---------------------------------
Mark Mezzanotte                                  Vice President                       None
16 Cullen Way
Exeter, NH 03833
------------------------------------------------ ------------------------------------ ---------------------------------
Matthew L. Michaelson                            Vice President                       None
1250 W. Grace, #3R
Chicago, IL 60613
Noah Miller(1)                                   Vice President                       None
Clint Modler(1)                                  Vice President                       None
Robert Moser                                     Vice President                       None
9650 East Aspen Hill Circle
Lone Tree, CO 80124
David W. Mountford                               Vice President                       None
7820 Banyan Terrace
Tamarac, FL 33321
Gzim Muja                                        Vice President                       None
269 S. Beverly Dr. #807
Beverly Hills, CA 90212
Matthew Mulcahy(2)                               Vice President                       None
Wendy Jean Murray                                Vice President                       None
32 Carolin Road
Upper Montclair, NJ 07043
John S. Napier                                   Vice President                       None
17 Hillcrest Ave.
Darien, CT 06820
Christina Nasta(2)                               Vice President                       None
Kevin P. Neznek(2)                               Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------

Christopher Nicholson(2)                         Vice President                       None

------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------

Patrick Noble                                    Vice President                       None

------------------------------------------------ ------------------------------------ ---------------------------------
------------------------------------------------ ------------------------------------ ---------------------------------

Chad Noel                                        Vice President                       None

------------------------------------------------ ------------------------------------ ---------------------------------
Bradford G. Norford                              Vice President                       None
5095 Lahinch Ct.
Westerville, OH 43082
Alan Panzer                                      Vice President                       None
6755 Ridge Mill Lane
Atlanta, GA 30328

Maria Paster(2)                                  Assistant Vice President             None
Donald Pawluk(2)                                 Vice President                       None
Brian C. Perkes                                  Vice President                       None
6 Lawton Ct.

Frisco, TX 75034

Wayne Perry                                      Vice President                       None
3900 Fairfax Drive Apt 813
Arlington, VA 22203

Charles K. Pettit(2)                             Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------

Aaron Pisani(1)                                  Vice President                       None

------------------------------------------------ ------------------------------------ ---------------------------------

Rachel Powers                                    Vice President                       None
Nicole Pretzel                                   Vice President                       None
Minnie Ra                                        Vice President                       None

100 Dolores Street, #203
Carmel, CA 93923
Dustin Raring                                    Vice President                       None
27 Blakemore Drive
Ladera Ranch, CA 92797
Michael A. Raso                                  Vice President                       None
3 Vine Place
Larchmont, NY 10538
Richard E. Rath                                  Vice President                       None
46 Mt. Vernon Ave.
Alexandria, VA 22301

Ramsey Rayan(2)                                  Vice President                       None
William J. Raynor(5)                             Vice President                       None
Corry Read(2)                                    Vice President                       None
Ruxandra Risko(2)                                Vice President                       None
David R. Robertson(2)                            Senior Vice President                None
Ian M. Roche                                     Vice President                       None
7070 Bramshill Circle

Bainbridge, OH 44023

Michael Rock                                     Vice President                       None
9016 Stourbridge Drive
Huntersville, NC 28078
Stacey Roode                                     Vice President                       None
Thomas Sabow                                     Vice President                       None
6617 Southcrest Drive

Edina, MN 55435
John Saunders                                    Vice President                       None
2251 Chantilly Ave.
Winter Park, FL 32789
Thomas Schmitt                                   Vice President                       None
40 Rockcrest Rd
Manhasset, NY 11030
William Schories                                 Vice President                       None
3 Hill Street
Hazlet, NJ 07730
Jennifer Sexton(2)                               Vice President                       None
Eric Sharp                                       Vice President                       None
862 McNeill Circle
Woodland, CA 95695
Debbie A. Simon                                  Vice President                       None
55 E. Erie St., #4404
Chicago, IL 60611
Bryant Smith                                     Vice President                       None
Christopher M. Spencer                           Vice President                       None
2353 W 118th Terrace
Leawood, KS 66211
John A. Spensley                                 Vice President                       None
375 Mallard Court
Carmel, IN 46032

Michael Staples                                  Vice President                       None
4255 Jefferson St Apt 328
Kansas City, MO 64111

Alfred St. John(2)                               Vice President                       None
Bryan Stein                                      Vice President                       None
8 Longwood Rd.
Voorhees, NJ 08043
John Stoma(2)                                    Senior Vice President                None
Wayne Strauss(3)                                 Assistant Vice President             None
Brian C. Summe                                   Vice President                       None
2479 Legends Way
Crestview Hills, KY 41017
Michael Sussman(2)                               Vice President                       None
George T. Sweeney                                Senior Vice President                None
5 Smokehouse Lane
Hummelstown, PA 17036
------------------------------------------------ ------------------------------------ ---------------------------------
James Taylor(2)                                  Assistant Vice President             None
------------------------------------------------ ------------------------------------ ---------------------------------
Martin Telles(2)                                 Senior Vice President                None
Paul Temple(2)                                   Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------

Troy Testa                                       Vice President                       None

------------------------------------------------ ------------------------------------ ---------------------------------
David G. Thomas                                  Vice President                       None
16628 Elk Run Court
Leesburg, VA 20176
Mark S. Vandehey(1)                              Vice President and Chief             Vice President and Chief
                                                 Compliance Officer                   Compliance Officer
Vincent Vermete(2)                               Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
Kenneth Lediard Ward                             Vice President                       None
1400 Cottonwood Valley Circle N.
Irving, TX 75038
------------------------------------------------ ------------------------------------ ---------------------------------

Teresa Ward(1)                                   Vice President                       None
Janeanne Weickum(1)                              Vice President                       None
Michael J. Weigner                               Vice President                       None
4905 W. San Nicholas Street

Tampa, FL 33629
Donn Weise                                       Vice President                       None
3249 Earlmar Drive
Los Angeles, CA 90064
Chris G. Werner                                  Vice President                       None
98 Crown Point Place
Castle Rock, CO 80108

Catherine White(2)                               Assistant Vice President             None
Ryan Wilde(1)                                    Vice President                       None
Julie Wimer(2)                                   Assistant Vice President             None
Donna Winn(2)                                    Senior Vice President                None
Peter Winters                                    Vice President                       None

911 N. Organce Ave, Pat. 514
Orlando, FL 32801

Patrick Wisneski(1)                              Vice President                       None
Kurt Wolfgruber(2)                               Director                             None

------------------------------------------------ ------------------------------------ ---------------------------------
Meredith Wolff(2)                                Vice President                       None
------------------------------------------------ ------------------------------------ ---------------------------------
Michelle Wood(2)                                 Vice President                       None
Cary Patrick Wozniak                             Vice President                       None
18808 Bravata Court
San Diego, CA 92128
John Charles Young                               Vice President                       None
3914 Southwestern
Houston, TX 77005
Jill Zachman(2)                                  Vice President                       None
Robert G. Zack(2)                                General Counsel & Director           Secretary
Steven Zito(1)                                   Vice President                       None

(1)6803 South Tucson Way, Centennial, CO 80112-3924
(2)Two World Financial Center, 225 Liberty Street, 11th Floor, New York, NY 10281-1008
(3)350 Linden Oaks, Rochester, NY 14623
(4)555 Theodore Fremd Avenue, Rye, NY 10580
(5)Independence Wharf, 470 Atlantic Avenue, 11th Floor, Boston, MA 02210

(c) Not applicable.

Item 28. Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and rules promulgated thereunder are in the possession of OppenheimerFunds, Inc. at its offices at 6803 South Tucson Way, Centennial, Colorado 80112-3924.

Item 29. Management Services

Not applicable

Item 30. Undertakings

Not applicable.

                                              SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment
Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 26th day of August, 2008.

                                            OPPENHEIMER INTERNATIONAL VALUE TRUST

                                            By:  /s/ John V. Murphy*
                                            --------------------------------------------------
                                            John V. Murphy, President
                                            Principal Executive Officer & Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration
Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures                                  Title                                       Date

Brian F. Wruble*                            Chairman of the
-------------------------------

Brian F. Wruble                             Board of Trustees                           August 26, 2008

John V. Murphy*                             President, Principal
-------------------------------

John V. Murphy                              Executive Officer and Trustee               August 26, 2008

Brian W. Wixted*                            Treasurer, Principal                        August 26, 2008
-------------------------------
Brian W. Wixted                             Financial & Accounting Officer

David K. Downes*                            Trustee                                     August 26, 2008
-------------------------------

David K. Downes

Matthew P. Fink*                            Trustee                                     August 26, 2008
-------------------------------

Matthew P.Fink

Robert G. Galli*                            Trustee                                     August 26, 2008
-------------------------------

Robert G. Galli

Phillip A. Griffiths*                       Trustee                                     August 26, 2008
-------------------------------

Phillip A. Griffiths

Mary F. Miller*                             Trustee                                     August 26, 2008
-------------------------------

Mary F. Miller

Joel W. Motley*                             Trustee                                     August 26, 2008
-------------------------------

Joel W. Motley

Russell S. Reynolds, Jr.*                   Trustee                                     August 26, 2008
-------------------------
Russell S. Reynolds, Jr.

Joseph M. Wikler*                           Trustee                                     August 26, 2008
-------------------------------

Joseph M. Wikler

Peter I. Wold*                              Trustee                                     August 26, 2008
-------------------------------

Peter I. Wold

*By:     /s/ Kathleen T. Ives
         ----------------------------------
         Kathleen T. Ives, Attorney-in-Fact

                                       OPPENHEIMER INTERNATIONAL VALUE TRUST

                                          Post-Effective Amendment No. 6

                                       Registration Statement No. 333-105970

                                                   EXHIBIT INDEX

Exhibit No.              Description

23   (j)                 Independent Auditors' Consent

     (n)                 Oppenheimer Funds Multiple Class Plan under Rule 18f-3